OMB APPROVAL
OMB Number: 3235-0570 Expires: July 31, 2022 Estimated average burden hours per response ........... 26.3
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-0
5371

Russell Investment Funds
(Exact name of registrant as specified in charter)
1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth Albaneze, Secretary and Chief Legal Officer
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846
______________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-787-7354
Date of fiscal year end:           December 31
Date of reporting period:        January 1, 2021 to December 31, 2021

Item 1. Reports to Stockholders

2021 ANNUAL REPORT
Russell Investment Funds
DECEMBER 31, 2021
FUND
U.S. Strategic Equity Fund
U.S. Small Cap Equity Fund
International Developed Markets Fund
Strategic Bond Fund
Global Real Estate Securities Fund

Russell Investment Funds
Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
These financial statements report
on five of these Funds.

Page
To Our Shareholders 3
U.S. Strategic Equity Fund 4
U.S. Small Cap Equity Fund 23
International Developed Markets Fund 51
Strategic Bond Fund 75
Global Real Estate Securities Fund 125
Notes to Schedules of Investments 145
Notes to Financial Highlights 147
Notes to Financial Statements 148
Report of Independent Registered Public Accounting Firm 168
Tax Information 169
Affiliated Brokerage Transactions 170
Basis for Approval of Investment Advisory Contracts 171
Shareholder Requests for Additional Information 172
Disclosure of Information about Fund Trustees and Officers 173
Supplemental Proxy Information 180
Adviser, Money Managers and Service Providers 181
Russell Investment Funds
Annual Report
December 31, 2021
Table of Contents

Russell Investment Funds
Copyright © Russell Investments 2022. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates, with a significant minority stake held by funds managed by Reverence Capital Partners. Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademark contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investment group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE RUSSELL”
brand.
Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA and part of Russell Investments.
Indices and benchmarks are unmanaged and cannot be invested in directly. Returns represent past performance, are not a guarantee of future performance, and are not indicative of any specific investment. Index return information is provided by vendors and although deemed reliable, is not guaranteed by Russell Investments or its affiliates.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

To Our Shareholders
To Our Shareholders 3
Fellow Investors,
Our primary focus is as clear as ever: It is to improve the financial security of our investors. We believe that the combination of our investment solutions, a sound plan and timely investment advice provides the best strategy for those individuals seeking to navigate the difficult world of investing. Your financial security is the reason we work hard to maintain a time-
tested, disciplined investment approach, focused on meeting our clients’ financial needs.
The year of 2021, despite continued COVID-19 pressures, has seen strong performance:
For the one-year period ended December 31, 2021, U.S. equities returned 28.71%, according to the S&P 500.
*
In comparison, within the same time period, developed non-U.S. equities, as measured by the MSCI EAFE index, provided a return of 11.26%.
*
With the benefit of the strong market recovery continuing into 2022 and the unique period we all have just managed through, it is critical to be disciplined when assessing your investment plan. It is important to challenge prior thinking but have an equally high bar to any material changes to long-term strategies. We continue to emphasize that prioritizing the long-term investment plan over short-term gains is most consistently rewarded.
As we look forward, we maintain our focus and look to position our funds for the year ahead, not the one that has just passed. With this in mind, we hold the following views on markets:
We continue to believe in diversifying globally. We have a modest preference for non-U.S. equities to U.S. equities.
The post-vaccine economic recovery should favor undervalued cyclical value stocks over expensive technology and growth stocks.
We think inflation pressures are mostly transitory but may not peak until the first half of 2022. We believe central banks will react cautiously and although global growth likely will slow, we expect most developed economies to achieve above-trend growth in 2022.
The extent and duration of the slowdown in China is one of the main risks to the outlook. We expect more stimulus early in 2022, which, combined with relatively attractive valuation, makes us cautiously optimistic about emerging market equities.
Let me reiterate that at Russell Investments, our stated purpose is to improve people’s financial security. We have a long heritage of providing solutions to help investors like you reach your financial goals, whether you’re saving for retirement, already depending on retirement income or building a college fund.
There is nothing we value more than the trust you have placed in our firm. All of us at Russell Investments appreciate the opportunity to help you achieve your own financial security.
Best regards,
Kate El-Hillow
Global Chief Investment Officer, Russell Investments
* Source: MarketWatch. Indexes are unmanaged and cannot be invested in directly. The S&P 500 Index is an index, with dividends reinvested, of 500 issues representative of leading companies in the U.S. large cap securities market. The MSCI EAFE (Europe, Australasia, Far East) index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

Russell Investment Funds
U.S. Strategic Equity Fund
Portfolio Management Discussion and Analysis — December 31, 2021 (Unaudited)
4 U.S. Strategic Equity Fund
U.S. Strategic Equity Fund
Total
Return
1 Year 20 .40%
5 Years 16 .22%§
10 Years 15 .08%§
Russell 1000
®
Index**
Total
Return
1 Year 26 .45%
5 Years 18 .43%§
10 Years 16 .54%§

Russell Investment Funds
U.S. Strategic Equity Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2021
(Unaudited)
U.S. Strategic Equity Fund 5
The U.S. Strategic Equity Fund (the “Fund”) employs a multi-
manager approach whereby portions of the Fund are allocated
to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment
Management, LLC (“RIM”), the Fund’s advisor. RIM may change
the allocation of the Fund’s assets among money managers at any time, including not allocating Fund assets to one or more money manager strategies. An exemptive order from the Securities and
Exchange Commission permits RIM to engage or terminate a
money manager at any time, subject to approval by the Fund’s
Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing
services. As of December 31, 2021, the Fund had four money
managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth.
How did the Fund perform relative to its benchmark for the
fiscal year ended December 31, 2021?
For the fiscal year ended December 31, 2021 (the “fiscal year”), the Fund gained 20.40%. This is compared to the Fund’s
benchmark, the Russell 1000
®
Index, which gained 26.45%
during the same fiscal year. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and
do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Insurance Large Blend
Category, a group of funds that Morningstar considers to have investment strategies similar to those of the Fund, gained 26.73%.
This result serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a specific style or capitalization benchmark other than the Fund’s index (“a RIM-assigned
benchmark”). However, the Fund’s primary index remains the
benchmark for the Fund and is intended to be representative of the aggregate of each money manager’s benchmark index.
How did market conditions affect the Fund’s performance?
Investor sentiment was positive during the fiscal year with strong absolute returns in the U.S. market. Progression of COVID-19 vaccine campaigns coupled with historic amounts of fiscal
stimulus, an accommodative Federal Reserve policy, and robust earnings growth aided in renewed levels of optimism in equities.
In the market environment, growth and mega cap were the best performing areas within the U.S. large cap universe. Energy, information technology, and financials were the best performing sectors while consumer staples, consumer discretionary, and
utilities lagged.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
Over the fiscal year, the Fund maintained exposure to companies with lower valuation and lower market capitalization compared to its benchmark. Overall, the Fund’s factor tilts detracted from performance as both factors lagged in the market environment.
Sector allocation decisions detracted over the fiscal year and were a driver of relative underperformance. Underweights to the energy and real estate sectors detracted from performance. Underweights to the consumer staples and industrials sectors had a positive impact on performance.
The Fund employs discretionary and non-discretionary money
managers. The Fund’s discretionary money managers select the individual portfolio securities for the assets assigned to them.
The Fund’s non-discretionary money managers provide a model
portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the
Fund. RIM manages assets not allocated to money manager
strategies and the Fund’s cash balances.
Stock selection by the Fund’s money managers detracted from
performance, including as a result of underperforming holdings within the information technology, communication services, and health care sectors.
With respect to certain of the Fund’s money managers, Brandywine
Global Investment Management, LLC outperformed its RIM-
assigned benchmark. Stock selection within the information
technology, consumer discretionary, and consumer staples sectors was the primary driver of relative outperformance. Sector allocation decisions had a positive effect on performance—an overweight to the financials sector and an underweight to the communication services sector contributed positively to performance.
Jackson Square Partners, LLC underperformed its RIM-assigned benchmark. Stock selection within the information technology, communication services, and consumer discretionary sectors was the primary driver of relative underperformance. Sector allocation decisions had a negative effect on performance, as overweights to the health care and industrials sectors detracted.
During the fiscal year, RIM utilized a positioning strategy to control Fund-level exposures and risks through the purchase
of a stock portfolio. Using the output from quantitative and/
or rules-based processes and qualitative analysis, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to Fund exposures along factor and
industry dimensions. The Fund’s active positioning strategy
provided exposure to RIM’s strategic equity beliefs associated with value, quality and low volatility factors. During the fiscal year, the strategy outperformed the Fund’s benchmark. A tilt

Russell Investment Funds
U.S. Strategic Equity Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2021
(Unaudited)
6 U.S. Strategic Equity Fund
toward stocks with higher quality was rewarded. Sector allocation decisions detracted from performance, including underweights to the energy and financials sectors.
During the fiscal year, RIM partially equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure and this strategy performed as intended.
Describe any changes to the Fund’s structure or the money
manager line-up.
There were no changes to the Fund’s structure or money manager line-up during the fiscal year.
The views expressed in this report reflect those of the
portfolio managers only through the end of the fiscal year
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied
on as investment advice and, because investment decisions
for a Russell Investment Funds (“RIF”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIF Fund.
Money Managers as of December 31,
2021 Styles
Brandywine Global Investment
Management, LLC Value
HS Management Partners, LLC Growth
Jackson Square Partners, LLC Growth
Jacobs Levy Equity Management, Inc. Market Oriented
* Assumes initial investment on January 1, 2012.
** The Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index represents the universe of stocks from
which most active money managers typically select. The Russell 1000
®
Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.
§ Annualized.
The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and Exchange
Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting Principles (“U.S.
GAAP”).

Russell Investment Funds
U.S. Strategic Equity Fund
Shareholder Expense Example — December 31, 2021 (Unaudited)
U.S. Strategic Equity Fund 7
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from July 1, 2021 to December 31, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
July 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
December 31, 2021 $ 1,060.70 $ 1,020.9 7
Expenses Paid During Period* $ 4.36 $ 4.28
* Expenses are equal to the Fund's annualized expense ratio of 0.84%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
8 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 95.6%
Consumer Discretionary - 14.0%
Advance Auto Parts, Inc. 1,840 441
Amazon.com, Inc.(Æ) 6,848 22,835
Amerco , Inc. 627 455
AutoNation, Inc.(Æ) 1,964 229
Best Buy Co., Inc. 5,506 559
BorgWarner, Inc. 1,264 57
Brunswick Corp. 2,105 212
CarMax, Inc.(Æ) 1,501 195
Charter Communications, Inc. Class A(Æ) 11,479 7,484
Comcast Corp. Class A 32,723 1,647
Costco Wholesale Corp. 3,266 1,854
Dick's Sporting Goods, Inc.(Ñ) 1,407 162
Dollar General Corp. 2,849 672
DR Horton, Inc. 21,489 2,330
eBay, Inc. 8,441 561
Floor & Decor Holdings, Inc. Class A(Æ) 2,227 290
Foot Locker, Inc. 2,627 115
Ford Motor Credit Co. LLC 52,514 1,091
Gap, Inc. (The) 10,071 178
Garmin, Ltd. 2,775 378
General Motors Co.(Æ) 75,665 4,436
Genuine Parts Co. 3,099 434
Graham Holdings Co. Class B 356 224
Grand Canyon Education, Inc.(Æ) 1,590 136
Home Depot, Inc. (The) 5,172 2,146
Kohl's Corp. 4,484 221
Lear Corp. 347 63
Lennar Corp. Class A 5,282 614
Liberty SiriusXM Group Class C(Æ) 5,778 294
LKQ Corp. 13,118 787
Lowe's Cos., Inc. 3,186 824
Lululemon Athletica , Inc.(Æ) 744 291
McDonald's Corp. 569 153
Mohawk Industries, Inc.(Æ) 1,033 188
Netflix, Inc.(Æ) 9,120 5,494
Nike, Inc. Class B 47,019 7,838
NVR, Inc.(Æ) 70 414
Ollie's Bargain Outlet Holdings, Inc.(Æ) 2,419 124
Omnicom Group, Inc. 37,692 2,762
O'Reilly Automotive, Inc.(Æ) 525 371
Penske Automotive Group, Inc. 3,280 352
Polaris, Inc. 3,134 344
Pool Corp. 384 217
PulteGroup, Inc. 71,673 4,097
Ross Stores, Inc. 3,695 422
Starbucks Corp. 5,390 630
Target Corp. 4,779 1,106
Tesla, Inc.(Æ) 3,146 3,325
Thor Industries, Inc. 23,197 2,407
TJX Cos., Inc. (The) 5,401 410
Tractor Supply Co. 2,044 488
Ulta Beauty, Inc.(Æ) 997 411
ViacomCBS , Inc. Class B 4,924 149
Walmart, Inc. 10,391 1,503
Walt Disney Co. (The)(Æ) 8,880 1,375
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Whirlpool Corp. 908 213
Williams-Sonoma, Inc. 2,717 460
Yum China Holdings, Inc. 3,171 158
87,626
Consumer Staples - 5.3%
Altria Group, Inc. 11,685 554
Archer-Daniels-Midland Co. 7,959 538
Casey's General Stores, Inc. 582 115
Church & Dwight Co., Inc. 4,932 506
Clorox Co. (The) 2,974 519
Coca-Cola Co. (The) 18,637 1,103
Colgate-Palmolive Co. 10,610 905
ConAgra Foods, Inc. 67,318 2,299
CVS Health Corp. 48,460 4,999
Estee Lauder Cos., Inc. (The) Class A 1,283 475
General Mills, Inc. 6,816 459
Hormel Foods Corp. 1,723 84
Ingredion, Inc. 33,569 3,244
JM Smucker Co. (The) 3,096 420
Kimberly-Clark Corp. 5,168 739
Kraft Heinz Foods Co. 9,385 337
Kroger Co. (The) 93,647 4,238
Mondelez International, Inc. Class A 7,602 504
Monster Beverage Corp.(Æ) 2,598 250
PepsiCo, Inc. 7,106 1,234
Philip Morris International, Inc. 15,479 1,471
Procter & Gamble Co. (The) 18,404 3,011
Tyson Foods, Inc. Class A 47,020 4,098
US Foods Holding Corp.(Æ) 5,544 193
Walgreens Boots Alliance, Inc. 13,629 711
33,006
Energy - 1.7%
BP PLC - ADR 103,430 2,754
Canadian Natural Resources, Ltd. 74,410 3,144
Chevron Corp. 23,650 2,775
Exxon Mobil Corp. 22,784 1,394
Kinder Morgan, Inc. 21,131 335
ONEOK, Inc. 4,077 240
10,642
Financial Services - 16.2%
AerCap Holdings Ltd. / AerCap Global
Aviation Trust(Æ) 39,343 2,574
Aflac, Inc. 8,838 516
Allstate Corp. (The) 4,199 494
American Express Co. 1,079 177
American International Group, Inc. 3,987 227
American Tower Corp.(ö) 1,160 339
Banco Santander SA - ADR 448,129 1,474
Bank of America Corp. 122,626 5,456
Bank of New York Mellon Corp. (The) 5,310 308
Berkshire Hathaway, Inc. Class B(Æ) 26,976 8,066
BlackRock, Inc. Class A 279 255
Capital One Financial Corp. 2,570 373

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 9
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cboe Global Markets, Inc. 503 66
CBRE Group, Inc. Class A 5,874 637
Charles Schwab Corp. (The) 4,725 397
Chubb, Ltd. 3,134 606
Citigroup, Inc. 136,020 8,214
Citizens Financial Group, Inc. 2,876 136
Crown Castle International Corp.(ö) 1,803 376
Discover Financial Services 2,083 241
Equinix , Inc.(Æ)(ö) 144 122
Essent Group, Ltd. 26,754 1,218
Everest Re Group, Ltd. 130 36
Fifth Third Bancorp 11,295 492
First Republic Bank 1,072 221
Global Payments, Inc. 16,967 2,294
Goldman Sachs Group, Inc. (The) 3,247 1,242
Hartford Financial Services Group, Inc. 3,157 218
JPMorgan Chase & Co. 36,601 5,796
KeyCorp 9,178 212
KKR & Co., Inc. Class A 87,544 6,522
M&T Bank Corp. 1,614 248
MasterCard, Inc. Class A 31,636 11,366
MetLife, Inc. 4,703 294
Morgan Stanley 27,101 2,660
New York Community Bancorp, Inc. 212,069 2,589
Northern Trust Corp. 2,978 356
PayPal Holdings, Inc.(Æ) 3,304 623
People's United Financial, Inc. 3,680 66
PNC Financial Services Group, Inc. (The) 5,737 1,150
Popular, Inc. 27,898 2,289
Progressive Corp. (The) 3,213 330
Prudential Financial, Inc. 2,506 271
Raymond James Financial, Inc. 2,758 277
Regions Financial Corp. 14,319 312
Reinsurance Group of America, Inc. Class A 1,509 165
RenaissanceRe Holdings, Ltd. 5 1
Ryman Hospitality Properties, Inc.(Æ)(ö) 21,820 2,007
SLM Corp. 112,593 2,215
State Street Corp. 2,147 200
Synchrony Financial 7,636 354
Travelers Cos., Inc. (The) 3,142 492
Truist Financial Corp. 17,708 1,037
Two Harbors Investment Corp.(ö) 345,025 1,991
US Bancorp 15,606 877
Visa, Inc. Class A 50,733 10,994
Wells Fargo & Co. 113,570 5,449
Willis Towers Watson PLC(Æ) 12,719 3,021
100,939
Health Care - 15.9%
10x Genomics, Inc. Class A(Æ) 24,245 3,612
Abbott Laboratories 9,546 1,344
AbbVie, Inc. 27,705 3,751
Abiomed , Inc.(Æ) 488 175
Agilent Technologies, Inc. 4,291 685
Align Technology, Inc.(Æ) 8,955 5,885
Alkermes PLC(Æ) 14,653 341
Alnylam Pharmaceuticals, Inc.(Æ) 2,347 398
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Amgen, Inc. 3,268 735
Anthem, Inc.(Æ) 1,088 504
AstraZeneca PLC - ADR 36,666 2,136
Baxter International, Inc. 4,144 356
Becton Dickinson and Co. 2,469 621
Biogen, Inc.(Æ) 2,601 624
BioMarin Pharmaceutical, Inc.(Æ) 1,022 90
Boston Scientific Corp.(Æ) 9,231 392
Bristol-Myers Squibb Co. 58,652 3,657
Catalent , Inc.(Æ) 53,556 6,857
Centene Corp.(Æ) 6,687 551
Cerner Corp. 6,807 632
Cigna Corp. 2,417 555
Cooper Cos., Inc. (The) 872 365
DexCom , Inc.(Æ) 853 458
Edwards Lifesciences Corp.(Æ) 69,048 8,945
Eli Lilly & Co. 4,218 1,165
Exact Sciences Corp.(Æ) 1,507 117
Exelixis , Inc.(Æ) 15,276 279
Gilead Sciences, Inc. 6,508 473
GlaxoSmithKline PLC - ADR 68,700 3,030
HCA Healthcare, Inc. 921 237
Hologic , Inc.(Æ) 2,266 173
Humana, Inc. 425 197
IDEXX Laboratories, Inc.(Æ) 459 302
Illumina, Inc.(Æ) 466 177
Incyte Corp.(Æ) 5,060 371
Insulet Corp.(Æ) 433 115
Integra LifeSciences Holdings Corp.(Æ) 1,183 79
Intra-Cellular Therapies, Inc. Class A(Æ) 35,692 1,868
Intuitive Surgical, Inc.(Æ) 19,782 7,108
Jazz Pharmaceuticals PLC(Æ) 17,558 2,237
Johnson & Johnson 42,492 7,269
Laboratory Corp. of America Holdings(Æ) 2,182 686
Masimo Corp.(Æ) 619 181
Medtronic PLC 21,024 2,175
Merck & Co., Inc. 13,415 1,028
Moderna , Inc.(Æ) 2,999 762
Neurocrine Biosciences, Inc.(Æ) 831 71
Organon & Co. 1,341 41
Pfizer, Inc. 81,940 4,839
Quest Diagnostics, Inc. 1,359 235
Regeneron Pharmaceuticals, Inc.(Æ) 777 491
ResMed , Inc. 2,615 681
Sage Therapeutics, Inc.(Æ) 2,682 114
Seagen , Inc.(Æ) 1,169 181
STERIS PLC 1,342 327
Stryker Corp. 2,840 759
Teleflex, Inc. 438 144
Thermo Fisher Scientific, Inc. 2,455 1,638
United Therapeutics Corp.(Æ) 2,504 541
UnitedHealth Group, Inc. 5,847 2,936
Veeva Systems, Inc. Class A(Æ) 22,936 5,860
Vertex Pharmaceuticals, Inc.(Æ) 2,569 564
Viatris , Inc. Class W 142,093 1,923
West Pharmaceutical Services, Inc. 2,073 972
Zimmer Biomet Holdings, Inc. 19,027 2,417

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
10 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Zoetis, Inc. Class A 4,509 1,100
99,532
Materials and Processing - 3.6%
Air Products & Chemicals, Inc. 144 44
Alcoa Corp. 46,374 2,763
Ball Corp. 4,120 397
Berry Plastics Group, Inc.(Æ) 2,656 196
Carrier Global Corp. 5,632 305
Copart , Inc.(Æ) 1,742 264
Crown Holdings, Inc. 20,511 2,269
Dow, Inc. 4,652 264
DowDuPont , Inc. 40,171 3,245
Eastman Chemical Co. 14,467 1,749
Ecolab, Inc. 87 20
Fastenal Co. 4,175 267
Freeport-McMoRan, Inc. 8,142 340
Huntsman Corp. 54,732 1,909
International Paper Co. 9,622 452
Lennox International, Inc. 546 177
Linde PLC(Æ) 2,546 882
LyondellBasell Industries NV Class A 2,417 223
Newmont Corp. 70,376 4,365
Nucor Corp. 6,306 720
Owens Corning 526 48
Reliance Steel & Aluminum Co. 434 70
Southern Copper Corp. 9,944 614
Steel Dynamics, Inc. 63 4
Sylvamo Corp.(Æ) 874 24
Trane Technologies PLC 4,122 833
22,444
Producer Durables - 5.9%
3M Co. 1,939 344
Ametek , Inc. 487 72
Aptiv PLC(Æ) 1,648 272
Automatic Data Processing, Inc. 1,376 339
Booz Allen Hamilton Holding Corp. Class A 1,562 132
Canadian Pacific Railway, Ltd. 5,211 375
Carlisle Cos., Inc. 1,102 273
CH Robinson Worldwide, Inc. 3,238 349
Cintas Corp. 1,104 489
CoStar Group, Inc.(Æ) 6,064 479
CSX Corp. 9,234 347
Cummins, Inc. 2,931 639
Danaher Corp. 3,932 1,294
Deere & Co. 930 319
Eaton Corp. PLC 2,329 402
Emerson Electric Co. 3,665 341
Expeditors International of Washington, Inc. 1,184 159
FedEx Corp. 20,895 5,403
General Dynamics Corp. 478 100
Gentex Corp. 803 28
GXO Logistics, Inc.(Æ) 1,342 122
Honeywell International, Inc. 4,718 984
IDEX Corp. 561 133
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
IHS Markit , Ltd.(Æ) 2,910 387
Illinois Tool Works, Inc. 1,625 401
Johnson Controls International PLC(Æ) 13,670 1,112
Keysight Technologies, Inc.(Æ) 918 190
Lockheed Martin Corp. 9,090 3,231
Magna International, Inc. Class A 16,208 1,312
Norfolk Southern Corp. 744 221
Northrop Grumman Corp. 932 361
Old Dominion Freight Line, Inc. 548 196
Otis Worldwide Corp. 2,816 245
PACCAR Financial Corp. 5,469 483
Paychex, Inc. 971 133
Quanta Services, Inc. 5,718 656
Raytheon Co.(Æ) 7,864 677
Republic Services, Inc. Class A 2,907 405
Roper Technologies, Inc. 859 423
S&P Global, Inc. 188 89
Snap-on, Inc. 935 201
Stanley Black & Decker, Inc. 719 136
Toro Co. (The) 2,847 284
Union Pacific Corp. 2,316 583
United Parcel Service, Inc. Class B 6,663 1,428
United Rentals, Inc.(Æ) 1,115 371
Verisk Analytics, Inc. Class A 2,141 490
Vontier Corp. 98,135 3,016
Waste Management, Inc. 34,316 5,726
Waters Corp.(Æ) 348 130
Westinghouse Air Brake Technologies Corp. 1,530 141
XPO Logistics, Inc.(Æ) 1,342 104
36,527
Technology - 28.0%
Accenture PLC Class A 3,090 1,281
Activision Blizzard, Inc. 2,116 141
Adobe, Inc.(Æ) 8,740 4,956
Advanced Micro Devices, Inc.(Æ) 8,992 1,294
Airbnb, Inc. Class A(Æ) 19,769 3,291
Alphabet, Inc. Class A(Æ) 2,287 6,626
Alphabet, Inc. Class C(Æ) 1,280 3,704
Amphenol Corp. Class A 4,565 399
Analog Devices, Inc. 7,891 1,387
Ansys , Inc.(Æ) 36 14
Apple, Inc. 87,437 15,526
Applied Materials, Inc. 6,816 1,073
Broadcom, Inc. 2,554 1,699
CACI International, Inc. Class A(Æ) 356 96
Cadence Design Systems, Inc.(Æ) 2,745 512
CDW Corp. 717 147
Cisco Systems, Inc. 24,991 1,584
Cognizant Technology Solutions Corp. Class
A 1,337 119
Corning, Inc. 7,541 281
Corteva , Inc. 67,881 3,209
Coupa Software, Inc.(Æ) 24,486 3,870
Datadog , Inc. Class A(Æ) 36,230 6,453
Dell Technologies, Inc. Class C(Æ) 7,292 410
Electronic Arts, Inc. 923 122

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 11
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
F5 Networks, Inc.(Æ) 1,997 489
Fidelity National Information Services, Inc. 1,947 213
Fiserv, Inc.(Æ) 1,506 156
Fortinet, Inc.(Æ) 1,123 404
Hewlett Packard Enterprise Co. Class H 30,059 474
HP, Inc.(Æ) 23,418 882
Intel Corp. 31,958 1,646
Intuit, Inc. 1,463 941
Juniper Networks, Inc. 116,779 4,170
KLA Corp. 2,031 874
Kyndryl Holdings, Inc.(Æ) 845 15
Lam Research Corp. 1,000 719
Leidos Holdings, Inc. 3,168 282
Marvell Technology, Inc. 1,377 120
Match Group, Inc.(Æ) 43,603 5,766
Meta Platforms, Inc. Class A(Æ) 24,260 8,160
Microchip Technology, Inc. 6,822 594
Micron Technology, Inc. 31,313 2,917
Microsoft Corp. 99,519 33,469
Monolithic Power Systems, Inc. 849 419
Motorola Solutions, Inc. 1,828 497
NVIDIA Corp. 15,553 4,574
ON Semiconductor Corp.(Æ) 8,918 606
Oracle Corp. 8,534 744
Paycom Software, Inc.(Æ) 8,352 3,468
Qorvo , Inc.(Æ) 1,232 193
QUALCOMM, Inc. 6,909 1,263
Salesforce.com, Inc.(Æ) 3,988 1,013
ServiceNow , Inc.(Æ) 12,446 8,079
Skyworks Solutions, Inc. 2,960 459
Snowflake, Inc. Class A(Æ) 18,496 6,266
Synopsys, Inc.(Æ) 892 329
Take-Two Interactive Software, Inc.(Æ) 1,909 339
Teradyne, Inc. 32,043 5,240
Texas Instruments, Inc. 7,081 1,335
Twilio , Inc. Class A(Æ) 23,291 6,133
Uber Technologies, Inc.(Æ) 211,884 8,884
VMware, Inc. Class A 3,213 372
Wix.com, Ltd.(Æ) 20,896 3,297
Workday, Inc. Class A(Æ) 542 148
Xilinx, Inc. 1,779 377
Zynga, Inc. Class A(Æ) 38,500 246
174,766
Utilities - 5.0%
American Electric Power Co., Inc. 1,296 115
AT&T, Inc. 119,610 2,942
Avangrid , Inc. 4,074 203
Cheniere Energy, Inc. 3,812 387
ConocoPhillips Co. 30,757 2,220
Consolidated Edison Co., Inc. 4,123 352
Dominion Energy, Inc. 1,134 89
DT Midstream, Inc. 984 47
DTE Energy Co. 1,968 235
Duke Energy Corp. 5,841 613
Edison International 46,238 3,156
Evergy , Inc. 5,903 405
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Eversource Energy(Æ) 2,847 259
Exelon Corp. 10,426 602
FirstEnergy Corp. 63,059 2,623
International Business Machines Corp. 4,227 565
National Fuel Gas Co. 2,504 160
NextEra Energy, Inc. 6,860 640
NiSource, Inc. 96,700 2,670
Pinnacle West Capital Corp. 1,968 139
PPL Corp. 72,213 2,171
Sempra Energy 1,619 214
Southern Co. (The) 3,859 265
T-Mobile USA, Inc.(Æ) 51,761 6,003
UGI Corp. 40,289 1,850
Verizon Communications, Inc. 31,027 1,612
WEC Energy Group, Inc.(Æ) 4,349 422
30,959
Total Common Stocks
(cost $382,066 ) 596,441
Short-Term Investments - 4.2%
U.S. Cash Management Fund(@) 26,477,937
(∞)
26,470
Total Short-Term Investments
(cost $26,472) 26,470
Other Securities - 0.0%
U.S. Cash Collateral Fund(@)(×) 148,525
(∞)
149
Total Other Securities
(cost $149) 149
Total Investments - 99.8%
(identified cost $408,687) 623,060
Other Assets and Liabilities, Net
- 0.2%
1,107
Net Assets - 100.0%
624,167

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
12 U.S. Strategic Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 66 USD 15,703 03/22 269
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 269
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 87,626 $ — $ —
$ —
$ 87,626 14.0
Consumer Staples 33,006 — —
—
33,006 5.3
Energy 10,642 — —
—
10,642 1.7
Financial Services 100,939 — —
—
100,939 16. 2
Health Care 99,532 — —
—
99,532 15.9
Materials and Processing 22,444 — —
—
22,444 3.6
Producer Durables 36,527 — —
—
36,527 5.9
Technology 174,766 — —
—
174,766 28.0
Utilities 30,959 — —
—
30,959 5.0
Short-Term Investments — — — 26,470 26,470 4. 2
Other Securities — — — 149 149 —
*
Total Investments 596,441 — — 26,619 623,060 99.8
Other Assets and Liabilities, Net
0.2
100.0
Other Financial Instruments
Assets
Futures Contracts 269 — — — 269 —
*
Total Other Financial Instruments
**
$ 269 $ — $ — $ — $ 269
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended December 31, 2021, see note 2 in the Notes to
Financial Statements.

Russell Investment Funds
U.S. Strategic Equity Fund
Fair Value of Derivative Instruments — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 13
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 269
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 2,019
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 139
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Strategic Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2021
See accompanying notes which are an integral part of the financial statements.
14 U.S. Strategic Equity Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 149 $ — $ 149
Total Financial and Derivative Assets
149 — 149
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 149 $ — $ 149
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
National Bank of Canada
$ 149 $ — $ 149 $ —
Total
$ 149 $ — $ 149 $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 15
I
i
Statement of Assets and Liabilities — December 31, 2021
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 408, 687
Investments, at fair value(*)(>) ......................................................................................................................................................
623,060
Cash ............................................................................................................................................................................................... 28
Receivables:
Dividends and interest ....................................................................................................................................................... 494
Dividends from affiliated funds .......................................................................................................................................... 2
Investments sold ................................................................................................................................................................ 546
Fund shares sold ................................................................................................................................................................ 25
From broker(a) ................................................................................................................................................................... 456
Variation margin on futures contracts ................................................................................................................................. 269
Total assets .................................................................................................................................................
624,880
Liabilities
Payables:
Fund shares redeemed ....................................................................................................................................................... 1 3
Accrued fees to affiliates .................................................................................................................................................... 411
Other accrued expenses ..................................................................................................................................................... 140
Payable upon return of securities loaned ....................................................................................................................................... 14 9
Total liabilities .............................................................................................................................................
713
Net Assets ............................................................................................................................................................
$ 624,167

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
16 U.S. Strategic Equity Fund
Statement of Assets and Liabilities, continued — December 31, 2021
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 226,129
Shares of beneficial interest ...........................................................................................................................................................
291
Additional paid-in capital ..............................................................................................................................................................
397,747
Net Assets ............................................................................................................................................................
$ 624,167
Net Asset Value
,
offering and redemption price per share:
Net asset value per share:(#) .......................................................................................................................................................... $ 21.46
Net assets ............................................................................................................................................................................... $ 624,166,970
Shares outstanding ($.01 par value) ....................................................................................................................................... 29,091,814
Amounts in thousands
(*)     Securities on loan included in investments $ 149
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 26, 619
(a)     Receivable from Broker for Futures $ 456
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 17
Statement of Operations — For the Period Ended December 31, 2021
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 6 , 91 7
Dividends from affiliated funds ......................................................................................................................................... 11
Securities lending income (net) ......................................................................................................................................... 16
Total investment income ...............................................................................................................................................................
6 , 94 4
Expenses
Advisory fees .................................................................................................................................................................... 4,395
Administrative fees ........................................................................................................................................................... 301
Custodian fees ................................................................................................................................................................... 77
Transfer agent fees ............................................................................................................................................................ 26
Professional fees ............................................................................................................................................................... 105
Trustees’ fees .................................................................................................................................................................... 22
Printing fees ...................................................................................................................................................................... 70
Proxy fees ......................................................................................................................................................................... 25
Miscellaneous ................................................................................................................................................................... 9
Total expenses ...............................................................................................................................................................................
5,030
Net investment income (loss) ........................................................................................................................................................
1 , 91 4
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 6 8 , 03 0
Investments in affiliated funds .......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 2,019
Net realized gain (loss) ..................................................................................................................................................................
70 , 0 48
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 38, 64 7
Investments in affiliated funds .......................................................................................................................................... (2)
Futures contracts .............................................................................................................................................................. 139
Net change in unrealized appreciation (depreciation) ................................................................................................................... 38,7 8 4
Net realized and unrealized gain (loss) ......................................................................................................................................... 108, 83 2
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 110,746

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
18 U.S. Strategic Equity Fund
Statements of Changes in Net Assets
For the Periods Ended December 31,
Amounts in thousands
2021 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 1 , 91 4 $ 2,811
Net realized gain (loss) ...................................................................................................................... 70 , 0 48 (4,225)
Net change in unrealized appreciation (depreciation) ....................................................................... 38,7 8 4 109,826
Net increase (decrease) in net assets from operations ............................................................................. 110,746 108,412
Distributions
To shareholders ................................................................................................................................. (55,15 0 ) (6,692)
Net decrease in net assets from distributions .......................................................................................... (55,15 0 ) (6,692)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 7,466 (53,977)
Total Net Increase (Decrease) in Net Assets ..........................................................................
63,06 2 47,743
Net Assets
Beginning of period .................................................................................................................................
561,105 513,362
End of period ..........................................................................................................................................
$ 624,16 7 $ 561,105
* Share transaction amounts (in thousands) for the periods ended December 31, 2021 and December 31, 2020 were as follows:
2021 2020
Shares Dollars Shares Dollars
Proceeds from shares sold 1,108 $ 23,948 383 $ 5,956
Proceeds from reinvestment of distributions 2,623 55,150 430 6,692
Payments for shares redeemed (3,297) (71,632) (4,185) (66,625)
Total increase (decrease)
434 $ 7,466 (3,372) $ (53,977)

Russell Investment Funds
U.S. Strategic Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
20 U.S. Strategic Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(b)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
December 31, 2021 19.58 .07 3.87 3.94 (.12) (1.94)
December 31, 2020 16.03 .09 3.67 3.76 (.07) (.14)
December 31, 2019 13.12 .16 3.77 3.93 (.16) (.86)
December 31, 2018 18.53 .17 (1.97) (1.80) (.21) (3.40)
December 31, 2017 17.08 .17 3.29 3.46 (.19) (1.82)

See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 21
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(d)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(b)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)
%
Portfolio
Turnover Rate
(2.06) 21.46 20.40 624,167 .84 .84 .3 2 33
(.21) 19.58 23.84 561,105 .84 .84 .58 44
(1.02) 16.03 30.26 513,362 .85 .85 1.07 100
(3.61) 13.12 (9.64) 379,576 .84 .84 .93 150
(2.01) 18.53 20.80 461,727 .83 .83 .94 80

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
22 U.S. Strategic Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended December 31, 2021 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2021, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:
For the fiscal years ended December 31, 2021 and December 31, 2020 respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent book-tax differences.
Book-tax differences are primarily due to foreign currency gains and losses, reclassifications of dividends, differences in treatment of income from swaps, net operating losses, investments in partnerships, investments in passive foreign investment companies (PFICs), tax straddle transaction, use of tax equalization and foreign capital gains taxes.  These adjustments have no impact on the net assets.
At December 31, 2021, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 379,571
Administration fees 25,998
Transfer agent fees 2,288
Trustee fees 2,671
$ 410,528
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 17,912 $ 129,230 $ 120,669 $ (1) $ (2) $ 26,470 $ 11 $ —
U.S. Cash Collateral Fund 2,849 58,816 61,516 — — 149 1 —
$ 20,761 $ 188,046 $ 182,185 $ (1) $ (2) $ 26,619 $ 12 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 413,562,507 $ 215,329,461 $ (5,831,601) $ 209,497,860 $ 1,117,253 $ 15,511,404
December 31, 2021 December 31, 2020
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 7,261,919 $ 47,888,459 $ — $ 2,209,349 $ 4,482,632 $ —

Russell Investment Funds
U.S. Small Cap Equity Fund
Portfolio Management Discussion and Analysis — December 31, 2021 (Unaudited)
U.S. Small Cap Equity Fund 23
U.S. Small Cap Equity Fund
Total
Return
1 Year 25 .79%
5 Years 12 .14%§
10 Years 12 .39%§
Russell 2000
®
Index**
Total
Return
1 Year 14 .82%
5 Years 12 .02%§
10 Years 13 .23%§
U.S. Small Cap Equity Linked Benchmark***
Total
Return
1 Year 14 .82%
5 Years 12 .02%§
10 Years 13 .36%§

Russell Investment Funds
U.S. Small Cap Equity Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2021
(Unaudited)
24 U.S. Small Cap Equity Fund
The U.S. Small Cap Equity Fund (the “Fund”) employs a multi-
manager approach whereby portions of the Fund are allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment
Management, LLC (“RIM”), the Fund’s advisor. RIM may change
the allocation of the Fund’s assets among money managers at any time, including not allocating Fund assets to one or more money manager strategies. An exemptive order from the Securities and
Exchange Commission permits RIM to engage or terminate a
money manager at any time, subject to approval by the Fund’s
Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing
services. As of December 31, 2021, the Fund had nine money
managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth.
How did the Fund perform relative to its benchmark for the
fiscal year ended December 31, 2021?
For the fiscal year ended December 31, 2021 (the “fiscal year”), the Fund gained 25.79%. This is compared to the Fund’s
benchmark, the Russell 2000
®
Index, which gained 14.82%
during the same period. The Fund’s performance includes
operating expenses, whereas index returns are unmanaged and
do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Insurance Small Blend
Category, a group of funds that Morningstar considers to have investment strategies similar to those of the Fund, gained 21.74%.
This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
Investor sentiment was positive during the fiscal year with strong absolute returns in the U.S. market. Progression of COVID-19 vaccine campaigns coupled with historic amounts of fiscal
stimulus, an accommodative Federal Reserve policy, and robust earnings growth aided in renewed levels of optimism in equities.
In the market environment, value and low volatility were the best performing factors within the U.S. small cap universe. Energy and financials were the best performing sectors while health care and utilities lagged.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
Over the fiscal year, the Fund maintained exposure to small
and micro capitalization stocks trading at discounted valuations as well as companies with higher quality and lower volatility.
This positioning was in recognition of perceived valuation
opportunities as well as the risk of elevated levels of corporate debt and unprofitability among U.S. small cap companies. Within the U.S. small cap market, factor impact was positive as the preference for low valuation and lower volatility stocks positively impacted benchmark relative performance.
Sector allocation decisions positively contributed to performance during the fiscal year, especially an overweight to the energy sector and an underweight to the health care sector.
The Fund employs discretionary and non-discretionary money
managers. The Fund’s discretionary money managers select the individual portfolio securities for the assets assigned to them.
The Fund’s non-discretionary money managers provide a model
portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the
Fund. RIM manages assets not allocated to money manager
strategies and the Fund’s cash balances.
Stock selection by the Fund’s money managers was the primary contributor to performance during the fiscal year, including outperforming holdings within the health care and consumer
discretionary sectors.
With respect to certain of the Fund’s money managers, Boston
Partners Global Investors, Inc. outperformed the Fund’s
benchmark over the fiscal year. Stock selection within the
materials and information technology sectors was a meaningful driver of outperformance. Additionally, an underweight to
the health care sector and an overweight to the energy sector positively contributed to performance.
Jacobs Levy Equity Management, Inc. outperformed the
Fund’s benchmark over the fiscal year. The money manager’s
stock selection within the consumer discretionary, industrials and information technology sectors was the primary driver of benchmark relative outperformance. Additionally, a tilt toward lower valuation stocks was beneficial. Sector allocation decisions contributed positively to performance, including an overweight to the energy sector and an underweight to the health care sector.
During the fiscal year, RIM utilized a positioning strategy to control
Fund-level exposures and risks through the purchase of a stock portfolio. Using the output from quantitative and/or rules-based processes and qualitative analysis, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to Fund exposures along factor and industry dimensions.
The Fund’s active positioning strategy provided exposure to RIM’s strategic equity beliefs associated with value and quality factors.
During the fiscal year, the strategy underperformed the Fund’s benchmark as sector allocation decisions were not rewarded,
including overweights to the health care and communication
services sectors and underweights to the energy and materials sectors.

Russell Investment Funds
U.S. Small Cap Equity Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2021
(Unaudited)
U.S. Small Cap Equity Fund 25
During the fiscal year, RIM partially equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure and this strategy performed as intended.
Describe any changes to the Fund’s structure or the money
manager line-up.
In June 2021, RIM hired BAMCO, Inc. as a biotechnology
specialist and added a new micro/small cap value mandate for
DePrince, Race & Zollo, Inc.’s (“DePrince”). Additionally, RIM
determined to allocate Fund assets to DePrince’s existing small cap value mandate and determined to no longer allocate Fund
assets to Penn Capital Management Company, LLC. Allocations
to the other managers were adjusted as a result.
The views expressed in this report reflect those of the
portfolio managers only through the end of the fiscal year
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied
on as investment advice and, because investment decisions
for a Russell Investment Funds (“RIF”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIF Fund.
Money Managers as of December 31,
2021 Styles
Ancora Advisors, LLC Market Oriented
BAMCO, Inc. Growth
Boston Partners Global Investors, Inc. Value
Calamos Advisors LLC Growth
Copeland Capital Management, LLC Market Oriented
DePrince , Race & Zollo , Inc. Value
Jacobs Levy Equity Management, Inc. Market Oriented
Penn Capital Management Company, LLC Market Oriented
Ranger Investment Management, L.P. Growth
* Assumes initial investment on January 1, 2012 .
** Russell 2000
®
Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000
®
Index is a subset of the Russell 3000
®
Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000
®
Index is constructed to provide a comprehensive and unbiased small-cap opportunity barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.
*** The U.S. Small Cap Equity Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The U.S. Small Cap Equity Linked Benchmark represents the returns of the Russell 2500
TM
Index through
April 30, 2012 and the returns of the Russell 2000
®
Index thereafter.
§ Annualized.
The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and Exchange
Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting Principles (“U.S.
GAAP”).

Russell Investment Funds
U.S. Small Cap Equity Fund
Shareholder Expense Example — December 31, 2021 (Unaudited)
26 U.S. Small Cap Equity Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from July 1, 2021 to December 31, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
July 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
December 31, 2021 $ 1,020.70 $ 1,019. 51
Expenses Paid During Period* $ 5. 76 $ 5. 75
* Expenses are equal to the Fund's annualized expense ratio of 1.13%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 27
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks – 99.0%
Consumer Discretionary - 12.6%
1-800-Flowers.com, Inc. Class A(Æ) 9,659 226
2U, Inc.(Æ)(Ð) 4,324 87
Aaron's Co., Inc. (The) 20,750 511
Abercrombie & Fitch Co. Class A(Æ) 6,109 213
Academy Sports and Outdoors, Inc.(Æ) 6,518 286
Adtalem Global Education, Inc.(Æ) 3,858 114
Altice USA, Inc. Class A(Æ)(Û) 706 11
Amerco, Inc.(Û) 286 208
American Axle & Manufacturing Holdings,
Inc.(Æ) 32,137 300
American Eagle Outfitters, Inc. 3,091 78
American Outdoor Brands, Inc.(Æ) 1,124 22
American Public Education, Inc.(Æ) 6,631 147
America's Car-Mart, Inc.(Æ) 5,543 568
APi Group Corp.(Æ) 33,417 862
B. Riley Financial, Inc. 8,933 795
Barnes & Noble Education, Inc.(Æ) 13,041 89
Bassett Furniture Industries, Inc. 813 14
Beazer Homes USA, Inc.(Æ) 3,945 92
BJ's Restaurants, Inc.(Æ) 10,367 358
BJ's Wholesale Club Holdings, Inc.(Æ) 2,521 169
Bluegreen Vacations Holding Corp.(Æ) 996 35
Boot Barn Holdings, Inc.(Æ) 15,262 1,879
Boston Omaha Corp. Class A(Æ) 6,171 177
Buckle, Inc. (The) 2,857 121
Caleres, Inc. 21,756 494
Cardlytics, Inc.(Æ) 7,842 518
Carriage Services, Inc. Class A 1,065 69
Carrols Restaurant Group, Inc. 32,949 98
Carter's, Inc. 5,756 583
Cavco Industries, Inc.(Æ) 2,423 771
Celestica, Inc.(Æ) 41,577 463
Central Garden & Pet Co. Class A(Æ) 1,288 62
Century Casinos, Inc.(Æ) 35,484 432
Century Communities, Inc. 2,552 209
Chico's FAS, Inc.(Æ) 8,528 46
Citi Trends, Inc.(Æ) 649 61
Conn's, Inc.(Æ) 3,148 74
Container Store Group, Inc. (The)(Æ) 4,179 42
Cooper-Standard Holdings, Inc.(Æ) 1,607 36
Coty, Inc. Class A(Æ) 8,766 92
Cracker Barrel Old Country Store, Inc. 1,724 222
Crocs, Inc.(Æ) 2,058 264
Dana Holding Corp. 21,786 497
Delta Apparel, Inc.(Æ) 12,903 384
Designer Brands, Inc. Class A(Æ) 26,490 376
Dillard's, Inc. Class A 1,038 254
Drive Shack, Inc.(Æ) 25,304 36
Escalade, Inc. 5,635 89
Ethan Allen Interiors, Inc. 3,768 99
Fiesta Restaurant Group, Inc.(Æ) 9,288 102
Foot Locker, Inc. 4,432 193
Fossil Group, Inc.(Æ) 6,055 62
Genesco, Inc.(Æ) 6,607 424
GMS, Inc.(Æ) 2,693 162
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Goodyear Tire & Rubber Co. (The)(Æ) 35,200 750
GoPro, Inc. Class A(Æ)(Ð) 18,299 189
Gray Television, Inc. 3,190 64
Group 1 Automotive, Inc. 1,658 323
H&R Block, Inc. 13,702 323
Hanesbrands, Inc. 21,731 363
Haverty Furniture Cos., Inc. 1,313 40
HealthStream, Inc.(Æ) 1,940 51
Hibbett, Inc. 2,076 149
Hillenbrand, Inc. 7,296 379
Horizon Global Corp.(Æ) 49,108 392
Houghton Mifflin Harcourt Co.(Æ)(Ð) 7,050 114
iMedia Brands, Inc.(Æ) 16,334 98
International Game Technology PLC 7,902 228
IntriCon Corp.(Æ) 7,234 117
JOANN, Inc.(Ñ) 7,193 75
Johnson Outdoors, Inc. Class A 200 19
KB Home 6,499 291
Kohl's Corp. 5,611 277
Kontoor Brands, Inc. 8,129 417
Kura Sushi USA, Inc. Class A(Æ) 5,438 440
Lands' End, Inc.(Æ) 2,409 47
Landsea Homes Corp.(Æ) 28,689 210
La-Z-Boy, Inc. 4,496 163
Lumber Liquidators Holdings, Inc.(Æ) 6,479 110
Macy's, Inc. 4,616 121
Madison Square Garden Entertainment Corp.
(Æ) 4,030 283
MarineMax, Inc.(Æ) 4,294 254
MasterCraft Boat Holdings, Inc.(Æ) 4,004 113
Monro Muffler Brake, Inc. 6,834 398
Motorcar Parts of America, Inc.(Æ) 7,749 132
Movado Group, Inc. 7,075 296
Nathan's Famous, Inc. 980 57
National Presto Industries, Inc. 698 57
Noodles & Co. Class A(Æ)(Ð) 805 7
Nordstrom, Inc.(Æ)(Ð) 6,325 143
Overstock.com, Inc.(Æ) 1,122 66
Papa John's International, Inc. 922 123
Perdoceo Education Corp.(Æ)(Ð) 3,718 44
PetIQ, Inc.(Æ) 2,233 51
Poshmark, Inc. Class A(Æ) 12,650 215
Potbelly Corp.(Æ) 12,057 67
QuinStreet, Inc.(Æ) 16,730 304
Quotient Technology, Inc.(Æ) 8,077 60
RealReal, Inc. (The)(Æ) 16,142 187
Red Robin Gourmet Burgers, Inc.(Æ) 1,116 18
REV Group, Inc. 16,356 231
Revolve Group, Inc.(Æ) 1,394 78
Ruth's Hospitality Group, Inc. 6,340 126
Sally Beauty Holdings, Inc.(Æ) 8,739 161
Scholastic Corp. 10,441 417
Scientific Games Corp. Class A(Æ) 4,092 273
Shake Shack, Inc. Class A(Æ) 2,412 174
Shoe Carnival, Inc. 595 23
Shutterstock, Inc. 1,088 121
Signet Jewelers, Ltd. 1,998 174

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
28 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Sinclair Broadcast Group, Inc. Class A 2,309 61
Skyline Champion Corp.(Æ) 18,487 1,461
SMART Global Holdings, Inc.(Æ) 4,613 327
Sonic Automotive, Inc. Class A 3,587 177
Steven Madden, Ltd. 9,646 448
Stoneridge, Inc.(Æ) 4,715 93
Stride, Inc.(Æ) 3,403 113
TEGNA, Inc. 3,758 70
Tenneco, Inc. Class A(Æ) 9,177 104
Texas Roadhouse, Inc. Class A 11,762 1,051
Tilly's, Inc. Class A 667 11
Townsquare Media, Inc. Class A(Æ) 35,706 476
Universal Electronics, Inc.(Æ) 7,779 317
Universal Technical Institute, Inc.(Æ) 662 5
Vera Bradley, Inc.(Æ) 805 7
Vista Outdoor, Inc.(Æ) 7,742 357
Visteon Corp.(Æ) 1,588 176
Wingstop, Inc. 2,290 396
Wolverine World Wide, Inc. 15,029 433
WW International, Inc.(Æ) 8,772 141
Wyndham Hotels & Resorts, Inc. 5,448 488
YETI Holdings, Inc.(Æ) 8,016 665
Zumiez, Inc.(Æ) 3,057 147
32,503
Consumer Staples - 3.5%
Albertsons Co., Inc. Class A(Û) 12,148 367
Alico, Inc. 3,695 137
Andersons, Inc. (The) 6,512 252
Arko Corp.(Æ) 3,400 30
Boston Beer Co., Inc. Class A(Æ) 487 246
Bunge, Ltd.(Û) 4,591 429
Calavo Growers, Inc. 965 41
Celsius Holdings, Inc.(Æ) 1,424 106
Coca-Cola Bottling Co. 236 146
Dole PLC(Ñ) 3,070 41
elf Beauty, Inc.(Æ) 60,430 2,007
Energizer Holdings, Inc. - GDR(Æ) 9,352 427
Farmer Brothers Co.(Æ) 24,739 184
Fresh Del Monte Produce, Inc. 3,293 91
Grocery Outlet Holding Corp.(Æ)(Ñ) 30,839 872
Helen of Troy, Ltd.(Æ) 594 145
Herbalife Nutrition, Ltd.(Æ)(Û) 6,987 286
Ingles Markets, Inc. Class A 1,406 121
Ingredion, Inc. 4,993 483
J&J Snack Foods Corp. 2,984 471
Lancaster Colony Corp. 595 99
Landec Corp.(Æ) 19,648 218
Medifast, Inc. 747 156
Molson Coors Beverage Co. Class B(Ð) 1,191 55
Performance Food Group Co.(Æ) 3,573 164
Pilgrim's Pride Corp.(Æ)(Û) 506 14
Post Holdings, Inc.(Æ) 717 81
Primo Water Corp. 9,627 170
Quanex Building Products Corp. 10,998 273
Spectrum Brands Holdings, Inc. 4,967 505
Turning Point Brands, Inc. 4,460 168
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
United Natural Foods, Inc.(Æ) 4,552 224
USANA Health Sciences, Inc.(Æ) 790 80
9,089
Energy - 3.4%
Arch Resources, Inc. 3,356 306
ChampionX Corp.(Æ) 18,889 382
CVR Energy, Inc. 2,889 49
Delek US Holdings, Inc.(Æ) 40,909 613
Dril-Quip, Inc.(Æ)(Ð) 805 16
Euro Manganese, Inc.(Æ) 132,500 43
Green Brick Partners, Inc.(Æ) 42,989 1,303
HollyFrontier Corp.(Ð) 9,651 316
Hostess Brands, Inc. Class A(Æ) 4,279 87
Liberty Oilfield Services, Inc. Class A(Æ) 8,311 81
Luxfer Holdings PLC - ADR 8,094 156
Matrix Service Co.(Æ) 32,304 243
Nabors Industries, Inc.(Æ) 347 28
National Energy Services Reunited Corp.(Æ) 85,449 806
Natural Gas Services Group, Inc.(Æ) 13,253 139
NexTier Oilfield Solutions, Inc.(Æ) 134,230 477
NOV, Inc.(Æ) 24,123 327
NOW, Inc.(Æ) 7,512 64
Oil States International, Inc.(Æ) 40,626 202
Par Pacific Holdings, Inc.(Æ) 4,341 72
Patterson-UTI Energy, Inc. 89,115 753
PBF Energy, Inc. Class A(Æ) 8,625 112
Peabody Energy Corp.(Æ) 2,377 24
REX American Resources Corp.(Æ) 479 46
SM Energy Co. 15,266 450
Solaris Oilfield Infrastructure, Inc. Class A 21,519 141
SunCoke Energy, Inc. 6,464 43
Talon Metals Corp.(Æ) 225,500 109
Targa Resources Corp. 6,510 340
TPI Composites, Inc.(Æ) 2,400 36
W&T Offshore, Inc.(Æ) 62,106 201
Warrior Met Coal, Inc. 22,720 584
World Fuel Services Corp. 3,635 96
8,645
Financial Services - 21.8%
AerCap Holdings Ltd. / AerCap Global
Aviation Trust(Æ) 1,944 127
Agree Realty Corp.(ö) 6,793 485
Alleghany Corp.(Æ) 473 316
Alpine Income Property Trust, Inc.(ö) 32,361 649
Amalgamated Financial Corp. 682 11
American Campus Communities, Inc.(Ð)(ö) 4,815 276
American Equity Investment Life Holding
Co. 6,833 265
Ameris Bancorp 5,156 256
Apple Hospitality REIT, Inc.(ö) 27,174 439
Argo Group International Holdings, Ltd. 1,730 101
Armada Hoffler Properties, Inc.(Ð)(ö) 1,481 23
Associated Banc-Corp.(Ð) 2,990 68
Assurant, Inc. 105 16

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 29
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Atlantic Union Bankshares Corp.(Æ) 2,689 100
Augmedix, Inc.(Æ)(Ñ) 25,701 81
Axis Capital Holdings, Ltd. 8,594 468
Axos Financial, Inc.(Æ) 2,529 141
Banc of California, Inc. 69,626 1,365
Bancorp, Inc. (The)(Æ) 5,313 134
BankUnited, Inc. 2,529 107
Bar Harbor Bankshares 2,463 71
Blucora, Inc.(Æ) 32,523 563
Braemar Hotels & Resorts, Inc.(Æ)(Ð)(ö) 3,500 18
Bridgewater Bancshares, Inc.(Æ) 442 8
Brighthouse Financial, Inc.(Æ) 6,314 327
Brixmor Property Group, Inc.(ö) 17,461 444
Bryn Mawr Bank Corp. 4,863 219
Byline Bancorp, Inc. 11,912 326
Cadence Bank 46,026 1,370
Cambridge Bancorp 1,019 95
Camden Property Trust(ö) 2,375 424
Cannae Holdings, Inc.(Æ) 10,844 381
Capital Bancorp, Inc. 10,341 271
Capital City Bank Group, Inc. 9,885 261
Capstar Financial Holdings, Inc. 25,883 544
Carter Bankshares, Inc.(Æ) 864 13
CatchMark Timber Trust, Inc. Class A(ö) 29,679 259
Cathay General Bancorp 3,138 135
CBTX, Inc. 990 29
Chatham Lodging Trust(Æ)(Ð)(ö) 2,968 41
CIT Group, Inc. 2,760 142
Civista Bancshares, Inc. 6,042 147
CNO Financial Group, Inc. 9,279 221
Columbia Banking System, Inc. 16,566 542
Community Bank System, Inc. 1,604 119
CorEnergy Infrastructure Trust, Inc.(ö) 702 2
Cousins Properties, Inc.(ö) 10,003 403
Cowen Group, Inc. Class A 11,208 404
CTO Realty Growth, Inc.(ö) 12,914 793
Curo Group Holdings Corp. 10,723 172
Customers Bancorp, Inc.(Æ) 4,071 267
DigitalBridge Group, Inc.(Æ)(ö) 52,900 441
Diversified Healthcare Trust(Æ) 4,706 15
Donegal Group, Inc. Class A 7,279 104
Easterly Government Properties, Inc.(ö) 10,858 249
Eastern Bankshares, Inc. 5,100 103
EastGroup Properties, Inc.(ö) 677 154
eHealth, Inc.(Æ) 4,190 107
Emerald Holding, Inc.(Æ) 21,939 87
Enova International, Inc.(Æ) 2,467 101
Enterprise Financial Services Corp. 5,317 250
Essent Group, Ltd. 10,291 469
eXp World Holdings, Inc. 2,485 84
EZCORP, Inc. Class A(Æ) 54,858 404
Farmland Partners, Inc.(ö) 2,092 25
Fathom Holdings, Inc.(Æ) 2,873 59
Federal Agricultural Mortgage Corp. Class C 4,304 533
Federated Hermes, Inc. Class B 2,249 85
First BanCorp 9,914 137
First Community Corp. 11,377 236
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
First Financial Bankshares, Inc. 1,892 96
First Financial Corp. 265 12
First Foundation, Inc. 28,490 708
First Internet Bancorp 3,232 152
First Interstate BancSystem, Inc. Class A 16,700 679
First Merchants Corp. 9,239 387
First Mid-Illinois Bancshares, Inc. 3,797 162
FirstCash Holdings, Inc. 2,678 200
Five Star Bancorp 10,729 322
Flagstar Bancorp, Inc. 2,235 107
Flushing Financial Corp. 3,435 83
FNB Corp. 6,377 77
Forestar Group, Inc.(Æ) 8,726 189
Four Corners Property Trust, Inc.(ö) 2,491 73
Franchise Group, Inc.(Æ) 9,640 503
Gaming and Leisure Properties, Inc.(ö) 15,493 754
Genworth Financial, Inc. Class A(Æ) 44,942 182
GEO Group, Inc. (The)(ö) 16,622 129
German American Bancorp, Inc. 1,153 45
Getty Realty Corp.(ö) 6,649 213
Glacier Bancorp, Inc. 3,450 196
Global Medical REIT, Inc.(ö) 9,822 174
Great Western Bancorp, Inc. 2,298 78
Green Dot Corp. Class A(Æ) 3,688 134
Greenlight Capital Re, Ltd. Class A(Æ) 667 5
Grid Dynamics Holdings, Inc.(Æ) 2,896 110
Guaranty Bancshares, Inc. 3,391 128
Hancock Holding Co. 9,619 481
Hanmi Financial Corp. 1,506 36
Hanover Insurance Group, Inc. (The) 1,824 239
HarborOne Bancorp, Inc. 13,622 202
Healthcare Realty Trust, Inc.(ö) 5,716 181
Heritage Insurance Holdings, Inc. 249 1
Hilltop Holdings, Inc. 2,506 88
Home Bancorp, Inc. 2,265 94
Home BancShares, Inc. 37,504 913
HomeStreet, Inc. 12,603 656
HomeTrust Bancshares, Inc. 466 14
Horace Mann Educators Corp. 9,386 363
Houlihan Lokey, Inc. Class A 1,747 181
Howard Hughes Corp. (The)(Æ)(Ð) 700 71
Hudson Pacific Properties, Inc.(ö) 13,374 330
I3 Verticals, Inc. Class A(Æ) 33,889 772
Independent Bank Corp. 7,743 185
Innovative Industrial Properties, Inc.(ö) 1,171 308
International Bancshares Corp. 1,838 78
Investar Holding Corp. 9,943 183
Investors Bancorp, Inc. 8,306 126
Jackson Financial, Inc. Class A 22,171 927
James River Group Holdings, Ltd. 9,646 278
JER Investment Trust, Inc.(Æ)(Š)(Þ) 1,771 —
Kearny Financial Corp. 24,885 330
Kemper Corp.(Ð) 2,792 164
Kennedy-Wilson Holdings, Inc. 2,171 52
Ladder Capital Corp. Class A(ö) 13,162 158
Live Oak Bancshares, Inc. 1,694 148
Macerich Co. (The)(ö) 5,377 93

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
30 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Merchants Bancorp 1,179 56
Metropolitan Bank Holding Corp.(Æ) 6,107 651
MFA Financial, Inc.(ö) 33,942 155
Mr. Cooper Group, Inc.(Æ) 3,359 140
National Bank Holdings Corp. Class A 16,804 739
National Retail Properties, Inc.(ö) 8,151 392
National Storage Affiliates Trust(ö) 1,571 109
New York Mortgage Trust, Inc.(ö) 18,497 69
NexPoint Residential Trust, Inc.(ö) 275 23
Nicolet Bankshares, Inc.(Æ) 456 39
NMI Holdings, Inc. Class A(Æ) 21,336 466
Northeast Bank 7,633 273
Northrim BanCorp, Inc. 249 11
OceanFirst Financial Corp. 11,683 259
ODP Corp. (The)(Æ) 3,044 120
OFG Bancorp 2,378 63
Old National Bancorp 22,539 408
Old Second Bancorp, Inc. 25,023 315
Oportun Financial Corp.(Æ) 6,335 128
Origin Bancorp, Inc. 459 20
Outfront Media Capital LLC / Outfront Media
Capital Corp.(ö) 4,430 119
Pacific Premier Bancorp, Inc. 2,925 117
Paramount Group, Inc.(ö) 7,600 63
PCB Bancorp(Æ) 24,385 535
PCSB Financial Corp. 23,351 445
Peapack Gladstone Financial Corp. 282 10
Pebblebrook Hotel Trust(ö) 7,060 158
PennyMac Financial Services, Inc.(Û) 3,676 256
Peoples Bancorp, Inc. 15,633 497
Piedmont Office Realty Trust, Inc. Class A(ö) 1,648 30
Plymouth Industrial REIT, Inc.(ö) 15,210 487
Popular, Inc. 10,518 863
Potlatch Corp.(ö) 13,116 790
PRA Group, Inc.(Æ) 1,877 94
Premier Financial Corp. 20,149 623
ProAssurance Corp. 2,162 55
PROG Holdings, Inc.(Æ) 5,548 250
PS Business Parks, Inc.(ö) 731 135
Pzena Investment Management, Inc. Class A 22,661 215
QCR Holdings, Inc. 3,868 216
Radian Group, Inc. 4,857 103
Realogy Holdings Corp.(Æ) 13,225 222
Redfin Corp.(Æ)(Ñ) 6,172 237
Reinsurance Group of America, Inc. Class A 3,432 376
RenaissanceRe Holdings, Ltd. 2,182 369
Renasant Corp. 2,340 89
Repay Holdings Corp.(Æ) 35,992 658
Riverview Bancorp, Inc. 10,972 84
RLI Corp. 639 72
RLJ Lodging Trust(ö) 9,726 135
RMR Group, Inc. (The) Class A 6,979 242
Ryman Hospitality Properties, Inc.(Æ)(ö) 2,728 251
Sculptor Capital Management, Inc. 9,818 210
Selective Insurance Group, Inc. 5,135 421
Selectquote, Inc.(Æ) 11,569 105
ServisFirst Bancshares, Inc. 900 76
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Signature Bank(Û) 673 218
Silvergate Capital Corp. Class A(Æ) 711 105
Simmons First National Corp. Class A 2,757 82
SLM Corp.(Ð) 14,385 283
SmartFinancial, Inc. 2,756 75
South State Corp. 887 71
Southern Missouri Bancorp, Inc. 2,113 110
SP Plus Corp.(Æ) 14,690 415
Spirit Realty Capital, Inc.(ö) 3,391 163
STAG Industrial, Inc.(ö) 7,670 368
Stewart Information Services Corp. 4,877 389
StoneX Group, Inc.(Æ) 6,868 421
Summit Hotel Properties, Inc.(Æ)(ö) 24,027 235
Target Hospitality Corp. Class A(Æ) 13,868 49
Terreno Realty Corp.(ö) 1,131 96
Territorial Bancorp, Inc. 18,649 471
Texas Capital Bancshares, Inc.(Æ)(Ð)(Û) 3,029 182
Tiptree Financial, Inc. Class A 20,956 290
TPG RE Finance Trust, Inc.(ö) 11,985 148
TriCo Bancshares 4,644 200
Triumph Bancorp, Inc.(Æ) 6,248 744
Trupanion, Inc.(Æ) 1,879 248
UMB Financial Corp. 1,247 132
UMH Properties, Inc.(ö) 27,393 749
United Bankshares, Inc. 3,683 134
United Community Banks, Inc. 13,539 487
United Fire Group, Inc. 925 21
United Insurance Holdings Corp. 2,667 12
Universal Insurance Holdings, Inc. 9,186 156
Univest Corp. of Pennsylvania 3,052 91
Unum Group(Ð) 14,359 353
Valley National Bancorp 34,085 469
Velocity Financial, Inc.(Æ) 10,405 143
Virtus Investment Partners, Inc. 289 86
Voya Financial, Inc. 4,159 276
Walker & Dunlop, Inc. 1,070 161
Washington Trust Bancorp, Inc. 7,298 411
Waterstone Financial, Inc. 1,055 23
Webster Financial Corp. 15,867 886
West BanCorp, Inc. 1,696 53
Westamerica BanCorp 4,846 280
Westwood Holdings Group, Inc. 9,570 162
WSFS Financial Corp. 2,159 108
56,232
Health Care - 18.2%
Acadia Pharmaceuticals, Inc.(Æ) 10,898 255
Accuray, Inc.(Æ) 28,792 138
Aerie Pharmaceuticals, Inc.(Æ) 5,508 39
Agios Pharmaceuticals, Inc.(Æ)(Ð) 4,460 147
Akebia Therapeutics, Inc.(Æ)(Ð) 18,688 42
Alkermes PLC(Æ) 12,604 293
Allakos, Inc.(Æ) 879 9
Allscripts Healthcare Solutions, Inc.(Æ) 16,562 306
Alpha Teknova, Inc.(Æ) 19,722 404
ALX Oncology Holdings, Inc.(Æ) 3,622 78
Amicus Therapeutics, Inc.(Æ)(Ð) 23,703 274

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 31
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
AMN Healthcare Services, Inc.(Æ) 1,255 154
Amneal Pharmaceuticals, Inc.(Æ)(Ð) 12,007 58
Amphastar Pharmaceuticals, Inc.(Æ) 12,728 297
AngioDynamics, Inc.(Æ) 1,511 42
Angion Biomedica Corp.(Æ) 23,461 68
ANI Pharmaceuticals, Inc.(Æ) 9,063 418
Anika Therapeutics, Inc.(Æ) 9,846 353
Antares Pharma, Inc.(Æ) 43,389 155
Apellis Pharmaceuticals, Inc.(Æ) 9,126 431
Applied Therapeutics, Inc.(Æ) 6,693 60
Apria, Inc.(Æ) 10,916 356
Ardelyx, Inc.(Æ)(Ð) 4,019 4
Arena Pharmaceuticals, Inc.(Æ) 12,261 1,140
Argenx SE - ADR(Æ) 3,453 1,208
Arrowhead Pharmaceuticals, Inc.(Æ) 16,701 1,107
Arvinas, Inc.(Æ) 3,893 320
Ascendis Pharma A/S - ADR(Æ) 2,225 299
Athenex, Inc.(Æ)(Ð) 3,913 5
Aveanna Healthcare Holdings, Inc.(Æ) 1,287 10
Avid Bioservices, Inc.(Æ)(Ñ) 86,257 2,516
AVROBIO, Inc.(Æ)(Ð) 2,466 9
Axogen, Inc.(Æ) 1,000 9
Beam Therapeutics, Inc.(Æ) 7,633 608
BioDelivery Sciences International, Inc.(Æ) 7,474 23
Biohaven Pharmaceutical Holding Co., Ltd.
(Æ) 8,213 1,132
BioLife Solutions, Inc.(Æ) 48,813 1,818
Bluebird Bio, Inc.(Æ)(Ð) 7,455 74
Blueprint Medicines Corp.(Æ) 3,942 422
BridgeBio Pharma, Inc.(Æ)(Ñ) 10,190 170
Cara Therapeutics, Inc.(Æ)(Ð) 3,851 47
Cardinal Health, Inc.(Û) 1,392 72
Cardiovascular Systems, Inc.(Æ) 1,373 26
CareDx, Inc.(Æ) 1,881 86
Castlight Health, Inc. Class B(Æ) 7,389 11
Catalyst Pharmaceuticals, Inc.(Æ) 5,646 38
Clovis Oncology, Inc.(Æ)(Ñ) 15,107 41
Computer Programs & Systems, Inc.(Æ) 4,255 125
CONMED Corp. 6,242 885
Consensus Cloud Solutions, Inc. Class W(Æ) 4,246 246
Cutera, Inc.(Æ) 1,095 45
Cytokinetics, Inc.(Æ) 15,729 717
CytomX Therapeutics, Inc.(Æ)(Ð) 6,965 30
Deciphera Pharmaceuticals, Inc.(Æ)(Ð) 1,799 18
Denali Therapeutics, Inc.(Æ) 4,633 207
Eagle Pharmaceuticals, Inc.(Æ) 830 42
Editas Medicine, Inc.(Æ) 1,595 42
Enanta Pharmaceuticals, Inc.(Æ)(Ð) 1,154 86
Encompass Health Corp.(Æ) 11,394 744
Endo International PLC(Æ) 19,218 72
Ensign Group, Inc. (The) 2,689 226
Epizyme, Inc.(Æ) 6,009 15
Exelixis, Inc.(Æ)(Û) 16,757 306
FibroGen, Inc.(Æ)(Ð) 9,443 133
F-Star Therapeutics, Inc.(Æ)(Ñ) 21,685 109
Global Blood Therapeutics, Inc.(Æ) 3,395 99
Gossamer Bio, Inc.(Æ) 4,198 47
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Halozyme Therapeutics, Inc.(Æ) 1,897 76
Harrow Health, Inc.(Æ)(Ñ) 25,474 220
Heska Corp.(Æ) 5,976 1,091
Homology Medicines, Inc.(Æ)(Ð) 4,739 17
IGM Biosciences, Inc.(Æ) 1,772 52
Inari Medical, Inc.(Æ) 2,605 238
Incyte Corp.(Æ)(Û) 780 57
InfuSystems Holdings, Inc.(Æ) 37,444 638
Inhibrx, Inc.(Æ) 13,180 576
Inogen, Inc.(Æ) 1,672 57
Insmed, Inc.(Æ) 3,962 108
Inspire Medical Systems, Inc.(Æ) 807 186
Intellia Therapeutics, Inc.(Æ) 5,954 704
Intercept Pharmaceuticals, Inc.(Æ)(Ð) 4,825 79
Invacare Corp.(Æ) 18,280 49
Ionis Pharmaceuticals, Inc.(Æ) 11,457 349
iRadimed Corp.(Æ) 16,600 767
iRhythm Technologies, Inc.(Æ) 3,246 382
Jazz Pharmaceuticals PLC(Æ)(Ð)(Û) 2,654 338
Karuna Therapeutics, Inc.(Æ) 565 74
Kezar Life Sciences, Inc.(Æ) 9,891 165
Kiniksa Pharmaceuticals, Ltd. Class A(Æ)(Ð) 1,118 13
Kodiak Sciences, Inc.(Æ) 1,218 103
Kura Oncology, Inc.(Æ) 4,916 69
Lantheus Holdings, Inc.(Æ) 26,060 753
LeMaitre Vascular, Inc. 25,642 1,287
LHC Group, Inc.(Æ) 4,196 576
LivaNova PLC(Æ) 2,894 253
MedAvail Holdings, Inc.(Æ) 26,466 37
MEDNAX, Inc.(Æ) 7,442 202
Medpace Holdings, Inc.(Æ) 8,862 1,928
MeiraGTx Holdings PLC(Æ) 3,090 73
Merit Medical Systems, Inc.(Æ)(Ð) 1,343 84
Mirati Therapeutics, Inc.(Æ) 4,067 597
Mirum Pharmaceuticals, Inc.(Æ) 2,064 33
ModivCare, Inc.(Æ) 529 78
Molecular Templates, Inc.(Æ) 24,328 95
Molina Healthcare, Inc.(Æ)(Û) 1,516 482
Myriad Genetics, Inc.(Æ) 1,960 54
Natus Medical, Inc.(Æ) 11,520 273
Nektar Therapeutics(Æ)(Ð) 1,057 14
Neogen Corp.(Æ) 24,881 1,130
NeoGenomics, Inc.(Æ) 19,596 669
Neurocrine Biosciences, Inc.(Æ) 2,699 230
Nevro Corp.(Æ) 2,957 239
NextGen Healthcare, Inc.(Æ) 3,599 64
NGM Biopharmaceuticals, Inc.(Æ) 2,187 39
Omnicell, Inc.(Æ) 5,263 950
Orthofix Medical, Inc.(Æ) 1,599 50
Ovid Therapeutics, Inc.(Æ) 21,212 68
Owens & Minor, Inc. 5,583 243
Pacific Biosciences of California, Inc.(Æ) 8,674 177
Pacira BioSciences, Inc.(Æ) 1,852 111
Pennant Group, Inc. (The)(Æ) 3,660 84
Phathom Pharmaceuticals, Inc.(Æ)(Ð) 1,039 20
Phibro Animal Health Corp. Class A 9,053 185
Pliant Therapeutics, Inc.(Æ) 2,442 33

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
32 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Poseida Therapeutics, Inc.(Æ) 2,813 19
Prestige Brands Holdings, Inc.(Æ) 1,942 118
Progenics Pharmaceuticals, Inc.(Æ) 1,808
—
Protagonist Therapeutics, Inc.(Æ) 15,225 521
Protech Home Medical Corp.(Æ) 28,452 160
Prothena Corp. PLC(Æ) 1,630 81
PTC Therapeutics, Inc.(Æ) 17,995 717
Puma Biotechnology, Inc.(Æ)(Ð) 1,609 5
Radius Health, Inc.(Æ) 2,943 20
RadNet, Inc.(Æ) 18,543 558
Reata Pharmaceuticals, Inc. Class A(Æ) 3,826 101
Recro Pharma, Inc.(Æ) 64,285 110
Recursion Pharmaceuticals, Inc. Class A(Æ)
(Ñ) 2,640 45
Repligen Corp.(Æ) 4,635 1,227
Revance Therapeutics, Inc.(Æ)(Ð) 4,035 66
RxSight, Inc.(Æ)(Ñ) 3,894 44
Sage Therapeutics, Inc.(Æ) 3,180 135
Sarepta Therapeutics, Inc.(Æ)(Ð) 2,750 248
Schrodinger, Inc.(Æ) 9,943 346
Selecta Biosciences, Inc.(Æ)(Ð) 7,062 23
Seres Therapeutics, Inc.(Æ)(Ð) 5,743 48
ShockWave Medical, Inc.(Æ) 2,248 401
SIGA Technologies, Inc.(Æ) 27,245 205
SpringWorks Therapeutics, Inc.(Æ) 3,486 216
STAAR Surgical Co.(Æ) 1,036 95
Stoke Therapeutics, Inc.(Æ) 1,300 31
Surmodics, Inc.(Æ) 342 16
Talkspace, Inc.(Æ)(Ñ) 22,571 44
Tenet Healthcare Corp.(Æ) 6,375 521
TG Therapeutics, Inc.(Æ) 3,755 71
Theravance Biopharma, Inc.(Æ) 5,191 57
TransMedics Group, Inc.(Æ) 3,370 65
Travere Therapeutics, Inc.(Æ) 4,154 129
Tricida, Inc.(Æ) 1,652 16
Turning Point Therapeutics, Inc.(Æ) 1,194 57
Twist Bioscience Corp.(Æ) 4,494 348
United Therapeutics Corp.(Æ)(Û) 1,787 386
Utah Medical Products, Inc. 6,997 700
Varex Imaging Corp.(Æ)(Ð) 3,105 98
Viatris, Inc. Class W(Û) 3,311 45
Vincerx Pharma, Inc.(Æ) 4,731 48
Vir Biotechnology, Inc.(Æ) 2,237 94
Vivos Therapeutics, Inc.(Æ) 17,160 39
WaVe Life Sciences, Ltd.(Æ) 1,187 4
Xencor, Inc.(Æ) 8,679 348
Xenon Pharmaceuticals, Inc.(Æ) 4,479 140
Zentalis Pharmaceuticals, Inc.(Æ) 4,999 420
Zogenix, Inc.(Æ) 17,643 287
Zymeworks, Inc.(Æ) 9,138 150
46,908
Materials and Processing - 7.7%
AdvanSix, Inc. 1,769 84
Allegheny Technologies, Inc.(Æ) 6,325 101
American Vanguard Corp. 23,571 386
Apogee Enterprises, Inc. 1,962 94
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Arconic Corp.(Æ) 15,313 505
Ashland Global Holdings, Inc. 2,591 279
Aspen Aerogels, Inc.(Æ) 2,455 122
Atkore International Group, Inc.(Æ) 894 99
AZEK Co., Inc. (The)(Æ) 14,497 670
Beacon Roofing Supply, Inc.(Æ) 1,950 112
Belden, Inc. 1,607 106
BlueLinx Holdings, Inc.(Æ) 569 54
Boise Cascade Co. 2,400 171
BrightView Holdings, Inc.(Æ) 16,710 235
Cabot Corp. 12,026 676
Caesarstone, Ltd. 7,138 81
Capstone Mining Corp.(Æ) 34,601 153
Carpenter Technology Corp. 8,212 240
Chemours Co. (The) 5,267 176
Clearwater Paper Corp.(Æ) 1,000 37
Compass Minerals International, Inc. 1,915 98
Constellium SE(Æ) 8,213 147
Cornerstone Building Brands, Inc.(Æ) 25,921 452
Critical Elements Lithium Corp.(Æ) 82,146 90
Culp, Inc. 34,352 327
Danimer Scientific, Inc.(Æ)(Ñ) 12,381 105
Ecovyst, Inc.(Æ) 18,168 186
Element Solutions, Inc.(Æ) 40,550 984
European Metals Holdings, Ltd.(Æ) 83,066 77
Horizonte Minerals PLC(Æ) 707,920 62
Horizonte Minerals PLC 35,396 —
Huntsman Corp. 21,222 740
Ingevity Corp.(Æ) 4,389 315
Insteel Industries, Inc. 17,240 686
Interface, Inc. Class A 8,562 136
Kaiser Aluminum Corp. 582 55
Koppers Holdings, Inc.(Æ) 9,662 302
Louisiana-Pacific Corp. 5,930 465
LSI Industries, Inc. 4,562 31
Mosaic Co. (The) 14,050 552
MRC Global, Inc.(Æ) 6,937 48
Mueller Water Products, Inc. Class A 4,766 69
Neenah Paper, Inc. 6,572 304
NN, Inc.(Æ) 3,171 13
Northwest Pipe Co.(Æ) 5,518 175
Nouveau Monde Graphite, Inc.(Æ) 7,038 49
O-I Glass, Inc.(Æ) 10,949 132
Oil-Dri Corp. of America 2,010 66
Olin Corp. 7,028 404
Omega Flex, Inc. 2,371 301
Orion Engineered Carbons SA 1,796 33
Pactiv Evergreen, Inc. 805 10
Patrick Industries, Inc. 1,627 131
Quaker Chemical Corp. 2,988 690
Rayonier Advanced Materials, Inc.(Æ) 3,417 20
Ryerson Holding Corp. 33 1
Schnitzer Steel Industries, Inc. Class A 2,867 149
Schweitzer-Mauduit International, Inc. 17,765 531
Silgan Holdings, Inc. 6,596 283
Simpson Manufacturing Co., Inc. 888 123
SiteOne Landscape Supply, Inc.(Æ) 3,325 806

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 33
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Stelco Holdings, Inc. 5,176 169
Stepan Co. 1,367 170
Summit Materials, Inc. Class A(Æ) 4,703 189
Sylvamo Corp.(Æ) 24,005 669
TimkenSteel Corp.(Æ) 4,601 76
Trinseo Public, Ltd. Co. 3,847 202
Tronox Holdings PLC Class A 42,549 1,023
UFP Industries, Inc.(Æ) 1,833 169
UFP Technologies, Inc.(Æ) 6,743 474
Unifi, Inc.(Æ) 5,453 126
Univar Solutions, Inc. - ADR(Æ) 17,436 494
Universal Stainless & Alloy Products, Inc.(Æ) 12,525 99
Valvoline, Inc. 20,427 762
Venator Materials PLC(Æ) 49,139 125
Veritiv Corp.(Æ) 2,212 271
Verso Corp. Class A 1,910 52
VSE Corp. 1,978 121
Westlake Chemical Corp. 402 39
19,759
Producer Durables - 14.3%
ABM Industries, Inc. 4,846 198
Acacia Research Corp.(Æ) 869 4
ACCO Brands Corp. 5,922 49
AGCO Corp.(Ð) 3,276 380
Air Transport Services Group, Inc.(Æ) 9,433 277
Allegiant Travel Co. Class A(Æ)(Ð) 1,333 249
Allied Motion Technologies, Inc. 16,037 585
Allison Transmission Holdings, Inc. Class A 10,530 383
Alta Equipment Group, Inc.(Æ) 23,868 349
Applied Industrial Technologies, Inc. 1,216 125
ArcBest Corp. 2,684 322
Arcosa, Inc. 6,280 331
Ardmore Shipping Corp.(Æ)(Ñ) 60,854 206
Argan, Inc. 12,548 485
ASGN, Inc.(Æ) 1,594 197
Astronics Corp.(Æ) 1,689 20
Atlas Air Worldwide Holdings, Inc.(Æ) 925 87
Barnes Group, Inc. 3,797 177
Barrett Business Services, Inc. 3,698 256
Bellring Brands, Inc. Class A(Æ)(Ð) 2,655 76
Bloom Energy Corp. Class A(Æ) 7,025 154
Bowman Consulting Group, Ltd.(Æ) 4,328 92
Brady Corp. Class A 1,453 78
Brookfield Infrastructure Corp. Class A(Ñ) 880 60
Chart Industries, Inc.(Æ) 3,688 588
Cimpress NV(Æ) 893 64
Concrete Pumping Holdings, Inc.(Æ) 14,376 118
CoreCivic, Inc.(Æ) 7,469 74
Covenant Transportation Group, Inc. Class
A(Æ) 4,694 124
CRA International, Inc. 7,513 701
Crane Co. 2,234 227
Daseke, Inc.(Æ) 1,700 17
Deluxe Corp. 16,255 522
DHT Holdings, Inc. 52,313 272
Dorian LPG, Ltd. 1,459 19
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ducommun, Inc.(Æ) 553 26
Dycom Industries, Inc.(Æ) 1,290 121
EMCOR Group, Inc. 2,893 369
Encore Wire Corp. 1,704 244
Ennis, Inc. 2,764 54
Euronav NV(Ñ) 82,085 729
Evo Payments, Inc. Class A(Æ) 45,311 1,159
Flowserve Corp. 20,354 623
Fluor Corp.(Æ)(Ð) 8,610 213
Franklin Electric Co., Inc. 1,296 123
frontdoor, Inc.(Æ) 11,454 420
Genasys, Inc.(Æ) 59,828 238
Genco Shipping & Trading, Ltd. 829 13
Granite Construction, Inc.(Ð) 3,161 122
Greenbrier Cos., Inc. 17,221 789
Hackett Group, Inc. (The) 3,900 80
Heidrick & Struggles International, Inc. 4,716 206
Herc Holdings, Inc. Class W 617 97
Herman Miller, Inc. 14,899 584
Hillman Solutions Corp.(Æ) 18,336 197
HNI Corp. 1,732 73
Hub Group, Inc. Class A(Æ) 1,643 138
Huntington Ingalls Industries, Inc. 1,571 293
Hyster-Yale Materials Handling, Inc. 458 19
ICF International, Inc. 2,039 209
Infrastructure and Energy Alternatives, Inc.
(Æ)(Ñ) 23,234 214
Insperity, Inc.(Û) 1,796 212
International Money Express, Inc.(Æ) 7,958 127
JetBlue Airways Corp.(Æ) 18,257 260
Kaman Corp. Class A 10,765 465
KBR, Inc. 7,160 341
Kennametal, Inc. 19,120 687
Kimball International, Inc. Class B 46,404 475
Kirby Corp.(Æ) 3,378 201
Knight-Swift Transportation Holdings, Inc.
(Æ) 5,464 333
Korn & Ferry International 2,593 196
Kratos Defense & Security Solutions, Inc.(Æ) 21,184 411
Manitowoc Co., Inc. (The)(Æ) 2,172 40
ManpowerGroup, Inc.(Û) 3,225 314
Marathon Digital Holdings, Inc.(Æ)(Ñ) 2,595 85
Marten Transport, Ltd. 8,049 138
Matson, Inc. 1,546 139
Mesa Air Group, Inc.(Æ) 21,760 122
Mesa Laboratories, Inc. 5,522 1,811
Methode Electronics, Inc. 9,115 448
Mitek Systems, Inc.(Æ) 29,165 518
Modine Manufacturing Co.(Æ) 3,116 31
Murphy USA, Inc. 1,224 244
MYR Group, Inc.(Æ) 1,136 126
Neo Performance Materials, Inc. 7,695 123
Nikola Corp.(Æ)(Ñ) 21,026 208
Orion Group Holdings, Inc.(Æ) 36,703 138
Park-Ohio Holdings Corp. 186 4
Pitney Bowes, Inc. 30,060 199
Powell Industries, Inc. 2,819 84

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
34 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Primoris Services Corp. 1,697 41
Purple Innovation, Inc.(Æ) 5,134 68
Radiant Logistics, Inc.(Æ) 27,136 198
Ranpak Holdings Corp.(Æ) 9,633 362
Resources Connection, Inc. 12,440 222
Riot Blockchain, Inc.(Æ)(Ñ) 3,090 69
Roth CH Acquisition I Co. Parent Corp.(Æ)
(Ñ) 13,541 130
Rush Enterprises, Inc. Class A 2,228 124
Ryder System, Inc. 4,177 344
Saia, Inc.(Æ) 6,182 2,083
Schneider National, Inc. Class B(Ð) 3,315 89
Scorpio Tankers, Inc. 10,553 135
SFL Corp., Ltd.(Æ) 5,356 44
SHYFT Group, Inc. (The)(Æ) 2,485 122
Smith & Wesson Brands, Inc.(Æ) 2,481 44
Southwest Gas Holdings, Inc. 993 70
Steelcase, Inc. Class A 6,273 74
Sun Country Airlines Holdings, Inc.(Æ) 7,221 197
Teekay Tankers, Ltd. Class A(Æ) 21,626 236
Tennant Co. 6,845 555
Terex Corp. 3,261 143
Tetra Tech, Inc. 982 167
Textainer Group Holdings, Ltd. 2,227 80
Textron, Inc.(Ð) 5,463 422
Thermon Group Holdings, Inc.(Æ) 6,312 107
Titan International, Inc.(Æ) 39,901 438
Titan Machinery, Inc.(Æ) 1,063 36
TopBuild Corp.(Æ) 3,871 1,067
Travel + Leisure Co.(Æ) 8,245 456
TriNet Group, Inc.(Æ) 2,389 228
Trinity Industries, Inc.(Ð) 1,384 42
TrueBlue, Inc.(Æ) 7,783 216
Tutor Perini Corp.(Æ) 47,432 587
Universal Truckload Services, Inc. 10,500 198
US Xpress Enterprises, Inc. Class A(Æ) 1,109 7
USA Truck, Inc.(Æ) 7,021 140
Vectrus, Inc.(Æ) 5,256 241
Vishay Precision Group, Inc.(Æ) 4,854 180
Wabash National Corp. 1,971 38
Werner Enterprises, Inc. 2,525 120
WESCO International, Inc.(Æ) 4,575 602
WillScot Mobile Mini Holdings Corp.(Æ) 5,189 212
WNS Holdings, Ltd. - ADR(Æ) 20,837 1,837
Xerox Holdings Corp.(Ð) 10,227 232
Yellow Corp.(Æ) 2,735 34
Zurn Water Solutions Corp. 5,282 192
36,928
Technology - 12.6%
A10 Networks, Inc. 2,743 45
Absolute Software Corp. 22,570 212
ADTRAN, Inc. 3,102 71
Agilysys, Inc.(Æ) 6,610 294
Alarm.com Holdings, Inc.(Æ) 1,106 94
Alight, Inc. Class A(Æ) 65,924 713
Allot Communications, Ltd.(Æ)(Ñ) 7,947 94
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Alpha & Omega Semiconductor, Ltd.(Æ) 1,179 71
Ambarella, Inc.(Æ) 705 143
American Software, Inc. Class A 41,235 1,078
Appfolio, Inc. Class A(Æ) 3,259 395
Appian Corp.(Æ) 1,202 78
Applied Optoelectronics, Inc.(Æ) 667 3
Arlo Technologies, Inc.(Æ)(Ð) 11,827 124
Arrow Electronics, Inc.(Æ)(Û) 2,905 390
Asana, Inc. Class A(Æ) 1,448 108
Asure Software, Inc.(Æ) 10,977 86
Avaya Holdings Corp.(Æ) 8,817 175
Aviat Networks, Inc.(Æ) 873 28
Avid Technology, Inc.(Æ) 2,604 85
Avnet, Inc. 3,621 149
Axcelis Technologies, Inc.(Æ) 4,284 319
Bandwidth, Inc. Class A(Æ) 741 53
Benchmark Electronics, Inc. 4,469 121
Benefitfocus, Inc.(Æ) 1,710 18
BigCommerce Holdings, Inc.(Æ) 4,317 153
Blackline, Inc.(Æ) 1,046 108
Box, Inc. Class A(Æ) 2,463 65
Brightcove, Inc.(Æ) 1,603 16
Cadre Holdings, Inc.(Ñ) 13,645 347
CalAmp Corp.(Æ) 1,692 12
Calix, Inc.(Æ) 1,509 121
Cargurus, Inc.(Æ) 3,145 106
Casa Systems, Inc.(Æ) 3,533 20
Cerence, Inc.(Æ) 4,905 376
ChannelAdvisor Corp.(Æ) 4,293 106
Ciena Corp.(Æ) 6,271 483
Cirrus Logic, Inc.(Æ) 3,647 336
Citrix Systems, Inc.(Ð) 271 26
CMC Materials, Inc.(Æ) 1,133 217
CommScope Holding Co., Inc.(Æ) 40,555 448
CommVault Systems, Inc.(Æ) 2,276 157
comScore, Inc.(Æ) 64,388 215
Comtech Telecommunications Corp. 895 21
Concentrix Corp. 2,108 377
Conduent, Inc.(Æ) 11,568 62
Covetrus, Inc.(Æ) 2,711 54
CSG Systems International, Inc.(Ð) 2,076 120
Daily Journal Corp.(Æ) 527 188
Diebold Nixdorf, Inc.(Æ) 1,613 15
DigitalOcean Holdings, Inc.(Æ) 1,294 104
Domo, Inc. Class B(Æ) 1,172 58
Donnelley Financial Solutions, Inc.(Æ) 2,169 102
DoubleVerify Holdings, Inc.(Æ) 16,780 558
Dropbox, Inc. Class A(Æ)(Û) 14,482 355
Ebix, Inc. 1,808 55
eGain Corp.(Æ) 10,880 109
EMCORE Corp.(Æ) 2,294 16
Endava PLC - ADR(Æ) 6,364 1,068
EverQuote, Inc. Class A(Æ) 2,944 46
Extreme Networks, Inc.(Æ) 7,280 114
Frontier Communications Corp.(Æ)(Û) 2,403 71
GoDaddy, Inc. Class A(Æ)(Ð) 1,376 117
IBEX Holdings, Ltd.(Æ) 7,103 92

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 35
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Infinera Corp.(Æ)(Ð) 17,368 167
INNOVATE Corp.(Æ) 29,156 108
Inspired Entertainment, Inc.(Æ) 13,800 179
Jabil Circuit, Inc. 5,791 407
Kimball Electronics, Inc.(Æ) 9,085 198
Kulicke & Soffa Industries, Inc. 13,613 824
KVH Industries, Inc.(Æ) 8,145 75
Lantronix, Inc.(Æ) 33,309 261
Lattice Semiconductor Corp.(Æ) 2,726 210
Liberty Latin America, Ltd. Class C(Æ) 11,212 128
Limelight Networks, Inc.(Æ)(Ð) 7,273 25
LiveRamp Holdings, Inc.(Æ) 5,368 257
Loyalty Ventures, Inc.(Æ) 3,519 106
Maxar Technologies, Inc. 13,773 407
Mercury Systems, Inc.(Æ) 8,842 487
Mimecast, Ltd.(Æ) 9,353 744
Model N, Inc.(Æ) 17,299 519
N-Able, Inc.(Æ) 24,039 267
NAPCO Security Technologies, Inc.(Æ) 17,680 884
NeoPhotonics Corp.(Æ) 5,691 87
NETGEAR, Inc.(Æ) 5,173 151
NetScout Systems, Inc.(Æ) 5,931 196
nLight, Inc.(Æ) 31,268 749
Nutanix, Inc. Class A(Æ)(Ð) 7,929 253
ON24, Inc.(Æ) 15,270 264
OneSpan, Inc.(Æ) 2,245 38
Ooma, Inc.(Æ) 15,007 307
PAE, Inc.(Æ) 26,382 262
Parsons Corp.(Æ) 1,854 62
PC Connection, Inc. 522 23
PCTEL, Inc. 22,445 127
PDF Solutions, Inc.(Æ) 27,608 878
Pegasystems, Inc. 11,900 1,330
Perficient, Inc.(Æ) 802 104
Ping Identity Holding Corp.(Æ) 3,935 90
Plantronics, Inc.(Æ) 4,047 119
PlayAGS, Inc.(Æ) 2,791 19
Playtika Holding Corp.(Æ)(Û) 6,623 115
Power Integrations, Inc. 1,826 170
Pure Storage, Inc. Class A(Æ)(Û) 10,673 347
Q2 Holdings, Inc.(Æ) 2,474 197
Qualys, Inc.(Æ) 6,885 944
Quantum Corp.(Æ) 34,667 192
RADCOM, Ltd.(Æ) 10,957 143
Rambus, Inc.(Æ) 11,040 324
Ribbon Communications, Inc.(Æ) 7,716 47
Rimini Street, Inc.(Æ) 1,971 12
Rogers Corp.(Æ) 877 239
SailPoint Technologies Holding, Inc.(Æ) 2,242 108
ScanSource, Inc.(Æ) 757 27
SecureWorks Corp. Class A(Æ) 1,126 18
Semtech Corp.(Æ) 1,247 111
Silicon Laboratories, Inc.(Æ) 3,665 757
Simulations Plus, Inc.(Ñ) 26,492 1,252
SiTime Corp.(Æ) 478 140
Sprout Social, Inc. Class A(Æ) 2,169 197
SPS Commerce, Inc.(Æ) 992 141
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Super Micro Computer, Inc.(Æ) 5,986 263
Synaptics, Inc.(Æ) 576 167
Synchronoss Technologies, Inc.(Æ) 2,667 7
TrueCar, Inc.(Æ) 11,344 39
Unisys Corp.(Æ) 14,456 297
Upwork, Inc.(Æ) 2,609 89
Varonis Systems, Inc.(Æ) 2,324 113
Veeco Instruments, Inc.(Æ)(Ð) 4,651 132
Verint Systems, Inc.(Æ) 2,019 106
Workiva, Inc.(Æ) 15,366 2,004
Yelp, Inc. Class A(Æ) 4,102 149
Zynga, Inc. Class A(Æ)(Û) 57,925 371
32,491
Utilities - 4.9%
Allete, Inc. 13,752 912
American States Water Co. 1,064 110
APA Corp.(Ð) 1,608 43
Artesian Resources Corp. Class A 3,660 170
Avista Corp. 4,875 207
Black Hills Corp. 1,329 94
Brigham Minerals, Inc. Class A 45,058 949
Chesapeake Energy Corp. 3,560 230
CNX Resources Corp.(Æ) 15,827 218
Cogent Communications Holdings, Inc. 2,971 217
Comstock Resources, Inc.(Æ)(Ð) 5,419 44
Denbury, Inc.(Æ) 1,469 113
DT Midstream, Inc. 10,080 484
Earthstone Energy, Inc. Class A(Æ) 13,709 150
Evolution Petroleum Corp. 21,291 108
Gogo, Inc.(Æ)(Ñ) 15,455 209
IDT Corp. Class B(Æ) 3,397 150
Iridium Communications, Inc.(Æ) 3,094 128
J2 Global, Inc.(Æ) 4,423 490
Mammoth Energy Services, Inc.(Æ) 10,847 20
MDU Resources Group, Inc. 37,984 1,170
MGE Energy, Inc. 1,435 118
New Jersey Resources Corp. 2,864 118
Northern Oil and Gas, Inc. 49,069 1,009
Northwest Natural Holding Co. 4,170 203
NorthWestern Corp. 1,188 68
NRG Energy, Inc. 10,128 436
Oasis Petroleum, Inc. 893 113
ONE Gas, Inc. 6,313 490
Ovintiv, Inc. 10,264 346
Pinnacle West Capital Corp. 5,831 412
Plains GP Holdings, LP Class A(Æ) 4,498 46
PNM Resources, Inc. 2,173 99
Portland General Electric Co. 6,289 333
Pure Cycle Corp.(Æ) 10,683 156
RGC Resources, Inc. 25,276 582
South Jersey Industries, Inc. 15,724 411
Spire, Inc. 3,533 230
Spok Holdings, Inc. 31,711 296
Telephone & Data Systems, Inc. 5,337 108
US Cellular Corp.(Æ) 1,030 32
Vidler Water Resources, Inc.(Æ) 10,714 129

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
36 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Vistra Corp.(Ð)(Û) 20,811 474
Vonage Holdings Corp.(Æ) 4,943 103
Whiting Petroleum Corp.(Æ) 960 62
York Water Co. (The) 511 31
12,621
Total Common Stocks
(cost $207,441) 255,176
Short-Term Investments - 4.9%
U.S. Cash Management Fund(@) 12,578,527 (∞) 12,575
Total Short-Term Investments
(cost $12,575) 12,575
Other Securities - 2.0%
U.S. Cash Collateral Fund(@)(×) 5,045,449 (∞)
5,045
Total Other Securities
(cost $5,045) 5,045
Total Investments - 105.9%
(identified cost $225,061) 272,796
Securities Sold Short - (4.0)%
Consumer Discretionary - (0.8)%
1-800-Flowers.com, Inc. Class A(Æ) (2,570) (60)
Akoustis Technologies, Inc.(Æ) (2,015) (13)
AMC Entertainment Holdings, Inc. Class
A(Æ) (8,084) (220)
AMMO, Inc.(Æ) (2,155) (12)
Astra Space, Inc.(Æ) (5,440) (38)
Bally's Corp.(Æ) (1,128) (43)
Byrna Technologies, Inc.(Æ) (1,121) (15)
Callaway Golf Co.(Æ) (3,982) (109)
Cardlytics, Inc.(Æ) (437) (29)
CarParts.com, Inc.(Æ) (4,795) (54)
Cinedigm Corp. Class A(Æ) (8,851) (10)
CuriosityStream, Inc.(Æ) (2,511) (15)
Fox Factory Holding Corp.(Æ) (649) (110)
fuboTV, Inc.(Æ) (286) (4)
GameStop Corp. Class A(Æ) (1,441) (214)
GrowGeneration Corp.(Æ) (1,036) (14)
Hall of Fame Resort & Entertainment Co.(Æ) (7,300) (11)
Interpublic Group of Cos., Inc. (The) (4,554) (171)
Leggett & Platt, Inc. (3,993) (164)
LifeMD, Inc.(Æ) (2,284) (9)
Lindblad Expeditions Holdings, Inc.(Æ) (1,493) (23)
Lordstown Motors Corp. Class A(Æ) (4,133) (14)
Lovesac Co. (The)(Æ) (185) (12)
Madison Square Garden Entertainment Corp.
(Æ) (2,216) (156)
Marcus Corp.(Æ) (2,503) (45)
National CineMedia, Inc. (5,210) (15)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ollie's Bargain Outlet Holdings, Inc.(Æ) (3,488) (179)
Pool Corp. (146) (83)
Stitch Fix, Inc. Class A(Æ) (376) (7)
TechTarget, Inc.(Æ) (1,624) (155)
Warner Music Group Corp. Class A (2,302) (99)
(2,103)
Consumer Staples – (0.1)%
22nd Century Group, Inc.(Æ) (14,779) (46)
Cadiz, Inc.(Æ) (1,041) (4)
Chefs' Warehouse Holdings, Inc.(Æ) (1,567) (52)
Freshpet, Inc.(Æ) (500) (48)
Greenlane Holdings, Inc. Class A(Æ) (8,276) (8)
Laird Superfood, Inc.(Æ) (712) (9)
MGP Ingredients, Inc. (1,201) (102)
PetMed Express, Inc. (2,219) (56)
Utz Brands, Inc. (2,477) (40)
Vital Farms, Inc.(Æ) (801) (14)
(379)
Energy - (0.2)%
Aemetis, Inc.(Æ) (1,237) (15)
Ameresco, Inc. Class A(Æ) (1,730) (141)
Beam Global(Æ) (425) (8)
Blink Charging Co.(Æ) (260) (7)
Cleanspark, Inc.(Æ) (1,228) (12)
FuelCell Energy, Inc.(Æ) (838) (4)
Gevo, Inc.(Æ) (2,543) (11)
Liberty Oilfield Services, Inc. Class A(Æ) (11,801) (114)
Sunrun, Inc.(Æ) (2,783) (95)
(407)
Financial Services - (0.6)%
Arbor Realty Trust, Inc.(ö) (6,515) (119)
BRP Group, Inc. Class A(Æ) (4,101) (148)
Franchise Group, Inc.(Æ) (919) (48)
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.(ö) (2,708) (144)
Legacy Housing Corp.(Æ) (378) (10)
Newmark Group, Inc. Class A (8,848) (165)
Orchid Island Capital, Inc.(ö) (23,548) (106)
Rayonier, Inc.(ö) (3,580) (144)
Rocket Cos., Inc. Class A (5,893) (83)
Shift4 Payments, Inc. Class A(Æ) (3,096) (179)
StepStone Group, Inc. Class A (3,433) (143)
Trupanion, Inc.(Æ) (1,330) (176)
UWM Holdings Corp. (4,645) (27)
(1,492)
Health Care - (1.2)%
1Life Healthcare, Inc.(Æ) (10,023) (176)
Absci Corp.(Æ) (1,282) (11)
Adagio Therapeutics, Inc.(Æ) (2,172) (16)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 37
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Aldeyra Therapeutics, Inc.(Æ) (3,836) (15)
Alpha Teknova, Inc.(Æ) (1,029) (21)
Alphatec Holdings, Inc.(Æ) (4,847) (55)
Ampio Pharmaceuticals, Inc.(Æ) (8,364) (5)
Anavex Life Sciences Corp.(Æ) (964) (17)
AquaBounty Technologies, Inc.(Æ) (2,068) (4)
Arcus Biosciences, Inc.(Æ) (473) (19)
Arcutis Biotherapeutics, Inc.(Æ) (105) (2)
Arvinas, Inc.(Æ) (921) (76)
Asensus Surgical, Inc.(Æ) (12,333) (14)
Aspira Women's Health, Inc.(Æ) (4,941) (9)
Atossa Therapeutics, Inc.(Æ) (3,257) (5)
aTyr Pharma, Inc.(Æ) (3,212) (24)
AVEO Pharmaceuticals, Inc.(Æ) (881) (4)
Berkeley Lights, Inc.(Æ) (89) (2)
BioLife Solutions, Inc.(Æ) (3,461) (129)
Bionano Genomics, Inc.(Æ) (30,870) (92)
Blueprint Medicines Corp.(Æ) (193) (21)
Cassava Sciences, Inc.(Æ) (133) (6)
CEL-SCI Corp.(Æ) (1,338) (9)
Cerevel Therapeutics Holdings, Inc.(Æ) (349) (11)
Chinook Therapeutics, Inc.(Æ) (1,722) (28)
ChromaDex Corp.(Æ) (1,660) (6)
ClearPoint Neuro, Inc.(Æ) (1,413) (16)
Clene, Inc.(Æ) (400) (2)
Codexis, Inc.(Æ) (2,174) (68)
Curis, Inc.(Æ) (1,357) (6)
Cytokinetics, Inc.(Æ) (4,262) (194)
DarioHealth Corp.(Æ) (433) (6)
DermTech, Inc.(Æ) (984) (16)
Dynavax Technologies Corp.(Æ) (1,404) (20)
Evolus, Inc.(Æ) (2,199) (14)
Fate Therapeutics, Inc.(Æ) (2,067) (121)
Fulgent Genetics, Inc.(Æ) (91) (9)
Galectin Therapeutics, Inc.(Æ) (961) (2)
Heska Corp.(Æ) (720) (131)
iBio, Inc.(Æ) (12,162) (7)
ICU Medical, Inc.(Æ) (179) (42)
Imago BioSciences, Inc.(Æ) (965) (23)
ImmunityBio, Inc.(Æ) (2,559) (16)
Immunovant, Inc.(Æ) (1,282) (11)
Inmune Bio, Inc.(Æ) (1,234) (13)
Inotiv, Inc.(Æ) (1,378) (58)
Inovio Pharmaceuticals, Inc.(Æ) (1,657) (8)
Instil Bio, Inc.(Æ) (3,132) (54)
Invitae Corp.(Æ) (5,109) (78)
Krystal Biotech, Inc.(Æ) (1,734) (121)
Kymera Therapeutics, Inc.(Æ) (2,195) (139)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Lantheus Holdings, Inc.(Æ) (4,633) (134)
LifeStance Health Group, Inc.(Æ) (1,708) (16)
Lineage Cell Therapeutics, Inc.(Æ) (871) (2)
MannKind Corp.(Æ) (3,903) (17)
Matinas BioPharma Holdings, Inc.(Æ) (8,835) (9)
Mersana Therapeutics, Inc.(Æ) (581) (4)
NanoString Technologies, Inc.(Æ) (1,386) (59)
NeoGenomics, Inc.(Æ) (5,202) (177)
Ocugen, Inc.(Æ) (2,187) (10)
OncoCyte Corp.(Æ) (3,748) (8)
Oncternal Therapeutics, Inc.(Æ) (2,788) (6)
Oramed Pharmaceuticals, Inc.(Æ) (1,548) (22)
PDS Biotechnology Corp.(Æ) (1,397) (11)
PLx Pharma, Inc.(Æ) (2,916) (23)
Quanterix Corp.(Æ) (576) (24)
R1 RCM, Inc.(Æ) (1,983) (51)
Relay Therapeutics, Inc.(Æ) (5,271) (162)
Repligen Corp.(Æ) (767) (203)
Replimune Group, Inc.(Æ) (1,066) (29)
Rigel Pharmaceuticals, Inc.(Æ) (3,939) (10)
Rocket Pharmaceuticals, Inc.(Æ) (238) (5)
Seelos Therapeutics, Inc.(Æ) (5,417) (9)
Sientra, Inc.(Æ) (1,751) (6)
Sorrento Therapeutics, Inc.(Æ) (581) (3)
Spero Therapeutics, Inc.(Æ) (80) (1)
TFF Pharmaceuticals, Inc.(Æ) (952) (8)
TherapeuticsMD, Inc.(Æ) (44,852) (16)
Treace Medical Concepts, Inc.(Æ) (2,220) (41)
Vaxart, Inc.(Æ) (1,856) (12)
Veracyte, Inc.(Æ) (3,401) (140)
Vincerx Pharma, Inc.(Æ) (867) (9)
VistaGen Therapeutics, Inc.(Æ) (6,591) (13)
ZIOPHARM Oncology, Inc.(Æ) (13,550) (15)
(3,207)
Materials and Processing - (0.2)%
Builders FirstSource, Inc.(Æ) (3,601) (309)
Karat Packaging, Inc.(Æ) (253) (5)
Marrone Bio Innovations, Inc.(Æ) (4,187) (3)
Uranium Energy Corp.(Æ) (29,942) (100)
View, Inc.(Æ) (5,600) (22)
(439)
Producer Durables – (0.1)%
AeroVironment, Inc.(Æ) (1,151) (71)
American Superconductor Corp.(Æ) (2,438) (27)
Cryoport, Inc.(Æ) (1,113) (66)
Custom Truck One Source, Inc.(Æ) (2,621) (21)
Genasys, Inc.(Æ) (1,893) (8)
Liquidity Services, Inc.(Æ) (1,335) (29)
Macquarie Infrastructure Corp. (5,482) (20)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
38 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Magnite, Inc.(Æ) (1,136) (20)
Performant Financial Corp.(Æ) (2,339) (6)
Proterra, Inc.(Æ) (1,293) (11)
Vertex Energy, Inc.(Æ) (3,632) (16)
Workhorse Group, Inc.(Æ) (1,125) (5)
(300)
Technology - (0.8)%
3D Systems Corp.(Æ) (4,154) (90)
Aehr Test Systems(Æ) (1,104) (28)
Atomera, Inc.(Æ) (752) (17)
AXT, Inc.(Æ) (1,596) (15)
Bentley Systems, Inc. Class B (2,603) (126)
Bill.com Holdings, Inc.(Æ) (335) (83)
Bio Techne Corp.(Æ) (77) (40)
Brooks Automation, Inc. (2,109) (217)
Digital Turbine, Inc.(Æ) (505) (31)
E2open Parent Holdings, Inc.(Æ) (11,773) (133)
Flying Eagle Acquisition Corp.(Æ) (8,398) (62)
HyreCar, Inc.(Æ) (2,365) (11)
Ideanomics, Inc.(Æ) (5,338) (6)
Identiv, Inc.(Æ) (473) (13)
II-VI, Inc.(Æ) (2,717) (186)
Immersion Corp.(Æ) (5,363) (31)
LivePerson, Inc.(Æ) (366) (13)
Luna Innovations, Inc.(Æ) (145) (1)
MicroStrategy, Inc. Class A(Æ) (245) (133)
MicroVision, Inc.(Æ) (1,908) (10)
NAPCO Security Technologies, Inc.(Æ) (553) (28)
Onto Innovation, Inc.(Æ) (2,695) (273)
Ouster, Inc.(Æ) (11,995) (62)
PAR Technology Corp.(Æ) (1,865) (98)
Powerfleet, Inc.(Æ) (1,594) (8)
Resonant, Inc.(Æ) (2,403) (4)
Root, Inc. Class A(Æ) (16,778) (52)
Sabre Corp.(Æ) (5,224) (45)
SkyWater Technology, Inc.(Æ) (457) (7)
Vuzix Corp.(Æ) (1,589) (14)
Wolfspeed, Inc.(Æ) (1,403) (157)
(1,994)
Utilities – (0.0)%
New Fortress Energy LLC (2,660) (64)
NextDecade Corp.(Æ) (3,247) (9)
Tellurian, Inc.(Æ) (5,620) (17)
(90)
Total Securities Sold Short
(proceeds $10,551) (10,411)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Other Assets and Liabilities, Net
- (1.9)%
(4,832)
Net Assets - 100.0%
257,553

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 39
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
0.0%
JER Investment Trust, Inc. 05/27/04 1,771 82.03 145 —
—
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 108 USD 12,111 03/22 226
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 226
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 32,503 $ — $ —
$ —
$ 32,503 12. 6
Consumer Staples 9,089 — —
—
9,089 3. 5
Energy 8,645 — —
—
8,645 3. 4
Financial Services 56,232 — —
—
56,232 21. 8
Health Care 46,908 — —
—
46,908 18. 2
Materials and Processing 19,759 — —
—
19,759 7. 7
Producer Durables 36,928 — —
—
36,928 14. 3
Technology 32,491 — —
—
32,491 12. 6
Utilities 12,6 21 — —
—
12,6 21 4.9
Short-Term Investments — — — 12,575 12,575 4.9
Other Securities — — — 5,045 5,045 2.0
Total Investments 255,17 6 — — 17,620 272,79 6 105. 9
Securities Sold Short
**
(10,411) — — — (10,411) (4.0)
Other Assets and Liabilities, Net
(1.9)
100.0
Other Financial Instruments
Assets
Futures Contracts 226 — — — 226 0.1
Total Other Financial Instruments
*
$ 226 $ — $ — $ — $ 226

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
40 U.S. Small Cap Equity Fund
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended December 31, 2021, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
December 31, 2021, were less than 1% of net assets.

Russell Investment Funds
U.S. Small Cap Equity Fund
Fair Value of Derivative Instruments — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 41
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 226
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 2,116
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (15)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Small Cap Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2021
See accompanying notes which are an integral part of the financial statements.
42 U.S. Small Cap Equity Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 4,877 $ — $ 4,877
Total Financial and Derivative Assets
4,877 — 4,877
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 4,877 $ — $ 4,877
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 361 $ — $ 361 $ —
Bank of Nova Scotia
304 — 304 —
Citigroup
174 — 174 —
Goldman Sachs
126 — 126 —
HSBC
1,236 — 1,236 —
Morgan Stanley
1,418 — 1,418 —
National Bank of Canada
1,093 — 1,093 —
Wells Fargo
165 — 165 —
Total
$ 4,877 $ — $ 4,877 $ —

Russell Investment Funds
U.S. Small Cap Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
December 31, 2021
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 43
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 10,411 $ — $ 10,411
Total Financial and Derivative Liabilities
10,411 — 10,411
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 10,411 $ — $ 10,411
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 10,411 $ — $ 10,411 $ —
Total
$ 10,411 $ — $ 10,411 $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
44 U.S. Small Cap Equity Fund
Statement of Assets and Liabilities — December 31, 2021
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 225 , 061
Investments, at fair value(*)(>) ......................................................................................................................................................
272,796
Foreign currency holdings(^) ......................................................................................................................................................... 4
Receivables:
Dividends and interest ....................................................................................................................................................... 155
Dividends from affiliated funds .......................................................................................................................................... 1
Investments sold ................................................................................................................................................................ 108
Fund shares sold ................................................................................................................................................................ 23
From broker(a) ................................................................................................................................................................... 400
Variation margin on futures contracts ................................................................................................................................. 226
Total assets .................................................................................................................................................
273,713
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 373
Accrued fees to affiliates .................................................................................................................................................... 200
Other accrued expenses ..................................................................................................................................................... 131
Securities sold short, at fair value(‡) .............................................................................................................................................. 10,411
Payable upon return of securities loaned ....................................................................................................................................... 5,045
Total liabilities .............................................................................................................................................
16,160
Net Assets ............................................................................................................................................................
$ 257,553

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 45
Statement of Assets and Liabilities, continued — December 31, 2021
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 45,950
Shares of beneficial interest ...........................................................................................................................................................
169
Additional paid-in capital ..............................................................................................................................................................
211,434
Net Assets ............................................................................................................................................................
$ 257,553
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................... $ 15.27
Net assets ............................................................................................................................................................................... $ 257,553,391
Shares outstanding ($.01 par value) ....................................................................................................................................... 16,869,294
Amounts in thousands
(^)     Foreign currency holdings - cost $ 4
(*)     Securities on loan included in investments $ 4, 877
(‡)     Proceeds on securities sold short $ 10,551
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 17,620
(a)     Receivable from Broker for Futures $ 400
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
46 U.S. Small Cap Equity Fund
Statement of Operations — For the Period Ended December 31, 2021
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 2, 895
Dividends from affiliated funds ......................................................................................................................................... 6
Securities lending income (net) ......................................................................................................................................... 102
Total investment income ...............................................................................................................................................................
3,003
Expenses
Advisory fees .................................................................................................................................................................... 2,299
Administrative fees ........................................................................................................................................................... 128
Custodian fees ................................................................................................................................................................... 128
Transfer agent fees ............................................................................................................................................................ 11
Professional fees ............................................................................................................................................................... 83
Trustees’ fees .................................................................................................................................................................... 10
Printing fees ...................................................................................................................................................................... 36
Dividends from securities sold short ................................................................................................................................. 94
Interest expense paid on securities sold short ................................................................................................................... 107
Proxy fees ......................................................................................................................................................................... 11
Miscellaneous ................................................................................................................................................................... 3
Expenses before reductions .............................................................................................................................................. 2,91 0
Expense reductions ........................................................................................................................................................... (22)
Net e xpenses .................................................................................................................................................................................
2,888
Net investment income (loss) ........................................................................................................................................................
115
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 66, 546
Futures contracts .............................................................................................................................................................. 2,116
Securities sold short .......................................................................................................................................................... (3,487)
Foreign currency-related transactions ............................................................................................................................... (1)
Net realized gain (loss) ..................................................................................................................................................................
65, 174
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (9,883)
Futures contracts .............................................................................................................................................................. (15)
Securities sold short .......................................................................................................................................................... 2,947
Net change in unrealized appreciation (depreciation) ................................................................................................................... (6,951)
Net realized and unrealized gain (loss) ......................................................................................................................................... 58, 223
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 58,338

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 47
Statements of Changes in Net Assets
For the Periods Ended December 31,
Amounts in thousands
2021 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 115 $ 239
Net realized gain (loss) ...................................................................................................................... 65,174 (5,547)
Net change in unrealized appreciation (depreciation) ....................................................................... (6,951) 31,557
Net increase (decrease) in net assets from operations ............................................................................. 58,338 26,249
Distributions
To shareholders ................................................................................................................................. (57,621) (5,017)
Net decrease in net assets from distributions .......................................................................................... (57,621) (5,017)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 20,572 (12,867)
Total Net Increase (Decrease) in Net Assets ..........................................................................
21,289 8,365
Net Assets
Beginning of period .................................................................................................................................
236,264 227,899
End of period ..........................................................................................................................................
$ 257,553 $ 236,264
* Share transaction amounts (in thousands) for the periods ended December 31, 2021 and December 31, 2020 were as follows:
2021 2020
Shares Dollars Shares Dollars
Proceeds from shares sold 978 $ 18,542 963 $ 10,350
Proceeds from reinvestment of distributions 3,876 57,621 367 5,017
Payments for shares redeemed (2,990) (55,591) (2,267) (28,234)
Total increase (decrease)
1,864 $ 20,572 (937) $ (12,867)

Russell Investment Funds
U.S. Small Cap Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
48 U.S. Small Cap Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(b)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
December 31, 2021 15.75 .01 3.92 3.93 (.04) (4.37)
December 31, 2020 14.30 .02 1.75 1.77 (.01) (.31)
December 31, 2019 11.86 .05 2.68 2.73 (.07) (.22)
December 31, 2018 16.40 .07 (1.94) (1.87) (.08) (2.59)
December 31, 2017 15.21 .03 2.33 2.36 (.03) (1.14)

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 49
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(d)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(b)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)
%
Portfolio
Turnover Rate
(4.41) 15.27 25.79 257,553 1.14 1.13 .05 114
(.32) 15.75 12.70 236,264 1.25 1.25 .12 125
(.29) 14.30 23.07 227,899 1.19 1.19 .34 127
(2.67) 11.86 (11.97) 204,490 1.04 1.04 .45 80
(1.17) 16.40 15.48 254,854 1.03 1.03 .17 135

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
50 U.S, Small Cap Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended December 31, 2021 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2021, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:
For the fiscal years ended December 31, 2021 and December 31, 2020 respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent book-tax differences.
Book-tax differences are primarily due to foreign currency gains and losses, reclassifications of dividends, differences in treatment of income from swaps, net operating losses, investments in partnerships, investments in passive foreign investment companies (PFICs), tax straddle transaction, use of tax equalization and foreign capital gains taxes.  These adjustments have no impact on the net assets.
At December 31, 2021, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 187,313
Administration fees 10,583
Transfer agent fees 931
Trustee fees 1,08 8
$ 199,915
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 10,681 $ 146,905 $ 145,011 $ — $ — $ 12,575 $ 6 $ —
U.S. Cash Collateral Fund 13,171 51,379 59,505 — — 5,045 2 —
$ 23,852 $ 198,284 $ 204,516 $ — $ — $ 17,620 $ 8 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 220,994,802 $ 50,720,823 $ (9,330,965) $ 41,389,858 $ 540,007 $ 4,019,719
December 31, 2021 December 31, 2020
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 30,051,616 $ 27,569,711 $ — $ 130,062 $ 4,887,295 $ —

Russell Investment Funds
International Developed Markets Fund
Portfolio Management Discussion and Analysis — December 31, 2021 (Unaudited)
International Developed Markets Fund 51
International Developed Markets Fund
Total
Return
1 Year 12 .66%
5 Years 8 .56%§
10 Years 7 .83%§
MSCI World ex USA Index (Net)**
Total
Return
1 Year 12 .62%
5 Years 9 .63%§
10 Years 7 .84%§
International Developed Markets Linked Benchmark***
Total
Return
1 Year 12 .62%
5 Years 9 .74%§
10 Years 8 .04%§

Russell Investment Funds
International Developed Markets Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2021
(Unaudited)
52 International Developed Markets Fund
The International Developed Markets Fund (the “Fund”)
employs a multi-manager approach whereby Russell Investment
Management, LLC (“RIM”) manages a portion of the Fund’s
assets based upon model portfolios provided by multiple non-
discretionary money managers. The Fund’s money managers
have non-discretionary assignments pursuant to which they
provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells
securities for the Fund. RIM also manages the portion of the
Fund’s assets that RIM determines not to manage based upon
model portfolios provided by the Fund’s money managers. RIM
may change the allocation of the Fund’s assets at any time. An exemptive order from the Securities and Exchange Commission
permits RIM to engage or terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of December 31,
2021, the Fund had three money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth.
How did the Fund perform relative to its benchmark for the
fiscal year ended December 31, 2021?
For the fiscal year ended December 31, 2021 (the “fiscal year”), the
Fund gained 12.66%. This is compared to the Fund’s benchmark, the MSCI World ex USA Index (Net), which gained 12.62%
during the same fiscal year. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and
do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Insurance Foreign Large
Blend Category, a group of funds that Morningstar considers to have investment strategies similar to those of the Fund, gained
10.43%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
Non-U.S. developed markets were positive over the fiscal
year. Canada, Europe and the United Kingdom recorded the
strongest gains, while Asia ex-Japan and the emerging markets underperformed relative to other non-U.S. developed markets.
In terms of sector performance within the Fund’s benchmark over the fiscal year, energy, financials and information technology led performance. Real estate and utilities posted the weakest gains, while communication services sector recorded a loss over the fiscal year.
In terms of factor performance, the value and low volatility factors were the main drivers of positive performance over the fiscal year, while the growth and momentum factors lagged.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
The Fund outperformed its benchmark for the fiscal year. The fund’s tactical tilt to the value factor was a tailwind. Sector allocation was additive, mainly due to an overweight to financials and an underweight to utilities. An underweight to the United
States added value while an underweight to Canada moderated
gains. Stock selection contributed positively over the fiscal year, particularly within the industrials and communication services sectors. Selection was also particularly strong in Europe ex-UK.
With respect to certain of the Fund’s money managers, Wellington
Management Company LLP’s value strategy contributed
positively, driven by strong selection in communication services and financials sectors. The manager’s growth strategy lagged, held back by unfavorable selection in consumer discretionary and
information technology sectors.
Intermede Investment Partners Limited’s growth strategy faced headwinds. Sector allocation and selection were the main
detractor, particularly in consumer discretionary and financials sectors.
RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
RIM manages a multi-factor positioning strategy that aims to increase the Fund’s value exposure while moderating volatility exposure and expressing RIM’s total preferred positioning
across multiple factors and sectors. The strategy uses output from quantitative and/or rules-based processes and qualitative analysis to purchase a stock portfolio expressing these views.
The positioning strategy’s benchmark-relative performance was positive for the fiscal year, as the strategy’s overweight to value was a tailwind.
In addition, RIM utilized equity futures and currency forward contracts in order to position the portfolio to meet RIM’s overall preferred positioning with respect to country and currency
exposures. This strategy contributed positively during the fiscal year.
During the fiscal year, RIM used index futures contracts to
equitize a portion of the Fund’s cash and this strategy was a positive contributor.
Describe any changes to the Fund’s structure or the money
manager line-up.
There were no changes to the Fund’s structure or money manager line-up during the fiscal year.

Russell Investment Funds
International Developed Markets Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2021
(Unaudited)
International Developed Markets Fund 53
The views expressed in this report reflect those of the
portfolio managers only through the end of the fiscal year
covered by the report. These views do not necessarily
represent the views of RIM or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied
on as investment advice and, because investment decisions
for a Russell Investment Funds (“RIF”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIF Fund.
Money Managers as of December 31,
2021 Styles
Intermede Investment Partners Limited and
Intermede Global Partners Inc. Growth
Pzena Investment Management LLC Value
Wellington Management Company LLP Blend
* Assumes initial investment on January 1, 2012.
** The MSCI World ex USA Index (Net) is a free float‐adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 22 developed market country indexes.
*** The International Developed Markets Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The International Developed Markets Linked Benchmark represents the returns of the Russell
Developed ex US Large Cap Index (net of tax on dividends from foreign holdings) through December 31, 2017, and the returns of the MSCI World ex USA Index
(net of tax on dividends from foreign holdings) thereafter.
§ Annualized.
The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and Exchange
Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting Principles (“U.S.
GAAP”).

Russell Investment Funds
International Developed Markets Fund
Shareholder Expense Example — December 31, 2021 (Unaudited)
54 International Developed Markets Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from July 1, 2021 to December 31, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
July 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
December 31, 2021 $ 1,007.70 $ 1,020.0 6
Expenses Paid During Period* $ 5. 16 $ 5. 19
* Expenses are equal to the Fund's annualized expense ratio of 1.02%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 55
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 92.1%
Argentina - 0.0%
YPF SA - ADR(Æ) 17,193 66
Australia - 2.0%
APA Group 11,636 85
ASX, Ltd. - ADR 3,273 221
Australia & New Zealand Banking
Group, Ltd. - ADR 7,830 157
BHP Group PLC 24,449 729
BHP Group, Ltd. - ADR 26,613 805
BlueScope Steel, Ltd. 8,785 134
Commonwealth Bank of Australia - ADR 18,237 1,341
CSL, Ltd. 1,402 297
Dexus Property Group(ö) 25,041 203
Fortescue Metals Group, Ltd. 28,069 394
Goodman Group(ö) 8,506 164
Insurance Australia Group, Ltd.(Æ) 79,649 247
Macquarie Group, Ltd. 2,143 320
Magellan Financial Group, Ltd. - ADR 3,288 51
Medibank Pvt, Ltd. 99,581 243
National Australia Bank, Ltd. - ADR 8,328 175
Rio Tinto PLC 14,281 942
Rio Tinto, Ltd. - ADR 1,008 74
Sonic Healthcare, Ltd. 6,018 204
South32, Ltd. Class B 125,336 367
Wesfarmers, Ltd.(Æ) 3,132 135
Westpac Banking Corp. 6,567 102
7,390
Austria - 0.5%
Erste Group Bank AG 30,512 1,434
Mondi PLC 13,553 334
1,768
Belgium - 0.5%
Ageas SA 11,060 573
Colruyt SA 2,157 92
Groupe Bruxelles Lambert SA 2,180 244
KBC Groep NV 7,114 611
Solvay SA 784 91
UCB SA 960 110
1,721
Brazil - 0.6%
Ambev SA 455,900 1,285
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 66,400 484
Telefonica Brasil, SA 39,119 341
Ultrapar Participacoes SA 59,500 157
Yara International ASA 2,286 115
2,382
Burkina Faso - 0.1%
Endeavour Mining PLC 9,734 213
Canada - 4.4%
Algonquin Power & Utilities Corp. 6,261 90
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Alimentation Couche-Tard, Inc. 3,568 149
ARC Resources, Ltd. 28,974 263
B2Gold Corp. 65,308 257
Bank of Montreal 2,496 269
Bank of Nova Scotia (The) 7,070 501
Barrick Gold Corp. 31,110 591
CAE, Inc.(Æ) 83,015 2,095
Cameco Corp. Class A 15,323 334
Canadian Imperial Bank of Commerce 1,668 194
Canadian National Railway Co. 18,109 2,225
Canadian Natural Resources, Ltd. 3,006 127
CGI Group, Inc.(Æ) 1,863 165
Dollarama, Inc. 12,972 649
Emera, Inc. 1,665 83
Enbridge, Inc. 6,029 235
George Weston, Ltd. 1,055 122
Great-West Lifeco, Inc. 3,162 95
iA Financial Corp., Inc. 1,405 80
Kinross Gold Corp. 54,551 317
Loblaw Cos., Ltd. 2,236 183
Metro, Inc. Class A 5,571 296
National Bank of Canada 4,041 308
Nuvei Corp.(Æ)(Þ) 3,658 237
Open Text Corp. 2,344 111
Royal Bank of Canada - GDR 16,921 1,797
Shopify, Inc. Class A(Æ) 665 916
Stantec, Inc. 7,221 406
Sun Life Financial, Inc. 20,761 1,156
Teck Resources, Ltd. Class B 9,541 275
TELUS Corp. 8,789 207
Thomson Reuters Corp.(Æ) 1,222 146
Toronto-Dominion Bank (The) 20,950 1,607
Tourmaline Oil Corp. 9,148 295
16,781
China - 1.6%
Alibaba Group Holding, Ltd.(Æ) 83,600 1,252
Alibaba Group Holding, Ltd. - ADR(Æ) 18,077 2,147
Dongfeng Motor Group Co., Ltd. Class H 626,000 520
Tencent Holdings, Ltd. 21,984 1,290
Wilmar International, Ltd. 215,100 661
5,870
Denmark - 1.4%
AP Moller - Maersk A/S Class B 590 2,118
Carlsberg A/S Class B 1,393 239
Coloplast A/S Class B 975 171
Danske Bank A/S 42,174 721
DSV Panalpina A/S 5,143 1,188
Novo Nordisk A/S Class B 5,294 592
Novozymes A/S Class B 1,505 123
5,152
Finland - 1.6%
Elisa OYJ 7,304 449
Fortum OYJ 5,927 181
Kone OYJ Class B 10,263 730

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
56 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Neste OYJ 1,690 83
Nokia OYJ(Æ) 486,481 3,056
Nordea Bank Abp 21,407 261
Orion OYJ Class B 1,887 78
Sampo OYJ Class A 12,054 601
UPM-Kymmene OYJ 19,047 720
6,159
France - 9.2%
Accor SA(Æ) 21,835 707
Air Liquide SA Class A 1,635 285
Airbus Group SE(Æ) 7,900 1,009
Amundi SA(Þ) 13,696 1,131
Arkema SA 791 112
AXA SA 45,410 1,353
BNP Paribas SA 17,993 1,243
Bollore SA 27,016 151
Bouygues SA - ADR 16,761 601
Bureau Veritas SA 24,489 813
Capgemini SE 3,767 920
Carrefour SA 35,062 643
Cie de Saint-Gobain SA 19,816 1,394
Cie Generale des Etablissements
Michelin SCA Class B 13,577 2,226
Danone SA 2,699 168
Dassault Aviation SA 2,250 243
Dassault Systemes SE 2,279 135
Eiffage SA 1,346 139
Engie SA 97,308 1,441
EssilorLuxottica SA 1,018 217
Gecina SA(ö) 699 98
Getlink SE 5,198 86
Hermes International 176 307
L'Oreal SA 3,739 1,772
LVMH Moet Hennessy Louis Vuitton
SE - ADR 3,345 2,760
Orange SA - ADR 74,138 794
Pernod Ricard SA 333 80
Publicis Groupe SA - ADR 18,065 1,216
Renault SA(Æ) 11,915 414
Rexel SA Class H(Æ) 146,163 2,971
Sanofi - ADR 18,937 1,903
Schneider Electric SE 11,952 2,343
SCOR SE - ADR 26,641 832
Societe Generale SA 26,038 894
Technip Energies NV - ADR(Æ) 32,787 475
Total SA 42,883 2,178
Vinci SA 2,561 271
Vivendi SE - ADR 17,094 231
34,556
Germany - 4.3%
Allianz SE 1,463 346
BASF SE 27,959 1,967
Bayer AG 2,787 149
Bayerische Motoren Werke
Aktiengesellschaft 2,256 227
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Beiersdorf AG 1,398 144
Ceconomy AG 49,527 214
Continental AG(Æ) 5,501 582
Covestro AG(Þ) 32,223 1,988
Daimler AG 9,695 744
Daimler Truck Holding AG(Æ) 6,901 254
Deutsche Bank AG(Æ) 26,907 338
Deutsche Boerse AG 4,516 757
Deutsche Telekom AG 11,437 213
Deutsche Wohnen SE 5,684 238
E.ON SE 16,754 232
Fresenius Medical Care AG & Co. 18,515 1,199
Fresenius SE & Co. KGaA 23,920 964
Hannover Rueck SE 2,013 383
HeidelbergCement AG 1,689 114
Infineon Technologies AG - ADR 19,987 927
LEG Immobilien SE 1,567 219
Merck & Co., Inc. 880 228
Metro AG 8,876 93
Muenchener Rueckversicherungs-
Gesellschaft AG 3,265 969
RWE AG 4,014 163
SAP SE - ADR 1,761 252
Scout24 SE(Þ) 1,154 81
Siemens AG 5,640 980
Symrise AG 1,220 181
Uniper SE 1,762 84
Vonovia SE 2,792 154
Zalando SE(Æ)(Þ) 8,655 702
16,086
Hong Kong - 2.7%
AIA Group, Ltd. 275,608 2,778
CK Asset Holdings, Ltd. 114,049 719
CK Hutchison Holdings, Ltd. Class B 13,313 86
CK Infrastructure Holdings, Ltd. 21,000 134
CLP Holdings, Ltd. 90,500 914
Hang Seng Bank, Ltd. 26,300 482
Hong Kong Exchanges & Clearing, Ltd. 12,100 707
Link Real Estate Investment Trust(ö) 17,200 152
New World Development Co., Ltd. 23,000 91
Power Assets Holdings, Ltd. 55,000 343
Sun Hung Kai Properties, Ltd. 11,500 140
Techtronic Industries Co., Ltd. 178,771 3,558
WH Group, Ltd.(Þ) 123,000 77
Xinyi Glass Holdings, Ltd. 74,000 185
10,366
India - 1.4%
Canara Bank 95,649 257
Housing Development Finance Corp.,
Ltd. 105,884 3,668
Oil & Natural Gas Corp., Ltd. 201,547 386
Reliance Industries, Ltd. - GDR(Þ) 12,031 767
Zee Entertainment Enterprises, Ltd. 62,658 269
5,347

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 57
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Indonesia - 0.2%
Bank Mandiri Persero Tbk PT 1,189,600 586
Ireland - 2.4%
Accenture PLC Class A 9,777 4,053
AIB Group PLC(Æ) 163,110 397
Bank of Ireland Group PLC(Æ) 84,091 477
CRH PLC 2,291 121
Flutter Entertainment PLC(Æ) 5,517 875
Kerry Group PLC Class A 18,136 2,338
Ryanair Holdings PLC - ADR(Æ) 6,937 710
Smurfit Kappa Group PLC 1,751 97
9,068
Israel - 0.1%
Bank Hapoalim BM 14,903 153
Bank Leumi Le-Israel BM 12,839 138
Check Point Software Technologies, Ltd.
(Æ) 1,425 166
Israel Discount Bank, Ltd. Class A 18,095 122
579
Italy - 2.1%
Assicurazioni Generali SpA 43,552 919
BPER Banca 103,990 214
Davide Campari-Milano NV(Æ) 67,623 985
Enel SpA 166,065 1,323
Eni SpA - ADR 79,867 1,104
Ferrari NV 2,833 729
FinecoBank Banca Fineco SpA 18,788 327
Intesa Sanpaolo SpA 56,174 145
Moncler SpA 9,504 687
Saipem SpA(Æ)(Ñ) 113,516 238
Snam Rete Gas SpA 27,986 168
UniCredit SpA 82,067 1,263
8,102
Japan - 17.1%
Ajinomoto Co., Inc. 6,400 195
Alfresa Holdings Corp. 15,500 207
Alps Alpine Co., Ltd. 25,300 239
Asahi Kasei Corp. 7,900 74
Astellas Pharma, Inc. 49,000 797
Benesse Holdings, Inc. 3,100 61
Bridgestone Corp. 24,000 1,033
Brother Industries, Ltd. 3,700 71
Canon, Inc. 35,600 867
Casio Computer Co., Ltd. 6,000 77
Chiyoda Corp.(Æ) 31,000 95
Concordia Financial Group, Ltd. 34,900 127
Dai-ichi Life Holdings, Inc. 33,750 682
Daiichi Sankyo Co., Ltd. 28,900 735
Daito Trust Construction Co., Ltd. 2,600 297
Daiwa House REIT Investment Corp.(ö) 26 79
DeNA Co., Ltd. 19,800 305
Eisai Co., Ltd. 10,940 621
Fuji Media Holdings, Inc. 12,900 124
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
FUJIFILM Holdings Corp. 2,000 148
Fukuoka Financial Group, Inc. 28,500 488
GLP J-REIT(ö) 47 81
Hankyu Hanshin Holdings, Inc. 2,500 71
Hino Motors, Ltd. 64,900 535
Hitachi Metals, Ltd.(Æ) 36,000 667
Hitachi, Ltd. 2,700 146
Honda Motor Co., Ltd. 105,400 2,960
Hoya Corp. 800 119
Iida Group Holdings Co., Ltd. 33,800 784
Inpex Corp. 73,000 637
Isuzu Motors, Ltd. 173,000 2,152
ITOCHU Corp. 9,000 275
Japan Airlines Co., Ltd.(Æ) 27,300 521
Japan Exchange Group, Inc. 17,700 388
Japan Post Holdings Co., Ltd. 33,900 265
Japan Real Estate Investment Corp.(ö) 13 74
Japan Tobacco, Inc. 48,100 970
JGC Holdings Corp. 45,400 379
Kajima Corp. 9,000 103
Kamigumi Co., Ltd. 14,900 281
Kansai Electric Power Co., Inc. (The) 18,000 168
Kao Corp. 15,600 816
KDDI Corp. 30,800 900
Keyence Corp. 4,900 3,080
Kintetsu Group Holdings Co., Ltd.(Æ) 2,600 73
Komatsu, Ltd. 79,400 1,859
Kyocera Corp. 10,800 675
Marubeni Corp. 11,100 108
MEIJI Holdings Co., Ltd. 7,900 471
Menicon Co., Ltd. 47,800 1,409
Mitsubishi Chemical Holdings Corp. 17,900 133
Mitsubishi Corp. 6,200 197
Mitsubishi Electric Corp. 52,500 666
Mitsubishi Estate Co., Ltd. 43,200 599
Mitsubishi Heavy Industries, Ltd. 9,900 229
Mitsubishi Motors Corp.(Æ) 65,200 181
Mitsubishi UFJ Financial Group, Inc. 213,100 1,158
Mitsui & Co., Ltd. 46,400 1,099
Mizuho Financial Group, Inc. 10,800 137
MS&AD Insurance Group Holdings, Inc. 19,800 611
Murata Manufacturing Co., Ltd. 8,800 699
Nidec Corp. 3,400 400
Nikon Corp. 39,900 430
Nintendo Co., Ltd. 1,510 704
Nippon Building Fund, Inc.(ö) 12 70
Nippon Prologis, Inc.(Æ)(ö) 23 81
Nippon Telegraph & Telephone Corp. 6,306 172
Nippon Television Holdings, Inc. 21,200 215
Nippon Yusen 3,300 251
Nissan Motor Co., Ltd.(Æ) 102,700 496
Nitori Holdings Co., Ltd. 600 90
Nitto Denko Corp. 4,700 363
Nomura Holdings, Inc. 84,600 369
Nomura Real Estate Master Fund, Inc.(ö) 53 75
Nomura Research Institute, Ltd. 6,000 256
Obayashi Corp. 11,200 87

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
58 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ono Pharmaceutical Co., Ltd. 47,100 1,168
Oriental Land Co., Ltd. 400 67
ORIX Corp. 4,900 100
Orix JREIT, Inc.(ö) 47 73
Osaka Gas Co., Ltd. 9,800 162
Otsuka Corp. 3,600 172
Otsuka Holdings Co., Ltd. 14,000 507
Panasonic Corp. 117,000 1,287
Pigeon Corp. 4,700 90
Resona Holdings, Inc. 286,000 1,112
Secom Co., Ltd. 1,700 118
Sekisui Chemical Co., Ltd. 15,700 262
Sekisui House, Ltd. 8,000 172
Shimamura Co., Ltd. 5,800 487
Shimano, Inc. 600 159
Shimizu Corp. 19,500 121
Shin-Etsu Chemical Co., Ltd. 19,735 3,419
Shionogi & Co., Ltd. 3,600 254
Shiseido Co., Ltd. 27,300 1,522
SMC Corp. 1,000 675
SoftBank Group Corp. 11,500 145
Sompo Japan Nipponkoa Holdings, Inc. 2,600 110
Sony Corp. 9,110 1,152
Subaru Corp. 29,100 520
Sumitomo Corp. 10,900 161
Sumitomo Electric Industries, Ltd. 35,900 468
Sumitomo Heavy Industries, Ltd. 10,600 257
Sumitomo Metal Mining Co., Ltd. 3,400 129
Sumitomo Mitsui Banking Corp. 53,900 1,842
Sumitomo Mitsui Trust Holdings, Inc. 20,400 681
Suzuki Motor Corp. 6,400 246
T&D Holdings, Inc. 94,900 1,215
Taiheiyo Cement Corp. 14,200 281
Takeda Pharmaceutical Co., Ltd. 27,500 752
Terumo Corp. 3,700 156
THK Co., Ltd. 18,700 451
Tokyo Electron, Ltd. 3,100 1,775
Tokyo Gas Co., Ltd. 9,600 173
Toppan Printing Co., Ltd. 14,500 272
Toray Industries, Inc. 17,500 104
Tosoh Corp. 5,400 80
Toyota Industries Corp. 25,000 1,998
Toyota Motor Corp. 32,500 600
Trend Micro, Inc. 6,100 337
USS Co., Ltd. 8,100 126
Yamaha Motor Co., Ltd. 16,400 393
Yamato Holdings Co., Ltd. 3,300 77
64,485
Luxembourg - 0.8%
ArcelorMittal SA(Æ) 33,849 1,089
Eurofins Scientific SE 13,735 1,700
RTL Group SA 6,660 354
3,143
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Macao - 0.3%
Galaxy Entertainment Group, Ltd.(Æ) 195,000 1,010
Malaysia - 0.1%
CIMB Group Holdings BHD 276,327 362
Mexico - 0.6%
America Movil SAB de CV Class L
- ADR 31,350 662
Grupo Televisa SAB - ADR 174,301 1,633
2,295
Netherlands - 5.1%
ABN AMRO Bank NV(Þ) 47,166 693
Adyen NV(Æ)(Þ) 265 693
Akzo Nobel NV 6,660 733
ASML Holding NV 2,731 2,178
Exor NV 1,148 102
Heineken Holding NV 1,598 148
Heineken NV 35,910 4,037
ING Groep NV 215,042 2,997
Koninklijke Ahold Delhaize NV 7,662 263
Koninklijke DSM NV 358 80
Koninklijke KPN NV 90,187 280
Koninklijke Philips NV 13,387 498
NN Group NV 2,396 129
PostNL NV - ADR 55,011 239
Randstad NV 4,511 309
Royal Dutch Shell PLC Class A 97,713 2,147
Royal Dutch Shell PLC Class B 109,080 2,394
Universal Music Group NV 40,077 1,130
Wolters Kluwer NV 1,740 205
19,255
New Zealand - 0.6%
Fisher & Paykel Healthcare Corp., Ltd. 96,195 2,157
Spark New Zealand, Ltd. 39,929 124
2,281
Norway - 0.4%
Gjensidige Forsikring ASA 3,802 92
Mowi ASA 16,046 380
Norsk Hydro ASA 48,916 385
Orkla ASA 43,997 442
Telenor ASA 15,024 236
1,535
Russia - 0.4%
Gazprom PJSC - ADR 75,542 696
Lukoil PJSC - ADR 2,007 179
Sberbank of Russia PJSC - ADR 22,110 354
VEON, Ltd.(Æ) 134,442 230
1,459
Singapore - 0.4%
Ascendas Real Estate Investment
Trust(ö) 35,600 78
DBS Group Holdings, Ltd. 32,409 786

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 59
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Oversea-Chinese Banking Corp., Ltd. 15,292 129
Singapore Exchange, Ltd. 22,500 155
Singapore Technologies Engineering,
Ltd. 21,600 60
United Overseas Bank, Ltd. 6,400 128
Venture Corp., Ltd. 18,100 246
1,582
South Africa - 0.2%
Gold Fields, Ltd. - ADR 15,276 168
Impala Platinum Holdings, Ltd. 3,810 54
MTN Group, Ltd.(Æ) 27,160 290
Old Mutual, Ltd. 353,626 291
803
South Korea - 1.5%
Coway Co., Ltd.(Æ) 5,697 354
Hankook Tire & Technology Co., Ltd. 9,991 332
KB Financial Group, Inc. 19,182 884
KT Corp. - ADR 55,416 697
POSCO 5,409 1,242
Samsung Electronics Co., Ltd. 14,466 950
Shinhan Financial Group Co., Ltd. 43,394 1,337
5,796
Spain - 2.0%
Amadeus IT Group SA Class A(Æ) 19,195 1,293
Banco Santander SA - ADR 31,165 104
CaixaBank SA 567,510 1,556
Cellnex Telecom SA(Þ) 39,894 2,316
Endesa SA - ADR 16,318 376
Iberdrola SA 18,367 215
Industria de Diseno Textil SA 39,623 1,284
Naturgy Energy Group SA 4,700 153
Red Electrica Corp. SA 9,691 210
Repsol SA - ADR 8,055 96
Telefonica SA - ADR 27,730 121
7,724
Sweden - 2.0%
Assa Abloy AB Class B 35,058 1,065
Atlas Copco AB(Æ) 9,533 660
Boliden AB(Æ) 12,613 489
Essity Aktiebolag Class B 8,098 264
Hexagon AB(Æ) 69,902 1,100
ICA Gruppen AB 4,834 286
Investor AB Class B 12,825 321
Kinnevik AB Class B(Æ) 2,854 101
Sandvik AB 62,557 1,747
Securitas AB Class B 9,746 134
Skandinaviska Enskilda Banken AB
Class A 10,055 139
Skanska AB Class B 4,372 113
Svenska Handelsbanken AB Class A 12,929 140
Swedbank AB Class A 4,857 98
Swedish Match AB 91,123 724
Tele2 AB Class B 6,957 99
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Telia Co. AB 26,701 104
7,584
Switzerland - 8.7%
ABB, Ltd. 17,764 677
Adecco Group AG 20,614 1,054
Alcon, Inc. 9,868 869
Baloise Holding AG 608 99
Barry Callebaut AG 32 78
Chocoladefabriken Lindt & Spruengli
AG 15 327
Cie Financiere Richemont SA Class A 6,616 988
Credit Suisse Group AG Class A 44,790 434
EMS-Chemie Holding AG 164 183
Geberit AG 193 157
Givaudan SA 37 195
Julius Baer Group, Ltd. 20,882 1,395
Kuehne & Nagel International AG 320 103
LafargeHolcim, Ltd.(Æ) 24,205 1,232
Lonza Group AG 1,346 1,121
Nestle SA 53,299 7,450
Novartis AG 43,326 3,805
Partners Group Holding AG 1,165 1,921
Roche Holding AG 9,771 4,056
Schindler Holding AG 827 222
SGS SA 241 803
Sika AG 342 142
Swiss Life Holding AG 189 116
Swiss Prime Site AG Class A 1,844 181
Swiss Re AG 1,579 156
Swisscom AG 1,359 767
UBS Group AG 188,489 3,383
Zurich Insurance Group AG 2,197 963
32,877
Taiwan - 2.8%
Catcher Technology Co., Ltd. 164,513 928
Hon Hai Precision Industry Co., Ltd. 680,184 2,550
MediaTek, Inc. 28,000 1,197
Shin Kong Financial Holding Co., Ltd. 259,000 103
Taiwan Semiconductor Manufacturing
Co., Ltd. 107,000 2,369
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 28,432 3,421
10,568
Thailand - 0.2%
Kasikornbank PCL 181,600 771
Turkey - 0.1%
Turk Telekomunikasyon AS 230,967 168
Turkcell Iletisim Hizmetleri AS 150,487 205
373
United Kingdom - 11.2%
Allfunds Group PLC(Æ) 22,831 448
Anglo American PLC 44,967 1,841

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
60 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
AstraZeneca PLC 13,092 1,526
Auto Trader Group PLC(Þ) 21,424 214
Aviva PLC 143,057 794
Babcock International Group PLC(Æ) 73,961 319
BAE Systems PLC 134,186 1,000
Barclays PLC 356,586 906
Barratt Developments PLC 13,355 135
Berkeley Group Holdings PLC(Æ) 5,005 323
BP PLC 352,059 1,566
British American Tobacco PLC 6,937 257
British Land Co. PLC (The)(ö) 52,154 374
BT Group PLC 309,294 707
Centrica PLC(Æ) 277,283 268
Compass Group PLC(Æ) 106,206 2,366
Croda International PLC(Æ) 1,764 242
DCC PLC 1,269 104
Diageo PLC 25,269 1,377
Direct Line Insurance Group PLC 51,660 195
easyJet PLC(Æ) 27,518 207
Experian PLC 7,454 366
Ferguson PLC 621 110
GlaxoSmithKline PLC - ADR 14,663 319
Halma PLC 3,228 139
HSBC Holdings PLC 287,491 1,740
Intermediate Capital Group PLC(Æ) 35,112 1,039
Intertek Group PLC 2,244 171
J Sainsbury PLC 517,819 1,931
John Wood Group PLC(Æ) 446,737 1,155
Johnson Matthey PLC 2,355 65
Kingfisher PLC 121,707 556
Land Securities Group PLC(ö) 34,795 365
Legal & General Group PLC 40,525 163
Linde PLC 11,888 4,142
Lloyds Banking Group PLC 177,653 115
Marks & Spencer Group PLC(Æ) 74,307 232
National Grid PLC 19,046 275
Natwest Group PLC 297,720 907
Persimmon PLC Class A 9,776 377
Reckitt Benckiser Group PLC 5,959 511
RELX PLC 10,932 356
Sage Group PLC (The) 14,612 168
Scottish & Southern Energy PLC 14,467 323
Segro PLC(ö) 17,419 338
Smith & Nephew PLC 50,158 878
Spirax-Sarco Engineering PLC 668 145
St. James's Place PLC 21,061 480
Standard Chartered PLC 269,763 1,630
Taylor Wimpey PLC 46,913 111
TechnipFMC PLC(Æ) 110,698 655
Tesco PLC 525,041 2,058
Travis Perkins PLC 76,186 1,599
Unilever PLC 23,903 1,281
United Utilities Group PLC 5,357 79
Vodafone Group PLC 623,724 930
Wausau Paper Corp. 81,554 1,233
42,111
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United States - 2.5%
Allegion PLC 20,273 2,685
Amdocs, Ltd. 23,783 1,780
Aon PLC Class A 9,371 2,816
James Hardie Industries PLC 17,529 706
Lululemon Athletica, Inc.(Æ) 2,256 883
Ovintiv, Inc.(Ñ) 7,234 243
Pagseguro Digital, Ltd. Class A(Æ) 12,772 335
9,448
Total Common Stocks
(cost $314,203) 347,654
Preferred Stocks - 2.0%
Germany - 1.3%
Henkel AG & Co. KGaA
2.486% (Ÿ) 1,853 150
Porsche Automobil Holding SE
2.645% (Ÿ) 959 91
Sartorius AG
0.139% (Ÿ) 2,987 2,022
Volkswagen AG
2.660% (Ÿ) 12,908 2,608
4,871
South Korea - 0.7%
Samsung Electronics Co., Ltd.
0.000% (Æ) 40,508 2,425
Total Preferred Stocks
(cost $5,544) 7,296
Short-Term Investments - 3.2%
United States - 3.2%
U.S. Cash Management Fund(@) 12,142,362 (∞) 12,139
Total Short-Term Investments
(cost $12,140) 12,139
Other Securities - 0.1%
U.S. Cash Collateral Fund(@)(×) 473,278 (∞) 473
Total Other Securities
(cost $473) 473
Total Investments - 97.4%
(identified cost $332,360) 367,562
Other Assets and Liabilities, Net
- 2.6%
9,901
Net Assets - 100.0%
377,463

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 61
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
2.4%
ABN AMRO Bank NV 10/03/19 EUR 47,166 17.60 830
693
Adyen NV 07/25/19 EUR 265 763.34 202
693
Amundi SA 02/21/19 EUR 13,696 64.95 890
1,131
Auto Trader Group PLC 12/10/21 GBP 21,424 9.80 210
214
Cellnex Telecom SA 08/07/17 EUR 39,894 41.94 1,673
2,316
Covestro AG 08/15/19 EUR 32,223 45.21 1,456
1,988
Nuvei Corp. 11/11/21 CAD 3,658 78.39 287
237
Reliance Industries, Ltd. 10/21/20 12,031 58.25 701
767
Scout24 SE 12/17/20 EUR 1,154 83.16 96
81
WH Group, Ltd. 06/26/19 HKD 123,000 1.02 125
77
Zalando SE 12/12/19 EUR 8,655 57.05 494 702
8,899
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 14 EUR 2,234 01/22
53
CAC40 Euro Index Futures 82 EUR 5,857 01/22
232
DAX Index Futures 10 EUR 3,964 03/22
115
FTSE 100 Index Futures 53 GBP 3,882 03/22
104
FTSE/MIB Index Futures 9 EUR 1,226 03/22
42
IBEX 35 Index Futures 13 EUR 1,129 01/22
49
MSCI Emerging Markets Index Futures 526 USD 32,252 03/22
5
MSCI Singapore Index Futures 6 SGD 204 01/22
1
OMXS30 Index Futures 67 SEK 16,209 01/22
86
S&P 500 E-Mini Index Futures 88 USD 20,937 03/22
(311)
S&P/TSX 60 Index Futures 96 CAD 24,593 03/22
331
SPI 200 Index Futures 94 AUD 17,265 03/22
106
TOPIX Index Futures 75 JPY 1,494,000 03/22 174
Short Positions
EURO STOXX 50 Index Futures 79 EUR 3,387 03/22
100
Hang Seng Index Futures 3 HKD 3,518 01/22 3
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 1,090
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal USD 3,368 AUD 4,697
03/16/22
50
Bank of Montreal USD 4,323 CAD 5,464
03/16/22
(3)
Bank of Montreal USD 836 DKK 5,470
03/16/22
3
Bank of Montreal USD 1,361 EUR 1,198
03/16/22
5
Bank of Montreal USD 1,137 GBP 859
03/16/22
25
Bank of Montreal USD 2,977 JPY 338,485
03/16/22
(33)

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
62 International Developed Markets Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal CHF 1,274 USD 1,386
03/16/22
(15)
Citigroup USD 3,361 AUD 4,697
03/16/22
58
Citigroup USD 4,333 CAD 5,464
03/16/22
(14)
Citigroup USD 834 DKK 5,470
03/16/22
4
Citigroup USD 1,358 EUR 1,198
03/16/22
8
Citigroup USD 1,134 GBP 859
03/16/22
29
Citigroup USD 2,976 JPY 338,485
03/16/22
(31)
Citigroup CHF 1,274 USD 1,384
03/16/22
(17)
JPMorgan Chase USD 3,361 AUD 4,697
03/16/22
56
JPMorgan Chase USD 4,334 CAD 5,464
03/16/22
(15)
JPMorgan Chase USD 833 DKK 5,470
03/16/22
6
JPMorgan Chase USD 1,357 EUR 1,198
03/16/22
9
JPMorgan Chase USD 1,135 GBP 859
03/16/22
28
JPMorgan Chase USD 2,974 JPY 338,485
03/16/22
(31)
JPMorgan Chase CHF 1,274 USD 1,383
03/16/22
(17)
Royal Bank of Canada USD 3,358 AUD 4,697
03/16/22
60
Royal Bank of Canada USD 4,329 CAD 5,464
03/16/22
(10)
Royal Bank of Canada USD 834 DKK 5,470
03/16/22
5
Royal Bank of Canada USD 1,358 EUR 1,198
03/16/22
8
Royal Bank of Canada USD 1,135 GBP 859
03/16/22
27
Royal Bank of Canada USD 2,976 JPY 338,485
03/16/22
(32)
Royal Bank of Canada CHF 1,274 USD 1,385
03/16/22
(16)
Standard Chartered USD 3,366 AUD 4,697
03/16/22
51
Standard Chartered USD 4,317 CAD 5,464
03/16/22
3
Standard Chartered USD 835 DKK 5,470
03/16/22
3
Standard Chartered USD 1,361 EUR 1,198
03/16/22
5
Standard Chartered USD 1,136 GBP 859
03/16/22
27
Standard Chartered USD 2,975 JPY 338,485
03/16/22
(31)
Standard Chartered CHF 1,274 USD 1,385
03/16/22
(16)
State Street USD 3,272 NOK 29,140
03/16/22
33
State Street USD 338 SEK 3,050
03/16/22
—
State Street HKD 2,630 USD 337
03/16/22
—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 222
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Argentina $ 66 $ — $ —
$ —
$ 66 —
*
Australia — 7,390 —
—
7,390 2.0
Austria — 1,768 —
—
1,768 0.5

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 63
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Belgium — 1,721 —
—
1,721 0.5
Brazil — 2,382 —
—
2,382 0.6
Burkina Faso 213 — —
—
213 0.1
Canada 16,781 — —
—
16,781 4.4
China 2,147 3,723 —
—
5,870 1.6
Denmark — 5,152 —
—
5,152 1.4
Finland — 6,159 —
—
6,159 1.6
France 475 34,081 —
—
34,556 9.2
Germany 254 15,832 —
—
16,086 4.3
Hong Kong — 10,366 —
—
10,366 2.7
India — 5,347 —
—
5,347 1.4
Indonesia — 586 —
—
586 0.2
Ireland 4,763 4,305 —
—
9,068 2.4
Israel 166 413 —
—
579 0. 1
Italy — 8,102 —
—
8,102 2.1
Japan — 64,485 —
—
64,485 17. 1
Luxembourg — 3,143 —
—
3,143 0.8
Macao — 1,010 —
—
1,010 0.3
Malaysia — 362 —
—
362 0.1
Mexico 2,295 — —
—
2,295 0.6
Netherlands — 19,255 —
—
19,255 5.1
New Zealand — 2,281 —
—
2,281 0.6
Norway — 1,535 —
—
1,535 0.4
Russia 230 1,229 —
—
1,459 0.4
Singapore — 1,582 —
—
1,582 0.4
South Africa 168 635 —
—
803 0.2
South Korea 697 5,099 —
—
5,796 1.5
Spain — 7,724 —
—
7,724 2. 0
Sweden — 7,584 —
—
7,584 2.0
Switzerland — 32,877 —
—
32,877 8.7
Taiwan 3,421 7,147 —
—
10,568 2.8
Thailand — 771 —
—
771 0.2
Turkey — 373 —
—
373 0.1
United Kingdom 655 41,456 —
—
42,111 11.2
United States 8,742 706 —
—
9,448 2.5
Preferred Stocks — 7,296 — — 7,296 2 . 0
Short-Term Investments — — — 12,139 12,139 3.2
Other Securities — — — 473 473 0.1
Total Investments 41,073 313,877 — 12,612 367,562 97. 4
Other Assets and Liabilities, Net
2. 6

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
64 International Developed Markets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
100.0
Other Financial Instruments
Assets
Futures Contracts 1, 401 — — — 1,401 0. 4
Foreign Currency Exchange Contracts — 50 3 — — 50 3 0.1
A
Liabilities
Futures Contracts (311) — — — (311) (0.1)
Foreign Currency Exchange Contracts — (281) — — (281) (0.1)
Total Other Financial Instruments
**
$ 1, 090 $ 222 $ — $ — $ 1,312
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended December 31, 2021, see note 2 in the Notes to
Financial Statements.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
51,225
Consumer Staples ...................................................................
23,567
Energy ....................................................................................
17,724
Financial Services ...................................................................
80,911
Health Care .............................................................................
30,277
Materials and Processing ........................................................
38,683
Producer Durables ..................................................................
46,926
Technology ..............................................................................
42,037
Utilities ...................................................................................
16,304
Preferred Stocks
Consumer Discretionary ..........................................................
2,699
Consumer Staples ...................................................................
150
Technology ..............................................................................
4,447
Short-Term Investments ................................................................
12,139
Other Securities ...........................................................................
473
Total Investments .................................................................... 367,562

Russell Investment Funds
International Developed Markets Fund
Fair Value of Derivative Instruments — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 65
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 503
Variation margin on futures contracts* 1,401 —
Total
$ 1,401 $ 503
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 311 $ —
Unrealized depreciation on foreign currency exchange contracts — 281
Total
$ 311 $ 281
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 5,962 $ —
Foreign currency exchange contracts — (3,365)
Total
$ 5,962 $ (3,365)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 2,458 $ —
Foreign currency exchange contracts — (802)
Total
$ 2,458 $ (802)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2021
See accompanying notes which are an integral part of the financial statements.
66 International Developed Markets Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 454 $ — $ 454
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 503 — 503
Total Financial and Derivative Assets
957 — 957
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 957 $ — $ 957
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of Montreal
$ 83 $ 52 $ — $ 31
Barclays
229 — 229 —
Citigroup
325 64 224 37
JPMorgan Chase
99 62 — 37
Royal Bank of Canada
99 57 — 42
Standard Chartered
89 46 — 43
State Street
33 — — 33
Total
$ 957 $ 28 1 $ 453 $ 22 3

Russell Investment Funds
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
December 31, 2021
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 67
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 281 $ — $ 281
Total Financial and Derivative Liabilities
281 — 281
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 281 $ — $ 281
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of Montreal $ 52 $ 52 $ — $ —
Citigroup 64 64 — —
JPMorgan Chase 62 62 — —
Royal Bank of Canada 57 57 — —
Standard Chartered 46 46 — —
Total
$ 281 $ 281 $ — $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
68 International Developed Markets Fund
Statement of Assets and Liabilities — December 31, 2021
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 332,360
Investments, at fair value(*)(>) ......................................................................................................................................................
367,562
Foreign currency holdings(^) ......................................................................................................................................................... 1,524
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 503
Receivables:
Dividends and interest ....................................................................................................................................................... 301
Dividends from affiliated funds .......................................................................................................................................... 1
Fund shares sold ................................................................................................................................................................ 34
Foreign capital gains taxes recoverable ............................................................................................................................. 963
From broker(a) ................................................................................................................................................................... 6,721
Variation margin on futures contracts ................................................................................................................................. 1,094
Total assets .................................................................................................................................................
378,703
Liabilities
Payables:
Fund shares redeemed ....................................................................................................................................................... 23
Accrued fees to affiliates .................................................................................................................................................... 296
Other accrued expenses ..................................................................................................................................................... 156
Deferred capital gains tax liability ..................................................................................................................................... 11
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 281
Payable upon return of securities loaned ....................................................................................................................................... 473
Total liabilities .............................................................................................................................................
1,240
Net Assets ............................................................................................................................................................
$ 377,463

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 69
Statement of Assets and Liabilities, continued — December 31, 2021
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 34,768
Shares of beneficial interest ...........................................................................................................................................................
306
Additional paid-in capital ..............................................................................................................................................................
342,389
Net Assets ............................................................................................................................................................
$ 377,463
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................... $ 12.35
Net assets ............................................................................................................................................................................... $ 377,463,206
Shares outstanding ($.01 par value) ....................................................................................................................................... 30,551,638
Amounts in thousands
(^)     Foreign currency holdings - cost $ 1,531
(*)     Securities on loan included in investments $ 45 4
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 12,612
(a)     Receivable from Broker for Futures $ 6,721
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
70 International Developed Markets Fund
Statement of Operations — For the Period Ended December 31, 2021
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 12,0 49
Dividends from affiliated funds ......................................................................................................................................... 6
Securities lending income (net) ......................................................................................................................................... 74
Less foreign taxes withheld ............................................................................................................................................... (1,224)
Total investment income ...............................................................................................................................................................
10,905
Expenses
Advisory fees .................................................................................................................................................................... 3,507
Administrative fees ........................................................................................................................................................... 195
Custodian fees ................................................................................................................................................................... 132
Transfer agent fees ............................................................................................................................................................ 17
Professional fees ............................................................................................................................................................... 103
Trustees’ fees .................................................................................................................................................................... 16
Printing fees ...................................................................................................................................................................... 50
Proxy fees ......................................................................................................................................................................... 18
Miscellaneous ................................................................................................................................................................... 6
Expenses before reductions .............................................................................................................................................. 4,044
Expense reductions ........................................................................................................................................................... (45)
Net expenses .................................................................................................................................................................................
3,999
Net investment income (loss) ........................................................................................................................................................
6,906
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 30,770
Investments in affiliated funds .......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 5,962
Foreign currency exchange contracts ................................................................................................................................ (3,365)
Foreign currency-related transactions ............................................................................................................................... 124
Net realized gain (loss) ..................................................................................................................................................................
33,490
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 6,686
Investments in affiliated funds .......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 2,458
Foreign currency exchange contracts ................................................................................................................................ (802)
Foreign currency-related transactions ............................................................................................................................... (143)
Net change in unrealized appreciation (depreciation) ................................................................................................................... 8,198
Net realized and unrealized gain (loss) ......................................................................................................................................... 41,688
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 48,594

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 71
Statements of Changes in Net Assets
For the Periods Ended December 31,
Amounts in thousands
2021 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 6,906 $ 4,067
Net realized gain (loss) ...................................................................................................................... 33,490 8,875
Net change in unrealized appreciation (depreciation) ....................................................................... 8,198 5,697
Net increase (decrease) in net assets from operations ............................................................................. 48,594 18,639
Distributions
To shareholders ................................................................................................................................. (37,914) (4,239)
Net decrease in net assets from distributions .......................................................................................... (37,914) (4,239)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (28,735) (15,988)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(18,055) (1,588)
Net Assets
Beginning of period .................................................................................................................................
395,518 397,106
End of period ..........................................................................................................................................
$ 377,463 $ 395,518
* Share transaction amounts (in thousands) for the periods ended December 31, 2021 and December 31, 2020 were as follows:
2021 2020
Shares Dollars Shares Dollars
Proceeds from shares sold 1,021 $ 13,580 1,807 $ 17,388
Proceeds from reinvestment of distributions 3,119 37,914 362 4,239
Payments for shares redeemed (6,056) (80,229) (3,587) (37,615)
Total increase (decrease)
(1,916) $ (28,735) (1,418) $ (15,988)

Russell Investment Funds
International Developed Markets Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
72 International Developed Markets Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(b)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
December 31, 2021 12.18 .23 1.27 1.50 (.33) (1.00)
December 31, 2020 11.72 .12 .47 .59 (.13) —
December 31, 2019 10.04 .22 1.76 1.98 (.30) —
December 31, 2018 13.12 .22 (2.11) (1.89) (.22) (.97)
December 31, 2017 11.15 .19 2.58 2.77 (.34) (.46)

See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 73
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(d)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(b)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)
%
Portfolio
Turnover Rate
(1.33) 12.35 12.66 377,463 1.04 1.03 1.78 32
(.13) 12.18 5.08 395,518 1.06 1.06 1.17 59
(.30) 11.72 19.72 397,106 1.06 1.06 2.03 72
(1.19) 10.04 (14.87) 357,596 1.08 1.08 1.76 65
(.80) 13.12 24.98 436,310 1.08 1.08 1.59 117

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
74 International Developed Markets Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended December 31, 2021 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2021, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:
For the fiscal years ended December 31, 2021 and December 31, 2020 respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent book-tax differences.
Book-tax differences are primarily due to foreign currency gains and losses, reclassifications of dividends, differences in treatment of income from swaps, net operating losses, investments in partnerships, investments in passive foreign investment companies (PFICs), tax straddle transaction, use of tax equalization and foreign capital gains taxes.  These adjustments have no impact on the net assets.
At December 31, 2021, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 276,564
Administration fees 15,714
Transfer agent fees 1,382
Trustee fees 1,904
$ 295,564
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 9,583 $ 158,898 $ 156,340 $ (1) $ (1) $ 12,139 $ 6 $ —
U.S. Cash Collateral Fund 601 23,468 23,596 — — 473 — —
$ 10,184 $ 182,366 $ 179,936 $ (1) $ (1) $ 12,612 $ 6 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 336,858,168 $ 52,289,110 $ (20,482,636) $ 31,806,474 $ 342,967 $ 2,621,391
December 31, 2021 December 31, 2020
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 30,003,070 $ 7,911,279 $ — $ 4,238,968 $ — $ —

Russell Investment Funds
Strategic Bond Fund
Portfolio Management Discussion and Analysis — December 31, 2021 (Unaudited)
Strategic Bond Fund 75
Strategic Bond Fund
Total
Return
1 Year (1 .82)%
5 Years 3 .67%§
10 Years 3 .34%§
Bloomberg U.S. Aggregate Bond Index**
Total
Return
1 Year (1 .54)%
5 Years 3 .57%§
10 Years 2 .90%§

Russell Investment Funds
Strategic Bond Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2021
(Unaudited)
76 Strategic Bond Fund
The Strategic Bond Fund (the “Fund”) employs a multi-manager approach whereby portions of the Fund are allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment Management, LLC
(“RIM”), the Fund’s advisor. RIM may change the allocation
of the Fund’s assets among money managers at any time. An
exemptive order from the Securities and Exchange Commission
permits RIM to engage or terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of December 31,
2021, the Fund had three money managers.
What is the Fund’s investment objective?
The Fund seeks to provide total return.
How did the Fund perform relative to its benchmark for the
fiscal year ended December 31, 2021?
For the fiscal year ended December 31, 2021 (the “fiscal year”), the Fund lost 1.82%. This is compared to the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, which lost 1.54%
during the same fiscal year. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and
do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Insurance Intermediate
Core Bond Category, a group of funds that Morningstar considers to have investment strategies similar to those of the Fund, lost
1.73%. This result serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a benchmark other than
the Fund’s index (a “RIM-assigned benchmark”). However,
the Fund’s primary index remains the benchmark for the Fund
and is intended to be representative of each money manager’s benchmark index.
How did market conditions affect the Fund’s performance?
The fiscal year began with risk markets positively impacted by relaxed central bank monetary policy, sizeable fiscal stimulus, and continued distribution of COVID-19 vaccines. Market sentiment shifted in the fourth quarter of 2021 with the introduction of a new COVID-19 variant and the Federal Reserve Bank’s plan for accelerated tapering of asset purchases. Credit spreads tightened to near historic lows during the fiscal year, but ended the fiscal year modestly tighter than the prior year, which had a positive impact on Fund performance. The Fund was negatively impacted by interest rates increasing over the fiscal year, which occurred in conjunction with rising inflation rates. As the U.S. economy faced cash strapped consumers, labor shortages, and supply constraints, the U.S. Urban Consumer Price Index reached a 6.8% year-over-
year increase, the highest in nearly four decades and significantly higher than the Federal Reserve Bank’s 2% inflation target.
The Fund’s exposure to spread sectors was a positive during the fiscal year as credit spreads tightened modestly. The Bloomberg
U.S. Corporate Bond Index posted a total return of -1.04% for the fiscal year, above equivalent duration treasuries. The Bloomberg
U.S. Corporate High Yield Index performed well, posting total returns of 5.28% for the fiscal year. U.S. Treasuries performed poorly over the fiscal year as yields rose; the 10-year Treasury yield began the fiscal year at 0.91% and ended the fiscal year at
1.51%.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
The Fund was generally positioned long duration during the fiscal year, which detracted from performance as interest rates rose. The
Fund generally carried greater credit risk than the benchmark.
The Fund was underweight investment grade credit and treasuries and remained marginally overweight to high yield corporates and emerging market debt. The selection and rotation of strategies within credit was a positive contributor to performance. RIM’s investment grade value strategy contributed positively to the
Fund’s performance.
The Fund employs discretionary money managers. The Fund’s
discretionary money managers select the individual portfolio securities for the assets assigned to them. RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
With respect to the Fund’s money managers, Western Asset
Management Company and Western Asset Management Company
Limited (“Western”) outperformed both the Fund’s benchmark
and its RIM-assigned benchmark. Western’s bias toward corporate bonds, and strong sector and issue selection drove performance.
BlueBay Asset Management (“BlueBay”) outperformed the
Fund’s benchmark during the fiscal year. BlueBay’s tactical
rotation around duration contributed positively to performance.
Schroder Investment Management (“Schroder”) outperformed the
Fund’s benchmark and its RIM-assigned benchmark during the
fiscal year. Schroder’s bias toward non-agency MBS, CLO and
CMBS as well as maintaining a minimum mandated exposure to
agency MBS contributed positively to performance.
During the fiscal year, RIM managed multiple positioning
strategies to seek to achieve the desired risk/return profile for the
Fund.
RIM’s U.S. Investment Grade Intelligent Credit positioning
strategy, which screens securities based on value within the
Bloomberg U.S. Corporate Bond Index and purchases physical

Russell Investment Funds
Strategic Bond Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2021
(Unaudited)
Strategic Bond Fund 77
bonds that RIM believes to be undervalued, outperformed the
Fund’s benchmark. The strategy benefited from strong security selection and general spread tightening over the fiscal year.
RIM’s U.S. Government positioning strategy, which seeks to
provide exposure to securities issued by the U.S. government, performed in-line with the Fund’s benchmark.
RIM also managed Currency Factors and Rates Factors strategies, which seek to generate active returns through currency and
international rates positioning, respectively, and utilize long and short positions in global government bond futures and
currency forward contracts. The Fund’s Currency Factors strategy contributed positively to performance, while the Rates Factors strategy detracted from performance.
During the fiscal year, RIM also implemented tactical positioning strategies through the use of derivatives. These positioning strategies contributed positively to Fund performance during the fiscal year, including in particular as a result of interest rate derivatives, which RIM used to extend duration throughout the fiscal year. RIM also utilized credit default swaps to reduce credit risk at certain times during the fiscal year.
Describe any changes to the Fund’s structure or the money
manager line-up.
In January 2021, Western Asset Management Company and
Western Asset Management Company Limited’s mandate changed
to an investment grade credit strategy. In March 2021, Colchester
Global Investors Limited was terminated.
The views expressed in this report reflect those of the
portfolio managers only through the end of the fiscal year
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied
on as investment advice and, because investment decisions
for a Russell Investment Funds (“RIF”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIF Fund.
Money Managers as of December 31,
2021 Styles
BlueBay Asset Management LLP Sector Specialist
Schroder Investment Management North
America Inc. Sector Specialist
Western Asset Management Company
and Western Asset Management Company
Limited Sector Specialist
* Assumes initial investment on January 1, 2012.
** The Bloomberg U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment-
grade corporate debt securities and mortgage-backed securities.
§ Annualized.
The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and Exchange
Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting Principles (“U.S.
GAAP”).

Russell Investment Funds
Strategic Bond Fund
Shareholder Expense Example — December 31, 2021 (Unaudited)
78 Strategic Bond Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from July 1, 2021 to December 31, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this on do not reflect any Insurance Company Separate Account Policy
Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
July 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
December 31, 2021 $ 995.20 $ 1,021.8 8
Expenses Paid During Period* $ 3.32 $ 3.36
* Expenses are equal to the Fund's annualized expense ratio of 0.66%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 79
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 84.9%
Asset-Backed Securities - 2.5%
Amur Equipment Finance Receivables
IX LLC
Series 2021-1A Class C
1.750% due 06/21/27 (Þ) 735 726
Carlyle Global Market Strategies CLO,
Ltd.
Series 2021-4A Class A1R3
1.208% due 04/22/32 (USD 3 Month
LIBOR + 1.080%)(Ê)(Þ) 2,298 2,296
CLI Funding VI LLC
Series 2020-3A Class A
2.070% due 10/18/45 (Þ) 1,462 1,451
Conseco Financial Corp.
Series 1998-2 Class M1
6.940% due 12/01/28 (~)(Ê) 920 929
Countrywide Asset-Backed Certificates
Trust
Series 2007-4 Class A4W
4.640% due 04/25/47 1,514 1,569
FNA VI LLC
Series 2021-1A Class A
1.350% due 01/10/32 (~)(Ê)(Š)(Þ) 648 632
Goldentree Loan Management US CLO
7, Ltd.
Series 2021-7A Class AR
1.202% due 04/20/34 (USD 3 Month
LIBOR + 1.070%)(Ê)(Þ) 1,147 1,143
GoodLeap Sustainable Home
Improvements
Series 2021-5CS Class A
2.310% due 10/20/48 (Þ) 1,126 1,123
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
2.190% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 625 626
Madison Park Funding XXI, Ltd.
1.061% due 10/21/30 1,922 1,921
Octane Receivables Trust
Series 2021-2A Class A
1.210% due 09/20/28 (Þ) 1,823 1,813
OneMain Financial Issuance Trust
Series 2019-2A Class A
3.140% due 10/14/36 (Þ) 500 526
Series 2020-1A Class A
3.840% due 05/14/32 (Þ) 1,242 1,270
Option One Mortgage Loan Trust
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê) 518 519
Prodigy Finance Designated Activity Co.
Series 2021-1A Class A
1.352% due 07/25/51 1,026 1,026
SpringCastle America Funding LLC
Series 2020-AA Class A
1.970% due 09/25/37 (Þ) 3,762 3,743
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
TAL Advantage VII LLC
Series 2020-1A Class A
2.050% due 09/20/45 (Þ) 1,963 1,948
Towd Point Mortgage Trust
Series 2020-MH1 Class A1
2.250% due 02/25/60 (~)(Ê)(Þ) 2,305 2,305
25,566
Corporate Bonds and Notes - 19.8%
3M Co.
3.700% due 04/15/50 30 35
Abbott Laboratories
4.750% due 11/30/36 824 1,051
4.900% due 11/30/46 90 123
AbbVie, Inc.
3.600% due 05/14/25 60 64
Series WI
2.600% due 11/21/24 440 457
3.800% due 03/15/25 60 64
2.950% due 11/21/26 670 706
3.200% due 11/21/29 770 823
4.550% due 03/15/35 10 12
4.050% due 11/21/39 710 815
4.250% due 11/21/49 60 72
Air Lease Corp.
0.700% due 02/15/24 570 561
3.375% due 07/01/25 480 501
1.875% due 08/15/26 350 344
Alexandria Real Estate Equities, Inc.
2.000% due 05/18/32 210 201
3.000% due 05/18/51 150 148
Ally Financial, Inc.
8.000% due 11/01/31 554 761
Alphabet, Inc.
1.900% due 08/15/40 130 118
2.050% due 08/15/50 40 36
2.250% due 08/15/60 80 71
Altria Group, Inc.
4.400% due 02/14/26 222 245
2.450% due 02/04/32 560 532
10.200% due 02/06/39 22 37
3.400% due 02/04/41 460 424
5.375% due 01/31/44 643 742
3.875% due 09/16/46 70 68
Amazon.com, Inc.
1.200% due 06/03/27 190 187
2.100% due 05/12/31 350 355
2.500% due 06/03/50 140 133
3.100% due 05/12/51 210 224
Series WI
2.800% due 08/22/24 891 933
3.875% due 08/22/37 50 59
Ambac Assurance Corp.
5.100% due 12/31/99 (Þ) 1 1
American Airlines Group, Inc.
5.500% due 04/20/26 (Þ) 160 166
5.750% due 04/20/29 (Þ) 140 150

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
80 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
American Express Co.
2.500% due 07/30/24 60 62
3.550% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.854%)(Ê)(ƒ) 80 80
American International Group, Inc.
4.750% due 04/01/48 70 89
American Tower Corp.
5.000% due 02/15/24 805 866
American Transmission Systems, Inc.
2.650% due 01/15/32 (Þ) 190 192
Americo Life, Inc.
3.450% due 04/15/31 (Þ) 70 68
AmFam Holdings, Inc.
2.805% due 03/11/31 (Þ) 120 123
3.833% due 03/11/51 (Þ) 100 110
Amgen, Inc.
4.400% due 05/01/45 100 119
Series WI
4.663% due 06/15/51 50 64
Andeavor LLC
Series WI
5.125% due 12/15/26 225 249
Anthem, Inc.
4.101% due 03/01/28 50 55
4.375% due 12/01/47 20 24
4.850% due 08/15/54 783 1,016
Aon Corp.
8.205% due 01/01/27 172 216
Apache Corp.
4.375% due 10/15/28 50 54
4.750% due 04/15/43 150 165
4.250% due 01/15/44 120 122
Apple, Inc.
4.500% due 02/23/36 691 867
4.650% due 02/23/46 100 131
2.650% due 05/11/50 150 147
Ares Capital Corp.
3.250% due 07/15/25 914 944
AT&T, Inc.
3.800% due 02/15/27 150 163
6.950% due 01/15/28 450 559
1.650% due 02/01/28 200 196
4.500% due 05/15/35 150 173
3.100% due 02/01/43 270 262
4.350% due 06/15/45 26 29
3.300% due 02/01/52 10 10
3.500% due 02/01/61 220 216
Series WI
4.450% due 04/01/24 868 926
4.300% due 02/15/30 70 79
2.550% due 12/01/33 40 39
6.375% due 03/01/41 30 42
3.500% due 09/15/53 200 202
3.550% due 09/15/55 83 83
3.800% due 12/01/57 330 344
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Aviation Capital Group LLC
3.875% due 05/01/23 (Þ) 898 924
5.500% due 12/15/24 (Þ) 170 186
Ball Corp.
3.125% due 09/15/31 230 227
Bank of America Corp.
4.000% due 01/22/25 45 48
4.271% due 07/23/29 (USD 3 Month
LIBOR + 1.310%)(Ê) 110 123
3.974% due 02/07/30 (USD 3 Month
LIBOR + 1.210%)(Ê) 500 551
2.884% due 10/22/30 (USD 3 Month
LIBOR + 1.190%)(Ê) 200 207
2.592% due 04/29/31 (SOFR +
2.150%)(Ê) 140 141
1.922% due 10/24/31 (SOFR +
1.370%)(Ê) 870 833
2.687% due 04/22/32 (SOFR +
1.320%)(Ê) 430 436
2.299% due 07/21/32 (SOFR +
1.220%)(Ê) 330 324
2.572% due 10/20/32 (SOFR +
1.210%)(Ê) 270 271
2.482% due 09/21/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.200%)(Ê) 500 484
2.676% due 06/19/41 (SOFR +
1.930%)(Ê) 90 87
3.311% due 04/22/42 (SOFR +
1.580%)(Ê) 500 526
5.000% due 01/21/44 555 729
4.330% due 03/15/50 (USD 3 Month
LIBOR + 1.520%)(Ê) 30 37
4.083% due 03/20/51 (USD 3 Month
LIBOR + 3.150%)(Ê) 330 397
Series GMTN
4.450% due 03/03/26 30 33
3.500% due 04/19/26 80 86
Bank of America NA
Series BKNT
6.000% due 10/15/36 734 1,006
BankUnited , Inc.
4.875% due 11/17/25 280 308
Becton Dickinson and Co.
3.363% due 06/06/24 900 942
3.734% due 12/15/24 188 200
4.685% due 12/15/44 8 10
Bed Bath & Beyond, Inc.
3.749% due 08/01/24 270 272
Berkshire Hathaway Energy Co.
Series WI
4.050% due 04/15/25 699 756
Berkshire Hathaway Finance Corp.
2.850% due 10/15/50 1,044 1,029
Berkshire Hathaway, Inc.
3.125% due 03/15/26 684 730
Berry Global, Inc.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 81
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
0.950% due 02/15/24 949 940
Berry Petroleum Corp.
7.000% due 02/15/26 (Þ) 490 485
BGC Partners, Inc.
Series WI
5.375% due 07/24/23 408 431
Blackstone Holdings Finance Co. LLC
4.750% due 02/15/23 (Þ) 900 936
Boardwalk Pipelines, LP
4.800% due 05/03/29 710 795
Boeing Co. (The)
4.875% due 05/01/25 220 241
2.196% due 02/04/26 870 870
3.100% due 05/01/26 20 21
2.700% due 02/01/27 40 41
2.800% due 03/01/27 30 31
3.200% due 03/01/29 120 124
5.150% due 05/01/30 310 361
3.250% due 02/01/35 160 161
5.705% due 05/01/40 160 206
3.750% due 02/01/50 210 218
5.805% due 05/01/50 100 135
3.950% due 08/01/59 290 301
Bon Secours Mercy Health, Inc.
3.464% due 06/01/30 90 98
BP Capital Markets America, Inc.
3.410% due 02/11/26 200 213
3.000% due 02/24/50 860 847
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 263 289
Bristol-Myers Squibb Co.
2.350% due 11/13/40 230 218
Series WI
3.900% due 02/20/28 380 424
3.400% due 07/26/29 170 186
5.000% due 08/15/45 171 227
Broadcom, Inc.
3.187% due 11/15/36 (Þ) 820 819
Series WI
4.300% due 11/15/32 320 360
Brown & Brown, Inc.
4.200% due 09/15/24 864 922
Burlington Northern Santa Fe LLC
4.400% due 03/15/42 100 122
Cabot Oil & Gas Corp.
4.375% due 06/01/24 (Þ) 150 159
3.900% due 05/15/27 (Þ) 260 279
Cameron LNG LLC
3.701% due 01/15/39 (Þ) 70 75
Capital One Financial Corp.
3.500% due 06/15/23 884 916
Carrier Global Corp.
Series WI
3.577% due 04/05/50 40 43
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CC Holdings GS V LLC / Crown Castle
GS III Corp.
3.849% due 04/15/23 529 547
CCO Holdings LLC / CCO Holdings
Capital Corp.
5.125% due 05/01/27 (Þ) 80 82
4.500% due 08/15/30 (Þ) 10 10
Series WI
4.500% due 05/01/32 480 494
Centene Corp.
Series WI
4.250% due 12/15/27 80 83
4.625% due 12/15/29 270 291
3.375% due 02/15/30 260 265
CenterPoint Energy Houston Electric
LLC
4.500% due 04/01/44 190 238
Charles Schwab Corp. (The)
2.000% due 03/20/28 140 142
Series H
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.079%)(Ê)(ƒ) 240 242
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
2.250% due 01/15/29 410 400
5.050% due 03/30/29 120 137
3.500% due 06/01/41 150 146
3.500% due 03/01/42 190 184
5.750% due 04/01/48 350 436
3.850% due 04/01/61 60 57
3.950% due 06/30/62 170 164
Series WI
4.908% due 07/23/25 120 132
6.384% due 10/23/35 20 26
6.484% due 10/23/45 639 873
6.834% due 10/23/55 20 29
Cheniere Energy Partners, LP
3.250% due 01/31/32 (Þ) 290 293
Chevron Corp.
1.141% due 05/11/23 939 944
2.954% due 05/16/26 70 74
3.078% due 05/11/50 10 11
2.343% due 08/12/50 130 120
CHS/Community Health Systems, Inc.
6.875% due 04/15/29 (Þ) 140 143
Cigna Corp.
2.400% due 03/15/30 110 111
3.200% due 03/15/40 490 508
Series WI
4.375% due 10/15/28 460 523
4.800% due 08/15/38 220 271
6.125% due 11/15/41 335 483
Cimarex Energy Co.
4.375% due 03/15/29 130 138
Cintas Corp. No. 2
3.700% due 04/01/27 70 77

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
82 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cisco Systems, Inc.
3.625% due 03/04/24 832 883
CIT Bank NA
Series BKNT
2.969% due 09/27/25 (SOFR +
1.715%)(Ê) 812 836
Citigroup, Inc.
3.106% due 04/08/26 (SOFR +
2.842%)(Ê) 100 105
2.976% due 11/05/30 (SOFR +
1.422%)(Ê) 400 415
2.572% due 06/03/31 (SOFR +
2.107%)(Ê) 220 222
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 920 925
2.520% due 11/03/32 (SOFR +
1.177%)(Ê) 330 330
8.125% due 07/15/39 370 626
4.650% due 07/23/48 838 1,076
Series Y
4.150% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.000%)(Ê)(ƒ) 230 234
Clorox Co. (The)
1.800% due 05/15/30 220 213
CNH Industrial Capital LLC
1.950% due 07/02/23 941 953
Coca-Cola Co. (The)
1.450% due 06/01/27 945 939
1.375% due 03/15/31 90 85
4.125% due 03/25/40 120 142
2.500% due 06/01/40 10 10
Comcast Corp.
3.700% due 04/15/24 901 957
4.150% due 10/15/28 110 125
4.250% due 10/15/30 120 138
7.050% due 03/15/33 150 216
6.500% due 11/15/35 19 27
3.250% due 11/01/39 10 11
3.750% due 04/01/40 10 11
3.400% due 07/15/46 20 21
4.000% due 03/01/48 80 92
2.887% due 11/01/51 (Þ) 364 352
2.937% due 11/01/56 (Þ) 30 29
2.987% due 11/01/63 (Þ) 117 111
CommonSpirit Health
2.782% due 10/01/30 80 82
3.910% due 10/01/50 90 100
Commonwealth Edison Co.
6.450% due 01/15/38 120 173
Comstock Resources, Inc.
5.875% due 01/15/30 (Þ) 330 338
ConocoPhillips Co.
3.750% due 10/01/27 (Þ) 90 99
Constellation Brands, Inc.
4.250% due 05/01/23 892 930
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 11/15/24 40 44
Consumers Energy Co.
2.500% due 05/01/60 110 97
Continental Resources, Inc.
4.500% due 04/15/23 120 124
2.268% due 11/15/26 (Þ) 80 79
2.875% due 04/01/32 (Þ) 120 117
Series WI
4.375% due 01/15/28 260 281
Corning, Inc.
3.900% due 11/15/49 100 112
Costco Wholesale Corp.
2.750% due 05/18/24 904 939
1.600% due 04/20/30 120 116
Coterra Energy, Inc.
4.375% due 03/15/29 (Þ) 330 369
Covey Park Energy LLC
7.500% due 05/15/25 (Þ) 180 186
Crown Castle International Corp.
5.200% due 02/15/49 792 1,016
CVS Health Corp.
2.625% due 08/15/24 70 72
3.625% due 04/01/27 40 43
4.300% due 03/25/28 101 113
3.250% due 08/15/29 70 75
3.750% due 04/01/30 110 121
2.125% due 09/15/31 200 196
4.780% due 03/25/38 260 316
4.125% due 04/01/40 40 46
2.700% due 08/21/40 310 299
5.050% due 03/25/48 385 503
CyrusOne , LP / CyrusOne Finance Corp.
2.900% due 11/15/24 915 944
Danaher Corp.
2.800% due 12/10/51 120 118
DCP Midstream Operating, LP
3.250% due 02/15/32 110 111
6.450% due 11/03/36 (Þ) 50 65
Series A
7.375% due 12/31/99 (USD 3 Month
LIBOR + 5.148%)(Ê)(ƒ) 80 79
Deere & Co.
3.750% due 04/15/50 40 47
Dell International LLC / EMC Corp.
Series WI
8.100% due 07/15/36 65 99
8.350% due 07/15/46 8 13
Delta Air Lines, Inc.
3.800% due 04/19/23 30 31
7.000% due 05/01/25 (Þ) 280 320
4.500% due 10/20/25 (Þ) 180 189
7.375% due 01/15/26 110 130
4.750% due 10/20/28 (Þ) 300 328
3.750% due 10/28/29 30 31
Devon Energy Corp.
5.850% due 12/15/25 140 160

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 83
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.600% due 07/15/41 100 125
4.750% due 05/15/42 170 197
5.000% due 06/15/45 410 496
Series WI
5.250% due 10/15/27 19 20
5.875% due 06/15/28 153 166
4.500% due 01/15/30 220 236
DH Europe Finance II SARL
3.400% due 11/15/49 684 733
Diamondback Energy, Inc.
3.500% due 12/01/29 340 361
4.400% due 03/24/51 160 183
DISH DBS Corp.
5.750% due 12/01/28 (Þ) 150 152
Series WI
7.750% due 07/01/26 10 11
Dollar General Corp.
3.250% due 04/15/23 920 942
Dominion Energy, Inc.
Series C
3.375% due 04/01/30 80 85
DR Horton, Inc.
2.500% due 10/15/24 280 288
Duke Energy Carolinas LLC
6.100% due 06/01/37 190 258
4.000% due 09/30/42 100 115
Duke Energy Indiana LLC
Series YYY
3.250% due 10/01/49 80 83
DuPont de Nemours, Inc.
4.205% due 11/15/23 888 939
Eaton Corp.
4.150% due 11/02/42 20 23
eBay, Inc.
2.600% due 05/10/31 70 71
Edison International
4.950% due 04/15/25 160 174
4.125% due 03/15/28 718 758
Series A
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.698%)(Ê)(ƒ) 220 230
Series B
5.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.901%)(Ê)(ƒ) 110 112
El Paso Natural Gas Co. LLC
7.500% due 11/15/26 350 425
Enbridge Energy Partners, LP
7.375% due 10/15/45 484 755
Energy Transfer Operating, LP
5.875% due 01/15/24 653 703
7.600% due 02/01/24 50 55
4.500% due 04/15/24 290 307
2.900% due 05/15/25 30 31
5.250% due 04/15/29 30 34
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.750% due 05/15/30 140 148
6.125% due 12/15/45 60 75
6.250% due 04/15/49 30 39
Series 10Y
4.950% due 06/15/28 40 45
Series H
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.694%)(Ê)(ƒ) 360 366
Energy Transfer, LP
5.500% due 06/01/27 280 319
6.625% due 12/31/99 (USD 3 Month
LIBOR + 4.155%)(Ê)(ƒ) 110 104
6.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.134%)(Ê)(ƒ) 280 280
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.306%)(Ê)(ƒ) 520 528
EnLink Midstream LLC
5.625% due 01/15/28 (Þ) 280 291
Enterprise Products Operating LLC
3.900% due 02/15/24 30 31
4.150% due 10/16/28 150 168
2.800% due 01/31/30 100 104
7.550% due 04/15/38 20 30
5.700% due 02/15/42 40 52
4.850% due 03/15/44 60 72
3.700% due 01/31/51 140 147
3.300% due 02/15/53 160 159
3.950% due 01/31/60 160 173
5.375% due 02/15/78 (USD 3 Month
LIBOR + 2.570%)(Ê) 330 331
Series D
6.875% due 03/01/33 844 1,140
EOG Resources, Inc.
4.150% due 01/15/26 40 44
4.375% due 04/15/30 190 220
4.950% due 04/15/50 50 68
EQT Corp.
3.125% due 05/15/26 (Þ) 30 31
3.900% due 10/01/27 160 172
5.000% due 01/15/29 10 11
7.000% due 02/01/30 100 129
3.625% due 05/15/31 (Þ) 30 31
Equifax, Inc.
2.350% due 09/15/31 620 612
Equities Corp.
6.125% due 02/01/25 10 11
Essex Portfolio, LP
3.250% due 05/01/23 912 934
Exelon Corp.
Series WI
3.950% due 06/15/25 489 522
Exelon Generation Co. LLC
5.600% due 06/15/42 615 727

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
84 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Exxon Mobil Corp.
1.571% due 04/15/23 934 945
3.482% due 03/19/30 120 131
4.227% due 03/19/40 230 272
4.114% due 03/01/46 40 47
4.327% due 03/19/50 10 12
3.452% due 04/15/51 50 54
Fiat Chrysler Automobiles NV
Series WI
5.250% due 04/15/23 877 920
Fidelity & Guaranty Life Holdings, Inc.
5.500% due 05/01/25 (Þ) 50 56
First Horizon Corp.
3.550% due 05/26/23 898 925
FirstEnergy Corp.
Series B
4.250% due 03/15/23 100 104
3.900% due 07/15/27 180 194
Series C
7.375% due 11/15/31 240 324
4.850% due 07/15/47 50 59
Florida Gas Transmission Co. LLC
2.300% due 10/01/31 (Þ) 520 509
Florida Power & Light Co.
3.150% due 10/01/49 40 42
Ford Motor Co.
3.250% due 02/12/32 290 297
Ford Motor Credit Co. LLC
2.700% due 08/10/26 400 404
4.000% due 11/13/30 200 215
Fortinet, Inc.
2.200% due 03/15/31 300 294
Fox Corp.
Series WI
5.476% due 01/25/39 130 168
FS KKR Capital Corp.
3.400% due 01/15/26 921 935
General Dynamics Corp.
3.625% due 04/01/30 100 111
4.250% due 04/01/40 220 269
4.250% due 04/01/50 60 77
General Electric Co.
Series MTNA
6.750% due 03/15/32 334 455
General Mills, Inc.
3.700% due 10/17/23 444 465
General Motors Co.
4.875% due 10/02/23 671 713
5.400% due 10/02/23 40 43
6.125% due 10/01/25 100 115
6.250% due 10/02/43 110 151
6.750% due 04/01/46 100 143
General Motors Financial Co., Inc.
4.250% due 05/15/23 10 10
4.150% due 06/19/23 765 796
Genting New York LLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.300% due 02/15/26 (Þ) 440 436
Gilead Sciences, Inc.
5.650% due 12/01/41 50 69
4.750% due 03/01/46 100 127
GLP Capital, LP / GLP Financing II, Inc.
5.375% due 04/15/26 653 727
3.250% due 01/15/32 80 80
Goldman Sachs Group, Inc. (The)
4.250% due 10/21/25 140 153
3.500% due 11/16/26 90 96
3.691% due 06/05/28 (USD 3 Month
LIBOR + 1.510%)(Ê) 200 215
4.223% due 05/01/29 (USD 3 Month
LIBOR + 1.301%)(Ê) 50 56
3.800% due 03/15/30 410 451
2.650% due 10/21/32 (SOFR +
1.264%)(Ê) 480 483
5.150% due 05/22/45 140 182
Series DMTN
2.383% due 07/21/32 (SOFR +
1.248%)(Ê) 800 788
Series V
4.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.949%)(Ê)(ƒ) 30 30
Halliburton Co.
4.850% due 11/15/35 60 71
5.000% due 11/15/45 20 24
HCA, Inc.
5.125% due 06/15/39 50 62
5.500% due 06/15/47 443 580
Hershey Co. (The)
1.700% due 06/01/30 160 157
Hilton Domestic Operating Co., Inc.
5.375% due 05/01/25 (Þ) 120 125
5.750% due 05/01/28 (Þ) 40 43
Home Depot, Inc. (The)
2.500% due 04/15/27 867 904
3.900% due 12/06/28 10 11
2.700% due 04/15/30 80 84
3.300% due 04/15/40 50 54
3.350% due 04/15/50 90 98
HSBC Holdings PLC
7.200% due 07/15/97 457 812
Humana, Inc.
0.650% due 08/03/23 743 739
3.850% due 10/01/24 50 53
4.500% due 04/01/25 20 22
3.950% due 03/15/27 200 219
4.625% due 12/01/42 20 25
4.950% due 10/01/44 20 26
Huntington Bancshares, Inc.
2.487% due 08/15/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.170%)(Ê)(Þ) 1,012 970
Intel Corp.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 85
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.800% due 08/12/41 110 110
3.200% due 08/12/61 170 174
Series WI
3.734% due 12/08/47 10 11
International Business Machines Corp.
3.375% due 08/01/23 904 939
International Paper Co.
7.300% due 11/15/39 669 1,025
Jefferies Financial Group, Inc.
6.625% due 10/23/43 761 1,033
Jefferies Group LLC
6.500% due 01/20/43 635 877
Johnson & Johnson
2.100% due 09/01/40 210 199
2.450% due 09/01/60 160 151
JPMorgan Chase & Co.
2.182% due 06/01/28 (SOFR +
1.890%)(Ê) 788 794
4.203% due 07/23/29 (USD 3 Month
LIBOR + 1.260%)(Ê) 40 45
4.452% due 12/05/29 (USD 3 Month
LIBOR + 1.330%)(Ê) 40 45
8.750% due 09/01/30 280 423
2.739% due 10/15/30 (SOFR +
1.510%)(Ê) 140 144
2.522% due 04/22/31 (SOFR +
2.040%)(Ê) 120 121
2.956% due 05/13/31 (SOFR +
2.515%)(Ê) 340 352
1.953% due 02/04/32 (SOFR +
1.065%)(Ê) 600 578
2.580% due 04/22/32 (SOFR +
1.250%)(Ê) 390 395
2.545% due 11/08/32 (SOFR +
1.180%)(Ê) 80 80
4.950% due 06/01/45 100 130
4.260% due 02/22/48 (USD 3 Month
LIBOR + 1.580%)(Ê) 110 134
3.109% due 04/22/51 (SOFR +
2.440%)(Ê) 90 93
3.328% due 04/22/52 (SOFR +
1.580%)(Ê) 620 663
Series KK
3.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.850%)(Ê)(ƒ) 220 219
Kaiser Foundation Hospitals
4.150% due 05/01/47 30 37
Series 2019
3.266% due 11/01/49 30 32
Series 2021
2.810% due 06/01/41 80 80
3.002% due 06/01/51 80 82
Kimco Realty Corp.
2.250% due 12/01/31 310 302
Kinder Morgan Energy Partners, LP
7.300% due 08/15/33 50 69
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.550% due 09/15/40 600 806
5.500% due 03/01/44 20 25
Kinder Morgan, Inc.
4.300% due 06/01/25 90 97
4.300% due 03/01/28 170 189
5.300% due 12/01/34 690 830
5.550% due 06/01/45 80 101
5.050% due 02/15/46 30 36
5.200% due 03/01/48 10 12
KKR Group Finance Co. II LLC
5.500% due 02/01/43 (Þ) 10 13
3.250% due 12/15/51 (Þ) 90 90
KKR Group Finance Co. III LLC
5.125% due 06/01/44 (Þ) 100 129
Kroger Co. (The)
3.850% due 08/01/23 750 779
5.150% due 08/01/43 20 26
Kyndryl Holdings, Inc.
2.050% due 10/15/26 (Þ) 120 117
3.150% due 10/15/31 (Þ) 320 310
4.100% due 10/15/41 (Þ) 230 223
L3Harris Technologies, Inc.
2.900% due 12/15/29 350 361
Laboratory Corp. of America Holdings
3.250% due 09/01/24 886 928
Lam Research Corp.
1.900% due 06/15/30 140 138
2.875% due 06/15/50 60 60
Las Vegas Sands Corp.
3.200% due 08/08/24 922 939
2.900% due 06/25/25 940 937
Lennar Corp.
4.500% due 04/30/24 10 11
Series WI
5.000% due 06/15/27 10 11
Lennox International, Inc.
1.700% due 08/01/27 110 108
Lithia Motors, Inc.
4.625% due 12/15/27 (Þ) 110 116
3.875% due 06/01/29 (Þ) 190 194
Lockheed Martin Corp.
1.850% due 06/15/30 140 137
4.500% due 05/15/36 842 1,027
Loews Corp.
6.000% due 02/01/35 601 799
Lowe's Cos., Inc.
3.875% due 09/15/23 895 934
4.500% due 04/15/30 50 58
1.700% due 10/15/30 150 143
2.800% due 09/15/41 90 88
3.000% due 10/15/50 190 187
LPL Holdings, Inc.
4.375% due 05/15/31 (Þ) 80 82
M&T Bank Corp.
3.550% due 07/26/23 431 447

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
86 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.679%)(Ê)(ƒ) 70 69
Main Street Capital Corp.
5.200% due 05/01/24 728 776
Markel Corp.
4.300% due 11/01/47 699 810
Marriott International, Inc.
Series FXD
3.600% due 04/15/24 120 125
Mars, Inc.
2.375% due 07/16/40 (Þ) 240 228
Marsh & McLennan Cos., Inc.
3.875% due 03/15/24 876 926
2.375% due 12/15/31 220 222
Massachusetts Mutual Life Insurance Co.
3.375% due 04/15/50 (Þ) 70 74
Mastercard , Inc.
3.300% due 03/26/27 130 140
3.850% due 03/26/50 120 144
McDonald's Corp.
1.450% due 09/01/25 20 20
3.500% due 03/01/27 10 11
3.500% due 07/01/27 60 65
3.800% due 04/01/28 50 55
3.600% due 07/01/30 70 77
4.700% due 12/09/35 716 872
4.450% due 03/01/47 40 49
4.450% due 09/01/48 80 99
3.625% due 09/01/49 10 11
4.200% due 04/01/50 140 169
MDC Holdings, Inc.
2.500% due 01/15/31 160 155
6.000% due 01/15/43 50 63
Merck & Co., Inc.
2.800% due 05/18/23 620 638
1.450% due 06/24/30 70 67
2.350% due 06/24/40 120 114
2.450% due 06/24/50 40 38
2.750% due 12/10/51 180 178
Microchip Technology, Inc.
0.972% due 02/15/24 390 387
0.983% due 09/01/24 (Þ) 160 157
Micron Technology, Inc.
2.703% due 04/15/32 140 140
3.366% due 11/01/41 30 31
Microsoft Corp.
3.300% due 02/06/27 871 949
3.450% due 08/08/36 130 150
2.525% due 06/01/50 174 170
2.921% due 03/17/52 176 187
Mid-America Apartments, LP
3.750% due 06/15/24 890 937
MidAmerican Energy Co.
3.650% due 04/15/29 50 55
3.150% due 04/15/50 110 115
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mileage Plus Holdings LLC / Mileage
Plus Intellectual Property Assets, Ltd.
6.500% due 06/20/27 (Þ) 340 363
Molson Coors Brewing Co.
4.200% due 07/15/46 40 44
Mondelez International, Inc.
2.250% due 09/19/24 (Þ) 690 705
1.875% due 10/15/32 981 935
2.625% due 09/04/50 40 37
Morgan Stanley
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 70 71
1.593% due 05/04/27 (SOFR +
0.879%)(Ê) 70 69
3.622% due 04/01/31 (SOFR +
3.120%)(Ê) 180 196
1.794% due 02/13/32 (SOFR +
1.034%)(Ê) 80 76
2.511% due 10/20/32 (SOFR +
1.200%)(Ê) 240 240
2.484% due 09/16/36 (SOFR +
1.360%)(Ê) 420 404
3.217% due 04/22/42 (SOFR +
1.485%)(Ê) 630 660
Series GMTN
4.431% due 01/23/30 (USD 3 Month
LIBOR + 1.628%)(Ê) 10 11
2.699% due 01/22/31 (SOFR +
1.143%)(Ê) 50 51
2.239% due 07/21/32 (SOFR +
1.178%)(Ê) 170 166
MPLX, LP
4.000% due 03/15/28 40 43
4.800% due 02/15/29 50 57
4.500% due 04/15/38 170 190
4.700% due 04/15/48 70 81
Series 0006
5.200% due 03/01/47 30 37
MPT Operating Partnership, LP / MPT
Finance Corp.
5.000% due 10/15/27 120 126
4.625% due 08/01/29 110 116
Nasdaq, Inc.
2.500% due 12/21/40 130 120
NBCUniversal Media LLC
4.450% due 01/15/43 7 8
Nestle Holdings, Inc.
3.350% due 09/24/23 (Þ) 698 727
Netflix, Inc.
5.375% due 11/15/29 (Þ) 50 59
4.875% due 06/15/30 (Þ) 110 128
New York Life Insurance Co.
3.750% due 05/15/50 (Þ) 180 205
4.450% due 05/15/69 (Þ) 50 64
Newell Brands, Inc.
3.850% due 04/01/23 40 41
4.200% due 04/01/26 40 44

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 87
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 553 774
NIKE, Inc.
2.250% due 05/01/23 933 950
Northern Oil and Gas, Inc.
8.125% due 03/01/28 (Þ) 190 200
Northrop Grumman Corp.
3.250% due 08/01/23 908 939
5.150% due 05/01/40 160 208
5.250% due 05/01/50 90 126
Series 000N
4.030% due 10/15/47 160 189
Northwest Pipeline LLC
7.125% due 12/01/25 250 295
Series WI
4.000% due 04/01/27 60 65
Northwestern Mutual Life Insurance Co.
(The)
3.450% due 03/30/51 (Þ) 480 513
3.625% due 09/30/59 (Þ) 80 88
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 390 386
NVIDIA Corp.
3.500% due 04/01/40 30 34
3.500% due 04/01/50 50 57
Occidental Petroleum Corp.
6.950% due 07/01/24 10 11
5.550% due 03/15/26 110 122
3.400% due 04/15/26 50 51
3.000% due 02/15/27 310 315
7.950% due 06/15/39 50 66
4.625% due 06/15/45 30 31
4.100% due 02/15/47 20 20
Oncor Electric Delivery Co. LLC
3.100% due 09/15/49 80 83
Oracle Corp.
2.875% due 03/25/31 50 50
4.300% due 07/08/34 648 718
4.000% due 07/15/46 270 280
3.950% due 03/25/51 90 93
Otis Worldwide Corp.
Series WI
2.565% due 02/15/30 60 61
Owl Rock Capital Corp.
4.250% due 01/15/26 939 987
Pacific Gas and Electric Co.
4.250% due 08/01/23 140 145
2.100% due 08/01/27 110 106
2.500% due 02/01/31 60 57
3.300% due 08/01/40 20 19
4.950% due 07/01/50 60 65
3.500% due 08/01/50 30 28
Park-Ohio Holdings Corp.
Series WI
6.625% due 04/15/27 90 87
Parsley Energy LLC / Parsley Finance
Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.125% due 02/15/28 (Þ) 10 10
PayPal Holdings, Inc.
1.650% due 06/01/25 100 101
2.300% due 06/01/30 110 112
3.250% due 06/01/50 60 64
PepsiCo, Inc.
2.625% due 03/19/27 897 939
1.625% due 05/01/30 10 10
2.875% due 10/15/49 40 42
Pfizer, Inc.
2.550% due 05/28/40 60 60
2.700% due 05/28/50 100 101
Series 5YR
3.200% due 09/15/23 893 928
Philip Morris International, Inc.
2.100% due 05/01/30 70 68
1.750% due 11/01/30 280 266
6.375% due 05/16/38 664 932
Pioneer Natural Resources Co.
2.150% due 01/15/31 320 309
Plains All American Pipeline, LP
Series B
6.125% due 06/16/23 (USD 3 Month
LIBOR + 4.110%)(Ê) 390 331
Plains All American Pipeline, LP / PAA
Finance Corp.
Series WI
6.700% due 05/15/36 10 12
Procter & Gamble Co. (The)
2.850% due 08/11/27 870 931
3.000% due 03/25/30 60 65
1.200% due 10/29/30 170 161
5.500% due 02/01/34 100 133
Progress Energy, Inc.
7.000% due 10/30/31 559 756
Prologis, LP
1.250% due 10/15/30 230 214
Prospect Capital Corp.
3.706% due 01/22/26 1,003 1,020
Range Resources Corp.
Series WI
4.875% due 05/15/25 230 237
9.250% due 02/01/26 210 226
8.250% due 01/15/29 150 167
Raymond James Financial, Inc.
3.750% due 04/01/51 180 199
Raytheon Technologies Corp.
3.650% due 08/16/23 3 3
3.950% due 08/16/25 30 33
Series WI
3.200% due 03/15/24 708 737
Republic Services, Inc.
2.500% due 08/15/24 60 62
3.375% due 11/15/27 360 386
Rocket Mortgage LLC / Rocket Mortgage
Co-Issuer, Inc.
2.875% due 10/15/26 (Þ) 160 159

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
88 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 10/15/33 (Þ) 140 142
S&P Global, Inc.
1.250% due 08/15/30 80 75
3.250% due 12/01/49 30 33
2.300% due 08/15/60 50 43
Salesforce.com, Inc.
3.700% due 04/11/28 10 11
1.500% due 07/15/28 60 59
1.950% due 07/15/31 50 50
2.900% due 07/15/51 190 193
3.050% due 07/15/61 70 72
San Diego Gas & Electric Co.
Series RRR
3.750% due 06/01/47 100 111
Series VVV
1.700% due 10/01/30 240 230
Santander Holdings USA, Inc.
4.500% due 07/17/25 738 799
Schlumberger Holdings Corp.
4.000% due 12/21/25 (Þ) 40 43
Senior Housing Properties Trust
4.750% due 05/01/24 120 123
Service Properties Trust
4.500% due 06/15/23 160 160
4.350% due 10/01/24 220 216
4.750% due 10/01/26 60 58
Sherwin-Williams Co. (The)
3.450% due 06/01/27 861 931
Shire Acquisitions Investments Ireland
DAC
2.875% due 09/23/23 906 932
Simon Property Group, LP
3.500% due 09/01/25 100 107
Skyworks Solutions, Inc.
1.800% due 06/01/26 150 148
Southern California Edison Co.
2.250% due 06/01/30 290 286
3.650% due 02/01/50 110 116
Series C
4.125% due 03/01/48 130 146
Series G
2.500% due 06/01/31 120 120
Southern Co. (The)
6.000% due 10/01/34 196 252
Southwest Airlines Co.
4.750% due 05/04/23 440 461
5.250% due 05/04/25 70 78
Southwestern Energy Co.
4.750% due 02/01/32 60 63
Spectra Energy Partners, LP
4.750% due 03/15/24 671 715
Starbucks Corp.
4.500% due 11/15/48 794 982
Sunoco Logistics Partners Operations,
LP
3.900% due 07/15/26 90 97
5.300% due 04/01/44 10 11
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Synchrony Financial
3.950% due 12/01/27 793 852
SYNNEX Corp.
1.250% due 08/09/24 (Þ) 510 504
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
5.875% due 04/15/26 10 10
5.375% due 02/01/27 10 10
5.500% due 03/01/30 30 33
4.875% due 02/01/31 70 76
4.000% due 01/15/32 (Þ) 380 397
Target Corp.
3.375% due 04/15/29 140 153
Teachers Insurance & Annuity
Association of America
4.900% due 09/15/44 (Þ) 340 436
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 460 467
7.625% due 04/01/37 608 864
Texas Instruments, Inc.
2.250% due 09/04/29 210 214
1.750% due 05/04/30 70 69
3.875% due 03/15/39 150 177
Thermo Fisher Scientific, Inc.
5.300% due 02/01/44 703 967
Time Warner Cable LLC
6.550% due 05/01/37 90 118
7.300% due 07/01/38 180 255
6.750% due 06/15/39 20 27
5.500% due 09/01/41 666 807
Time Warner Entertainment Co., LP
8.375% due 03/15/23 782 848
8.375% due 07/15/33 100 146
T-Mobile USA, Inc.
2.625% due 02/15/29 60 59
2.875% due 02/15/31 70 69
2.700% due 03/15/32 (Þ) 460 463
Series WI
3.875% due 04/15/30 300 328
2.550% due 02/15/31 824 820
3.000% due 02/15/41 100 98
3.300% due 02/15/51 190 186
Transcontinental Gas Pipe Line Co. LLC
4.450% due 08/01/42 240 281
Series WI
7.850% due 02/01/26 410 500
3.250% due 05/15/30 50 53
TSMC Arizona Corp.
2.500% due 10/25/31 200 203
3.125% due 10/25/41 420 438
TWDC Enterprises 18 Corp.
Series MTNB
7.000% due 03/01/32 552 779
Tyson Foods, Inc.
4.875% due 08/15/34 826 1,009
Union Pacific Corp.
2.150% due 02/05/27 50 51

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 89
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.750% due 02/05/70 40 45
Series WI
2.891% due 04/06/36 250 262
3.839% due 03/20/60 140 165
United Airlines Pass-Through Trust
4.875% due 01/15/26 260 271
United Airlines, Inc.
4.625% due 04/15/29 (Þ) 30 31
United Technologies Corp.
4.625% due 11/16/48 130 167
UnitedHealth Group, Inc.
3.850% due 06/15/28 70 78
2.000% due 05/15/30 180 179
4.625% due 07/15/35 100 125
5.700% due 10/15/40 60 84
Unum Group
5.750% due 08/15/42 796 972
Verizon Communications, Inc.
2.100% due 03/22/28 80 80
3.875% due 02/08/29 120 133
7.750% due 12/01/30 100 143
2.550% due 03/21/31 160 161
4.500% due 08/10/33 1,086 1,277
5.250% due 03/16/37 80 104
2.650% due 11/20/40 90 86
3.400% due 03/22/41 140 147
2.850% due 09/03/41 40 39
4.125% due 08/15/46 60 70
5.500% due 03/16/47 10 14
4.000% due 03/22/50 40 46
2.875% due 11/20/50 230 218
3.550% due 03/22/51 480 517
3.000% due 11/20/60 390 369
3.700% due 03/22/61 1,330 1,443
Series WI
4.329% due 09/21/28 53 60
4.862% due 08/21/46 50 64
2.987% due 10/30/56 60 57
Visa, Inc.
2.050% due 04/15/30 60 61
2.700% due 04/15/40 70 72
Vontier Corp.
1.800% due 04/01/26 (Þ) 170 167
2.400% due 04/01/28 (Þ) 350 338
Voya Financial, Inc.
5.650% due 05/15/53 (USD 3 Month
LIBOR + 3.580%)(Ê) 789 816
Wachovia Corp.
5.500% due 08/01/35 802 1,017
Walmart, Inc.
1.800% due 09/22/31 150 148
2.650% due 09/22/51 120 123
Walt Disney Co. (The)
Series WI
3.700% due 09/15/24 827 879
6.650% due 11/15/37 40 59
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.400% due 10/01/43 130 180
Waste Management, Inc.
3.150% due 11/15/27 210 224
Wells Fargo & Co.
0.805% due 05/19/25 (SOFR +
0.510%)(Ê) 220 218
3.000% due 04/22/26 140 147
3.000% due 10/23/26 260 273
4.478% due 04/04/31 (SOFR +
4.032%)(Ê) 120 139
3.068% due 04/30/41 (SOFR +
2.530%)(Ê) 170 174
5.375% due 11/02/43 130 172
4.650% due 11/04/44 10 12
3.900% due 05/01/45 666 762
4.750% due 12/07/46 120 150
5.013% due 04/04/51 (SOFR +
4.502%)(Ê) 400 546
Western Gas Partners, LP
5.500% due 08/15/48 40 48
Western Midstream Operating, LP
1.972% due 01/13/23 (USD 3 Month
LIBOR + 1.850%)(Ê) 180 180
3.100% due 02/01/25 90 94
4.650% due 07/01/26 130 141
4.500% due 03/01/28 50 54
4.050% due 02/01/30 250 275
5.450% due 04/01/44 150 179
5.300% due 03/01/48 140 169
5.250% due 02/01/50 60 71
Western Union Co. (The)
6.200% due 11/17/36 832 1,027
Westinghouse Air Brake Technologies
Corp.
Series WI
3.450% due 11/15/26 963 1,019
Williams Cos., Inc. (The)
3.750% due 06/15/27 60 65
7.750% due 06/15/31 130 176
5.800% due 11/15/43 35 46
3.500% due 10/15/51 50 51
Wynn Resorts Finance LLC / Wynn
Resorts Capital Corp.
7.750% due 04/15/25 (Þ) 210 220
Zions Bancorp NA
3.250% due 10/29/29 994 1,028
203,442
International Debt - 19.6%
Abu Dhabi Government International
Bond
1.700% due 03/02/31 (Þ) 200 194
3.875% due 04/16/50 (Þ) 270 314
Abu Dhabi National Energy Co. PJSC
4.375% due 04/23/25 (Þ) 200 217
Adani Ports & Special Economic Zone,
Ltd.
3.375% due 07/24/24 (Þ) 515 529
ADCB Finance Cayman, Ltd.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
90 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 03/29/23 (Þ) 908 938
AerCap Ireland Capital Designated
Activity Co. and AerCap Global
Aviation Trust
4.500% due 09/15/23 1,046 1,097
3.150% due 02/15/24 310 320
3.300% due 01/30/32 150 153
3.400% due 10/29/33 150 153
3.850% due 10/29/41 300 312
Africa Finance Corp.
Series REGS
4.375% due 04/17/26 577 623
African Export-Import Bank (The)
2.634% due 05/17/26 (Þ) 1,530 1,535
Series REGS
2.634% due 05/17/26 300 301
Air Liquide Finance SA
2.250% due 09/27/23 (Þ) 916 935
Alibaba Group Holding, Ltd.
2.125% due 02/09/31 200 193
3.150% due 02/09/51 290 271
Series WI
3.600% due 11/28/24 886 932
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 702 752
Alrosa Finance SA
4.650% due 04/09/24 (Þ) 894 936
Anglo American Capital PLC
4.500% due 03/15/28 (Þ) 360 397
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide, Inc.
4.900% due 02/01/46 70 88
Anheuser-Busch InBev Worldwide, Inc.
5.550% due 01/23/49 50 69
4.500% due 06/01/50 270 333
Arbor Realty CLO, Ltd.
Series 2021-FL2 Class A
1.200% due 05/15/36 (USD 1 Month
LIBOR + 1.100%)(Ê)(Þ) 1,029 1,027
Series 2021-FL4 Class A
1.440% due 11/15/36 (USD 1 Month
LIBOR + 1.350%)(Ê)(Þ) 2,087 2,089
Arbor Realty Commercial Real Estate,
Ltd.
Series 2021-FL3 Class A
1.155% due 08/15/34 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 5,030 5,016
Ares LXI CLO, Ltd.
Series 2021-61A Class A
1.282% due 10/20/34 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 4,022 4,022
Argentine Republic Government
International Bond
1.000% due 07/09/29 34 12
0.750% due 07/09/30 (~)(Ê) 388 136
1.500% due 07/09/35 (~)(Ê) 310 99
3.500% due 07/09/41 (~)(Ê) 160 56
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
AstraZeneca PLC
0.300% due 05/26/23 958 954
Avolon Holdings Funding, Ltd.
3.950% due 07/01/24 (Þ) 130 136
2.875% due 02/15/25 (Þ) 150 153
4.250% due 04/15/26 (Þ) 370 392
Banco de Credito del Peru
4.250% due 04/01/23 (Þ) 693 716
Banco Inbursa SA Institucion de Banca
Multiple
4.125% due 06/06/24 (Þ) 711 741
Banco Internacional del Peru SAA
Interbank
3.250% due 10/04/26 (Þ) 928 948
Banco Mercantil del Norte SA
8.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 7.760%)(Ê)(ƒ)(Þ) 240 275
Banco Santander SA
5.179% due 11/19/25 705 785
1.722% due 09/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.900%)(Ê) 600 589
Bancolombia SA
3.000% due 01/29/25 991 995
Bank of China, Ltd.
5.000% due 11/13/24 (Þ) 833 908
Bank of Nova Scotia (The)
0.550% due 09/15/23 957 951
Barclays PLC
5.088% due 06/20/30 (USD 3 Month
LIBOR + 3.054%)(Ê) 290 329
4.950% due 01/10/47 660 855
6.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.867%)(Ê)(ƒ) 530 574
Barrick NA Finance LLC
5.700% due 05/30/41 130 177
BAT Capital Corp.
2.259% due 03/25/28 40 39
3.734% due 09/25/40 110 106
Series WI
3.557% due 08/15/27 385 404
Bayer US Finance II LLC
3.875% due 12/15/23 (Þ) 961 1,004
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 726 759
BBVA Banco Continental SA
5.250% due 09/22/29 (Þ) 897 942
BBVA Bancomer SA
4.375% due 04/10/24 (Þ) 862 916
BDS, Ltd.
Series 2021-FL7 Class A
1.180% due 06/16/36 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 1,558 1,554
Series 2021-FL8 Class A

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 91
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.020% due 01/18/36 (USD 1 Month
LIBOR + 0.920%)(Ê)(Þ) 1,043 1,037
Bellemeade Re, Ltd.
2.859% due 10/25/28 (USD 1 Month
LIBOR + 2.750%)(Ê)(Þ) 1,780 1,782
Series 2017-1 Class M2
4.297% due 10/25/27 (USD 1 Month
LIBOR + 3.350%)(Ê)(Þ) 1,119 1,122
Series 2020-4A Class M2B
3.750% due 06/25/30 (USD 1 Month
LIBOR + 3.600%)(Ê)(Þ) 881 882
Series 2021-2A Class M1A
1.210% due 06/25/31 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 2,607 2,601
Series 2021-2A Class M1B
1.510% due 06/25/31 (SOFR 30 Day
Average + 1.500%)(Ê)(Þ) 1,759 1,755
Series 2021-3A Class A2
1.050% due 09/25/31 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 2,380 2,357
Bermuda Government International Bond
2.375% due 08/20/30 (Þ) 380 379
Bharti Airtel International Netherlands
BV
Series 144a
5.125% due 03/11/23 (Þ) 693 719
Bharti Airtel, Ltd.
4.375% due 06/10/25 (Þ) 877 934
BHP Billiton Finance USA, Ltd.
3.850% due 09/30/23 880 925
BNP Paribas SA
2.219% due 06/09/26 (SOFR +
2.074%)(Ê)(Þ) 680 686
4.625% due 03/13/27 (Þ) 722 800
1.675% due 06/30/27 (SOFR +
0.912%)(Ê)(Þ) 210 206
4.400% due 08/14/28 (Þ) 200 224
2.159% due 09/15/29 (SOFR +
1.218%)(Ê)(Þ) 270 265
2.824% due 01/26/41 (Þ) 400 382
BOC Aviation USA Corp.
1.625% due 04/29/24 (Þ) 200 200
BP Capital Markets PLC
3.994% due 09/26/23 887 933
BPCE SA
3.116% due 10/19/32 (SOFR +
1.730%)(Ê)(Þ) 300 301
British Telecommunications PLC
9.625% due 12/15/30 70 103
Brookfield Finance LLC
3.450% due 04/15/50 827 861
Brookfield Finance, Inc.
4.000% due 04/01/24 841 886
Canadian Imperial Bank of Commerce
0.950% due 06/23/23 920 921
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 661 821
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Canadian Pacific Railway Co.
2.450% due 12/02/31 250 255
3.000% due 12/02/41 70 72
3.100% due 12/02/51 80 82
6.125% due 09/15/15 656 976
Carnival Corp. Term Loan B
3.750% due 06/30/25 (USD 3 Month
LIBOR + 3.000%)(Ê) 129 128
Cedar Funding, Ltd.
Series 2018-5A Class A1R
2.235% due 07/17/31 (USD 3 Month
LIBOR + 1.100%)(Ê)(Þ) 1,600 1,600
CI Financial Corp.
3.200% due 12/17/30 500 513
4.100% due 06/15/51 40 43
CNH Industrial NV
4.500% due 08/15/23 872 916
Comision Federal de Electricidad
3.348% due 02/09/31 (Þ) 200 196
Commonwealth Bank of Australia
2.688% due 03/11/31 (Þ) 200 197
3.743% due 09/12/39 (Þ) 200 214
4.316% due 01/10/48 (Þ) 886 1,033
Cooperatieve Rabobank UA
4.375% due 08/04/25 650 704
Credicorp , Ltd.
2.750% due 06/17/25 (Þ) 922 931
Credit Agricole SA
3.750% due 04/24/23 (Þ) 897 929
4.375% due 03/17/25 (Þ) 734 788
Credit Suisse Group AG
4.282% due 01/09/28 (Þ) 699 759
3.091% due 05/14/32 (SOFR +
1.730%)(Ê)(Þ) 480 488
6.250% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 3.455%)(Ê)
(ƒ)(Þ) 550 586
6.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.822%)(Ê)(ƒ)(Þ) 360 388
Series 144a
7.500% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.600%)(Ê)
(ƒ)(Þ) 750 793
Series FXD
0.520% due 08/09/23 958 951
DAE Funding LLC
1.550% due 08/01/24 (Þ) 220 218
Daimler Finance NA LLC
3.350% due 02/22/23 (Þ) 903 928
Danone SA
2.589% due 11/02/23 (Þ) 718 736
Danske Bank A/S
3.875% due 09/12/23 (Þ) 200 208

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
92 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.375% due 01/12/24 (Þ) 862 928
1.549% due 09/10/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.730%)(Ê)(Þ) 200 195
Delhaize America, Inc.
9.000% due 04/15/31 154 231
Deutsche Bank AG
3.700% due 05/30/24 890 935
1.447% due 04/01/25 (SOFR +
1.131%)(Ê) 1,024 1,018
Deutsche Telekom International Finance
BV
2.485% due 09/19/23 (Þ) 926 944
8.750% due 06/15/30 50 73
Dryden 50 Senior Loan Fund
Series 2021-50A Class A1R
1.124% due 07/15/30 (USD 3 Month
LIBOR + 1.000%)(Ê)(Þ) 4,353 4,354
Dryden 85 CLO, Ltd.
Series 2021-85A Class AR
1.274% due 10/15/35 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 3,959 3,959
Eagle Re, Ltd.
Series 2018-1 Class M2
3.947% due 11/25/28 (USD 1 Month
LIBOR + 3.000%)(Ê)(Þ) 732 736
Series 2020-1 Class M1A
1.068% due 01/25/30 (USD 1 Month
LIBOR + 0.900%)(Ê)(Þ) 511 508
Series 2021-1 Class M1B
2.165% due 10/25/33 (SOFR 30 Day
Average + 2.150%)(Ê)(Þ) 1,268 1,273
Series 2021-2 Class M1B
2.099% due 04/25/34 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 1,515 1,517
Ecopetrol SA
5.375% due 06/26/26 60 63
4.625% due 11/02/31 130 126
5.875% due 05/28/45 80 77
5.875% due 11/02/51 110 103
Enbridge, Inc.
3.700% due 07/15/27 687 741
Enel Finance International NV
Series 658A
3.500% due 04/06/28 (Þ) 706 755
Eni SpA
Series X-R
4.000% due 09/12/23 (Þ) 892 933
Eni USA, Inc.
7.300% due 11/15/27 711 900
Equinor ASA
7.750% due 06/15/23 868 952
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 810 901
First Quantum Minerals, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.500% due 04/01/25 (Þ) 200 206
6.875% due 10/15/27 (Þ) 480 517
Four Seasons Hotels, Ltd. 1st Lien Term
Loan
2.087% due 11/30/23 (USD 1 Month
LIBOR + 2.000%)(Ê) 147 146
Fresnillo PLC
4.250% due 10/02/50 (Þ) 260 272
Garda World Security Corp. 2021 Term
Loan B
4.340% due 10/30/26 (USD 1 Month
LIBOR + 4.250%)(Ê) 69 68
GFL Environmental, Inc. 2020 Term
Loan
3.500% due 05/31/25 (USD 1 Month
LIBOR + 3.000%)(Ê) 15 15
GlaxoSmithKline Capital PLC
0.534% due 10/01/23 956 952
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/23 449 460
3.375% due 05/15/23 892 924
Glencore Funding LLC
4.125% due 05/30/23 (Þ) 912 948
4.125% due 03/12/24 (Þ) 550 578
4.625% due 04/29/24 (Þ) 40 43
1.625% due 09/01/25 (Þ) 140 139
4.000% due 03/27/27 (Þ) 220 237
3.875% due 10/27/27 (Þ) 50 54
2.625% due 09/23/31 (Þ) 70 68
Grifols Worldwide Operations USA, Inc.
Term Loan B
2.072% due 11/15/27 (USD 1 Month
LIBOR + 2.000%)(Ê) 278 274
Grupo Bimbo SAB de CV
3.875% due 06/27/24 (Þ) 879 927
Heineken NV
2.750% due 04/01/23 (Þ) 921 941
HGI CRE CLO, Ltd.
Series 2021-FL1 Class A
1.160% due 06/16/36 (USD 1 Month
LIBOR + 1.050%)(Ê)(Þ) 2,190 2,185
Series 2021-FL2 Class A
1.200% due 09/19/26 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 2,486 2,478
Highlands Holdings Bond Issuer, Ltd.
7.625% due 10/15/25 (Þ) 302 320
HOM RE, Ltd.
Series 2021-1 Class M1A
1.173% due 07/25/33 (USD 1 Month
LIBOR + 1.050%)(Ê)(Þ) 844 843
HSBC Holdings PLC
3.900% due 05/25/26 220 237
2.099% due 06/04/26 (SOFR +
1.929%)(Ê) 200 201
4.041% due 03/13/28 (USD 3 Month
LIBOR + 1.546%)(Ê) 410 443
7.625% due 05/17/32 669 921
2.804% due 05/24/32 430 431

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 93
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.871% due 11/22/32 (SOFR +
1.410%)(Ê) 290 292
ICICI Bank, Ltd.
4.000% due 03/18/26 (Þ) 782 833
ICON Luxembourg SARL Term Loan
3.000% due 07/01/28 (USD 3 Month
LIBOR + 2.250%)(Ê) 392 392
ICON Luxembourg SARL US Term Loan
3.000% due 07/01/28 (USD 3 Month
LIBOR + 2.250%)(Ê) 98 98
ING Bank NV
5.800% due 09/25/23 (Þ) 935 1,006
ING Groep NV
4.100% due 10/02/23 897 944
Innogy Finance BV
6.650% due 04/30/38 (Þ) 621 879
Intesa Sanpaolo SpA
3.375% due 01/12/23 (Þ) 200 204
5.017% due 06/26/24 (Þ) 200 214
4.198% due 06/01/32 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.600%)(Ê)(Þ) 410 414
4.950% due 06/01/42 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.750%)(Ê)(Þ) 400 411
Inversiones CMPC SA
4.375% due 05/15/23 (Þ) 904 933
Israel Government International Bond
2.750% due 07/03/30 200 213
KazMunayGas National Co. JSC
5.375% due 04/24/30 (Þ) 200 233
Kerry Group Financial Services Unltd .
Co.
3.200% due 04/09/23 (Þ) 1,000 1,021
Klabin Austria GmbH
3.200% due 01/12/31 (Þ) 200 185
Kookmin Bank
4.350% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.639%)(Ê)(ƒ)(Þ) 913 951
LCM XXIII, Ltd.
Series 2020-23A Class A1R
2.205% due 10/20/29 (USD 3 Month
LIBOR + 1.070%)(Ê)(Þ) 1,020 1,020
LCM XXV, Ltd.
Series 2017-25A Class A
2.345% due 07/20/30 (USD 3 Month
LIBOR + 1.210%)(Ê)(Þ) 1,904 1,904
Lloyds Banking Group PLC
4.050% due 08/16/23 742 777
12.000% due 12/29/49 (USD 3 Month
LIBOR + 11.756%)(Ê)(ƒ)(Þ) 681 689
7.500% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.496%)(Ê)(ƒ) 200 226
Lukoil International Finance BV
4.563% due 04/24/23 (Þ) 682 704
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.800% due 04/26/27 (Þ) 550 542
Madison Park Funding XLVIII, Ltd.
Series 2021-48A Class A
1.274% due 04/19/33 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 1,158 1,158
MEG Energy Corp.
6.500% due 01/15/25 (Þ) 72 73
7.125% due 02/01/27 (Þ) 140 149
5.875% due 02/01/29 (Þ) 80 84
Melco Resorts Finance, Ltd.
5.375% due 12/04/29 (Þ) 240 233
MercadoLibre , Inc.
3.125% due 01/14/31 410 387
Mexico Government International Bond
4.350% due 01/15/47 610 633
National Bank of Canada
2.100% due 02/01/23 942 955
NatWest Group PLC
3.875% due 09/12/23 200 209
3.754% due 11/01/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.100%)(Ê) 200 209
Neuberger Berman CLO XV, Ltd.
Series 2021-15A Class A1R2
1.044% due 10/15/29 (USD 3 Month
LIBOR + 0.920%)(Ê)(Þ) 2,766 2,768
Neuberger Berman Loan Advisers CLO
24, Ltd.
Series 2020-24A Class AR
1.154% due 04/19/30 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 589 589
Nippon Life Insurance Co.
2.750% due 01/21/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.653%)(Ê)(Þ) 250 245
Nissan Motor Acceptance Corp.
3.043% due 09/15/23 (Þ) 440 451
3.522% due 09/17/25 (Þ) 280 293
4.345% due 09/17/27 (Þ) 300 324
Nordea Bank Abp
4.625% due 09/13/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.690%)(Ê)(Þ) 913 1,013
NTT Finance Corp.
2.065% due 04/03/31 (Þ) 200 200
Nutrien , Ltd.
5.875% due 12/01/36 627 843
NXP BV / NXP Funding LLC
3.400% due 05/01/30 (Þ) 80 85
NYACK Park CLO, Ltd.
Series 2021-1A Class A
1.244% due 10/20/34 (USD 3 Month
LIBOR + 1.120%)(Ê)(Þ) 5,290 5,283
Oaktown Re III, Ltd.
Series 2019-1A Class M1B
2.080% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 1,355 1,355

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
94 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Oaktown Re VI, Ltd.
Series 2021-1A Class M1B
2.060% due 10/25/33 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 1,465 1,473
Oaktown Re VII, Ltd.
Series 2021-2 Class M1A
1.650% due 04/25/34 (SOFR 30 Day
Average + 1.600%)(Ê)(Þ) 821 821
Oaktown Re, Ltd.
Series 2021-1A Class M1C
3.010% due 10/25/33 (SOFR 30 Day
Average + 3.000%)(Ê)(Þ) 1,475 1,466
OCP CLO, Ltd.
Series 2021-10A Class A2R2
1.293% due 01/26/34 (CME Term
SOFR 3 Month + 1.240%)(Ê)(Þ) 3,087 3,084
OCP SA
3.750% due 06/23/31 (Þ) 200 194
5.125% due 06/23/51 (Þ) 200 189
Oman Government International Bond
Series REGS
6.250% due 01/25/31 765 836
Panama Government International Bond
2.252% due 09/29/32 260 247
Panasonic Corp.
2.679% due 07/19/24 (Þ) 912 941
Paraguay Government International
Bond
5.400% due 03/30/50 (Þ) 200 228
Peruvian Government International Bond
2.783% due 01/23/31 130 129
Petrobras Global Finance BV
6.900% due 03/19/49 410 437
5.500% due 06/10/51 100 93
Series WI
5.999% due 01/27/28 100 109
Petroleos del Peru SA
5.625% due 06/19/47 (Þ) 200 198
POSCO
4.000% due 08/01/23 (Þ) 850 885
Prosus NV
4.027% due 08/03/50 (Þ) 909 873
Provincia de Buenos Aires
5.250% due 09/01/37 (~)(Ê)(Þ) 152 65
Provincia de Cordoba
7.125% due 12/10/25 (~)(Ê)(Þ) 200 150
7.450% due 06/01/27 (~)(Ê)(Þ) 230 145
Qatar Government International Bond
4.400% due 04/16/50 (Þ) 360 447
Qatar Petroleum
2.250% due 07/12/31 (Þ) 670 664
Radnor RE, Ltd.
Series 2019-2 Class M1B
1.935% due 06/25/29 (USD 1 Month
LIBOR + 1.750%)(Ê)(Þ) 1,415 1,415
Series 2021-2 Class M1A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.898% due 11/25/31 (SOFR 30 Day
Average + 1.850%)(Ê)(Þ) 1,014 1,015
Renesas Electronics Corp.
1.543% due 11/26/24 (Þ) 200 199
2.170% due 11/25/26 (Þ) 410 409
Republic of Chile Government
International Bond
2.550% due 07/27/33 200 195
3.100% due 05/07/41 200 196
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/16/29 (Þ) 809 814
Reynolds American, Inc.
5.850% due 08/15/45 70 85
Riserva CLO, Ltd.
Series 2021-3A Class ARR
1.182% due 01/18/34 (USD 3 Month
LIBOR + 1.060%)(Ê)(Þ) 940 935
Roche Holdings, Inc.
0.450% due 03/05/24 (Þ) 422 417
Rogers Communications, Inc.
4.100% due 10/01/23 505 527
SABIC Capital II BV
4.000% due 10/10/23 (Þ) 737 773
Sands China, Ltd.
5.125% due 08/08/25 (Þ) 200 210
2.300% due 03/08/27 (Þ) 200 188
2.850% due 03/08/29 (Þ) 200 188
Series WI
5.125% due 08/08/25 200 210
3.800% due 01/08/26 400 402
5.400% due 08/08/28 200 215
Santander UK Group Holdings PLC
5.000% due 11/07/23 (Þ) 909 967
Class N
4.750% due 09/15/25 (Þ) 701 765
Saudi Arabian Oil Co.
2.875% due 04/16/24 (Þ) 768 793
Shackleton CLO, Ltd.
Series 2018-4RA Class A1A
2.311% due 04/13/31 (USD 3 Month
LIBOR + 1.000%)(Ê)(Þ) 930 926
Shell International Finance BV
2.875% due 05/10/26 40 42
4.375% due 05/11/45 190 231
4.000% due 05/10/46 80 93
3.250% due 04/06/50 140 149
Siemens Financieringsmaatschappij NV
2.000% due 09/15/23 (Þ) 891 909
SK Hynix, Inc.
1.000% due 01/19/24 (Þ) 952 941
Sky, Ltd.
3.750% due 09/16/24 (Þ) 941 1,002
Sociedad Quimica y Minera de Chile SA
3.500% due 09/10/51 (Þ) 470 455
Societe Generale SA
5.000% due 01/17/24 (Þ) 700 745

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 95
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Southern Copper Corp.
6.750% due 04/16/40 10 14
5.250% due 11/08/42 60 76
Sovereign Wealth Fund Samruk-Kazyna
JSC
2.000% due 10/28/26 (Þ) 727 716
Standard Chartered PLC
5.700% due 03/26/44 (Þ) 754 964
State Bank of India
4.375% due 01/24/24 (Þ) 883 930
Suncor Energy, Inc.
6.500% due 06/15/38 607 830
SURA Asset Management SA
4.875% due 04/17/24 (Þ) 877 925
Suzano Austria GmbH
7.000% due 03/16/47 (Þ) 200 253
Series DM3N
3.125% due 01/15/32 230 223
Takeda Pharmaceutical Co., Ltd.
Series WI
4.400% due 11/26/23 875 926
Teck Resources, Ltd.
6.250% due 07/15/41 60 80
5.400% due 02/01/43 60 73
Series WI
3.900% due 07/15/30 200 215
Telefonica Emisiones SA
5.213% due 03/08/47 150 186
Tencent Holdings, Ltd.
3.280% due 04/11/24 (Þ) 891 930
Tesco PLC
6.150% due 11/15/37 (Þ) 623 809
Teva Pharmaceutical Finance
Netherlands III BV
3.150% due 10/01/26 300 282
Textainer Marine Containers, Ltd.
Series 2021-3A Class A
1.940% due 08/20/46 (Þ) 2,762 2,708
Toronto-Dominion Bank (The)
0.300% due 06/02/23 956 950
Total Capital International SA
2.700% due 01/25/23 713 728
TotalEnergies Capital Canada, Ltd.
2.750% due 07/15/23 770 791
TransAlta Corp.
6.500% due 03/15/40 60 70
TransCanada PipeLines , Ltd.
5.600% due 03/31/34 644 806
UBS Group AG
4.500% due 06/26/48 (Þ) 200 261
7.000% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.344%)(Ê)
(ƒ)(Þ) 460 496
Unilever Capital Corp.
0.375% due 09/14/23 888 882
Vale Overseas, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.250% due 01/17/34 636 895
Venture XXVIII CLO, Ltd.
Series 2021-28A Class A2R
1.122% due 07/20/30 (USD 3 Month
LIBOR + 0.990%)(Ê)(Þ) 1,815 1,814
Videotron, Ltd.
3.625% due 06/15/29 (Þ) 60 60
Vodafone Group PLC
6.150% due 02/27/37 50 68
5.250% due 05/30/48 40 52
Volkswagen Group of America Finance
LLC
3.125% due 05/12/23 (Þ) 911 937
WEA Finance LLC / Westfield UK &
Europe Finance PLC
3.750% due 09/17/24 (Þ) 200 210
4.750% due 09/17/44 (Þ) 200 215
Westpac Banking Corp.
2.668% due 11/15/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.750%)(Ê) 150 146
3.020% due 11/18/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.530%)(Ê) 100 99
3.133% due 11/18/41 310 307
Woori Bank
4.750% due 04/30/24 (Þ) 734 786
Wynn Macau, Ltd.
5.625% due 08/26/28 (Þ) 510 472
Yamana Gold, Inc.
2.630% due 08/15/31 (Þ) 30 29
Series WI
4.625% due 12/15/27 280 302
201,240
Loan Agreements - 0.4%
Alterra Mountain Co. 2021 Term Loan
B2
4.000% due 07/30/28 (USD 1 Month
LIBOR + 3.500%)(Ê) 136 136
Asurion LLC 1st Lien Term Loan B7
3.084% due 11/03/24 (USD 1 Month
LIBOR + 3.000%)(Ê) 185 184
Asurion LLC 2020 Term Loan B8
3.334% due 12/23/26 (USD 1 Month
LIBOR + 3.250%)(Ê) 202 201
Asurion LLC 2021 Term Loan B9
3.334% due 07/31/27 (USD 1 Month
LIBOR + 3.250%)(Ê) 79 79
Bausch Health Americas, Inc. Term
Loan B
2.834% due 11/27/25 (USD 1 Month
LIBOR + 2.750%)(Ê) 13 13
Caesars Resort Collection LLC 1st Lien
Term Loan B
2.834% due 12/22/24 (USD 1 Month
LIBOR + 2.750%)(Ê) 136 135
Caesars Resort Collection LLC 2020
Term Loan

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
96 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.583% due 06/19/25 (USD 1 Month
LIBOR + 3.500%)(Ê) 158 158
CSC Holdings LLC 2018 Incremental
Term Loan
2.334% due 01/15/26 (USD 3 Month
LIBOR + 2.250%)(Ê) 30 29
Eyecare Partners LLC Term Loan
3.882% due 02/20/27 (USD 3 Month
LIBOR + 3.750%)(Ê) 98 98
First Eagle Holdings, Inc. Term Loan B
2.632% due 02/02/27 (USD 3 Month
LIBOR + 2.500%)(Ê) 38 37
Focus Financial Partners LLC Term Loan
2.084% due 07/03/24 (USD 1 Month
LIBOR + 2.000%)(Ê) 147 145
Genesee & Wyoming, Inc. New Term
Loan
2.132% due 12/30/26 (USD 3 Month
LIBOR + 2.000%)(Ê) 147 146
Harbor Freight Tools USA, Inc. 2021
Term Loan B
3.250% due 10/19/27 (USD 1 Month
LIBOR + 2.750%)(Ê) 139 139
McAfee LLC Term Loan B
5.750% due 07/27/28 (USD 3 Month
LIBOR + 5.000%)(Ê) 190 189
Nexstar Broadcasting, Inc. Term Loan B4
2.586% due 09/19/26 (USD 3 Month
LIBOR + 2.500%)(Ê) 356 354
Petco Animal Supplies, Inc. 2021 Term
Loan B
4.000% due 02/24/28 (USD 3 Month
LIBOR + 3.250%)(Ê) 129 129
Phoenix Guarantor, Inc. Term Loan B
3.336% due 03/05/26 (USD 1 Month
LIBOR + 3.250%)(Ê) 121 120
Prime Security Services Borrower LLC
2021 Term Loan
3.500% due 09/23/26 (USD 12 Month
LIBOR + 2.750%)(Ê) 227 226
Quikrete Holdings, Inc. 2021 Term Loan
B1
0.000% due 06/11/28 (~)(Ê)(v) 60 60
Southwestern Energy Co. Term Loan
0.000% due 06/22/27 (~)(Ê)(v) 120 120
UFC Holdings LLC 2021 Term Loan B
3.500% due 04/29/26 (USD 6 Month
LIBOR + 2.750%)(Ê) 208 207
United Airlines, Inc. 2021 Term Loan B
4.500% due 04/21/28 (USD 3 Month
LIBOR + 3.750%)(Ê) 139 139
Verscend Holding Corp. 2021 Term
Loan B
4.084% due 08/27/25 (USD 1 Month
LIBOR + 4.000%)(Ê) 159 159
Virgin Media Secured Finance PLC Term
Loan
2.584% due 01/31/28 (USD 3 Month
LIBOR + 2.500%)(Ê) 297 293
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Zebra Buyer LLC Term Loan B
3.750% due 11/02/28 (USD 3 Month
LIBOR + 3.250%)(Ê) 275 276
3,772
Mortgage-Backed Securities - 15.6%
Alternative Loan Trust
Series 2007-16CB Class 1A5
0.568% due 08/25/37 (USD 1 Month
LIBOR + 0.400%)(Ê) 283 197
Banc of America Funding Trust
Series 2006-6 Class 2A1
6.000% due 08/25/36 460 460
Bear Stearns Commercial Mortgage
Securities Trust
Series 2007-T26 Class AM
5.513% due 01/12/45 (~)(Ê) 68 68
BX Commercial Mortgage Trust
Series 2018-IND Class E
1.885% due 11/15/35 (USD 1 Month
LIBOR + 1.700%)(Ê)(Þ) 418 418
Series 2019-XL Class E
3.800% due 10/15/36 (USD 1 Month
LIBOR + 1.800%)(Ê)(Þ) 1,201 1,199
Series 2021-CIP Class D
1.771% due 12/15/28 (USD 1 Month
LIBOR + 1.671%)(Ê)(Þ) 2,674 2,673
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class F
2.735% due 12/15/37 (USD 1 Month
LIBOR + 2.550%)(Ê)(Þ) 987 985
Series 2021-CX2 Class A
2.700% due 11/10/46 (Þ) 3,322 3,419
Citigroup Commercial Mortgage Trust
Series 2013-375P Class D
3.635% due 05/10/35 (~)(Ê)(Þ) 1,418 1,420
CORE Mortgage Trust
Series 2019-CORE Class D
1.835% due 12/15/31 (USD 1 Month
LIBOR + 1.650%)(Ê)(Þ) 1,216 1,196
Credit Suisse Mortgage Trust
Series 2019-ICE4 Class E
2.335% due 05/15/36 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 1,282 1,281
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 985 1,031
Deutsche Mortgage Securities, Inc. Re-
REMIC Trust
Series 2007-WM1 Class A1
3.658% due 06/27/37 (~)(Ê)(Þ) 278 280
ELP Commercial Mortgage Trust
Series 2021-ELP Class D
1.619% due 11/15/36 (USD 1 Month
LIBOR + 1.518%)(Ê)(Þ) 926 921
Fannie Mae
2.560% due 2028 369 387

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 97
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.600% due 2031 375 401
6.000% due 2032 12 14
5.000% due 2033 4 4
5.500% due 2034 9 10
4.500% due 2035 231 261
5.500% due 2037 65 74
5.500% due 2038 281 320
6.000% due 2039 24 28
4.000% due 2040 174 194
5.500% due 2040 319 356
6.000% due 2040 75 87
4.000% due 2041 265 291
6.000% due 2041 118 136
3.500% due 2043 582 626
4.000% due 2044 575 638
3.500% due 2045 711 764
3.000% due 2046 95 100
3.500% due 2046 137 148
4.000% due 2046 672 731
4.500% due 2046 245 272
3.000% due 2047 1,955 2,052
3.500% due 2047 301 323
4.000% due 2047 58 62
4.500% due 2048 849 923
5.000% due 2048 200 219
3.000% due 2049 4,169 4,399
4.000% due 2049 797 868
5.000% due 2049 459 499
2.500% due 2050 7,430 7,646
3.000% due 2050 8,077 8,494
2.000% due 2051 17,658 17,660
2.500% due 2051 2,855 2,927
Fannie Mae Connecticut Avenue
Securities Trust
Series 2018-C03 Class 1M2
2.318% due 10/25/30 (USD 1 Month
LIBOR + 2.150%)(Ê) 500 506
Fannie Mae REMICS
Series 1999-56 Class Z
7.000% due 12/18/29 5 6
Series 2004-W5 Class A1
6.000% due 02/25/47 121 141
Series 2005-24 Class ZE
5.000% due 04/25/35 113 126
Series 2020-75 Class LI
Interest Only STRIP
2.500% due 11/25/50 1,434 199
Series 2020-97 Class EI
Interest Only STRIP
2.000% due 01/25/51 2,201 249
Series 2021-1 Class IM
Interest Only STRIP
2.000% due 02/25/51 1,804 190
Series 2021-3 Class KI
Interest Only STRIP
2.500% due 02/25/51 1,373 135
Series 2021-3 Class NI
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIP
2.500% due 02/25/51 1,555 215
Series 2021-8 Class EI
Interest Only STRIP
3.500% due 03/25/51 592 92
Series 2021-8 Class GI
Interest Only STRIP
3.000% due 03/25/51 705 119
Freddie Mac
5.500% due 2038 214 246
6.000% due 2038 49 56
5.000% due 2040 109 124
4.000% due 2041 748 832
4.500% due 2041 103 114
5.500% due 2041 118 135
3.500% due 2043 380 414
4.000% due 2044 264 290
3.500% due 2045 537 579
4.000% due 2045 233 254
3.000% due 2046 1,797 1,898
4.000% due 2046 136 148
3.000% due 2047 633 670
3.000% due 2048 98 103
4.000% due 2048 745 809
4.500% due 2048 177 190
3.000% due 2049 217 227
2.500% due 2050 1,908 1,964
3.000% due 2050 3,378 3,532
2.000% due 2051 5,701 5,689
2.500% due 2051 10,458 10,743
Freddie Mac Multifamily Structured
Pass-Through Certificates
Series 2021-F109 Class AS
0.290% due 03/25/31 (SOFR 30 Day
Average + 0.240%)(Ê) 6,132 6,137
Series 2021-F113 Class AS
0.257% due 05/25/28 (SOFR 30 Day
Average + 0.230%)(Ê) 6,132 6,132
Series 2021-F119 Class AS
0.260% due 07/25/31 (SOFR 30 Day
Average + 0.210%)(Ê) 6,132 6,127
Freddie Mac REMICS
Series 2003-2624 Class QH
5.000% due 06/15/33 40 45
Series 2006-R007 Class ZA
6.000% due 05/15/36 132 152
Series 2010-3632 Class PK
5.000% due 02/15/40 73 80
Series 2010-3653 Class B
4.500% due 04/15/30 112 121
Series 2012-4010 Class KM
3.000% due 01/15/42 53 55
Series 2017-4734 Class IO
Interest Only STRIP
4.000% due 12/15/47 815 129
Series 2020-5008 Class IE

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
98 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIP
2.000% due 09/25/50 917 91
Series 2020-5038 Class NI
Interest Only STRIP
2.000% due 11/25/50 1,341 140
Series 2020-5050 Class IP
Interest Only STRIP
3.000% due 10/25/50 2,465 356
Series 2020-5052 Class IO
Interest Only STRIP
3.500% due 12/25/50 927 133
Series 2020-5052 Class KI
Interest Only STRIP
4.000% due 12/25/50 1,143 182
Series 2021-5072 Class IQ
Interest Only STRIP
3.500% due 10/25/50 1,362 223
Series 2021-5072 Class QI
Interest Only STRIP
3.500% due 10/25/50 1,066 185
Ginnie Mae REMICS
Series 2020-134 Class IL
Interest Only STRIP
2.500% due 09/20/50 471 46
Series 2020-146 Class EI
Interest Only STRIP
2.500% due 10/20/50 1,415 161
Series 2020-160 Class GI
Interest Only STRIP
2.000% due 10/20/50 2,363 231
Series 2020-167 Class BI
Interest Only STRIP
2.500% due 11/20/50 1,487 174
Series 2020-167 Class IA
Interest Only STRIP
2.500% due 11/20/50 2,775 311
Series 2020-167 Class IW
Interest Only STRIP
2.000% due 11/20/50 1,702 170
Series 2020-173 Class MI
Interest Only STRIP
2.500% due 11/20/50 5,055 571
Series 2021-1 Class AI
Interest Only STRIP
2.000% due 01/20/51 926 112
Series 2021-1 Class PI
Interest Only STRIP
2.500% due 12/20/50 516 37
Series 2021-9 Class MI
Interest Only STRIP
2.500% due 01/20/51 1,460 171
Series 2021-23 Class IA
Interest Only STRIP
2.500% due 02/20/51 1,081 124
Series 2021-23 Class KI
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIP
3.000% due 02/20/51 838 96
Hilton USA Trust
Series 2016-HHV Class D
4.333% due 11/05/38 (~)(Ê)(Þ) 1,240 1,292
Series 2016-HHV Class E
4.333% due 11/05/38 (~)(Ê)(Þ) 600 603
HMH Trust
Series 2017-NSS Class E
6.292% due 07/05/31 (Þ) 1,170 1,103
Hospitality Mortgage Trust
Series 2019-HIT Class D
2.185% due 11/15/36 (USD 1 Month
LIBOR + 2.000%)(Ê)(Þ) 1,216 1,201
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2004-LN2 Class B
5.686% due 07/15/41 (~)(Ê) 13 13
JPMorgan Mortgage Trust
Series 2018-3 Class A3
3.500% due 09/25/48 (~)(Ê)(Þ) 172 172
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 194 195
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 4,295 4,335
Series 2021-7 Class A6
2.500% due 11/25/51 (~)(Ê)(Þ) 4,263 4,314
Series 2021-8 Class A6
2.500% due 12/25/51 (~)(Ê)(Þ) 3,833 3,868
Series 2021-INV2 Class A2
2.500% due 12/25/51 (~)(Ê)(Þ) 4,772 4,769
Mello Mortgage Capital Acceptance
Series 2021-INV1 Class A4
2.500% due 06/25/51 (~)(Ê)(Þ) 1,375 1,389
MHC Commercial Mortgage Trust
Series 2021-MHC Class A
0.951% due 04/15/26 (USD 1 Month
LIBOR + 0.801%)(Ê)(Þ) 2,275 2,270
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (~)(Ê)(Þ) 1,500 1,510
Series 2017-237P Class XA
Interest Only STRIP
0.468% due 09/13/39 (~)(Ê)(Þ) 8,761 165
Series 2017-237P Class XB
Interest Only STRIP
0.175% due 09/13/39 (~)(Ê)(Þ) 5,418 27
Preston Ridge Partners Mortgage LLC
Series 2020-6 Class A1
2.363% due 11/25/25 (~)(Ê)(Þ) 527 525
Series 2021-3 Class A1
1.867% due 04/25/26 (~)(Ê)(Þ) 1,092 1,085
Radnor RE, Ltd.
Series 2020-1 Class M1A

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 99
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.118% due 02/25/30 (USD 1 Month
LIBOR + 0.950%)(Ê)(Þ) 567 563
RCKT Mortgage Trust
Series 2021-2 Class A5
2.500% due 06/25/51 (~)(Ê)(Þ) 2,711 2,739
Sequoia Mortgage Trust
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê)(Þ) 95 96
Series 2021-4 Class A10
2.500% due 06/25/51 (~)(Ê)(Þ) 2,471 2,492
UWM Mortgage Trust
Series 2021-1 Class A4
2.500% due 06/25/51 (~)(Ê)(Þ) 2,482 2,497
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2005-10 Class 3CB1
6.000% due 11/25/35 429 400
Wells Fargo Mortgage Backed Securities
Trust
Series 2020-3 Class A1
3.000% due 06/25/50 (~)(Ê)(Þ) 1,195 1,215
WinWater Mortgage Loan Trust
Series 2014-1 Class A1
3.847% due 06/20/44 (~)(Ê)(Þ) 139 139
159,926
Municipal Bonds - 0.1%
American Municipal Power, Inc.
Revenue Bonds
8.084% due 02/15/50 70 132
Port Authority of New York & New
Jersey Revenue Bonds
4.926% due 10/01/51 110 152
Regents of the University of California
Medical Center Pooled Revenue
Bonds
3.006% due 05/15/50 230 237
State of California General Obligation
Unlimited
7.300% due 10/01/39 10 16
537
Non-US Bonds - 8.9%
Alba PLC
Series 2007-1 Class A3
0.342% due 03/17/39 (GBP 3 Month
LIBOR + 0.170%)(Ê) GBP 1,293 1,693
Andorra Government International Bond
1.250% due 05/06/31 EUR 3,500 4,011
Aqueduct European CLO DAC
Series 2021-3A Class AR
0.930% due 08/15/34 (3 Month
EURIBOR + 0.930%)(Ê)(Þ) EUR 1,296 1,475
Australia Government International
Bond
Series 162
1.750% due 06/21/51 AUD 781 493
Series 27CI
0.750% due 11/21/27 AUD 1,018 881
Avoca CLO XXIII DAC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.840% due 04/15/34 (3 Month
EURIBOR + 0.840%)(Ê)(Þ) EUR 1,588 1,797
Avoca CLO XXIV DAC
0.900% due 07/15/34 EUR 1,000 1,135
Banque Centrale de Tunisie Government
International Bond
Series REGS
6.750% due 10/31/23 EUR 2,024 1,918
6.375% due 07/15/26 EUR 1,163 1,003
Banque Ouest Africaine de
Developpement
Series REGS
2.750% due 01/22/33 EUR 421 503
Brazil Notas do Tesouro Nacional
Series NTNB
6.000% due 08/15/30 BRL 120 879
Buoni del Tesoro Poliennali Bonds
0.500% due 07/15/28 EUR 1,124 1,263
Carin CLO VIII BV
0.860% due 10/30/30 EUR 2,246 2,557
China Government International Bond
0.250% due 11/25/30 EUR 100 110
0.625% due 11/17/33 EUR 1,360 1,490
0.625% due 11/25/35 EUR 174 188
Contego CLO DAC
0.950% due 01/24/34 EUR 1,700 1,938
Crosthwaite Park CLO DAC
0.850% due 03/18/34 EUR 1,266 1,437
European Union
Series NGEU
0.010% due 07/04/31 EUR 1,616 1,827
0.400% due 02/04/37 EUR 677 779
0.450% due 07/04/41 EUR 1,349 1,529
Eurosail PLC
Series 2006-4X Class A3C
0.946% due 12/10/44 (GBP 3 Month
LIBOR + 0.160%)(Ê) GBP 161 217
Eurosail PRIME-UK PLC
Series 2007-PR1X Class A1
0.598% due 09/13/45 (GBP 3 Month
LIBOR + 0.400%)(Ê) GBP 567 753
Eurosail -UK PLC
0.795% due 09/13/45 GBP 728 972
Harvest CLO XXVI DAC
Series 2021-26A Class A
0.940% due 01/15/34 (3 Month
EURIBOR + 0.940%)(Ê)(Þ) EUR 1,402 1,588
Indonesia Government International
Bond
Series FR87
6.500% due 02/15/31 IDR 7,466,000 529
Italy Buoni Poliennali Del Tesoro
2.150% due 03/01/72 (Þ) EUR 852 927
Japan 2 Year Government International
Bond
Series 423
0.005% due 04/01/23 JPY 1,300,000 11,314

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
100 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Japan 20 Year Government International
Bond
Series 68
2.200% due 03/20/24 JPY 631,800 5,769
Last Mile Logistics Group, Inc.
0.750% due 08/17/26 EUR 1,434 1,633
Last Mile Securities
0.900% due 08/17/31 EUR 1,044 1,190
Madison Park Euro Funding IX DAC
Series 2021-9A Class AR
0.880% due 07/15/35 (3 Month
EURIBOR + 0.880%)(Ê)(Þ) EUR 1,123 1,276
Mexican Bonos de Desarrollo
Series M 30
8.500% due 11/18/38 MXN 13,850 712
Mexico Government International Bond
2.125% due 10/25/51 EUR 1,539 1,445
4.000% due 03/15/15 EUR 1,011 1,234
Newgate Funding PLC
Series 2006-1 Class A4
1.086% due 12/01/50 (GBP 3 Month
LIBOR + 0.190%)(Ê) GBP 618 828
Series 2006-3X Class A3B
3.732% due 12/01/50 (3 Month
EURIBOR + 0.170%)(Ê) EUR 2,528 2,805
Series 2007-1X Class A3
0.240% due 12/01/50 (GBP 3 Month
LIBOR + 0.160%)(Ê) GBP 374 489
Paragon Mortgages (No. 12) PLC
0.293% due 11/15/38 (GBP 3 Month
LIBOR + 0.240%)(Ê) GBP 2,617 3,454
Petroleos Mexicanos
Series 14-2
7.470% due 11/12/26 MXN 51,280 2,261
Series REGS
7.190% due 09/12/24 MXN 66,598 3,090
Republic of Albania Government
International Bond
Series REGS
3.500% due 11/23/31 EUR 960 1,073
Republic of South Africa Government
International Bond
Series 2037
8.500% due 01/31/37 ZAR 48,460 2,567
RMAC Securities No. 1 PLC
0.245% due 06/12/44 GBP 458 600
Series 2006-NS1X Class A2A
1.050% due 06/12/44 (GBP 3 Month
LIBOR + 0.150%)(Ê) GBP 376 492
Series 2006-NS4X Class A3A
0.368% due 06/12/44 (GBP 3 Month
LIBOR + 0.170%)(Ê) GBP 848 1,113
Rockfield Park CLO DAC
Series 2021-1A Class A1
0.900% due 07/16/34 (3 Month
EURIBOR + 0.900%)(Ê)(Þ) EUR 1,391 1,567
Romania Government International Bond
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
2.124% due 07/16/31 EUR 223 242
2.000% due 04/14/33 EUR 202 209
2.625% due 12/02/40 EUR 1,465 1,484
2.750% due 04/14/41 EUR 847 860
2.875% due 04/13/42 EUR 1,166 1,188
Taurus CMBS
1.022% due 08/17/31 GBP 2,119 2,870
1.572% due 08/17/31 GBP 495 670
Taurus UK Designated Activity Co.
Series 2021-UK1A Class A
1.043% due 05/17/31 (3 Month
SONIA Deposit Rate + 0.850%)(Ê)(Þ) GBP 496 672
Series 2021-UK1A Class B
1.493% due 05/17/31 (3 Month
SONIA Deposit Rate + 1.300%)(Ê)(Þ) GBP 496 672
Towd Point Mortgage Funding
Series 2019-A13X Class B
1.251% due 07/20/45 (3 Month
SONIA Deposit Rate + 1.200%)(Ê) GBP 1,612 2,182
Warwick Finance Residential Mortgages
Number Three PLC
0.854% due 12/21/49 (SONIA  +
0.950%)(Ê)(ƒ)(Þ) GBP 920 1,247
91,100
United States Government Treasuries - 18.0%
United States Treasury Notes
0.125% due 01/31/23 1,765 1,759
2.000% due 02/15/23 2,340 2,380
1.750% due 05/15/23 7,490 7,614
0.125% due 05/31/23 1,020 1,014
2.750% due 05/31/23 80 82
1.375% due 06/30/23 5,420 5,484
0.125% due 07/15/23 3,460 3,435
1.250% due 07/31/23 2,700 2,727
1.625% due 10/31/23 4,360 4,433
2.125% due 11/30/23 3,870 3,974
0.125% due 01/15/24 18,549 18,316
0.250% due 05/15/24 3,750 3,699
1.250% due 08/31/24 3,615 3,648
2.000% due 02/15/25 3,895 4,012
0.375% due 04/30/25 2,421 2,367
2.125% due 05/15/25 3,485 3,607
0.250% due 06/30/25 2,391 2,323
2.000% due 08/15/25 4,068 4,195
0.250% due 09/30/25 1,886 1,826
3.000% due 10/31/25 2,925 3,128
2.250% due 11/15/25 3,660 3,812
1.625% due 02/15/26 3,338 3,395
2.250% due 03/31/26 2,855 2,977
1.625% due 05/15/26 3,050 3,101
1.500% due 08/15/26 6,980 7,060
2.375% due 05/15/27 3,125 3,298
0.500% due 05/31/27 6,160 5,899
0.375% due 07/31/27 1,822 1,731
0.750% due 01/31/28 3,272 3,151
2.750% due 02/15/28 4,612 4,985

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 101
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.875% due 05/15/28 909 990
2.875% due 08/15/28 3,410 3,724
2.375% due 05/15/29 2,630 2,803
1.750% due 11/15/29 3,692 3,784
0.625% due 08/15/30 6,577 6,135
0.875% due 11/15/30 6,182 5,878
3.125% due 11/15/31 3,397 3,776
1.125% due 05/15/40 2,905 2,546
1.125% due 08/15/40 2,972 2,595
1.375% due 11/15/40 2,804 2,555
2.750% due 11/15/42 1,365 1,556
2.875% due 05/15/43 1,490 1,731
3.625% due 02/15/44 1,949 2,536
3.125% due 08/15/44 1,425 1,730
2.875% due 08/15/45 1,365 1,603
3.000% due 05/15/47 1,424 1,728
2.750% due 11/15/47 2,010 2,340
3.000% due 02/15/48 1,784 2,177
3.125% due 05/15/48 1,828 2,285
3.375% due 11/15/48 1,984 2,596
2.875% due 05/15/49 2,170 2,614
2.375% due 11/15/49 2,552 2,803
1.250% due 05/15/50 4,930 4,186
2.000% due 08/15/51 800 816
184,919
Total Long-Term Investments
(cost
$871,413
) 870,502
Common Stocks - 0.0%
Technology - 0.0%
Sungard Availability Services Capital,
LP(Æ)(Š)
1,760
—
Total Common Stocks
(cost $44) —
Short-Term Investments - 13.0%
Aetna, Inc.
2.750% due 11/15/22 50 51
Air Lease Corp.
Series 3Y
3.500% due 01/15/22 (ç) 40 40
Apache Corp.
3.250% due 04/15/22 16 16
Apollo Commercial Real Estate Finance,
Inc.
4.750% due 08/23/22 740 743
BHP Billiton Finance USA, Ltd.
2.875% due 02/24/22 (ç) 5 5
Continental Airlines Pass-Through Trust
Series 071A Class A
5.983% due 04/19/22 17 17
EQT Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.000% due 10/01/22 320 323
Ford Motor Credit Co. LLC
Series FXD
3.350% due 11/01/22 200 203
International Lease Finance Corp.
5.875% due 08/15/22 410 422
Intesa Sanpaolo SpA
3.125% due 07/14/22 (Þ) 200 202
NBK SPC, Ltd.
2.750% due 05/30/22 (Þ) 714 719
Pacific Gas and Electric Co.
1.750% due 06/16/22 380 380
Park Aerospace Holdings, Ltd.
5.250% due 08/15/22 (Þ) 4 4
Range Resources Corp.
5.875% due 07/01/22 12 12
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/22 23 23
U.S. Cash Management Fund(@) 93,194,139(∞) 93,166
UBS Group AG
1.750% due 04/21/22 (Þ) 220 221
UniCredit SpA
6.572% due 01/14/22 (Þ) 720 721
United Continental Holdings, Inc.
4.250% due 10/01/22 210 213
United States Treasury Notes
2.375% due 03/15/22 34,397 34,552
1.625% due 12/15/22 1,675 1,695
Total Short-Term Investments
(cost $133,729) 133,728
Total Investments - 97.9%
(identified cost $1,005,186) 1,004,230
Other Assets and Liabilities,
Net - 2.1%
21,582
Net Assets - 100.0%
1,025,812

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
102 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
24.7%
Abu Dhabi Government International Bond 04/08/20 270,000 96.25 260
314
Abu Dhabi Government International Bond 04/12/21 200,000 96.08 192
194
Abu Dhabi National Energy Co. PJSC 04/15/21 200,000 110.26 221
217
Adani Ports & Special Economic Zone, Ltd. 09/10/21 515,000 104.21 537
529
ADCB Finance Cayman, Ltd. 11/03/21 908,000 103.71 942
938
African Export-Import Bank (The) 05/10/21 1,530,000 100.00 1,530
1,535
Air Liquide Finance SA 07/13/21 916,000 102.91 943
935
Alimentation Couche-Tard, Inc. 09/19/17 702,000 102.28 718
752
Alrosa Finance SA 11/03/21 894,000 105.84 946
936
Ambac Assurance Corp. 02/09/17 881 168.77 1
1
American Airlines Group, Inc. 04/12/21 160,000 104.05 166
166
American Airlines Group, Inc. 04/12/21 140,000 106.72 149
150
American Transmission Systems, Inc. 11/29/21 190,000 99.73 189
192
Americo Life, Inc. 04/12/21 70,000 99.74 70
68
AmFam Holdings, Inc. 04/09/21 100,000 103.46 103
110
AmFam Holdings, Inc. 04/12/21 120,000 100.14 120
123
Amur Equipment Finance Receivables IX LLC 04/14/21 735,000 99.99 735
726
Anglo American Capital PLC 04/12/21 360,000 112.23 404
397
Aqueduct European CLO DAC 06/15/21 EUR 1,296,000 121.27 1,572
1,475
Arbor Realty CLO, Ltd. 05/26/21 1,029,000 100.00 1,029
1,027
Arbor Realty CLO, Ltd. 11/17/21 2,087,000 100.00 2,087
2,089
Arbor Realty Commercial Real Estate, Ltd. 09/20/21 5,030,000 100.00 5,031
5,016
Ares LXI CLO, Ltd. 08/20/21 4,022,000 100.00 4,022
4,022
Aviation Capital Group LLC 04/13/21 170,000 110.29 187
186
Aviation Capital Group LLC 10/06/21 898,000 103.70 931
924
Avoca CLO XXIII DAC 04/23/21 EUR 1,588,000 121.00 1,921
1,797
Avolon Holdings Funding, Ltd. 04/12/21 150,000 100.77 151
153
Avolon Holdings Funding, Ltd. 04/12/21 130,000 104.00 135
136
Avolon Holdings Funding, Ltd. 04/12/21 370,000 104.99 388
392
Banco de Credito del Peru 12/04/19 693,000 102.06 707
716
Banco Inbursa SA Institucion de Banca Multiple 01/06/20 711,000 102.33 728
741
Banco Internacional del Peru SAA Interbank 09/09/21 928,000 101.93 946
948
Banco Mercantil del Norte SA 04/09/21 240,000 117.44 282
275
Bank of China, Ltd. 04/12/21 833,000 109.46 912
908
Bayer US Finance II LLC 06/18/21 961,000 105.66 1,015
1,004
Bayer US Finance LLC 08/02/18 726,000 100.35 729
759
BBVA Banco Continental SA 12/22/21 897,000 105.42 946
942
BBVA Bancomer SA 10/07/21 862,000 107.27 925
916
BDS, Ltd. 05/14/21 1,558,000 100.00 1,558
1,554
BDS, Ltd. 07/22/21 1,043,000 100.00 1,043
1,037
Bellemeade Re, Ltd. 02/08/21 1,118,893 101.22 1,133
1,122
Bellemeade Re, Ltd. 04/13/21 1,780,000 100.67 1,792
1,782
Bellemeade Re, Ltd. 04/23/21 881,000 100.99 890
882
Bellemeade Re, Ltd. 06/11/21 2,607,000 100.00 2,607
2,601
Bellemeade Re, Ltd. 06/11/21 1,759,000 100.12 1,761
1,755
Bellemeade Re, Ltd. 09/23/21 2,380,000 100.00 2,380
2,357
Bermuda Government International Bond 04/12/21 380,000 98.51 374
379
Berry Petroleum Corp. 04/13/21 490,000 98.47 483
485
Bharti Airtel International Netherlands BV 09/26/19 693,000 102.00 707
719
Bharti Airtel, Ltd. 09/13/21 877,000 107.96 947
934
Blackstone Holdings Finance Co. LLC 09/09/21 900,000 104.89 944
936
BNP Paribas SA 08/07/18 200,000 99.62 199
224
BNP Paribas SA 06/02/20 680,000 101.80 692
686
BNP Paribas SA 06/10/20 722,000 109.10 788
800
BNP Paribas SA 04/09/21 400,000 91.27 365
382
BNP Paribas SA 06/23/21 210,000 100.00 210
206
BNP Paribas SA 09/08/21 270,000 100.00 270
265
BOC Aviation USA Corp. 05/06/21 200,000 100.15 200
200
BPCE SA 10/12/21 300,000 100.00 300
301
Broadcom, Inc. 04/12/21 820,000 99.89 819
819
BX Commercial Mortgage Trust 08/04/21 417,510 100.30 419
418
BX Commercial Mortgage Trust 12/02/21 2,674,000 99.86 2,670
2,673
BX Commercial Mortgage Trust 12/17/21 1,201,050 99.98 1,201
1,199

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 103
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Cabot Oil & Gas Corp. 04/11/17 260,000 102.29 266
279
Cabot Oil & Gas Corp. 02/13/19 150,000 106.62 160
159
CAMB Commercial Mortgage Trust 01/25/19 987,000 100.12 988
985
CAMB Commercial Mortgage Trust 10/22/21 3,322,000 102.98 3,421
3,419
Cameron LNG LLC 04/09/21 70,000 107.80 75
75
Carlyle Global Market Strategies CLO, Ltd. 09/07/21 2,298,000 100.00 2,298
2,296
CCO Holdings LLC / CCO Holdings Capital Corp. 04/14/20 10,000 101.73 10
10
CCO Holdings LLC / CCO Holdings Capital Corp. 04/12/21 80,000 104.67 84
82
Cedar Funding, Ltd. 07/03/18 1,600,000 100.00 1,600
1,600
Cheniere Energy Partners, LP 09/13/21 290,000 100.32 291
293
CHS/Community Health Systems, Inc. 04/12/21 140,000 103.72 145
143
Citigroup Commercial Mortgage Trust 02/12/19 1,418,000 0.99 1,403
1,420
CLI Funding VI LLC 10/02/20 1,461,742 99.98 1,461
1,451
Comcast Corp. 10/28/16 364,000 99.55 362
352
Comcast Corp. 04/02/20 30,000 103.10 31
29
Comcast Corp. 04/09/21 117,000 98.43 115
111
Comision Federal de Electricidad 04/12/21 200,000 96.95 194
196
Commonwealth Bank of Australia 04/09/21 200,000 105.25 211
214
Commonwealth Bank of Australia 04/12/21 200,000 98.04 196
197
Commonwealth Bank of Australia 06/17/21 886,000 117.86 1,044
1,033
Comstock Resources, Inc. 06/14/21 330,000 100.40 331
338
ConocoPhillips Co. 08/22/18 90,000 100.00 90
99
Continental Resources, Inc. 11/09/21 80,000 100.00 80
79
Continental Resources, Inc. 11/09/21 120,000 99.92 120
117
CORE Mortgage Trust 03/01/19 1,216,000 100.00 1,216
1,196
Coterra Energy, Inc. 12/04/19 330,000 107.65 355
369
Covey Park Energy LLC 04/13/21 180,000 103.47 186
186
Credicorp , Ltd. 04/12/21 922,000 101.20 933
931
Credit Agricole SA 06/11/20 734,000 106.95 785
788
Credit Agricole SA 07/12/21 897,000 104.23 935
929
Credit Suisse Group AG 07/07/20 699,000 110.18 770
759
Credit Suisse Group AG 04/12/21 750,000 107.49 806
793
Credit Suisse Group AG 04/12/21 550,000 108.50 597
586
Credit Suisse Group AG 04/14/21 360,000 108.48 391
388
Credit Suisse Group AG 05/10/21 480,000 100.00 480
488
Credit Suisse Mortgage Trust 05/28/19 1,282,000 100.00 1,282
1,281
DAE Funding LLC 06/15/21 220,000 99.52 219
218
Daimler Finance NA LLC 07/08/21 903,000 103.20 932
928
Danone SA 04/22/19 718,000 100.06 718
736
Danske Bank A/S 03/11/19 862,000 102.71 891
928
Danske Bank A/S 09/17/19 200,000 101.43 203
208
Danske Bank A/S 09/07/21 200,000 100.00 200
195
DBGS Mortgage Trust 04/03/19 985,000 101.24 997
1,031
DCP Midstream Operating, LP 12/11/19 50,000 107.65 54
65
Delta Air Lines, Inc. 05/11/20 280,000 98.16 275
320
Delta Air Lines, Inc. 09/16/20 180,000 103.23 186
189
Delta Air Lines, Inc. 09/16/20 300,000 106.42 319
328
Deutsche Mortgage Securities, Inc. Re-REMIC Trust 01/04/17 277,641 100.53 279
280
Deutsche Telekom International Finance BV 12/22/21 926,000 102.15 946
944
DISH DBS Corp. 11/10/21 150,000 100.00 150
152
Dryden 50 Senior Loan Fund 04/08/21 4,353,000 100.08 4,357
4,354
Dryden 85 CLO, Ltd. 09/20/21 3,959,000 100.00 3,959
3,959
Eagle Re, Ltd. 01/27/20 511,000 100.00 511
508
Eagle Re, Ltd. 12/17/20 732,000 100.24 734
736
Eagle Re, Ltd. 04/09/21 1,268,000 100.00 1,268
1,273
Eagle Re, Ltd. 10/29/21 1,515,000 100.00 1,515
1,517
ELP Commercial Mortgage Trust 11/01/21 926,000 99.61 922
921
Enel Finance International NV 01/05/18 706,000 100.87 712
755
Eni SpA 08/04/21 892,000 105.48 941
933
EnLink Midstream LLC 04/13/21 280,000 99.75 279
291
EQT Corp. 05/10/21 30,000 100.00 30
31
EQT Corp. 05/10/21 30,000 100.00 30
31
Fidelity & Guaranty Life Holdings, Inc. 04/16/21 50,000 112.46 56
56
First Quantum Minerals, Ltd. 04/12/21 200,000 103.36 207
206

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
104 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
First Quantum Minerals, Ltd. 04/13/21 480,000 108.38 520
517
Florida Gas Transmission Co. LLC 09/15/21 520,000 99.92 520
509
FNA VI LLC 01/22/21 647,712 99.99 648
632
Fresnillo PLC 04/09/21 260,000 98.42 256
272
Genting New York LLC 04/13/21 440,000 100.32 441
436
Glencore Funding LLC 10/12/16 40,000 100.60 40
43
Glencore Funding LLC 09/13/17 220,000 100.37 221
237
Glencore Funding LLC 01/16/19 50,000 95.50 48
54
Glencore Funding LLC 03/05/19 550,000 102.06 561
578
Glencore Funding LLC 04/13/21 140,000 100.40 141
139
Glencore Funding LLC 09/15/21 70,000 99.78 70
68
Glencore Funding LLC 12/20/21 912,000 104.05 949
948
Goldentree Loan Management US CLO 7, Ltd. 04/01/21 1,147,000 100.00 1,147
1,143
GoodLeap Sustainable Home Improvements 10/21/21 1,126,000 99.99 1,126
1,123
Grupo Bimbo SAB de CV 11/04/21 879,000 106.31 934
927
Harvest CLO XXVI DAC 06/24/21 EUR 1,402,000 119.34 1,673
1,588
Heineken NV 10/06/21 921,000 102.70 946
941
HGI CRE CLO, Ltd. 05/06/21 2,190,000 100.03 2,191
2,185
HGI CRE CLO, Ltd. 09/17/21 2,486,000 100.00 2,486
2,478
Highlands Holdings Bond Issuer, Ltd. 04/12/21 302,143 105.95 320
320
Hilton Domestic Operating Co., Inc. 04/16/20 40,000 100.00 40
43
Hilton Domestic Operating Co., Inc. 04/16/20 120,000 100.23 120
125
Hilton USA Trust 11/22/16 1,840,000 89.89 1,691
1,895
HMH Trust 06/09/17 1,170,000 99.98 1,170
1,103
HOM RE, Ltd. 01/28/21 844,000 100.00 844
843
Hospitality Mortgage Trust 05/16/19 1,216,234 100.00 1,216
1,201
Huntington Bancshares, Inc. 06/18/21 1,012,000 100.35 1,016
970
ICICI Bank, Ltd. 09/06/18 782,000 101.02 790
833
ING Bank NV 04/16/21 935,000 108.54 1,015
1,006
Innogy Finance BV 12/02/20 621,000 145.02 901
879
Intesa Sanpaolo SpA 07/10/17 200,000 99.98 200
202
Intesa Sanpaolo SpA 01/05/18 200,000 99.94 200
204
Intesa Sanpaolo SpA 04/12/21 200,000 107.15 214
214
Intesa Sanpaolo SpA 05/24/21 400,000 100.58 402
411
Intesa Sanpaolo SpA 05/24/21 410,000 100.87 414
414
Inversiones CMPC SA 07/08/21 904,000 103.92 939
933
Italy Buoni Poliennali Del Tesoro 04/07/21 EUR 852,000 117.68 1,003
927
JPMorgan Mortgage Trust 06/05/20 172,388 103.10 178
172
JPMorgan Mortgage Trust 03/30/21 193,914 102.14 198
195
JPMorgan Mortgage Trust 04/26/21 4,294,725 102.77 4,414
4,335
JPMorgan Mortgage Trust 05/24/21 4,262,546 102.86 4,384
4,314
JPMorgan Mortgage Trust 06/24/21 8,604,790 102.23 8,793
8,637
KazMunayGas National Co. JSC 04/17/18 200,000 100.00 200
233
Kerry Group Financial Services Unltd . Co. 06/21/21 1,000,000 102.61 1,026
1,021
KKR Group Finance Co. II LLC 02/20/15 10,000 109.22 11
13
KKR Group Finance Co. II LLC 12/01/21 90,000 99.68 90
90
KKR Group Finance Co. III LLC 04/16/21 100,000 125.53 126
129
Klabin Austria GmbH 04/12/21 200,000 95.59 191
185
Kookmin Bank 08/05/21 913,000 106.07 968
951
Kyndryl Holdings, Inc. 10/07/21 230,000 98.68 227
223
Kyndryl Holdings, Inc. 10/07/21 320,000 99.75 319
310
Kyndryl Holdings, Inc. 10/07/21 120,000 99.88 120
117
LCM XXIII, Ltd. 01/29/20 1,020,000 100.00 1,020
1,020
LCM XXV, Ltd. 07/10/17 1,904,000 100.05 1,905
1,904
Lithia Motors, Inc. 06/04/21 190,000 103.25 196
194
Lithia Motors, Inc. 06/07/21 110,000 105.19 116
116
Lloyds Banking Group PLC 09/03/20 681,000 117.23 798
689
LPL Holdings, Inc. 05/10/21 80,000 100.68 81
82
Lukoil International Finance BV 09/19/17 682,000 101.90 695
704
Lukoil International Finance BV 10/19/21 550,000 100.00 550
542
Madison Park Euro Funding IX DAC 06/09/21 EUR 1,123,000 121.77 1,367
1,276
Madison Park Funding XLVIII, Ltd. 01/15/21 1,158,000 100.00 1,158
1,158
Mars, Inc. 04/09/21 240,000 93.54 224
228
Massachusetts Mutual Life Insurance Co. 04/09/21 70,000 100.36 70
74

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 105
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
MEG Energy Corp. 01/19/21 80,000 101.20 81
84
MEG Energy Corp. 04/12/21 140,000 105.01 147
149
MEG Energy Corp. 04/29/21 72,000 102.97 74
73
Melco Resorts Finance, Ltd. 04/12/21 240,000 105.33 253
233
Mello Mortgage Capital Acceptance 06/14/21 1,374,594 102.63 1,411
1,389
MHC Commercial Mortgage Trust 04/06/21 2,275,000 99.77 2,270
2,270
Microchip Technology, Inc. 05/18/21 160,000 100.00 160
157
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 06/25/20 340,000 104.96 357
363
Mondelez International, Inc. 08/09/21 690,000 103.88 717
705
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 5,418,000 0.50 27
27
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 8,761,000 1.88 165
165
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 1,500,000 97.46 1,462
1,510
NBK SPC, Ltd. 09/30/19 714,000 100.12 715
719
Nestle Holdings, Inc. 01/03/20 698,000 102.29 714
727
Netflix, Inc. 04/12/21 110,000 114.89 126
128
Netflix, Inc. 04/12/21 50,000 118.04 59
59
Neuberger Berman CLO XV, Ltd. 08/31/21 2,766,000 100.00 2,766
2,768
Neuberger Berman Loan Advisers CLO 24, Ltd. 08/24/21 589,000 100.14 590
589
New York Life Insurance Co. 04/09/21 180,000 107.85 194
205
New York Life Insurance Co. 04/09/21 50,000 120.93 60
64
NGPL PipeCo LLC 09/26/19 553,000 127.68 706
774
Nippon Life Insurance Co. 04/09/21 250,000 96.18 240
245
Nissan Motor Acceptance Corp. 09/10/20 300,000 100.00 300
324
Nissan Motor Acceptance Corp. 09/10/20 280,000 100.00 280
293
Nissan Motor Acceptance Corp. 04/14/21 440,000 103.47 455
451
Nordea Bank Abp 04/16/21 913,000 110.95 1,013
1,013
Northern Oil and Gas, Inc. 04/12/21 190,000 100.14 190
200
Northwestern Mutual Life Insurance Co. (The) 04/09/21 480,000 101.70 488
513
Northwestern Mutual Life Insurance Co. (The) 04/09/21 80,000 104.02 83
88
NRG Energy, Inc. 04/12/21 390,000 99.95 390
386
NTT Finance Corp. 04/12/21 200,000 99.63 199
200
NXP BV / NXP Funding LLC 04/12/21 80,000 105.69 85
85
NYACK Park CLO, Ltd. 09/02/21 5,290,000 100.00 5,291
5,283
Oaktown Re III, Ltd. 01/26/21 1,355,000 100.46 1,361
1,355
Oaktown Re VI, Ltd. 04/14/21 1,465,000 100.00 1,465
1,473
Oaktown Re VII, Ltd. 10/15/21 821,000 100.00 821
821
Oaktown Re, Ltd. 09/28/21 1,475,000 101.93 1,503
1,466
OCP CLO, Ltd. 10/28/21 3,087,000 100.00 3,087
3,084
OCP SA 06/10/21 200,000 99.39 199
194
OCP SA 06/11/21 200,000 100.42 201
189
Octane Receivables Trust 10/26/21 1,823,364 99.99 1,823
1,813
OneMain Financial Issuance Trust 10/21/20 1,242,000 104.67 1,300
1,270
OneMain Financial Issuance Trust 10/21/20 500,000 106.34 532
526
Panasonic Corp. 09/13/21 912,000 104.56 954
941
Paraguay Government International Bond 04/09/21 200,000 113.97 228
228
Park Aerospace Holdings, Ltd. 03/06/19 4,000 100.43 4
4
Parsley Energy LLC / Parsley Finance Corp. 09/25/20 10,000 93.36 9
10
Petroleos del Peru SA 04/09/21 200,000 106.12 212
198
POSCO 07/12/21 850,000 105.02 893
885
Preston Ridge Partners Mortgage LLC 12/01/20 526,574 100.00 527
525
Preston Ridge Partners Mortgage LLC 04/28/21 1,091,777 100.00 1,092
1,085
Prosus NV 02/03/21 909,000 100.69 915
873
Provincia de Buenos Aires 08/27/21 151,811 46.76 71
65
Provincia de Cordoba 04/12/21 230,000 62.60 144
145
Provincia de Cordoba 04/12/21 200,000 69.50 139
150
Qatar Government International Bond 04/07/20 360,000 100.00 360
447
Qatar Petroleum 06/30/21 670,000 98.98 663
664
Radnor RE, Ltd. 01/21/20 567,000 100.00 567
563
Radnor RE, Ltd. 06/15/21 1,414,665 100.54 1,422
1,415
Radnor RE, Ltd. 11/05/21 1,014,000 100.00 1,014
1,015
RCKT Mortgage Trust 06/22/21 2,711,230 102.06 2,767
2,739
Renesas Electronics Corp. 11/18/21 200,000 100.00 200
199
Renesas Electronics Corp. 11/18/21 410,000 100.00 410
409
Resorts World Las Vegas LLC / RWLV Capital, Inc. 07/07/20 809,000 98.70 799
814

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
106 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Riserva CLO, Ltd. 03/01/21 940,000 100.00 940
935
Roche Holdings, Inc. 08/06/21 422,000 99.95 422
417
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 09/21/21 140,000 100.00 140
142
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 09/21/21 160,000 100.00 160
159
Rockfield Park CLO DAC 06/30/21 EUR 1,391,000 118.58 1,649
1,567
SABIC Capital II BV 07/07/20 737,000 103.85 765
773
Sands China, Ltd. 09/09/21 200,000 99.76 200
188
Sands China, Ltd. 09/09/21 200,000 99.79 200
188
Sands China, Ltd. 11/23/21 200,000 100.00 200
210
Santander UK Group Holdings PLC 03/05/19 701,000 101.65 713
765
Santander UK Group Holdings PLC 05/14/19 909,000 105.96 963
967
Saudi Arabian Oil Co. 04/07/20 768,000 99.18 762
793
Schlumberger Holdings Corp. 12/10/15 40,000 99.97 40
43
Sequoia Mortgage Trust 10/21/16 95,374 102.81 98
96
Sequoia Mortgage Trust 05/06/21 2,471,222 102.74 2,539
2,492
Shackleton CLO, Ltd. 04/04/18 930,000 100.00 930
926
Siemens Financieringsmaatschappij NV 01/04/21 891,000 102.86 916
909
SK Hynix, Inc. 10/07/21 952,000 99.71 949
941
Sky, Ltd. 06/18/21 941,000 107.81 1,015
1,002
Sociedad Quimica y Minera de Chile SA 09/13/21 470,000 99.19 466
455
Societe Generale SA 12/11/19 700,000 104.01 728
745
Sovereign Wealth Fund Samruk-Kazyna JSC 10/26/21 727,000 98.92 719
716
SpringCastle America Funding LLC 09/16/20 3,762,270 100.39 3,778
3,743
Standard Chartered PLC 04/12/21 754,000 125.39 945
964
State Bank of India 10/05/21 883,000 106.39 939
930
SURA Asset Management SA 07/08/21 877,000 106.74 936
925
Suzano Austria GmbH 04/09/21 200,000 129.70 259
253
SYNNEX Corp. 07/29/21 510,000 99.94 510
504
TAL Advantage VII LLC 09/09/20 1,962,506 100.03 1,963
1,948
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. 01/19/21 380,000 98.15 373
397
Taurus UK Designated Activity Co. 02/22/21 GBP 496,354 140.62 698
672
Taurus UK Designated Activity Co. 02/22/21 GBP 496,354 140.62 698
672
Teachers Insurance & Annuity Association of America 06/14/16 340,000 114.60 390
436
Tencent Holdings, Ltd. 04/12/21 891,000 105.15 937
930
Tennessee Gas Pipeline Co. LLC 02/19/20 460,000 100.86 464
467
Tesco PLC 09/03/20 623,000 129.26 805
809
Textainer Marine Containers, Ltd. 08/03/21 2,762,320 99.98 2,762
2,708
T-Mobile USA, Inc. 12/01/21 460,000 99.69 459
463
Towd Point Mortgage Trust 08/17/20 2,304,602 101.79 2,346
2,305
UBS Group AG 01/28/19 460,000 100.22 461
496
UBS Group AG 04/14/20 220,000 99.98 220
221
UBS Group AG 04/09/21 200,000 124.51 249
261
UniCredit SpA 01/08/19 720,000 100.10 721
721
United Airlines, Inc. 04/14/21 30,000 101.39 30
31
UWM Mortgage Trust 05/27/21 2,482,291 102.24 2,538
2,497
Venture XXVIII CLO, Ltd. 09/01/21 1,815,000 100.00 1,815
1,814
Videotron, Ltd. 06/03/21 60,000 100.00 60
60
Volkswagen Group of America Finance LLC 07/12/21 911,000 103.30 941
937
Vontier Corp. 04/12/21 350,000 98.90 346
338
Vontier Corp. 04/13/21 170,000 99.95 170
167
Warwick Finance Residential Mortgages Number Three PLC 02/10/21 GBP 920,206 138.65 1,276
1,247
WEA Finance LLC / Westfield UK & Europe Finance PLC 04/09/21 200,000 103.50 207
215
WEA Finance LLC / Westfield UK & Europe Finance PLC 05/06/21 200,000 105.24 210
210
Wells Fargo Mortgage Backed Securities Trust 04/23/21 1,194,681 102.45 1,224
1,215
WinWater Mortgage Loan Trust 03/29/17 138,924 102.26 142
139
Woori Bank 04/22/20 734,000 103.75 762
786
Wynn Macau, Ltd. 12/15/20 510,000 103.95 530
472
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 04/12/21 210,000 107.10 225
220
Yamana Gold, Inc. 08/04/21 30,000 100.00 30 29
253,877
For a description of restricted securities see note 7 in the Notes to Financial Statements.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 107
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 394 AUD 54,833 03/22
(36)
Canadian 10 Year Government Bond Futures 179 CAD 25,529 03/22
446
United States 2 Year Treasury Note Futures 391 USD 85,305 03/22
(76)
United States 5 Year Treasury Note Futures 1,372 USD 165,979 03/22
512
United States 10 Year Treasury Note Futures 1,410 USD 183,962 03/22
1,444
United States 10 Year Ultra Treasury Note Futures 97 USD 14,204 03/22
211
United States Treasury Long Bond Futures 7 USD 1,123 03/22
(10)
United States Treasury Ultra Bond Futures 313 USD 61,699 03/22 941
Short Positions
Australia 10 Year Government Bond Futures 6 AUD 835 03/22
1
Canadian 10 Year Government Bond Futures 63 CAD 8,985 03/22
(211)
Euro- Btp Futures 26 EUR 3,822 03/22
71
Euro-Bund Futures 190 EUR 32,561 03/22
712
Japanese 10 Year Government Bond Futures 1 JPY 151,589 03/22
4
Long Gilt Futures 184 GBP 22,982 03/22
29
United States 2 Year Treasury Note Futures 161 USD 35,126 03/22
28
United States 5 Year Treasury Note Futures 23 USD 2,782 03/22
(11)
United States 10 Year Treasury Note Futures 21 USD 2,740 03/22
(6)
United States 10 Year Ultra Treasury Note Futures 26 USD 3,808 03/22
(33)
United States Treasury Long Bond Futures 65 USD 10,428 03/22
(43)
United States Treasury Ultra Bond Futures 12 USD 2,365 03/22 (59)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 3,914
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 67 AUD 93
03/10/22
—
Bank of America USD 684 GBP 516
01/25/22
15
Bank of America USD 118 NOK 1,044
03/10/22
—
Bank of America AUD 23,731 USD 16,852
03/10/22
(416)
Bank of America NOK 76,437 USD 8,397
03/10/22
(272)
Bank of Montreal USD 4,019 JPY 456,880
03/16/22
(45)
Bank of Montreal USD 3,511 NOK 31,200
03/16/22
28
Bank of Montreal SEK 33,800 USD 3,744
03/16/22
2
BNP Paribas USD 1,396 EUR 1,205
01/18/22
(23)
Citigroup USD 1,760 AUD 2,387
01/25/22
(23)
Citigroup USD 1,760 CAD 2,245
01/25/22
15
Citigroup USD 1,770 CAD 2,196
01/25/22
(34)
Citigroup USD 18 CLP 14,959
01/25/22
—
Citigroup USD 34 CLP 28,688
01/25/22
(1)
Citigroup USD 71 CLP 57,998
01/25/22
(4)
Citigroup USD 82 CLP 67,064
01/25/22
(4)
Citigroup USD 82 CLP 67,039
01/25/22
(4)
Citigroup USD 82 CLP 67,140
01/25/22
(4)
Citigroup USD 82 CLP 66,990
01/25/22
(4)
Citigroup USD 121 CLP 98,355
01/25/22
(6)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
108 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 150 CLP 121,680
01/25/22
(8)
Citigroup USD 263 CLP 211,570
01/25/22
(16)
Citigroup USD 300 CLP 257,400
01/25/22
1
Citigroup USD 1,129 CLP 933,654
01/25/22
(36)
Citigroup USD 1,159 CNY 7,456
01/25/22
12
Citigroup USD 1,241 CNY 7,979
01/25/22
13
Citigroup USD 287 COP 1,115,697
01/25/22
(13)
Citigroup USD 291 COP 1,134,900
01/25/22
(13)
Citigroup USD 583 COP 2,271,189
01/25/22
(26)
Citigroup USD 263 EUR 233
01/25/22
2
Citigroup USD 317 EUR 272
01/25/22
(7)
Citigroup USD 387 EUR 342
01/25/22
3
Citigroup USD 409 EUR 350
01/25/22
(10)
Citigroup USD 174 GBP 131
01/25/22
3
Citigroup USD 12,789 GBP 9,606
03/10/22
210
Citigroup USD 128 ILS 402
01/25/22
2
Citigroup USD 143 ILS 451
01/25/22
2
Citigroup USD 199 ILS 629
01/25/22
4
Citigroup USD 200 ILS 627
01/25/22
2
Citigroup USD 286 ILS 899
01/25/22
3
Citigroup USD 824 ILS 2,590
01/25/22
9
Citigroup USD 341 INR 25,668
01/25/22
3
Citigroup USD 425 INR 31,992
01/25/22
4
Citigroup USD 425 INR 31,980
01/25/22
4
Citigroup USD 667 INR 50,350
01/25/22
7
Citigroup USD 1,093 INR 82,449
01/25/22
11
Citigroup USD 13,081 JPY 1,476,095
03/10/22
(242)
Citigroup USD 4,016 JPY 456,880
03/16/22
(42)
Citigroup USD 1,158 KRW 1,375,145
01/25/22
(2)
Citigroup USD 310 MXN 6,438
01/18/22
4
Citigroup USD 87 MXN 1,850
01/25/22
3
Citigroup USD 92 MXN 1,937
01/25/22
2
Citigroup USD 189 MXN 3,971
01/25/22
4
Citigroup USD 3,505 NOK 31,200
03/16/22
33
Citigroup USD 93 NZD 137
03/10/22
—
Citigroup USD 8,466 NZD 12,440
03/10/22
45
Citigroup USD 193 ZAR 3,111
01/25/22
1
Citigroup USD 223 ZAR 3,570
01/25/22
1
Citigroup USD 223 ZAR 3,567
01/25/22
—
Citigroup USD 290 ZAR 4,634
01/25/22
—
Citigroup USD 447 ZAR 7,082
01/25/22
(4)
Citigroup USD 541 ZAR 8,682
01/25/22
2
Citigroup AUD 10 USD 7
01/25/22
—
Citigroup AUD 503 USD 373
01/25/22
7
Citigroup AUD 1,116 USD 825
01/25/22
13
Citigroup AUD 2,377 USD 1,770
01/25/22
40
Citigroup BRL 2,353 USD 427
02/02/22
7
Citigroup BRL 2,441 USD 444
02/02/22
9
Citigroup CAD 4,452 USD 3,520
01/25/22
—
Citigroup CLP 68,695 USD 84
01/25/22
3
Citigroup CLP 69,249 USD 84
01/25/22
3
Citigroup CLP 152,852 USD 184
01/25/22
5

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 109
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup CLP 470,643 USD 590
01/25/22
39
Citigroup CNY 15,467 USD 2,383
01/25/22
(47)
Citigroup COP 273,471 USD 70
01/25/22
3
Citigroup COP 404,797 USD 103
01/25/22
4
Citigroup COP 547,409 USD 139
01/25/22
5
Citigroup COP 1,090,455 USD 278
01/25/22
10
Citigroup EUR 144 GBP 123
01/25/22
3
Citigroup EUR 1,620 GBP 1,382
01/25/22
25
Citigroup EUR 255 HUF 93,298
01/25/22
(3)
Citigroup EUR 255 HUF 93,132
01/25/22
(4)
Citigroup EUR 1,526 HUF 551,437
01/25/22
(42)
Citigroup EUR 260 NOK 2,656
01/25/22
5
Citigroup EUR 80 USD 90
01/25/22
(1)
Citigroup EUR 148 USD 173
01/25/22
4
Citigroup EUR 199 USD 231
01/25/22
4
Citigroup EUR 279 USD 317
01/25/22
(1)
Citigroup EUR 475 USD 550
01/25/22
9
Citigroup EUR 675 USD 783
01/25/22
15
Citigroup EUR 950 USD 1,074
01/25/22
(8)
Citigroup EUR 1,100 USD 1,247
01/25/22
(6)
Citigroup EUR 1,353 USD 1,530
01/25/22
(11)
Citigroup EUR 1,500 USD 1,692
01/25/22
(16)
Citigroup EUR 1,538 USD 1,780
01/25/22
28
Citigroup EUR 2,050 USD 2,351
01/25/22
16
Citigroup EUR 14,475 USD 16,822
01/25/22
337
Citigroup GBP 864 EUR 1,020
01/25/22
(7)
Citigroup GBP 1,880 EUR 2,217
01/25/22
(19)
Citigroup GBP 74 USD 102
01/25/22
2
Citigroup GBP 242 USD 333
01/25/22
5
Citigroup GBP 56 USD 76
03/10/22
—
Citigroup HUF 57,796 EUR 159
01/25/22
4
Citigroup HUF 108,348 EUR 299
01/25/22
7
Citigroup HUF 120,193 EUR 330
01/25/22
6
Citigroup HUF 142,647 EUR 394
01/25/22
10
Citigroup HUF 314,353 EUR 868
01/25/22
21
Citigroup IDR 2,169,764 USD 150
01/18/22
(2)
Citigroup ILS 1,317 USD 420
01/25/22
(3)
Citigroup ILS 1,586 USD 506
01/25/22
(4)
Citigroup ILS 2,641 USD 844
01/25/22
(6)
Citigroup INR 7,650 USD 102
01/25/22
(1)
Citigroup INR 7,753 USD 103
01/25/22
(1)
Citigroup INR 16,084 USD 214
01/25/22
(1)
Citigroup INR 31,025 USD 412
01/25/22
(3)
Citigroup INR 70,661 USD 939
01/25/22
(8)
Citigroup INR 89,684 USD 1,178
01/25/22
(23)
Citigroup JPY 58,020 USD 512
01/25/22
7
Citigroup JPY 175,700 USD 1,544
01/25/22
17
Citigroup JPY 1,738,646 USD 15,261
01/25/22
144
Citigroup JPY 495,204 USD 4,302
03/10/22
(5)
Citigroup MXN 1,900 USD 90
01/25/22
(2)
Citigroup MXN 4,463 USD 217
01/25/22
—
Citigroup MXN 4,800 USD 229
01/25/22
(5)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
110 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup MXN 49,563 USD 2,387
01/25/22
(25)
Citigroup MXN 60,577 USD 2,916
01/25/22
(32)
Citigroup PHP 2,382 USD 47
01/25/22
—
Citigroup PHP 6,892 USD 135
01/25/22
1
Citigroup PHP 10,319 USD 203
01/25/22
2
Citigroup PHP 10,438 USD 205
01/25/22
2
Citigroup PHP 17,207 USD 337
01/25/22
2
Citigroup PHP 34,408 USD 674
01/25/22
4
Citigroup PHP 69,444 USD 1,360
01/25/22
8
Citigroup SEK 33,800 USD 3,740
03/16/22
(3)
Citigroup ZAR 518 USD 34
01/25/22
2
Citigroup ZAR 2,785 USD 184
01/25/22
10
Citigroup ZAR 11,638 USD 754
01/25/22
26
Citigroup ZAR 35,932 USD 2,406
01/25/22
159
Goldman Sachs USD 75 RUB 5,535
01/18/22
(1)
Goldman Sachs USD 147 RUB 10,880
01/18/22
(2)
Goldman Sachs EUR 18,069 USD 20,488
01/25/22
(93)
JPMorgan Chase USD 106 AUD 145
01/18/22
—
JPMorgan Chase USD 4,015 JPY 456,880
03/16/22
(41)
JPMorgan Chase USD 3,499 NOK 31,200
03/16/22
39
JPMorgan Chase GBP 14,572 USD 19,637
01/25/22
(86)
JPMorgan Chase SEK 33,800 USD 3,736
03/16/22
(7)
Morgan Stanley USD 208 BRL 1,155
01/18/22
(2)
Royal Bank of Canada USD 8,417 CAD 10,792
03/10/22
113
Royal Bank of Canada USD 4,017 JPY 456,880
03/16/22
(43)
Royal Bank of Canada USD 3,491 NOK 31,200
03/16/22
47
Royal Bank of Canada CAD 10,792 USD 8,438
03/10/22
(92)
Royal Bank of Canada SEK 33,800 USD 3,738
03/16/22
(4)
Standard Chartered USD 4,015 JPY 456,880
03/16/22
(41)
Standard Chartered USD 3,504 NOK 31,200
03/16/22
34
Standard Chartered SEK 33,800 USD 3,740
03/16/22
(3)
State Street USD 4,342 EUR 3,826
03/10/22
20
State Street EUR 7,609 USD 8,648
03/10/22
(26)
State Street SEK 116 USD 13
03/10/22
—
State Street SEK 77,312 USD 8,578
03/10/22
17
UBS USD 436 CHF 397
03/10/22
1
UBS CHF 23,946 USD 26,126
03/10/22
(198)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (433)
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Credit Suisse NZD 16,900 2.019%
(2)
3 Month
NZD-BBR-Telerate
(3)
01/25/23
—
24 24
Credit Suisse USD 9,400 3 Month LIBOR
(3)
0.587%
(2)
04/25/23
—
12 12
Credit Suisse EUR 2,500 0.476%
(4)
6 Month EURIBOR
(4)
10/27/23
—
— —
Credit Suisse EUR 2,500 6 Month EURIBOR
(3)
-0.339%
(3)
01/25/24
—
3 3
Credit Suisse USD 5,900 3 Month LIBOR
(3)
0.910%
(2)
01/25/24
—
8 8

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 111
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Credit Suisse CZK 6,923 3.950%
(3)
6 Month PRIBOR
(4)
01/25/24
—
(4) (4)
Credit Suisse CZK 7,364 3.950%
(2)
6 Month PRIBOR
(2)
01/25/24
—
(4) (4)
Credit Suisse USD 9,100 3 Month LIBOR
(2)
0.710%
(2)
01/25/24
—
48 48
Credit Suisse CZK 9,499 3.850%
(3)
6 Month PRIBOR
(4)
01/25/24
—
— —
Credit Suisse CZK 14,287 6 Month PRIBOR
(4)
3.950%
(3)
01/25/24
—
8 8
Credit Suisse CZK 17,200 6 Month PRIBOR
(4)
3.850%
(3)
01/25/24
—
10 10
Credit Suisse ZAR 18,400 3 Month JIBAR
(2)
5.650%
(2)
01/25/24
—
(4) (4)
Credit Suisse CZK 23,900 6 Month PRIBOR
(4)
3.743%
(3)
01/25/24
—
16 16
Credit Suisse ZAR 55,700 3 Month JIBAR
(2)
5.630%
(2)
01/25/24
—
(10) (10)
Credit Suisse ZAR 86,299 3 Month JIBAR
(2)
5.663%
(2)
01/25/24
—
(15) (15)
Credit Suisse EUR 900 0.336%
(4)
6 Month EURIBOR
(4)
10/27/26
—
— —
Credit Suisse EUR 20,200 6 Month EURIBOR
(3)
0.273%
(3)
10/27/26
—
— —
Credit Suisse USD 2,400 3 Month LIBOR
(3)
1.372%
(2)
01/25/27
—
1 1
Credit Suisse EUR 5,200 -0.08 0%
(3)
6 Month EURIBOR
(4)
01/25/27
—
(32) (32)
Credit Suisse EUR 7,200 -0.078%
(4)
6 Month EURIBOR
(4)
01/25/27
—
(19) (19)
Credit Suisse ILS 7,600 0.825%
(2)
3 Month TELBOR
(4)
01/25/27
—
7 7
Credit Suisse SEK 54,100 3 Month STIBOR
(4)
0.714%
(2)
01/25/27
—
— —
Credit Suisse EUR 1,000 0.040%
(4)
6 Month EURIBOR
(4)
10/27/31
—
— —
Credit Suisse EUR 6,814 0.035%
(4)
6 Month EURIBOR
(4)
10/27/31
—
— —
Credit Suisse MXN 7,359 7.477%
(1)
Mexico Interbank 28
Day Deposit Rate
(1)
01/13/32
—
(2) (2)
Credit Suisse MXN 7,516 7.492%
(1)
Mexico Interbank 28
Day Deposit Rate
(1)
01/13/32
—
(1) (1)
Credit Suisse MXN 27,700 7.641%
(1)
Mexico Interbank 28
Day Deposit Rate
(1)
01/13/32
—
9 9
Credit Suisse MXN 30,900 7.716%
(1)
Mexico Interbank 28
Day Deposit Rate
(1)
01/13/32
—
19 19
Credit Suisse USD 1,700 3 Month LIBOR
(2)
1.703%
(2)
01/25/32
—
(19) (19)
Credit Suisse USD 6,500 3 Month LIBOR
(2)
1.687%
(2)
01/25/32
—
(61) (61)
Credit Suisse EUR 7,814 6 Month EURIBOR
(3)
0.250%
(3)
01/25/32
—
(95) (95)
Credit Suisse CAD 8,000 2.081%
(3)
6 Month Canadian
Dealer Offer Rate
(3)
01/25/32
—
64 64
Credit Suisse USD 9,206 3 Month LIBOR
(2)
1.701%
(2)
01/25/32
—
(98) (98)
Credit Suisse EUR 2,350 6 Month EURIBOR
(3)
0.517%
(3)
01/25/52
—
(30) (30)
Credit Suisse EUR 213 6 Month EURIBOR
(3)
0.428%
(3)
06/10/71
—
(9) (9)
Credit Suisse EUR 232 6 Month EURIBOR
(3)
0.420%
(3)
06/10/71
—
(9) (9)
Credit Suisse EUR 454 6 Month EURIBOR
(3)
0.340%
(3)
06/10/71 —
— —
Total Open Interest Rate Swap Contracts (å)
—
(183) (183)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
112 Strategic Bond Fund
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA Emerging
Markets Index Goldman Sachs
Purchase
USD 20,300 (1.000%)
(2)
12/20/26
704
105 809
CDX NA Investment Grade
Index Bank of America
Sell
USD 5,170 1.000%
(2)
12/20/26
108
19 127
CDX NA Investment Grade
Index Goldman Sachs Purchase USD 102,000 (1.000%)
(2)
12/20/26
(2,410)
(94) (2,504)
Total Open Credit Indices Contracts (å)
(1,598)
30 (1,568)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Asset-Backed Securities $ — $ 24,934 $ 632
$ —
$ 25,566 2.5
Corporate Bonds and Notes — 203,442 —
—
203,442 19.8
International Debt — 201,240 —
—
201,240 19.6
Loan Agreements — 3, 77 2 —
—
3,772 0.4
Mortgage-Backed Securities — 159,926 —
—
159,926 15.6
Municipal Bonds — 537 —
—
537 0.1
Non-US Bonds — 91,100 —
—
91,100 8.9
United States Government Treasuries — 184,919 —
—
184,919 18.0
Common Stocks — — —
—
— —
Short-Term Investments — 40,56 2 — 93,16 6 133,728 13.0
Total Investments — 910, 432 632 93,16 6 1,004,230 97.9
Other Assets and Liabilities, Net
2.1
100.0
Other Financial Instruments
Assets
Futures Contracts 4,399 — — — 4,399 0.4
Foreign Currency Exchange Contracts — 1,754 — — 1,754 0.2
Interest Rate Swap Contracts — 229 — — 229 —
*
Credit Default Swap Contracts — 936 — — 936 0.1
A
Liabilities
Futures Contracts (485) — — — (485) (—)
*
Foreign Currency Exchange Contracts — (2,187) — — (2,187) (0.2)
Interest Rate Swap Contracts — (412) — — (412) (—)
*
Credit Default Swap Contracts — (2,504) — — (2,504) (0.2)
Total Other Financial Instruments
**
$ 3,914 $ (2,184) $ — $ — $ 1,730

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 113
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended December 31, 2021, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
December 31, 2021, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Albania ...................................................................................
1,073
Andorra ...................................................................................
4,011
Argentina ................................................................................
1,050
Australia .................................................................................
6,367
Belgium ..................................................................................
4,625
Bermuda .................................................................................
23,620
Brazil ......................................................................................
3,074
Canada ....................................................................................
15,227
Cayman Islands .......................................................................
48,802
Chile .......................................................................................
1,779
China ......................................................................................
8,688
Colombia .................................................................................
2,289
Czech Republic .......................................................................
972
Denmark .................................................................................
1,331
Egypt ......................................................................................
1,836
Finland ...................................................................................
1,013
France .....................................................................................
8,941
Germany .................................................................................
8,386
Hong Kong ..............................................................................
233
India .......................................................................................
3,945
Indonesia ................................................................................
529
Ireland ....................................................................................
24,301
Israel .......................................................................................
518
Italy ........................................................................................
6,944
Japan ......................................................................................
21,071
Kazakhstan .............................................................................
949
Kuwait ....................................................................................
719
Luxembourg ............................................................................
392
Macao .....................................................................................
1,885
Malaysia ..................................................................................
814
Mexico ....................................................................................
12,702
Morocco ..................................................................................
383
Netherlands ............................................................................
6,898
Nigeria ....................................................................................
623
Norway ....................................................................................
952
Oman ......................................................................................
836
Panama ...................................................................................
375
Paraguay .................................................................................
228
Peru ........................................................................................
3,954
Qatar .......................................................................................
1,111

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
114 Strategic Bond Fund
Amounts in thousands
Country Exposure
Fair Value
$
Romania ..................................................................................
3,983
Russia .....................................................................................
1,640
Saudi Arabia ...........................................................................
1,566
Singapore ................................................................................
200
South Africa ............................................................................
2,964
South Korea ............................................................................
3,563
Spain .......................................................................................
1,834
Switzerland .............................................................................
5,360
Togo ........................................................................................
503
Tunisia ....................................................................................
2,921
United Arab Emirates .............................................................
1,881
United Kingdom ......................................................................
33,651
United States ...........................................................................
709,995
Zambia ....................................................................................
723
Total Investments ....................................................................
1,004,230

Russell Investment Funds
Strategic Bond Fund
Fair Value of Derivative Instruments — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 115
Amounts in thousands
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 1,754 $ —
Variation margin on futures contracts* — — 4,399
Interest rate swap contracts, at fair value — — 229
Credit default swap contracts, at fair value 936 — —
Total
$ 936 $ 1,754 $ 4,628
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ — $ — $ 485
Unrealized depreciation on foreign currency exchange contracts — 2,187 —
Interest rate swap contracts, at fair value — — 412
Credit default swap contracts, at fair value 2,504 — —
Total
$ 2,504 $ 2,187 $ 897
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments** $ — $ — $ (36)
Futures contracts — — (14,455)
Options written — — 212
Interest rate swap contracts — — 2,942
Credit default swap contracts (1,367) — —
Foreign currency exchange contracts — 4,770 —
Total
$ (1,367) $ 4,770 $ (11,337)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ — $ — $ 4,935
Options written — — (11)
Interest rate swap contracts — — (1,419)
Credit default swap contracts 224 — —
Foreign currency exchange contracts — 282 —
Total
$ 224 $ 282 $ 3,505
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations .
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2021
See accompanying notes which are an integral part of the financial statements.
116 Strategic Bond Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 1,754 $ — $ 1,754
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 229 — 229
Credit Default Swap Contracts Credit default swap contracts, at fair value 93 6 — 93 6
Total Financial and Derivative Assets
2,9 19 — 2,9 19
Financial and Derivative Assets not subject to a netting agreement
(1,03 8 ) — (1,03 8 )
Total Financial and Derivative Assets subject to a netting agreement
$ 1,881 $ — $ 1,881
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 142 $ — $ — $ 142
Bank of Montreal
29 29 — —
Citigroup
1,438 781 — 657
JPMorgan Chase
39 39 — —
Royal Bank of Canada
160 139 — 21
Standard Chartered
34 34 — —
State Street
38 26 11 1
UBS
1 1 — —
Total
$ 1,881 $ 1,049 $ 11 $ 821

Russell Investment Funds
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
December 31, 2021
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 117
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 2,187 $ — $ 2,187
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 41 2 — 41 2
Credit Default Swap Contracts Credit default swap contracts, at fair value 2,504 — 2,504
Total Financial and Derivative Liabilities
5,10 3 — 5,10 3
Financial and Derivative Liabilities not subject to a netting agreement
(2,91 5 ) — (2,91 5 )
Total Financial and Derivative Liabilities subject to a netting agreement
$ 2,188 $ — $ 2,188
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 688 $ — $ 26 $ 662
Bank of Montreal 45 29 — 16
BNP Paribas 23 — — 23
Citigroup 792 781 11 —
Goldman Sachs 96 — 96 —
JPMorgan Chase 134 39 — 95
Morgan Stanley 2 — — 2
Royal Bank of Canada 140 139 — 1
Standard Chartered 44 34 — 10
State Street 26 26 — —
UBS 198 1 — 197
Total
$ 2,188 $ 1,049 $ 133 $ 1,006
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
118 Strategic Bond Fund
Statement of Assets and Liabilities — December 31, 2021
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 1,005,186
Investments, at fair value(>) ...........................................................................................................................................................
1,004,230
Cash ............................................................................................................................................................................................... 1,342
Foreign currency holdings(^) ......................................................................................................................................................... 748
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 1,754
Receivables:
Dividends and interest ....................................................................................................................................................... 5,031

From broker(a)(b) ............................................................................................................................................................... 13,6 02
Variation margin on futures contracts ................................................................................................................................. 4,121
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 229
Credit default swap contracts, at fair value(+) ................................................................................................................................ 936
Total assets .................................................................................................................................................
1,032,1 58
Liabilities
Payables:
Due to broker (c) ................................................................................................................................................................ 30
Investments purchased ...................................................................................................................................................... 179
Fund shares redeemed ....................................................................................................................................................... 25
Accrued fees to affiliates .................................................................................................................................................... 532
Other accrued expenses ..................................................................................................................................................... 279
Variation margin on futures contracts ................................................................................................................................. 197
Deferred capital gains tax liability ..................................................................................................................................... 1
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 2,187
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 412
Credit default swap contracts, at fair value(+) ................................................................................................................................ 2,504
Total liabilities .............................................................................................................................................
6,3 46
Net Assets ............................................................................................................................................................
$ 1,025,812

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 119
Statement of Assets and Liabilities, continued — December 31, 2021
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (2,889)
Shares of beneficial interest ...........................................................................................................................................................
981
Additional paid-in capital ..............................................................................................................................................................
1,027,720
Net Assets ............................................................................................................................................................
$ 1,025,812
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................... $ 10.46
Net assets ............................................................................................................................................................................... $ 1,025,812,257
Shares outstanding ($.01 par value) ....................................................................................................................................... 98,076,159
Amounts in thousands
(^)     Foreign currency holdings - cost $ 729
(•)     Interest rate swap contracts - premiums paid (received) $ —
(+)     Credit default swap contracts - premiums paid (received) $ (1,598)
(>)     Investments in affiliates, U.S. Cash Management Fund $ 93,166
(a)     Receivable from Broker for Futures $ 5,683
(b)     Receivable from Broker for Swaps $ 7 , 9 19
(c)     Due to Broker for Swaps $ 30
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
120 Strategic Bond Fund
Statement of Operations — For the Period Ended December 31, 2021
Amounts in thousands
Investment Income
Dividends from affiliated funds ......................................................................................................................................... $ 57
Interest .............................................................................................................................................................................. 17,607
Total investment income ...............................................................................................................................................................
17,664
Expenses
Advisory fees .................................................................................................................................................................... 5,461
Administrative fees ........................................................................................................................................................... 496
Custodian fees ................................................................................................................................................................... 216
Transfer agent fees ............................................................................................................................................................ 44
Professional fees ............................................................................................................................................................... 154
Trustees’ fees .................................................................................................................................................................... 38
Printing fees ...................................................................................................................................................................... 113
Proxy fees ......................................................................................................................................................................... 45
Miscellaneous ................................................................................................................................................................... 13
Total expenses ...............................................................................................................................................................................
6,580
Net investment income (loss) ........................................................................................................................................................
11,084
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 12,368
Investments in affiliated funds .......................................................................................................................................... (10)
Futures contracts .............................................................................................................................................................. (14,455)
Options written ................................................................................................................................................................. 212
Foreign currency exchange contracts ................................................................................................................................ 4,770
Interest rate swap contracts ............................................................................................................................................... 2,942
Credit default swap contracts ............................................................................................................................................ (1,367)
Foreign currency-related transactions ............................................................................................................................... 492
Net realized gain (loss) ..................................................................................................................................................................
4,952
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... (35,948)
Investments in affiliated funds .......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 4,935
Options written ................................................................................................................................................................. (11)
Foreign currency exchange contracts ................................................................................................................................ 282
Interest rate swap contracts ............................................................................................................................................... (1,419)
Credit default swap contracts ............................................................................................................................................ 224
Foreign currency-related transactions ............................................................................................................................... (222)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (32,160)
Net realized and unrealized gain (loss) ......................................................................................................................................... (27,208)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (16,124)

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 121
Statements of Changes in Net Assets
For the Periods Ended December 31,
Amounts in thousands
2021 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 11,084 $ 16,317
Net realized gain (loss) ...................................................................................................................... 4,952 36,454
Net change in unrealized appreciation (depreciation) ....................................................................... (32,160) 17,695
Net increase (decrease) in net assets from operations ............................................................................. (16,124) 70,466
Distributions
To shareholders ................................................................................................................................. (20,547) (45,663)
Net decrease in net assets from distributions .......................................................................................... (20,547) (45,663)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 145,314 (25,404)
Total Net Increase (Decrease) in Net Assets ..........................................................................
108,643 (601)
Net Assets
Beginning of period .................................................................................................................................
917,169 917,770
End of period ..........................................................................................................................................
$ 1,025,812 $ 917,169
* Share transaction amounts (in thousands) for the periods ended December 31, 2021 and December 31, 2020 were as follows:
2021 2020
Shares Dollars Shares Dollars
Proceeds from shares sold 15,592 $ 164,544 4,785 $ 52,480
Proceeds from reinvestment of distributions 1,950 20,54 7 4,221 45,663
Payments for shares redeemed (3,751) (39,777) (11,662) (123,547)
Total increase (decrease)
13,791 $ 145,314 (2,656) $ (25,404)

Russell Investment Funds
Strategic Bond Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
122 Strategic Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(b)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
December 31, 2021 10.88 .12 (.32) (.20) (.09) (.13)
December 31, 2020 10.56 .20 .68 .88 (.20) (.36)
December 31, 2019 10.07 .27 .65 .92 (.29) (.14)
December 31, 2018 10.37 .25 (.34) (.09) (.21) —
December 31, 2017 10.12 .20 .19 .39 (.14) —

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 123
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(d)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(b)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)
%
Portfolio
Turnover Rate
(.22) 10.46 (1.82) 1,025,812 .66 .66 1.12 93
(.56) 10.88 8.43 917,169 .69 .69 1.82 92
(.43) 10.56 9.19 917,770 .68 .68 2.52 116
(.21) 10.07 (.81) 878,661 .67 .67 2.44 96
(.14) 10.37 3.86 907,367 .67 .66 1.89 143

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
124 Strategic Bond Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended
December 31, 2021
were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2021 , the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:
For the fiscal years ended December 31, 2021 and December 31, 2020 respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent book-tax differences.
Book-tax differences are primarily due to foreign currency gains and losses, reclassifications of dividends, differences in treatment of income from swaps, net operating losses, investments in partnerships, investments in passive foreign investment companies (PFICs), tax straddle transaction, use of tax equalization and foreign capital gains taxes.  These adjustments have no impact on the net assets.
Advisory fees $ 479,796
Administration fees 43,618
Transfer agent fees 3,839
Trustee fees 4,408
$ 531,661
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 83,168 $ 924,780 $ 914,771 $ (10) $ (1) $ 93,166 $ 57 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 1,007,392,401 $ 60,434,515 $ (64,968,670) $ (4,534,155) $ 1,587,662 $ —
December 31, 2021 December 31, 2020
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 12,405,470 $ 8,141,211 $ — $ 30,702,077 $ 14,960,631 $ —

Russell Investment Funds
Global Real Estate Securities Fund
Portfolio Management Discussion and Analysis — December 31, 2021 (Unaudited)
Global Real Estate Securities Fund 125
Global Real Estate Securities Fund
Total
Return
1 Year 27 .19%
5 Years 9 .11%§
10 Years 9 .25%§
FTSE EPRA/NAREIT Developed Real Estate Index (Net)**
Total
Return
1 Year 26 .09%
5 Years 7 .81%§
10 Years 8 .64%§
MSCI World Index (Net)***
Total
Return
1 Year 21 .82%
5 Years 15 .03%§
10 Years 12 .70%§

Russell Investment Funds
Global Real Estate Securities Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2021
(Unaudited)
126 Global Real Estate Securities Fund
The Global Real Estate Securities Fund (the “Fund”) employs
a multi-manager approach whereby Russell Investment
Management, LLC (“RIM”) manages a portion of the Fund’s
assets based upon model portfolios provided by multiple non-
discretionary money managers. The Fund’s money managers
have non-discretionary assignments pursuant to which they
provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells
securities for the Fund. RIM also manages the portion of the
Fund’s assets that RIM determines not to manage based upon
model portfolios provided by the Fund’s money managers. RIM
may change the allocation of the Fund’s assets at any time. An exemptive order from the Securities and Exchange Commission
permits RIM to engage or terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of December 31,
2021, the Fund had two money managers.
What is the Fund’s investment objective?
The Fund seeks to provide current income and long term capital growth.
How did the Fund perform relative to its benchmark for the
fiscal year ended December 31, 2021?
For the fiscal year ended December 31, 2021 (the “fiscal year”), the Fund gained 27.19%. This is compared to the Fund’s
benchmark, the FTSE EPRA/NAREIT Developed Real Estate
Index (Net), which gained 26.09% during the same fiscal year.
The Fund’s performance includes operating expenses, whereas
index returns are unmanaged and do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Insurance Global Real
Estate Category, a group of funds that Morningstar considers to have investment strategies similar to those of the Fund, gained
26.86%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
For the fiscal year, the global listed property market, as measured by the FTSE EPRA/NAREIT Developed Real Estate Index (Net),
outperformed global equities. Regionally, North America led the index, followed by the United Kingdom. Continental Europe and
Asia Pacific lagged, underperforming the index.
With respect to property sectors, retail securities were top performers driven by reopening optimism and increased consumer spending. Storage also outperformed. The sector continued to benefit from solid fundamentals and experienced high occupancy during the fiscal year. Industrial stocks ended strong. COVID-19 and emerging variants weighed on performance across the office and lodging sectors. Office underperformed as companies delayed return to office plans. Lodging also lagged, impacted by limited business travel. The health care sector finished at the bottom of the index as rising interest rates weighed on the longer duration sector.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
The Fund outperformed its benchmark for the fiscal year. The overweight and positive security selection within the storage sector was a key performance driver. Overweight positioning in malls and favorable stock selection within the specialty and lodging sectors further contributed to excess returns. The underweight to Continental Europe was also rewarded. Unfavorable security selection within Hong Kong and the residential sector detracted from performance.
With respect to the Fund’s money managers, Cohen & Steers
Capital Management, Inc., Cohen & Steers UK Limited and
Cohen & Steers Asia Limited (together, “Cohen & Steers”)
outperformed the Fund’s benchmark for the fiscal year. Cohen &
Steers seeks to generate excess returns through a combination of fundamental bottom-up stock selection and top-down regional and property type allocation decisions. The overweight to storage and positive stock selection within the net lease sector drove performance. Favorable stock selection with Europe ex-UK also benefitted performance. Unfavorable stock selection within Hong
Kong detracted from performance.
RREEF America L.L.C., DWS Investments Australia Limited
and DWS Alternatives Global Limited (operating under the brand name DWS) outperformed the Fund’s benchmark for the fiscal
year. Favorable security selection among storage and health
care was a bright spot in the portfolio. Overweight positioning within industrial and malls was also rewarded. Unfavorable stock selection within the United Kingdom held back performance.
RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
During the fiscal year, RIM continued to utilize a strategy to implement regional and property sector tilting through the direct purchase of real estate stocks. Using quantitative and/or rules-
based processes and qualitative analysis, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to regional and property type exposures. The
strategy underperformed relative to the Fund’s benchmark for the fiscal year. The overweight to Japan developers and office were significant detractors during the year. Underweight positioning in lodging partially offset negative performance.

Russell Investment Funds
Global Real Estate Securities Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2021
(Unaudited)
Global Real Estate Securities Fund 127
During the fiscal year, the Fund used index futures to equitize the
Fund’s cash and this strategy performed as intended.
Describe any changes to the Fund’s structure or the money
manager line-up.
There were no changes to the Fund’s structure or money manager line-up during the fiscal year.
The views expressed in this report reflect those of the
portfolio managers only through the end of the fiscal year
covered by the report. These views do not necessarily
represent the views of RIM or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied
on as investment advice and, because investment decisions
for a Russell Investment Funds (“RIF”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIF Fund.
Money Managers as of December 31,
2021 Styles
Cohen & Steers Capital Management, Inc.,
Cohen & Steers UK Limited and Cohen &
Steers Asia Limited Market-Oriented
RREEF America L.L.C., DWS Investments
Australia Limited and DWS Alternatives
Global Limited (operating under the brand
name DWS) Market-Oriented
* Assumes initial investment on January 1, 2012.
** The FTSE EPRA/NAREIT Developed Real Estate Index (Net) is an unmanaged market-weighted total return index, which consists of publicly traded equity
REITs and listed property companies from developed markets whose floats are larger than $100 million and derive more than half of their revenue from property-
related activities and is net of dividend withholding taxes.
*** The MSCI World Index (Net) is a free float‐adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 23 developed market country indexes.
§ Annualized.
The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and Exchange
Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting Principles (“U.S.
GAAP”).

Russell Investment Funds
Global Real Estate Securities Fund
Shareholder Expense Example — December 31, 2021 (Unaudited)
128 Global Real Estate Securities Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from July 1, 2021 to December 31, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
July 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
December 31, 2021 $ 1,097.10 $ 1,020. 62
Expenses Paid During Period* $ 4.81 $ 4.63
* Expenses are equal to the Fund's annualized expense ratio of 0.91%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 129
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 97.4%
Australia - 4.2%
BGP Holdings PLC(Æ)(Š) 926,311 —
Charter Hall Group - ADR(ö) 660,010 9,903
Dexus Property Group(ö) 1,032,195 8,353
Goodman Group(ö) 150,485 2,906
GPT Group (The)(ö) 1,524,193 6,012
Mirvac Group(ö) 4,849,558 10,283
Scentre Group(ö) 3,338,485 7,678
Shopping Centres Australasia Property
Group(ö) 1,217,801 2,632
47,767
Belgium - 1.1%
Aedifica SA(ö) 44,367 5,805
VGP NV 15,349 4,472
Warehouses De Pauw CVA(ö) 38,315 1,840
12,117
Canada - 2.2%
Allied Properties Real Estate Investment
Trust(ö) 101,212 3,517
Canadian Apartment Properties(Ñ)(ö) 176,782 8,380
Granite Real Estate Investment Trust(ö) 55,240 4,603
RioCan Real Estate Investment Trust(ö) 208,736 3,785
Tricon Residential, Inc. 337,251 5,159
25,444
China - 0.1%
Longfor Group Holdings, Ltd.(Þ) 172,500 812
France - 1.3%
ARGAN SA(ö) 22,143 2,935
Gecina SA(ö) 19,772 2,766
Icade SA(ö) 59,534 4,275
Klepierre SA - GDR(ö) 202,507 4,801
14,777
Germany - 4.2%
Alstria Office REIT-AG(ö) 19,127 425
Instone Real Estate Group SE(Þ) 39,658 751
LEG Immobilien SE 38,997 5,448
Sirius Real Estate, Ltd. 1,920,577 3,676
VIB Vermoegen AG(Æ) 15,634 809
Vonovia SE 674,854 37,263
48,372
Hong Kong - 4.0%
CK Asset Holdings, Ltd. 1,529,500 9,645
Hongkong Land Holdings, Ltd. 412,500 2,144
Hysan Development Co., Ltd. 248,000 767
Link Real Estate Investment Trust(ö) 1,517,500 13,368
New World Development Co., Ltd. 131,000 519
Sun Hung Kai Properties, Ltd. 1,017,500 12,352
Swire Properties, Ltd. 502,400 1,259
Wharf Real Estate Investment Co., Ltd. 1,108,000 5,628
45,682
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Japan - 8.7%
Activia Properties, Inc.(ö) 2,191 7,924
Daibiru Corp. 178,700 3,433
Daiwa House REIT Investment Corp.(ö) 151 457
Global One Real Estate Investment
Corp.(ö) 2,610 2,730
GLP J-REIT(ö) 3,381 5,842
Hulic Co., Ltd. 39,000 370
Hulic REIT, Inc.(ö) 2,518 3,788
Invincible Investment Corp.(ö) 6,753 2,134
Japan Excellent, Inc.(ö) 414 480
Japan Retail Fund Investment Corp.(ö) 3,557 3,065
Keihanshin Building Co., Ltd. 103,300 1,399
Kenedix Retail REIT Corp.(ö) 1,827 4,499
LaSalle Logiport REIT(ö) 2,221 3,909
Mitsubishi Estate Co., Ltd. 518,900 7,193
Mitsui Fudosan Co., Ltd. 775,200 15,355
Mitsui Fudosan Logistics Park, Inc.(ö) 534 2,994
MORI Trust Hotel REIT, Inc.(ö) 4,013 4,333
MORI Trust Sogo REIT, Inc.(ö) 3,053 3,843
Nippon Accommodations Fund, Inc.(ö) 104 600
Nippon Building Fund, Inc.(ö) 846 4,928
Nippon Prologis REIT, Inc.(Æ)(ö) 423 1,496
Nippon REIT Investment Corp.(ö) 41 146
Nomura Real Estate Holdings, Inc. 30,300 697
Nomura Real Estate Master Fund, Inc.(ö) 2,504 3,522
Samty Residential Investment Corp.
(Æ)(ö) 1,785 1,999
Sumitomo Realty & Development Co.,
Ltd. 103,700 3,050
Tokyu Fudosan Holdings Corp. 1,135,100 6,346
United Urban Investment Corp.(ö) 3,060 3,597
100,129
Macao - 0.2%
Sands China, Ltd.(Æ) 864,000 2,013
Netherlands - 1.0%
CTP NV(Þ) 176,294 3,751
Unibail - Rodamco -Westfield(Æ)(ö) 108,581 7,570
11,321
Singapore - 3.0%
Ascott Residence Trust 1,746,200 1,335
Capitaland Investment, Ltd.(Æ) 3,321,800 8,407
CapitaLand Mall Trust Class A(ö) 3,633,798 5,503
City Developments, Ltd. 486,700 2,461
Daiwa House Logistics Trust(Æ)(ö) 1,433,700 851
Digital Core REIT Management Pte , Ltd.
(Æ)(ö) 969,700 1,125
Frasers Logistics & Industrial Trust(ö) 3,028,800 3,417
Keppel REIT(ö) 3,842,900 3,222
Mapletree Industrial Trust(ö) 1,092,465 2,198
Mapletree Logistics Trust(Æ)(ö) 1,639,400 2,311

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
130 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Parkway Life Real Estate Investment
Trust(Æ)(ö) 995,555 3,790
34,620
Spain - 0.5%
Arima Real Estate Socimi SA(Æ)(ö) 139,540 1,452
Inmobiliaria Colonial Socimi SA(ö) 302,022 2,838
Neinor Homes SA(Æ)(Þ) 152,905 1,823
6,113
Sweden - 2.5%
Castellum AB 342,211 9,176
Catena AB 41,216 2,573
Fabege AB 409,330 6,829
Fastighets AB Balder Class B(Æ) 117,321 8,463
Wihlborgs Fastigheter AB 85,285 1,934
28,975
United Kingdom - 5.8%
Assura PLC(ö) 3,630,831 3,431
Big Yellow Group PLC(ö) 157,456 3,633
British Land Co. PLC (The)(ö) 1,392,480 9,985
Derwent London PLC(ö) 66,187 3,058
Grainger PLC 1,720,633 7,337
Life Science REIT PLC(Æ)(ö) 552,397 757
LondonMetric Property PLC(ö) 1,705,618 6,537
PRS REIT PLC (The)(ö) 832,870 1,240
Safestore Holdings PLC(ö) 238,097 4,536
Segro PLC(ö) 898,938 17,461
Tritax EuroBox PLC(Þ) 1,089,673 1,714
UNITE Group PLC (The)(ö) 309,694 4,648
Workspace Group PLC(ö) 199,732 2,187
66,524
United States - 58.6%
Agree Realty Corp.(ö) 111,277 7,941
Alexandria Real Estate Equities, Inc.(ö) 30,321 6,760
American Homes 4 Rent Class A(ö) 195,276 8,516
American Tower Corp.(ö) 10,607 3,103
Americold Realty Trust(ö) 323,454 10,606
Apartment Income REIT Corp.(ö) 308,583 16,870
Apple Hospitality REIT, Inc.(ö) 49,944 807
AvalonBay Communities, Inc.(ö) 100,511 25,388
Boston Properties, Inc.(ö) 94,440 10,878
Boyd Gaming Corp.(Æ) 38,068 2,496
Brixmor Property Group, Inc.(ö) 220,644 5,607
Caesars Entertainment, Inc.(Æ) 16,636 1,556
Crown Castle International Corp.(ö) 2,006 419
CyrusOne , Inc.(ö) 55,832 5,009
Digital Realty Trust, Inc.(ö) 187,756 33,208
Duke Realty Corp.(ö) 209,540 13,754
EastGroup Properties, Inc.(ö) 52,049 11,859
Empire State Realty Trust, Inc. Class
A(ö) 342,181 3,045
Equinix , Inc.(Æ)(ö) 23,334 19,737
Essential Properties Realty Trust, Inc.(ö) 276,211 7,963
Essex Property Trust, Inc.(ö) 40,510 14,269
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Extra Space Storage, Inc.(ö) 142,636 32,340
First Industrial Realty Trust, Inc.(ö) 113,845 7,537
Healthcare Trust of America, Inc. Class
A(ö) 134,036 4,475
Healthpeak Properties, Inc.(ö) 399,763 14,427
Highwoods Properties, Inc.(ö) 109,268 4,872
Host Hotels & Resorts, Inc.(Æ)(ö) 489,957 8,520
Independence Realty Trust, Inc.(ö) 269,528 6,962
Invitation Homes, Inc.(ö) 264,140 11,976
Jones Lang LaSalle, Inc.(Æ) 25,019 6,739
Kimco Realty Corp.(ö) 860,127 21,202
Kite Realty Group Trust(ö) 328,861 7,163
Lamar Advertising Co. Class A(ö) 45,382 5,505
Life Storage, Inc.(Æ)(ö) 109,764 16,814
Medical Properties Trust, Inc.(ö) 387,516 9,157
Mid-America Apartment Communities,
Inc.(ö) 75,597 17,345
NetSTREIT Corp.(ö) 122,427 2,804
Omega Healthcare Investors, Inc.(ö) 82,557 2,443
Orion Office REIT, Inc.(Æ)(ö) 4,606 86
Park Hotels & Resorts, Inc.(Æ)(ö) 120,364 2,272
Pebblebrook Hotel Trust(ö) 31,660 708
Prologis, Inc.(ö) 417,548 70,297
Public Storage(ö) 69,622 26,078
Realty Income Corp.(ö) 220,608 15,793
Regency Centers Corp.(ö) 103,051 7,765
Ryman Hospitality Properties, Inc.(Æ)(ö) 85,896 7,899
SBA Communications Corp.(ö) 19,749 7,683
Simon Property Group, LP(ö) 269,081 42,991
Spirit Realty Capital, Inc.(ö) 37,690 1,816
STAG Industrial, Inc.(ö) 164,790 7,903
Sun Communities, Inc.(ö) 125,264 26,302
UDR, Inc.(ö) 305,511 18,328
Ventas, Inc.(ö) 80,221 4,101
VICI Properties, Inc.(Ñ)(ö) 174,384 5,251
Welltower , Inc.(ö) 376,902 32,327
Weyerhaeuser Co.(ö) 76,091 3,133
670,805
Total Common Stocks
(cost $807,429) 1,115,471
Short-Term Investments - 2.0%
United States - 2.0%
U.S. Cash Management Fund(@) 23,452,466 (∞) 23,445
Total Short-Term Investments
(cost $23,446) 23,445
Other Securities - 0.5%
U.S. Cash Collateral Fund(@)(×) 5,413,740 (∞) 5,414
Total Other Securities
(cost $5,414) 5,414
Total Investments - 99.9%
(identified cost $836,289) 1,144,330

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 131
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Other Assets and Liabilities, Net
- 0.1%
1,007
Net Assets - 100.0%
1,145,337

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
132 Global Real Estate Securities Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
0.8%
CTP NV 04/06/21 EUR 176,294 20.12 3,547
3,751
Instone Real Estate Group SE 03/28/19 EUR 39,658 21.84 866
751
Longfor Group Holdings, Ltd. 10/11/21 HKD 172,500 4.45 768
812
Neinor Homes SA 05/31/21 EUR 152,905 13.63 2,084
1,823
Tritax EuroBox PLC 03/15/21 EUR 1,089,673 1.45 1,575 1,714
8,851
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones U.S. Real Estate Index Futures 301 USD 13,617 03/22
663
FTSE/EPRA Europe Index Futures 167 EUR 4,136 03/22
116
Hang Seng Index Futures 10 HKD 11,726 01/22
9
MSCI Singapore Index Futures 33 SGD 1,122 01/22
7
S&P/TSX 60 Index Futures 3 CAD 769 03/22
10
SPI 200 Index Futures 7 AUD 1,286 03/22
8
TOPIX Index Futures 16 JPY 318,719 03/22 9
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 822
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 514 JPY 59,184
01/05/22
—
Bank of America EUR 701 USD 796
03/16/22
(3)
Bank of America HKD 386 USD 50
01/04/22
—
Bank of America JPY 39,572 USD 347
03/16/22
3
JPMorgan Chase USD 464 AUD 648
03/16/22
8
JPMorgan Chase USD 306 CAD 386
03/16/22
(1)
JPMorgan Chase USD 1,947 EUR 1,719
03/16/22
12
JPMorgan Chase USD 608 HKD 4,737
03/16/22
—
JPMorgan Chase USD 1,088 JPY 123,779
03/16/22
(11)
JPMorgan Chase USD 353 SGD 482
03/16/22
4
Royal Bank of Canada USD 463 AUD 648
03/16/22
8
Royal Bank of Canada USD 306 CAD 386
03/16/22
(1)
Royal Bank of Canada USD 89 EUR 79
03/16/22
1
Royal Bank of Canada USD 349 EUR 309
03/16/22
3
Royal Bank of Canada USD 445 EUR 391
03/16/22
1
Royal Bank of Canada USD 996 EUR 880
03/16/22
8
Royal Bank of Canada USD 1,948 EUR 1,719
03/16/22
11
Royal Bank of Canada USD 393 HKD 3,063
01/03/22
—
Royal Bank of Canada USD 307 HKD 2,395
03/16/22
—
Royal Bank of Canada USD 608 HKD 4,737
03/16/22
—

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 133
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada USD 87 JPY 9,893
03/16/22
(1)
Royal Bank of Canada USD 330 JPY 37,447
03/16/22
(4)
Royal Bank of Canada USD 577 JPY 65,403
03/16/22
(8)
Royal Bank of Canada USD 1,088 JPY 123,779
03/16/22
(13)
Royal Bank of Canada USD 214 SGD 292
03/16/22
3
Royal Bank of Canada USD 353 SGD 482
03/16/22
4
Royal Bank of Canada EUR 295 USD 333
03/16/22
(3)
Royal Bank of Canada HKD 589 USD 75
01/04/22
—
Royal Bank of Canada JPY 117,905 USD 1,028
01/04/22
3
Royal Bank of Canada JPY 24,280 USD 214
03/16/22
3
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 27
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 47,767 $ —
$ —
$ 47,767 4 .2
Belgium — 12,117 —
—
12,117 1 .1
Canada 25,444 — —
—
25,444 2 .2
China — 812 —
—
812 0 .1
France — 14,777 —
—
14,777 1 .3
Germany — 48,372 —
—
48,372 4 .2
Hong Kong — 45,682 —
—
45,682 4 .0
Japan — 100,129 —
—
100,129 8 .7
Macao — 2,013 —
—
2,013 0 .2
Netherlands — 11,321 —
—
11,321 1 .0
Singapore 1,976 32,644 —
—
34,620 3 .0
Spain — 6,113 —
—
6,113 0 .5
Sweden — 28,975 —
—
28,975 2 .5
United Kingdom 757 65,767 —
—
66,524 5 .8
United States 670,805 — —
—
670,805 58 .6
Short-Term Investments — — — 23,445 23,445 2 .0
Other Securities — — — 5,414 5,414 0 . 5
Total Investments 698,982 416,489 — 28,859 1,144,330 99 .9
Other Assets and Liabilities, Net
0 .1
100 .0

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
134 Global Real Estate Securities Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Other Financial Instruments
Assets
Futures Contracts 822 — — — 822 0 .1
Foreign Currency Exchange Contracts 3 69 — — 72 —
*
A
Liabilities
Foreign Currency Exchange Contracts — (45) — — (45) (—)
*
Total Other Financial Instruments
**
$ 825 $ 24 $ — $ — $ 849
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended December 31, 2021, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
December 31, 2021, were less than 1% of net assets.
Amounts in thousands
Property Sector Exposure
Fair Value
$
Diversified ..............................................................................
267,778
Healthcare ..............................................................................
74,152
Industrial ................................................................................
175,610
Internet Services & Infrastructure ...........................................
59,079
Lodging/Resorts ......................................................................
35,976
Office ......................................................................................
63,438
Residential ..............................................................................
207,664
Retail ......................................................................................
148,374
Self Storage .............................................................................
83,400
Short-Term Investments ..........................................................
23,445
Other Securities ......................................................................
5,414
Total Investments .................................................................... 1,144,330

Russell Investment Funds
Global Real Estate Securities Fund
Fair Value of Derivative Instruments — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 135
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 72
Variation margin on futures contracts* 822 —
Total
$ 822 $ 72
Location: Statement of Assets and Liabilities - Liabilities
Unrealized depreciation on foreign currency exchange contracts $ — $ 45
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 5,922 $ —
Foreign currency exchange contracts — (870)
Total
$ 5,922 $ (870)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 177 $ —
Foreign currency exchange contracts — (65)
Total
$ 177 $ (65)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2021
See accompanying notes which are an integral part of the financial statements.
136 Global Real Estate Securities Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 5,332 $ — $ 5,332
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 72 — 72
Total Financial and Derivative Assets
5,404 — 5,404
Financial and Derivative Assets not subject to a netting agreement
(3) — (3)
Total Financial and Derivative Assets subject to a netting agreement
$ 5,401 $ — $ 5,401
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 3 $ 3 $ — $ —
Citigroup
5,141 — 5,141 —
HSBC
190 — 190 —
JPMorgan Chase
25 12 — 13
Royal Bank of Canada
42 30 — 12
Total
$ 5,401 $ 45 $ 5,331 $ 25

Russell Investment Funds
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
December 31, 2021
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 137
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 45 $ — $ 45
Total Financial and Derivative Liabilities
45 — 45
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 45 $ — $ 45
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 3 $ 3 $ — $ —
JPMorgan Chase 12 12 — —
Royal Bank of Canada 30 30 — —
Total
$ 45 $ 45 $ — $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
138 Global Real Estate Securities Fund
Statement of Assets and Liabilities — December 31, 2021
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 836,289
Investments, at fair value(*)(>) ......................................................................................................................................................
1,144,330
Foreign currency holdings(^) ......................................................................................................................................................... 1,876
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 72
Receivables:
Dividends and interest ....................................................................................................................................................... 2,963
Dividends from affiliated funds .......................................................................................................................................... 1
Investments sold ................................................................................................................................................................ 2,788

Total assets .................................................................................................................................................
1,153,852
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 1,970
Fund shares redeemed ....................................................................................................................................................... 63
Accrued fees to affiliates .................................................................................................................................................... 808
Other accrued expenses ..................................................................................................................................................... 215
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 45
Payable upon return of securities loaned ....................................................................................................................................... 5,414
Total liabilities .............................................................................................................................................
8,515
Net Assets ............................................................................................................................................................
$ 1,145,337

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 139
Statement of Assets and Liabilities, continued — December 31, 2021
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 258, 449
Shares of beneficial interest ...........................................................................................................................................................
665
Additional paid-in capital ..............................................................................................................................................................
886, 223
Net Assets ............................................................................................................................................................
$ 1,145,337
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................... $ 17.22
Net assets ............................................................................................................................................................................... $ 1,145,337,332
Shares outstanding ($.01 par value) ....................................................................................................................................... 66,498,157
Amounts in thousands
(^)     Foreign currency holdings - cost $ 1,866
(*)     Securities on loan included in investments $ 5,332
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 28,859
(a)     Receivable from Broker for Futures $ 710
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
140 Global Real Estate Securities Fund
Statement of Operations — For the Period Ended December 31, 2021
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 33, 846
Dividends from affiliated funds ......................................................................................................................................... 13
Securities lending income (net) ......................................................................................................................................... 26
Less foreign taxes withheld ............................................................................................................................................... (1, 057 )
Total investment income ...............................................................................................................................................................
32,828
Expenses
Advisory fees .................................................................................................................................................................... 8,421
Administrative fees ........................................................................................................................................................... 526
Custodian fees ................................................................................................................................................................... 201
Transfer agent fees ........................................................................................................................................................... 46
Professional fees ............................................................................................................................................................... 124
Trustees’ fees .................................................................................................................................................................... 41
Printing fees ...................................................................................................................................................................... 109
Proxy fees ......................................................................................................................................................................... 48
Miscellaneous ................................................................................................................................................................... 14
Total expenses ...............................................................................................................................................................................
9,530
Net investment income (loss) ........................................................................................................................................................
23,298
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 86,687
Investments in affiliated funds .......................................................................................................................................... (3)
Futures contracts .............................................................................................................................................................. 5,922
Foreign currency exchange contracts ................................................................................................................................ (870)
Foreign currency-related transactions ............................................................................................................................... (30)
Net realized gain (loss) ..................................................................................................................................................................
91,706
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 136,865
Investments in affiliated funds .......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. 177
Foreign currency exchange contracts ................................................................................................................................ (65)
Foreign currency-related transactions ............................................................................................................................... (94)
Net change in unrealized appreciation (depreciation) ................................................................................................................... 136,884
Net realized and unrealized gain (loss) ......................................................................................................................................... 228,590
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 251,888

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 141
Statements of Changes in Net Assets
For the Periods Ended December 31,
Amounts in thousands
2021 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 23,298 $ 16,391
Net realized gain (loss) ...................................................................................................................... 91,706 (62,984)
Net change in unrealized appreciation (depreciation) ....................................................................... 136,884 5,324
Net increase (decrease) in net assets from operations ............................................................................. 251,888 (41,269)
Distributions
To shareholders ................................................................................................................................. (61,884) (12,976)
Net decrease in net assets from distributions .......................................................................................... (61,884) (12,976)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 22, 692 35,599
Total Net Increase (Decrease) in Net Assets ..........................................................................
212, 696 (18,646)
Net Assets
Beginning of period .................................................................................................................................
932,641 951,287
End of period ..........................................................................................................................................
$ 1,145, 337 $ 932,641
* Share transaction amounts (in thousands) for the periods ended December 31, 2021 and December 31, 2020 were as follows:
2021 2020
Shares Dollars Shares Dollars
Proceeds from shares sold 2,218 $ 34,704 4,515 $ 54,861
Proceeds from reinvestment of distributions 3,910 61, 884 1,029 12,976
Payments for shares redeemed (4,541) (73, 896 ) (2,411) (32,238)
Total increase (decrease)
1,587 $ 22, 692 3,133 $ 35,599

Russell Investment Funds
Global Real Estate Securities Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
142 Global Real Estate Securities Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(b)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
December 31, 2021 14.37 .36 3.44 3.80 (.78) (.17)
December 31, 2020 15.40 .26 (1.09) (.83) (.20) —
December 31, 2019 13.32 .26 2.60 2.86 (.78) —
December 31, 2018 14.81 .43 (1.26) (.83) (.64) (.02)
December 31, 2017 14.00 .29 1.34 1.63 (.54) (.28)

See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 143
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(d)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(b)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)
%
Portfolio
Turnover Rate
(.95) 17.22 27.19 1,145,337 .91 .91 2.22 68
(.20) 14.37 (5.18) 932,641 .91 .91 1.94 96
(.78) 15.40 21.64 951,287 .92 .92 1.72 81
(.66) 13.32 (5.72) 822,474 .92 .92 3.03 78
(.82) 14.81 11.80 899,454 .92 .92 2.09 84

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
144 Global Real Estate Securities Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended December 31, 2021 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2021, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:
For the fiscal years ended December 31, 2021 and December 31, 2020 respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent book-tax differences.
Book-tax differences are primarily due to foreign currency gains and losses, reclassifications of dividends, differences in treatment of income from swaps, net operating losses, investments in partnerships, investments in passive foreign investment companies (PFICs), tax straddle transaction, use of tax equalization and foreign capital gains taxes.  These adjustments have no impact on the net assets.
Advisory fees $ 752,580
Administration fees 47,036
Transfer agent fees 4,140
Trustee fees 4,329
$ 808,085
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 27,522 $ 247,419 $ 251,493 $ (3) $ — $ 23,445 $ 13 $ —
U.S. Cash Collateral Fund — 137,939 132,526 — 1 5,414 1 —
$ 27,522 $ 385,358 $ 384,019 $ (3) $ 1 $ 28,859 $ 14 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 894,232,059 $ 259,118,318 $ (8,849,578) $ 250,268,740 $ — $ 8,219,388
December 31, 2021 December 31, 2020
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 50,989,057 $ 10,894,483 $ — $ 12,976,175 $ — $ —

Russell Investment Funds
Notes to Schedule of Investments — December 31, 2021
Notes to Schedule of Investments 145
Footnotes:
Abbreviations:
(Æ) Non-income producing security.
(ö) Real Estate Investment Trust (REIT).
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(ž) Rate noted is yield-to-maturity from date of acquisition.
(ç) At amortized cost, which approximates fair value.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ï) Forward commitment.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(µ) Bond is insured by a guarantor.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(Ø) In default.
(x) The security is purchased with the cash collateral from the securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
CPI or other contractual arrangements.
(ì) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(¢) Date shown reflects next contractual call date.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933. See Note 7.
(ÿ) Notional Amount in thousands.
(Š) Value was determined using significant unobservable inputs.
(@) Affiliate.
(Ÿ) Rate noted is dividend yield at period end.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund. See Statement of Assets and Liabilities.
(∞) Unrounded units.
(v) Loan agreement still pending. Rate not available at period end.
( Û ) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short .
(
Ð
) All or a portion of the shares of this security are on loan through the reciprocal lending program with State Street. See note 2 in the
Notes to the Financial Statements .
(0)
Weekly payment frequency.
(1)
Monthly payment frequency.
(2)
Quarterly payment frequency.
(3)
Semi-annual payment frequency.
(4)
Annual payment frequency.
(5)
Payment at termination.
ADR - American Depositary Receipt
ADS - American Depositary Share
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR - Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Rate
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
GSCI - Goldman Sachs Commodity Index

Russell Investment Funds
Notes to Schedule of Investments, continued — December 31, 2021
146 Notes to Schedule of Investments
Foreign Currency Abbreviations:
HIBOR - Hong Kong Interbank Offer Rate
JIBAR - Johannesburg Interbank Agreed Rate
KSDA - Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
PRIBOR - Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
STIBOR - Stockholm Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TELBOR – Tel Aviv Interbank Offered Rate
TBA - To Be Announced Security
UK - United Kingdom
WTI - West Texas Intermediate
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON - Romanian New Leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNH - Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU - Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN - Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS - Ghanaian Cedi PHP - Philippine peso

Russell Investment Funds
Notes to Financial Highlights — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
Notes to Financial Highlights 147
(a) Average daily shares outstanding were used for this calculation.
(b) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”).
(c) Less than $.01 per share.
(d) The total return does not reflect any Insurance Company Separate Account or Policy Charges.

Russell Investment Funds
Notes to Financial Statements — December 31, 2021
148 Notes to Financial Statements
1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds. These financial statements report on five of these funds (each a “Fund” and collectively the “Funds”).
The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment
Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Third Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s
Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.
Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. Unless otherwise specified, “period” (as used within the financial statements) refers to the fiscal year ended December 31, 2021.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC (“RIFUS”).
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2021
Notes to Financial Statements 149
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as Level
2 of the fair value hierarchy. Such fixed income securities that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the NAV of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies.
Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-
the-counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker-dealer quotations are categorized as
Level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2021
150 Notes to Financial Statements
facility requires its members to provide actionable levels across complete term structures. These levels along with external third-
party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy.
Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight
Index Swap (“OIS”) rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement of a single major U.S. index);
a company development such as a material business development; a natural disaster, a public health emergency affecting one or more countries in the global economy (including an emergency which results in the closure of financial markets) or other emergency situation; or an armed conflict.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
The U.S. Strategic Equity, U.S. Small Cap Equity, International Developed Markets, Strategic Bond and Global Real Estate
Securities Funds had no transfers into or out of Level 3 for the period ended December 31, 2021.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIFUS employs third-party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process.
The significant unobservable input used in fair value measurement of certain of the Funds' preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.
The significant unobservable inputs used in fair value measurement of certain of the Funds' private equity securities include market data of comparable public companies, discount rates, EBITDA multiples, and future projected cash flows for the portfolio company.
These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Increases
(decreases) in the discount rates would result in a lower (higher) fair value measurement, while increases (decreases) in EBITDA multiples and projected cash flows would result in a higher (lower) fair value measurement.
The significant unobservable input used in the fair value measurement of certain Funds' debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2021
Notes to Financial Statements 151
These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.
Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management's estimates. Interest income is recorded daily on the accrual basis. The Strategic Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.
Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.
For each period, each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and intends to distribute all of its taxable income and capital gains.
Therefore, no federal income tax provision is required for the Funds.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. As of December 31, 2021, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended December 31, 2018 through December 31,

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2021
152 Notes to Financial Statements
2020, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Dividends and Distributions to Shareholders
Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid according to the following schedule:
The Funds intend to distribute substantially all of the distributions they receive from real estate investment trust (“REIT”)
investments, less expenses, as well as income from other investments. Such distributions may be comprised of income, return of capital, and capital gains. The Funds may also realize capital gains on the sale of its REIT shares and other investments.
Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
The Funds pay their own expenses other than those expressly assumed by Russell Investment Management, LLC (“RIM”), the
Funds’ adviser, or RIFUS. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss)
on debt obligations.
Capital Gains Taxes
The Funds may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The
International Developed Markets, Strategic Bond and Global Real Estate Securities Funds may record a deferred capital gains
Declared Payable Funds
Quarterly April, July, October and mid-December U.S. Strategic Equity, U.S. Small Cap Equity, Strategic Bond and
Global Real Estate Securities Funds
Annually Mid-December International Developed Markets Fund

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2021
Notes to Financial Statements 153
tax liability with respect to the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes as of
December 31, 2021. The accrual for capital gains and repatriation taxes is included in total distributable earnings (losses) in the
Statements of Assets and Liabilities. The amounts related to capital gains and repatriation taxes are included in net realized gain
(loss) on investments in the Statements of Operations for the following Funds:
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds' investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain
Funds may enter into foreign currency exchange contracts for trade settlement purposes. The Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.
Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the broker’s customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as receivables for variation margin on futures contracts and payables for variation margin on futures contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at fair value (securities) or receivable from broker.
Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of
Assets and Liabilities as due to broker. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.
In October 2020, the Securities and Exchange Commission (“SEC”) adopted a final rule related to the use of derivatives, reverse repurchase agreements and certain other transactions by registered investment companies that will rescind and withdraw the guidance of the SEC and its staff regarding asset segregation and cover transactions. The final rule requires funds to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk leverage limit and certain derivatives risk management program and reporting requirements.
Compliance with these new requirements will be required after an eighteen-month transition period. Following the compliance date, these requirements may limit the ability of a Fund to use derivatives and reverse repurchase agreements and similar financing transactions as part of its investment strategies.
Deferred Capital
Gains Tax
Liability
Capital Gains
Taxes
International Developed Markets Fund $ 10,772 $ 1,444
Strategic Bond Fund 607 17,066

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2021
154 Notes to Financial Statements
The effects of derivative instruments, categorized by risk exposure, on the Statements of Assets and Liabilities and the Statements of
Operations, for the period ended December 31, 2021, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.
Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.
For the period ended December 31, 2021, the following Funds entered into FX contracts primarily for the strategies listed below:
The Funds’ FX contract notional dollar values outstanding fluctuate throughout the period as required to meet strategic objectives.
The following tables illustrate the quarterly volume of FX contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.
Options
Certain Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to
Funds Strategies
International Developed Markets Fund Return enhancement, hedging, exposing cash to markets and trade settlement
Strategic Bond Fund Return enhancement and hedging
Global Real Estate Securities Fund Exposing cash to markets and trade settlement
Outstanding Contract Amounts Sold
Quarter Ended March 31, 2021 June 30, 2021 September 30, 2021 December 31, 2021
International Developed Markets Fund $ 100,891,697 $ 81,561,866 $ 79,131,695 $ 80,910,150
Strategic Bond Fund 307,787,064 367,377,537 330,401,945 335,342,257
Global Real Estate Securities Fund 25,351,016 20,265,175 20,917,113 16,673,301
Outstanding Contract Amounts Bought
Quarter Ended March 31, 2021 June 30, 2021 September 30, 2021 December 31, 2021
International Developed Markets Fund $ 100,015,944 $ 79,844,725 $ 78,407,672 $ 81,126,354
Strategic Bond Fund 309,005,326 368,853,698 333,356,712 334,962,888
Global Real Estate Securities Fund 25,181,539 19,986,772 20,720,475 16,692,320

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2021
Notes to Financial Statements 155
market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
Certain Funds may enter into swaptions (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended December 31, 2021, the Strategic Bond Fund purchased or sold options primarily for return enhancement and hedging.
The Strategic Bond Fund’s options contracts’ notional amounts fluctuate throughout the period as required to meet strategic objectives. The following table illustrates the quarterly volume of options contracts measured by notional in USD.
Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended December 31, 2021, the following Funds entered into futures contracts primarily for the strategies listed below:
The Funds’ futures contracts notional amounts fluctuate throughout the period as required to meet strategic objectives. The following table illustrates the quarterly volume of futures contracts measured by notional in USD.
Swap Agreements
Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
Certain Funds may enter into several different types of swap agreements, including credit default, interest rate, total return (equity and/or index) and currency swaps. Credit default swaps are counterparty agreements which allow the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third-party and the counterparty in the swap agrees to insure this risk in
Notional of Options Contracts Outstanding
Funds March 31, 2021 June 30, 2021 September 30, 2021 December 31, 2021
Strategic Bond Fund $ 24,055,000 $ — $ — $ —
Funds Strategies
U.S. Strategic Equity Fund Exposing cash to markets
U.S. Small Cap Equity Fund Exposing cash to markets
International Developed Markets Fund Return enhancement, hedging and exposing cash to markets
Strategic Bond Fund Return enhancement, hedging and exposing cash to markets
Global Real Estate Securities Fund Exposing cash to markets
Notional of Futures Contracts Outstanding
Funds March 31, 2021 June 30, 2021 September 30, 2021 December 31, 2021
U.S. Strategic Equity Fund $ 7,339,690 $ 14,581,240 $ 4,727,525 $ 15,703,050
U.S. Small Cap Equity Fund 8,223,250 10,962,050 12,104,400 12,111,120
International Developed Markets Fund 131,874,203 121,419,108 114,066,736 126,092,968
Strategic Bond Fund 754,026,578 605,427,669 678,740,673 711,154,384
Global Real Estate Securities Fund 26,446,737 22,720,625 32,847,702 24,976,246

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2021
156 Notes to Financial Statements
exchange for regular periodic payments. Interest rate swaps are counterparty agreements, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are counterparty agreements where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are counterparty agreements intended to expose cash to markets or to effect investment transactions consistent with the Fund’s investment objectives and strategies. Currency swaps are counterparty agreements where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a “net basis”.
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
Credit Default Swaps
The Strategic Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that one party may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, one party may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, the Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
The Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2021
Notes to Financial Statements 157
agreement generally will be adjusted by corresponding amounts. The Strategic Bond Fund may use credit default swaps on asset-
backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of December
31, 2021, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of the Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the
Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended December 31, 2021, the Strategic Bond Fund entered into credit default swaps primarily for return enhancement, hedging and exposing cash to markets.
The Strategic Bond Fund’s credit default swap contract notional amounts outstanding fluctuate throughout the period as required to meet strategic objectives. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding in USD at each quarter end.

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2021
158 Notes to Financial Statements
Interest Rate Swaps
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.
Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make.
Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, a Funds' risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.
For the period ended December 31, 2021, the Strategic Bond Fund entered into interest rate swaps primarily for return enhancement, hedging and exposing cash to markets.
The Strategic Bond Fund’s interest rate swap contract notional amounts outstanding fluctuate throughout the period as required to meet strategic objectives. The following table illustrates the quarterly volume of the Fund’s interest rate swap contracts. For the purpose of this disclosure, volume is measured by the notional amounts outstanding in USD at each quarter end.
Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended December 31, 2021, there were no total return swaps held in the Funds.
Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.
For the period ended December 31, 2021, there were no currency swaps held in the Funds.
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for, among other things, general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master
Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Credit Default Swap Notional Amounts Outstanding
Quarter Ended March 31, 2021 June 30, 2021 September 30, 2021 December 31, 2021
Strategic Bond Fund $ 68,763,000 $ 129,278,000 $ 126,131,000 $ 127,170,000
Interest Rate Swap Notional Amounts Outstanding
Quarter Ended March 31, 2021 June 30, 2021 September 30, 2021 December 31, 2021
Strategic Bond Fund $ 115,501,632 $ 83,387,166 $ 106,777,643 $ 117,375,426

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2021
Notes to Financial Statements 159
Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements contain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA Master
Agreements, Master Repo Agreements and Master Forward Agreements. Certain Funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.
Loan Agreements
The Strategic Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution
(the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement.
When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from agents it acquires direct rights against the borrower on the loan.
Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds seek to minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.
Credit Linked Notes
Certain Funds may invest in credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a
“reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.
Short Sales
The U.S. Small Cap Equity Fund may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2021
160 Notes to Financial Statements
short sale and the date on which the Fund must return the borrowed security. A Fund will realize a gain if the security declines in price between those dates. Short sales expose a Fund to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.
Although a Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When a Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. The U.S. Small Cap Equity Fund currently engages in short sale transactions that are effected through State Street Bank and Trust Company (“State Street”) but reserves the right to engage in short sale transactions through one or more other counterparties. For short sale transactions effected through State Street, the
Fund typically expects to collateralize short sale transactions through the Fund's respective reciprocal lending activity with State
Street (i.e., short sale transactions are collateralized by securities loaned to State Street for purposes of securities lending activities).
The Fund may also deliver cash to State Street for the purposes of collateralizing its short sales transactions or “memo pledge”
securities as collateral, whereby assets are designated as collateral by State Street on State Street's books but remain in the Fund's custody account. Similar to the risks generally applicable to securities lending arrangements, participation in the reciprocal lending program subjects the Fund to the risk that State Street could fail to return a security lent to it by the Fund, or fail to return the Fund's cash collateral, a risk which would increase with any decline in State Street's credit profile. However, the impact of State Street's failure to return a security lent to it by a Fund, or failure to return a Fund's cash collateral, would be mitigated by the Fund's right under such circumstances to decline to return the securities the Fund initially borrowed from State Street with respect to its short sale transactions. This risk may be heightened during periods of market stress and volatility, particularly if the type of collateral provided is different than the type of security borrowed (e.g., cash is provided as collateral for a loan of an equity security). To the extent necessary to meet collateral requirements associated with a short sale transaction involving a counterparty other than
State Street, the Funds are required to pledge assets in a segregated account maintained by the Funds' custodian for the benefit of the broker. The Fund may also use securities it owns to meet any such collateral obligations. Until the Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing liquid assets at such a level that the amount deposited in the segregated account will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of Sections 7 and 8 of the Securities Exchange Act of
1934, as amended; or (b) otherwise cover its short positions in accordance with positions taken by the staff of the SEC (e.g., taking an offsetting long position in the security sold short). These requirements may result in the Fund being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in the Fund needing to sell holdings at a disadvantageous time to satisfy its obligations or to meet segregation requirements.
If the Fund's prime broker fails to make or take delivery of a security as part of a short sale transaction, or fails to make a cash settlement payment, the settlement of the transaction may be delayed and the Fund may lose money.
As of December 31, 2021, the market value of the securities on loan through the reciprocal lending program for U.S. Small Cap
Equity Fund was $7,579,070.
As of December 31, 2021, the U.S. Small Cap Equity Fund held $13,116,852 as collateral for short sales.
Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund's total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. government or U.S. government agency obligations as collateral against the loaned securities. The collateral cannot be resold, repledged or rehypothecated. As of December 31, 2021, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Goldman Sachs Agency Lending (“GSAL”), in the U.S. Cash Collateral
Fund, an unregistered fund advised by RIM. The collateral received is recorded on a lending Fund's Statement of Assets and
Liabilities along with the related obligation to return the collateral.
Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is divided between the Fund and the securities lending agent and is reported as securities lending income on the Fund's Statement of Operations. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and the securities lending agent and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2021
Notes to Financial Statements 161
the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity (including as a result of a significant reduction in the number of market participants or transactions); significant price volatility; restrictions on foreign investment; possible difficulties in the repatriation of investment income and capital including as a result of the closure of securities markets in an emerging market country; and generally, less stringent investor protection standards as compared with investments in U.S. or other developed market equity securities. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures for such securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Emerging market countries may be more likely to experience the imposition of economic sanctions by foreign governments. In addition, emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, all material information may not be available or reliable. U.S. regulatory authorities' ability to enforce legal and/or regulatory obligations against individuals or entities, and shareholders' ability to bring derivative litigation or otherwise enforce their legal rights, in emerging market countries may be limited.
Emerging Markets Debt
The Strategic Bond Fund may invest in emerging markets debt. The Fund's emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, potentially due either to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.
Repurchase Agreements
The Strategic Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.
Mortgage-Related and Other Asset-Backed Securities
The Strategic Bond Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”).
Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations
(“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2021
162 Notes to Financial Statements
quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal
National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.
Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues.
Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and Freddie
Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and
overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private
MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2021
Notes to Financial Statements 163
characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.
Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.
Forward Commitments
The Strategic Bond Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time.
The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, liquid assets of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased, will be earmarked on the Fund’s records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.
The Strategic Bond Fund may invest in to-be-announced (“TBA”) mortgage-backed securities. A TBA security is a forward mortgage-backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.
As of December 31, 2021, the Strategic Bond Fund had no cash collateral balances in connection with TBAs.

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2021
164 Notes to Financial Statements
Inflation-Indexed Bonds
The Strategic Bond Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a
U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.
Guarantees
In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
LIBOR
The Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that rely in some fashion upon LIBOR. LIBOR is an average interest rate, determined by the
ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial
Conduct Authority (“FCA”), which regulates LIBOR, has announced plans to phase out the use of LIBOR by the end of 2021.
However, subsequent announcements by the FCA, the LIBOR administrator and other regulators indicate that it is possible that certain LIBORs may continue beyond 2021 and certain of the most widely used LIBORs may continue until mid-2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight
Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on the
Funds or on certain instruments in which a Fund invests can be difficult to ascertain, and they may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of the Funds' investments may involve individual contracts that have no existing fallback provision or language that contemplates the discontinuation of LIBOR, and those investments could experience increased volatility or illiquidity as a result of the transition process. In addition, interest rate provisions included in such contracts may need to be renegotiated in contemplation of the transition away from LIBOR. The transition may also result in a reduction in the value of certain instruments held by a Fund, including those described in this paragraph, or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the
Funds' financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
From time to time, as occurred in early 2020, outbreaks of infectious illness, public health emergencies and other similar issues
(“public health events”) may occur in one or more countries around the globe. Such public health events have had significant impacts on both the country in which the event is first identified as well as other countries in the global economy. Public health events have

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2021
Notes to Financial Statements 165
reduced consumer demand and economic output in one or more countries subject to the public health event, resulted in restrictions on trading and market closures (including for extended periods of time), increased substantially the volatility of financial markets, and, more generally, have had a significant negative impact on the economy of the country or countries subject to the public health event. Public health events have also adversely affected the global economy, global supply chains and the securities in which the
Funds invest across a number of industries, sectors and asset classes. The extent of the impact depends on, among other factors, the scale and duration of any such public health event. Public health events have resulted in the governments of affected countries taking potentially significant measures to seek to mitigate the transmission of the infectious illness or other public health issue including, among other measures, imposing travel restrictions and/or quarantines and limiting the operations of non-essential businesses. Any of these events could adversely affect a Fund’s investments and performance, including by exacerbating other pre-
existing political, social and economic risks. Governmental authorities and other entities may respond to such events with fiscal and/or monetary policy changes. It is not guaranteed that these policy changes will have their intended effect and it is possible that the implementation of or subsequent reversal of such policy changes could increase volatility in financial markets, which could adversely affect a Fund’s investments and performance.
3. Investment Transactions
Securities
During the period ended December 31, 2021, the Funds' purchases and sales of investment securities (excluding U.S. government and agency obligations, short-term investments, options and repurchase agreements) were as follows:
During the period ended December 31, 2021, the Funds' purchases and sales of U.S. government and agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:
4. Related Party Transactions, Fees and Expenses
Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. From its advisory fees received from the Funds, RIM, as agent for RIF, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIF has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. RIFUS is the
Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of
RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. Each Fund's investment in the U.S. Cash
Management Fund is disclosed within the Fund's Schedule of Investments. In addition, all or a portion of the collateral received from the Investment Company’s securities lending program is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM. Each Fund's investment in the U.S. Cash Collateral Fund is disclosed within the Fund's Schedule of Investments.
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.
Purchases Sales
U.S. Strategic Equity Fund $ 187,272,777 $ 239,882,655
U.S. Small Cap Equity Fund 274,650,188 310,607,747
International Developed Markets Fund 114,428,744 172,200,768
Strategic Bond Fund 664,879,744 527,7 02,790
Global Real Estate Securities Fund 689,130,502 691,469,524
Purchases Sales
Strategic Bond Fund $  358,023,885 $  284,538,094

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2021
166 Notes to Financial Statements
The advisory fee is based upon the average daily net assets of each Fund and the administration fee of up to 0.05% is based on the combined average daily net assets of the Funds. Advisory and administration fees are paid monthly.
The following table shows the total amount of each of these fees paid by the Funds for the period ended December 31, 2021:
There were no contractual waivers for the Funds during the period.
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RIFUS retains a portion of this fee for services it provides to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended December 31, 2021 were as follows:
Distributor
Russell Investments Financial Services, LLC (the “Distributor”), a wholly-owned subsidiary of RIM, serves as the distributor for the
Investment Company, pursuant to a distribution agreement with the Investment Company. The Distributor receives no compensation from the Investment Company for its services.
Affiliated Brokerage Transactions
The Funds effect certain transactions through Russell Investments Implementation Services, LLC (“RIIS”). RIIS is a registered broker-dealer and investment adviser and an affiliate of RIM. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing and other services. Trades placed through RIIS and its independent brokers are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for the portion of each
Fund’s assets that RIM determines not to allocate to money managers, (iii) to execute portfolio securities transactions for the portion of a Fund’s assets that RIM manages based upon model portfolios provided by the Fund’s non-discretionary managers or (iv) to execute money manager’s portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager. RIM has authorized RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.
The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds
Annual Rate
Funds Advisory (%) Administration (%)
U.S. Strategic Equity Fund 0.73 Up to 0.05
U.S. Small Cap Equity Fund 0.90 Up to 0.05
International Developed Markets Fund 0.90 Up to 0.05
Strategic Bond Fund 0.55 Up to 0.05
Global Real Estate Securities Fund 0.80 Up to 0.05
Advisory Administrative
U.S. Strategic Equity Fund
$ 4,394,541 $ 300,996
U.S. Small Cap Equity Fund
2,298,702 127,706
International Developed Markets Fund
3,506,993 194,833
Strategic Bond Fund
5,461,044 496,458
Global Real Estate Securities Fund
8,420,570 526,286
Amount
U.S. Strategic Equity Fund
$ 26,488
U.S. Small Cap Equity Fund
11,238
International Developed Markets Fund
17,145
Strategic Bond Fund
43,688
Global Real Estate Securities Fund
46,313

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2021
Notes to Financial Statements 167
from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser
(or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a -7 of the Investment Company
Act. Further, as defined under the procedures, each transaction is effected at the current market value.
During the period ended December 31, 2021, the Funds did not engage in purchases and sales of securities pursuant to Rule 17a
-7 of the Investment Company Act.
Board of Trustees
The Russell Investments fund complex consists of Russell Investment Company (“RIC”), which has 31 funds and RIF, which has nine funds. Each of the Trustees on the Board is a Trustee of RIC and RIF. The Russell Investments fund complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments fund complex.
For the period ended December 31, 2021, the regular compensation paid to the Trustees by the Russell Investments fund complex was $1,710,850.
5. Federal Income Taxes
At December 31, 2021, the Funds did not have any capital loss carryforwards.
6. Record Ownership
As of December 31, 2021, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:
7. Restricted Securities
Restricted securities are subject to contractual restrictions on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended (“the Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
See each Fund’s Schedule of Investments for a list of securities that have been footnoted as restricted.
8. Commitments and Contingencies
The Strategic Bond Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of Investments. For the period ended December 31, 2021, the Funds had no unfunded loan commitments.
9. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and noted no events have occurred that require disclosure.
# of Shareholders %
U.S. Strategic Equity Fund
2 78.2
U.S. Small Cap Equity Fund
2 83.8
International Developed Markets Fund
2 80.4
Strategic Bond Fund
1 69.3
Global Real Estate Securities Fund
2 88.1

Report of Independent Registered Public Accounting Firm
168 Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Russell Investment Funds and Shareholders of U.S. Strategic Equity Fund, U.S. Small Cap Equity Fund,
International Developed Markets Fund, Strategic Bond Fund and Global Real Estate Securities Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of U.S. Strategic Equity
Fund, U.S. Small Cap Equity Fund, International Developed Markets Fund, Strategic Bond Fund and Global Real Estate Securities
Fund (five of the funds constituting Russell Investment Funds, hereafter collectively referred to as the “Funds”) as of December 31,
2021, the related statements of operations for the year ended December 31, 2021, the statements of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December
31, 2021 and each of the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’
financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
February 11, 2022
We have served as the auditor of one or more investment companies in the Russell Investments family of funds since 1981.
PricewaterhouseCoopers LLP, 1420 Fifth Avenue, Suite 2800, Seattle, WA 98101
T: (206) 398 3000, www.pwc.com/us

Russell Investment Funds
Tax Information — December 31, 2021 (Unaudited)
Tax Information 169
For the tax year ended December 31, 2021, the Funds hereby designate 100% or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.
The Form 1099 you receive in January 2022 will show the tax status of all distributions paid to your account in calendar year 2021.
The Funds designate dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:
Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as long-term capital gain dividends for their taxable year ended December 31, 2021:
The Funds listed below paid foreign taxes and recognized foreign source income during the taxable year ended December 31, 2021.
Pursuant to Section 853 of the Internal Revenue Code, the Funds designate the following per share amounts of foreign taxes paid and income earned from foreign sources:
Please consult a tax adviser for any questions about federal or state income tax laws.
U.S. Strategic Equity 88.4%
U.S. Small Cap Equity 7.4%
International Developed Markets 0.0%
Global Real Estate Securities 0.0%
Strategic Bond 0.0%
U.S. Strategic Equity $ 47,888,459
U.S. Small Cap Equity 27,569,711
International Developed Markets 7,911,279
Global Real Estate Securities
10,894,483
Strategic Bond 8,141,211
Fund Name
Foreign
Taxes Paid
Foreign
Taxes
Paid
Per Share
Foreign Source
Income
Foreign
Source
Income Per
Share
International Developed Markets $ 1,148,098 $ 0.0376 $ 12,041,165 $ 0.3941

Russell Investment Funds
Affiliated Brokerage Transactions — December 31, 2021 (Unaudited)
170 Affiliated Brokerage Transactions
As discussed in the Note 4 in the Notes to Financial Statements contained in this annual report, the Funds utilize RIIS and its independent brokers. RIIS is a registered broker dealer and investment adviser and an affiliate of RIM. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing, and other services. Trades placed through RIIS and its independent brokers are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for the portion of each Fund’s assets that RIM determines not to allocate to money managers, (iii) to execute portfolio securities transactions for the portion of a Fund’s assets that RIM manages based upon model portfolios provided by the Funds’ non-
discretionary managers, (iv) to execute money manager portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager, or (v) to execute foreign currency transactions on behalf of the Funds. RIM has authorized RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.
Amounts retained by RIIS for the period ended December 31, 2021 were as follows:
Fund Name
U.S. Strategic Equity Fund $ 14,055
U.S. Small Cap Equity Fund 51,777
International Developed Markets Fund 50,387
Strategic Bond Fund —
Global Real Estate Securities Fund 137,552

Russell Investment Funds
Basis for Approval of Investment Advisory Contracts — (Unaudited)
Basis for Approval of Investment Advisory Contracts 171
Quarterly Approval of Money Manager Contracts
The Board received a proposal from RIM at a meeting held on September 29, 2021 to approve a new portfolio management contract for the U.S. Small Cap Equity Fund resulting from a pending change of control for an existing Money Manager. The Trustees approved the terms of the proposed new portfolio management contract based upon RIM’s recommendation to enter into a new portfolio management contract with the Money Manager at the proposed fee rate, which was the same rate as under the prior portfolio management contract;
information provided by RIM that there are no expected changes to the Money Manager’s investment process, personnel, day-to-day operations or services provided to the Funds as a result of the change of control; information as to any significant business relationships between the Money Manager and RIM or RIFIS; a statement from RIM that there will be no changes to the Money Manager’s compliance policies and procedures or code of ethics as a result of the change of control; and information provided by RIM that the change in control of the Money Manager would have no impact on the aggregate Money Manager fees to be paid by RIM from its advisory fee.
The Trustees considered RIM’s prior explanations, including in connection with the Board’s most recent evaluation and approval of the
Funds’ existing investment advisory agreement with RIM and portfolio management contracts with then-current Money Managers for the Funds, as to the lack of relevance of Money Manager profitability to the evaluation of portfolio management contracts with Money
Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM;
RIM’s awareness of the standard fee rates charged by the Money Manager to other clients; and RIM’s belief that the proposed Money
Manager fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered.
The Trustees’ approval also reflected their findings at prior meetings, including their May 21, 2021 meeting, in connection with their evaluation and approval of the Fund’s existing investment advisory agreement with RIM and portfolio management contracts with then-current Money Managers for the Fund, as well as information received throughout the course of the year regarding, among other things, the quality of services provided to the Fund in the case of the existing Money Managers and the reasonableness of the aggregate investment advisory fees paid by the Fund, as well as the fact that the aggregate investment advisory fees paid by the Fund would not increase or decrease as a result of the implementation of the proposed new portfolio management contract because the Money
Managers’ investment advisory fees are paid by RIM.

Russell Investment Funds
Shareholder Requests for Additional Information — December 31, 2021 (Unaudited)
172 Shareholder Requests for Additional Information
Each Fund files portfolio holdings information within 60 days after the end of each fiscal quarter as an exhibit on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter is publicly available on the SEC’s website at http://www.sec.
gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-
annual and annual reports to Fund shareholders.
The Board has delegated to RIM, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The
Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2021 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.
If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus will be sent to contract owners at the same address. Unless you specifically request paper copies of the annual and semi-annual reports from your Insurance Company, you will be notified by mail each time the annual and semi-annual reports are posted and provided with a website link to access the reports. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your insurance company.
Some insurance companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your insurance company for further details.

Russell Investment Funds
Disclosure of Information about Fund Trustees and Officers — December 31, 2021
(Unaudited)
Disclosure of Information about Fund Trustees and Officers 173
The following tables provide information for each officer and trustee of the Russell Investments fund complex. The Russell Investments fund complex consists of Russell Investment Company (“RIC”), which has 31 funds and Russell Investment Funds (“RIF”), which has nine funds. Each of the Trustees is a trustee of RIC and RIF. The first table provides information for the Interested Trustee. The second table provides information for the Independent Trustees. The third table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Cahoon has had experience as the senior financial executive of other investment companies and their investment adviser and distributor, as well as a certified public accountant who previously provided audit services in the financial sector at a multi-national accounting firm and has been determined by the
Board to be an “audit committee financial expert”; Mr. Day has had experience as an executive-level leader in corporate finance and accounting, as a member of the boards of other companies and non-profit organizations, and as a certified public accountant; Ms.
Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-profit organizations; Ms. Ledoux has had investment experience as a portfolio manager and has had experience as a member of the board of trustees of other investment companies; Mr. May has had business, financial services, accounting and investment management experience as a senior executive and board member of financial services, investment management and other organizations, as well as experience as a board member of other investment companies and as a certified public accountant; Ms. Shanahan has had financial, risk management, governance and compliance experience in highly regulated industries as a senior executive at large financial institutions, and as a member of the board of a non-profit organization; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies. Mr. Barback has had experience as a senior executive of other financial services companies with responsibility for investment, financial, and operational matters affecting asset managers and related service providers. As a senior officer of an affiliate of RIM, Mr. Barback is in a position to provide the Bard with such entity’s perspectives on the management, operations and distribution of the RIC and RIF Funds.
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
# Mr. Barback is Chief Administrative Officer of an affiliate of RIM and is therefore an Interested Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INTERESTED TRUSTEES
Vernon Barback#
Born August 24, 1956
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2021 Until successor
is duly elected
and qualified
Chief Administrative Officer,
Russell Investments
From 2016 – 2019, President,
Russell Investments
From 2019 – 2021, Vice
Chairman, Russell Investments
Until 2020, Director, NorthStar
Topco, LLC (technology and
services outsourcing company)
40 Until 2020,
Director of
NorthStar
Topco, LLC
(technology
and services
outsourcing
company)

Russell Investment Funds
Disclosure of Information about Fund Trustees and Officers, continued — December
31, 2021 (Unaudited)
174 Disclosure of Information about Fund Trustees and Officers
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES
Kristianne Blake
Born January 22, 1954
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman of the
Audit Committee
since 2021
Until successor
is duly elected
and qualified
Until successor
is duly elected
and qualified
Lead Independent Director,
Avista Corp. (electric utilities)
Until May 2017, Director
and Chairman of the Audit
Committee, Avista Corp. (electric
utilities)
Until September 2018, Regent,
University of Washington
President, Kristianne Gates
Blake, P.S. (accounting services)
40 Lead
Independent
Director,
Avista Corp
(electric
utilities)
Until May
2017,
Director,
Avista Corp
(electric
utilities)
Michelle L. Cahoon
Born July 5, 1966
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2021 Until successor
is duly elected
and qualified
Retired
From January to March 2019,
Consulting Chief Financial
Officer, Driehaus Capital
Management LLC (investment
adviser)
Until 2018, Chief Financial
Officer and Treasurer, Driehaus
Capital Management LLC and
Driehaus Securities LLC (broker
dealer)
Until 2018, Vice President and
Treasurer, Driehaus Mutual Funds
(investment company)
40 Trustee
and Audit
Committee
Chair, Fairway
Private Equity
and Venture
Capital
Opportunities
Fund
(investment
company)

Russell Investment Funds
Disclosure of Information about Fund Trustees and Officers, continued — December
31, 2021 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 175
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Michael Day
Born October 23, 1957
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021 Until successor
is duly elected
and qualified
President and Chief Executive
Officer, Topa Insurance Company
(insurance company)
40 Director, Topa
Insurance
Group
(insurance
company)
Director,
Puppet, Inc.
(information
technology
company)
Director,
Somos, Inc.
(information
technology
company)
Until 2019,
Director,
Recology
(waste
management
company)
Katherine W. Krysty
Born December 3, 1951
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2014
Chairman of
Regulatory and
Investment
Compliance
Committee since
2020
Until successor
is duly elected
and qualified
Until successor
is duly elected
and qualified
Retired 40 None

Russell Investment Funds
Disclosure of Information about Fund Trustees and Officers, continued — December
31, 2021 (Unaudited)
176 Disclosure of Information about Fund Trustees and Officers
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Julie Dien Ledoux
Born August 17, 1969
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2019 Until successor
is duly elected
and qualified
Until March 2018, Trustee of
Avenue Credit Strategies Fund
(investment company)
Until November 2017, Trustee of
Avenue Income Credit Strategies
Fund (investment company)
40 Until March
2018, Trustee
of Avenue
Credit
Strategies
Fund
(investment
company).
Until
November
2017, Trustee
of Avenue
Income Credit
Strategies
Fund
(investment
company)

Russell Investment Funds
Disclosure of Information about Fund Trustees and Officers, continued — December
31, 2021 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 177
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Jeremy May
Born March 30, 1970
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021 Until successor
is duly elected
and qualified
Founder and Chief Executive
Officer, Paralel Technologies LLC
(information technology company)
Until March 2021, Chief
Operating Officer of Magnifi LLC
(information technology company)
Until 2019, President ALPS
Portfolio Solutions and Executive
Vice President of ALPS Advisors
and ALPS Holdings (investment
Company)
40 Trustee and
Chairman of
Bow River
Capital
Evergreen
Fund
(investment
company)
Trustee and
Chairman
of New
Age Alpha
ETF Trust
(investment
company)
Until March
2021,
Interested
Director of
Reaves Utility
Income Trust
(investment
Company)
Until February
2021,
Interested
Director
of ALPS
Series Trust
(investment
company)
Until 2019,
Interested
Director of
RiverNorth
Opportunities
Fund
(investment
company)

Russell Investment Funds
Disclosure of Information about Fund Trustees and Officers, continued — December
31, 2021 (Unaudited)
178 Disclosure of Information about Fund Trustees and Officers
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Jeannie Shanahan
Born February 15, 1964
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021 Until successor
is duly elected
and qualified
Until 2021, President of Twin
Star Consulting, LLC (consulting
company)
Until November 2018, Senior
Vice President and Chief
Governance Officer – CCAR
of Northern Trust Company
(financial services company)
40 None
Raymond P. Tennison, Jr.
Born December 21, 1955
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman since 2021
Until successor
is duly elected
and qualified
Approved
Annually
Retired 40 None
Jack R. Thompson
Born March 21, 1949
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2005
Vice Chairman since
2021
Chairman of
the Nominating
and Governance
Committee since
2021
Until successor
is duly elected
and qualified
Approved
annually
Until successor
is duly elected
and qualified
Retired 40 None

Russell Investment Funds
Disclosure of Information about Fund Trustees and Officers, continued — December
31, 2021 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 179
Name,
Age,
Address
Positions(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
OFFICERS
Cheryl Wichers
Born December 16, 1966
1301 Second Avenue
18th Floor, Seattle, WA
98101
Chief Compliance
Officer since 2005
Until removed
by Independent
Trustees
Chief Compliance Officer, RIC and RIF
Chief Compliance Officer, RIFUS
2011 to 2016 Chief Compliance Officer, U.S. One , LLC
Mark E. Swanson
Born November 26, 1963
1301 Second Avenue
18th Floor, Seattle, WA
98101
President and Chief
Executive Officer
since 2020
Treasurer, Chief
Accounting Officer
and Chief Financial
Officer since 1998
Until successor
is chosen and
qualified by
Trustees
Global Head of Fund Services, Russell Investments
President, Chief Executive Officer, Treasurer, Chief Accounting
Officer and CFO, RIC and RIF
Director and President, RIFUS
Director, RIM, Russell Investments Trust Company (“RITC”) and
RIFIS
President and Chief Executive Officer, RIC and RIF, June 2016 to
June 2017
Kate El-Hillow
Born August 17, 1974
1301 Second Avenue,
18th Floor, Seattle WA
98101
Chief Investment
Officer since 2021
Until removed by
Trustees
Until 2021, Deputy Chief Investment Officer, Senior Portfolio
Manager, Head of Strategy Selection and Head of Portfolio
Management & Risk, Goldman Sachs
Global Chief Investment Officer, Russell Investment
Chief Investment Officer, RIC and RIF
President, RIM
Mary Beth Albaneze
Born April 25, 1969
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Secretary and Chief
Legal Officer since
2010
Until successor
is chosen and
qualified by
Trustees
Associate General Counsel, Russell Investments
Secretary, RIM, RIFUS and RIFIS
Secretary and Chief Legal Officer, RIC and RIF
Secretary, U.S. One, LLC

Russell Investment Funds
Supplemental Proxy Information — December 31, 2021 (Unaudited)
180 Supplemental Proxy Information
A joint special meeting of shareholders of the Funds was held on September 28, 2021 (the “Shareholder Meeting”). The Shareholder
Meeting was held for the purpose of electing members of the Funds’ Board of Trustees. Shareholders elected the following six (6)
Trustees at the Shareholder Meeting:
Michelle Cahoon*
Julie Dien Ledoux*
Jeannie Shanahan
Michael Day
Jeremy May
Vernon Barback
* Ms. Cahoon and Ms. Ledoux were Trustees prior to the Shareholder Meeting.
The results of the shareholders’ election of Trustees were as follows:
As of the date of the Shareholder Meeting, Kristianne Blake, Katherine W. Krysty, Raymond P. Tennison, Jr. and Jack R. Thompson
had each previously been elected as Trustees by the Funds’ shareholders. Each of these Trustees will continue to serve as a Trustee.
Trustee For Withheld
Michelle Cahoon 2,025,718,825 5,058,069
Julie Dien Ledoux 2,025,539,354 5,237,539
Jeannie Shanahan 2,025,673,792 5,103,102
Michael Day 2,025,606,470 5,170,424
Jeremy May 2,025,621,556 5,155,337
Vernon Barback 2,025,227,607 5,549,287

Russell Investment Funds
Adviser, Money Managers and Service Providers — December 31, 2021 (Unaudited)
Adviser, Money Managers and Service Providers 181
Interested Trustee
Vernon Barback
Independent Trustees
Kristianne Blake
Michelle L. Cahoon
Michael Day
Katherine W. Krysty
Julie Dien Ledoux
Jeremy May
Jeannie Shanahan
Raymond P. Tennison, Jr.
Jack R. Thompson
Officers
Mark E. Swanson, President, Chief Executive Officer,
Treasurer, Chief Accounting Officer and Chief Financial
Officer
Cheryl Wichers, Chief Compliance Officer
Kate El-Hillow, Chief Investment Officer
Mary Beth Albaneze, Secretary and Chief Legal Officer
Adviser
Russell Investment Management, LLC
1301 Second Avenue
Seattle, WA 98101
Administrator and Transfer and Dividend Disbursing
Agent
Russell Investments Fund Services, LLC
1301 Second Avenue
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1 Heritage Drive
North Quincy, MA 02171
Office of Shareholder Inquiries
1301 Second Avenue
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
1301 Second Avenue
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
Money Managers
U.S. Strategic Equity Fund
Brandywine Global Investment Management, LLC,
Philadelphia, PA
HS Management Partners, LLC, New York, NY
Jackson Square Partners, LLC, San Francisco, CA
Jacobs Levy Equity Management, Inc., Florham Park, NJ
U.S. Small Cap Equity Fund
Ancora Advisors, LLC, Mayfield Heights, OH
BAMCO, Inc., New York, NY
Boston Partners Global Investors, Inc., New York, NY
Calamos Advisors LLC, Naperville, IL
Copeland Capital Management, LLC, Conshohocken, PA
DePrince, Race & Zollo, Inc., Winter Park, FL
Jacobs Levy Equity Management, Inc., Florham Park, NJ
Penn Capital Management Company, LLC, Philadelphia, PA
Ranger Investment Management, L.P., Dallas, TX
International Developed Markets Fund
Intermede Investment Partners Limited, London, United
Kingdom and Intermede Global Partners Inc., San
Francisco, CA
Pzena Investment Management LLC, New York, NY
Wellington Management Company LLP, Boston, MA
Strategic Bond Fund
BlueBay Asset Management LLP, London, United Kingdom
Schroder Investment Management North America Inc., New
York, NY
Western Asset Management Company, Pasadena, CA and
Western Asset Management Company Limited, London,
United Kingdom
Global Real Estate Securities Fund
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, United Kingdom and
Cohen & Steers Asia Limited, Hong Kong, China
RREEF America L.L.C., Chicago, IL, DWS Investments
Australia Limited, Sydney, Australia and DWS Alternatives
Global Limited, London, United Kingdom, operating under
the brand name DWS
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by
Prospectus, which includes details as to offering price and other material information.

Russell Investment Funds
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495

2021 ANNUAL REPORT
Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
DECEMBER 31, 2021
FUND
Moderate Strategy Fund
Balanced Strategy Fund
Growth Strategy Fund
Equity Growth Strategy Fund

Russell Investment Funds
Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
These financial statements report
on four of these Funds.

Page
To Our Shareholders 3
Moderate Strategy Fund 4
Balanced Strategy Fund 19
Growth Strategy Fund 33
Equity Growth Strategy Fund 47
Notes to Financial Highlights 61
Notes to Financial Statements 62
Report of Independent Registered Public Accounting Firm 74
Tax Information 75
Shareholder Requests for Additional Information 76
Disclosure of Information about Fund Trustees and Officers 77
Shareholder Voting Results 84
Adviser and Service Providers 85
Russell Investment Funds
LifePoints
®
Funds
Variable Target Portfolio Series
Annual Report
December 31, 2021
Table of Contents

Russell Investment Funds - LifePoints
®
Funds Variable Target Portfolio Series
Copyright © Russell Investments 2022. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates, with a significant minority stake held by funds managed by Reverence Capital Partners. Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademark contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investment group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE RUSSELL”
brand.
Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA and part of Russell Investments.
Indices and benchmarks are unmanaged and cannot be invested in directly. Returns represent past performance, are not a guarantee of future performance, and are not indicative of any specific investment. Index return information is provided by vendors and although deemed reliable, is not guaranteed by Russell Investments or its affiliates.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

To Our Shareholders
To Our Shareholders 3
Fellow Investors,
Our primary focus is as clear as ever: It is to improve the financial security of our investors. We believe that the combination of our investment solutions, a sound plan and timely investment advice provides the best strategy for those individuals seeking to navigate the difficult world of investing. Your financial security is the reason we work hard to maintain a time-
tested, disciplined investment approach, focused on meeting our clients’ financial needs.
The year of 2021, despite continued COVID-19 pressures, has seen strong performance:
For the one-year period ended December 31, 2021, U.S. equities returned 28.71%, according to the S&P 500.
*
In comparison, within the same time period, developed non-U.S. equities, as measured by the MSCI EAFE index, provided a return of 11.26%.
*
With the benefit of the strong market recovery continuing into 2022 and the unique period we all have just managed through, it is critical to be disciplined when assessing your investment plan. It is important to challenge prior thinking but have an equally high bar to any material changes to long-term strategies. We continue to emphasize that prioritizing the long-term investment plan over short-term gains is most consistently rewarded.
As we look forward, we maintain our focus and look to position our funds for the year ahead, not the one that has just passed. With this in mind, we hold the following views on markets:
We continue to believe in diversifying globally. We have a modest preference for non-U.S. equities to U.S. equities.
The post-vaccine economic recovery should favor undervalued cyclical value stocks over expensive technology and growth stocks.
We think inflation pressures are mostly transitory but may not peak until the first half of 2022. We believe central banks will react cautiously and although global growth likely will slow, we expect most developed economies to achieve above-trend growth in 2022.
The extent and duration of the slowdown in China is one of the main risks to the outlook. We expect more stimulus early in 2022, which, combined with relatively attractive valuation, makes us cautiously optimistic about emerging market equities.
Let me reiterate that at Russell Investments, our stated purpose is to improve people’s financial security. We have a long heritage of providing solutions to help investors like you reach your financial goals, whether you’re saving for retirement, already depending on retirement income or building a college fund.
There is nothing we value more than the trust you have placed in our firm. All of us at Russell Investments appreciate the opportunity to help you achieve your own financial security.
Best regards,
Kate El-Hillow
Global Chief Investment Officer, Russell Investments
* Source: MarketWatch. Indexes are unmanaged and cannot be invested in directly. The S&P 500 Index is an index, with dividends reinvested, of 500 issues representative of leading companies in the U.S. large cap securities market. The MSCI EAFE (Europe, Australasia, Far East) index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

Russell Investment Funds
Moderate Strategy Fund
Portfolio Management Discussion and Analysis — December 31, 2021 (Unaudited)
4 Moderate Strategy Fund
Moderate Strategy Fund
Total
Return
1 Year 8 .23%
5 Years 6 .25%§
10 Years 5 .96%§
Bloomberg U.S. Aggregate Bond Index**
Total
Return
1 Year (1 .54)%
5 Years 3 .57%§
10 Years 2 .90%§
Russell 1000
®
Index***
Total
Return
1 Year 26 .45%
5 Years 18 .43%§
10 Years 16 .54%§

Russell Investment Funds
Moderate Strategy Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2021
(Unaudited)
Moderate Strategy Fund 5
The Moderate Strategy Fund (the “Fund”) is a fund of funds that invests in other Russell Investment Funds (“RIF”) and Russell
Investment Company (“RIC”) mutual funds (the “Underlying
Funds”). Certain Underlying Funds employ a multi-manager
approach whereby portions of the Underlying Funds are allocated to different money manager strategies. Underlying Fund assets not allocated to money managers are managed by Russell Investment
Management, LLC (“RIM”), the Fund’s and Underlying Funds’
advisor. RIM, as the Underlying Funds’ advisor, may change
the allocation of the Underlying Funds’ assets among money
managers at any time. An exemptive order from the Securities and Exchange Commission permits RIM to engage or terminate
a money manager in an Underlying Fund at any time, subject to approval by the Underlying Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, an Underlying
Fund is required to notify its shareholders within 90 days of when a money manager begins providing services.
What is the Fund’s investment objective?
The Fund seeks to provide current income and moderate long
term capital appreciation.
How did the Fund perform relative to its benchmark for the
fiscal year ended December 31, 2021?
For the fiscal year ended December 31, 2021 (the “fiscal year”), the Fund gained 8.23%. This is compared to the Fund’s primary benchmark, the Bloomberg U.S. Aggregate Bond Index, which
lost 1.54% during the same fiscal year. The Fund’s performance includes operating expenses, whereas index returns are
unmanaged and do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Insurance Allocation –
30% to 50% Equity Category, a group of funds that Morningstar considers to have investment strategies similar to those of the
Fund, gained 8.18%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
With respect to fixed income for the fiscal year, the strong appetite for risk in the market was demonstrated by the outperformance of credit relative to the Bloomberg U.S. Aggregate Bond Index, while interest rates rose, and the yield curve flattened. High yield credits and loans were outperformers, with investment grade
credits following behind, while asset-backed and mortgage-
backed securities relatively underperformed for the fiscal year.
As global interest rates rose, U.S. Treasuries declined in price, consistent with the higher economic growth and higher inflation dynamic seen throughout the year. Commodities were the highest returning asset class, consistent with reflationary themes, with the price per barrel of oil increasing, and sub-asset classes such as infrastructure and listed real estate following suit.
For the fiscal year, equity returns were positive, as a strong risk-
on appetite was fueled by post-pandemic economic reopening,
stimulative fiscal and monetary policies, and positive vaccination progress related to COVID-19. Equities were the highest
returning asset class outside of commodities, with U.S. equities outperforming while European, U.K., and Canadian equities, as well as emerging market and Japanese equities, lagged domestic shares. Within the U.S., the Russell 3000
®
Index gained nearly
26% during the fiscal year, with value and growth stocks
performing broadly in-line with each other. Additionally, large-
cap equities outperformed small-cap stocks, as index weight-
heavy mega-cap technology stocks’ outperformance carried large caps’ outperformance relative to their small cap counterparts.
How did the investment strategies and techniques employed
by the Fund and the Underlying Funds affect the Fund’s
performance?
The Fund is a fund of funds and its performance is based on RIM’s strategic asset allocations, the performance of the Underlying
Funds in which the Fund invests, and tactical changes in the
Fund’s asset allocation throughout the fiscal year. In order to seek to achieve the Fund’s objective during the fiscal year, RIM’s strategic asset allocation included investments in global equity, fixed income, multi-asset and alternative Underlying Funds.
Broadly, the Fund’s asset allocation was a contributor to
performance relative to the Fund’s benchmark during the
fiscal year. Equities and alternatives outperformed the Fund’s benchmark over the fiscal year, and as a result, allocations to these asset classes were rewarded. However, an underweight to high yield credit was detractive, with high yield outperforming the Fund’s benchmark, consistent with the risk-on sentiment over the fiscal year. Duration positioning detracted from performance, with an overweight duration position detracting as interest rates rose over the fiscal year. However, duration positioning was beneficial from a risk-mitigation perspective, in that it balanced the preference for shorter duration value stocks.
The fixed income portion of the Fund’s portfolio was a headwind to Fund performance, largely driven by underperformance by
the RIF Strategic Bond Fund. Within the RIF Strategic Bond
Fund, a long duration position relative to the benchmark was the most significant driver of underperformance, as interest rates rose, resulting in negative performance which more than offset beneficial credit positioning.
The broader equity markets delivered positive absolute and
relative performance over the fiscal year. In addition, the equity
Underlying Funds generally outperformed their respective equity benchmarks. The RIF U.S. Small Cap Equity Fund outperformed
its benchmark over the fiscal year. Underlying preferences
for more cyclical areas of the markets that experienced robust

Russell Investment Funds
Moderate Strategy Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2021
(Unaudited)
6 Moderate Strategy Fund
earnings growth and other economic-reopening tailwinds was
rewarded, as the most cyclical areas of the markets outperformed over the fiscal year. Additionally, the RIC Emerging Markets
Fund and the RIC Global Equity Fund outperformed.
The multi-asset portion of the Fund’s portfolio outperformed the
Fund’s benchmark. The RIC Multi-Strategy Income Fund’s global equity managers were contributors over the fiscal year, with stock selection proving fruitful. In addition, the Underlying Fund’s tactical positioning, including an overweight to equity risk, preferences for equities over credit risk, as well as a preference for more cyclically-sensitive value securities was rewarded, while risk-mitigation strategies including the use of duration detracted from performance in the strong risk-on environment.
With respect to the alternative assets portion of the Fund’s portfolio, the RIC Commodity Strategies Fund was beneficial, as commodity prices rallied led by strong oil and energy returns.
Through part of the fiscal year, RIM had the discretion to vary the Fund’s actual allocation from the target strategic asset allocation by up to +/- 5% at the equity, fixed income, multi-asset and alternative category level based on RIM’s capital markets research.
In addition to investing in the Underlying Funds, RIM sought to actively manage the Fund’s overall exposures by investing in derivatives. Through part of the fiscal year, RIM used equity and fixed-income derivatives to help maintain tactical asset allocation preferences, in addition to implementing risk-mitigation
strategies. RIM used derivative contracts, such as equity index futures, as well as treasury futures to help implement tactical asset allocations. In addition, standardized call and put options were used to limit risk, including through the purchase and
sale of contracts to limit downside risk, generate income, and implement tactical spread views dependent on the current and expected future states of volatility. The use of derivatives was additive to Fund performance over the fiscal year, with exposure to equity markets via the use of optionality proving beneficial as equity markets appreciated over the fiscal year. Additionally, the use of futures contracts to achieve preferred duration positioning was beneficial, with duration positioning serving as a balance to total portfolio risk levels helping to partially mitigate risk from the equity positioning.
Describe any changes to the Fund’s structure or allocation
to the Underlying Funds.
During the fiscal year, RIM made strategic asset allocation changes which resulted in an increase to growth-oriented asset exposures and a reduction in allocation to multi-asset Underlying Funds.
Specifically, RIM modified the Fund’s strategic asset allocation to 38% to equity, 49% to fixed income, 10% to multi-asset and
3% to alterative asset classes. As a result of the strategic asset allocation changes, RIM added an allocation to the RIF Global
Real Estate Securities Fund and removed an allocation to RIC
Commodity Strategies Fund.
Additionally, all Fund assets are now invested only in the
Underlying Funds. As a result, the Fund no longer invests in derivative instruments or holds cash other than indirectly through the Underlying Funds. RIM also no longer has the discretion to vary the Fund’s actual allocation from the target strategic asset allocation by up to +/- 5%.
The views expressed in this report reflect those of the
portfolio managers only through the end of the fiscal year
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied
on as investment advice and, because investment decisions
for a Russell Investment Funds (“RIF”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIF Fund.

Russell Investment Funds
Moderate Strategy Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2021
(Unaudited)
Moderate Strategy Fund 7
* Assumes initial investment on January 1, 2012.
** The Bloomberg U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.
*** The Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index represents the universe of stocks from
which most active money managers typically select. The Russell 1000
®
Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.
§ Annualized.
The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and Exchange
Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting Principles (“U.S.
GAAP”).

Russell Investment Funds
Moderate Strategy Fund
Shareholder Expense Example — December 31, 2021 (Unaudited)
8 Moderate Strategy Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from July 1, 2021 to December 31, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
July 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
December 31, 2021 $ 1, 019.80 $ 1,024.45
Expenses Paid During Period* $ 0. 76 $ 0.77
* Expenses are equal to the Fund's annualized expense ratio of 0.15%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Funds
Moderate Strategy Fund
Schedule of Investments — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 9
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 3.1%
RIF Global Real Estate Securities Fund 173,101 2,981
Domestic Equities - 13.6%
RIF U.S. Small Cap Equity Fund 254,724 3,890
RIF U.S. Strategic Equity Fund 431,874 9,268
13,158
Fixed Income - 48.7%
RIC Investment Grade Bond Fund Class Y 621,000 13,507
RIC Unconstrained Total Return Fund Class Y 210,190 1,932
RIF Strategic Bond Fund 3,041,418 31,812
47,251
International Equities - 24.7%
RIC Emerging Markets Fund Class Y 102,514 1,933
RIC Global Equity Fund Class Y 1,943,566 18,094
RIF International Developed Markets Fund 315,610 3,898
23,925
Multi-Asset - 10.0%
RIC Multi-Strategy Income Fund Class Y 919,131 9,734
Total Investments in Affiliated Funds
(cost $89,941) 97,049
Total Investments - 100.1%
(identified cost $89,941) 97,049
Other Assets and Liabilities, Net - (0.1)%
(61)
Net Assets - 100.0%
96,988

See accompanying notes which are an integral part of the financial statements.
10 Moderate Strategy Fund
Russell Investment Funds
Moderate Strategy Fund
Fair Value of Derivative Instruments — December 31, 2021
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 1,165 $ — $ — $ (753)
Credit default swap contracts — (408) — —
Foreign currency exchange contracts — — (26) —
Total
$ 1,165 $ (408) $ (26) $ (753)
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Futures contracts $ (40) $ — $ — $ 81
Credit default swap contracts — 214 — —
Foreign currency exchange contracts — — (26) —
Total
$ (40) $ 214 $ (26) $ 81
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 11
Statement of Assets and Liabilities — December 31, 2021
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 89,941
Investments, at fair value(>) ...........................................................................................................................................................
97,049
Receivables:
Fund shares sold ................................................................................................................................................................ 62
From affiliates .................................................................................................................................................................... 1
Total assets .................................................................................................................................................
97,112
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 62
Accrued fees to affiliates .................................................................................................................................................... 4
Other accrued expenses ..................................................................................................................................................... 58
Total liabilities .............................................................................................................................................
124
Net Assets ............................................................................................................................................................
$ 96,988

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
12 Moderate Strategy Fund
Statement of Assets and Liabilities, continued — December 31, 2021
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 8,412
Shares of beneficial interest ...........................................................................................................................................................
93
Additional paid-in capital ..............................................................................................................................................................
88,483
Net Assets ............................................................................................................................................................
$ 96,988
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................... $ 10.47
Net assets ............................................................................................................................................................................... $ 96,987,599
Shares outstanding ($.01 par value) ....................................................................................................................................... 9,262,150
Amounts in thousands
(>)     Investments in affiliated funds $ 97,049
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 13
Statement of Operations — For the Period Ended December 31, 2021
Amounts in thousands
Investment Income
Income distributions from affiliated funds ..................................................................................................................................... $ 3,371
Expenses
Advisory fees .................................................................................................................................................................... 192
Administrative fees ........................................................................................................................................................... 41
Custodian fees ................................................................................................................................................................... 36
Transfer agent fees ............................................................................................................................................................ 4
Professional fees ............................................................................................................................................................... 40
Trustees’ fees .................................................................................................................................................................... 4
Printing fees ...................................................................................................................................................................... 24
Proxy fees ......................................................................................................................................................................... 4
Miscellaneous ................................................................................................................................................................... 2
Expenses before reductions .............................................................................................................................................. 347
Expense reductions ........................................................................................................................................................... (208)
Net expenses .................................................................................................................................................................................
139
Net investment income (loss) ........................................................................................................................................................
3,232
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds .......................................................................................................................................... 2,738
Futures contracts .............................................................................................................................................................. 412
Foreign currency exchange contracts ................................................................................................................................ (26)
Credit default swap contracts ............................................................................................................................................ (408)
Capital gain distributions from affiliated funds ................................................................................................................. 2,159
Net realized gain (loss) ..................................................................................................................................................................
4,875
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds .......................................................................................................................................... (745)
Futures contracts .............................................................................................................................................................. 41
Foreign currency exchange contracts ................................................................................................................................ (26)
Credit default swap contracts ............................................................................................................................................ 214
Foreign currency-related transactions ............................................................................................................................... (29)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (545)
Net realized and unrealized gain (loss) ......................................................................................................................................... 4,330
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 7,562

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
14 Moderate Strategy Fund
Statements of Changes in Net Assets
For the Periods Ended December 31,
Amounts in thousands
2021 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 3,232 $ 1,525
Net realized gain (loss) ...................................................................................................................... 4,875 916
Net change in unrealized appreciation (depreciation) ....................................................................... (545) 2,506
Net increase (decrease) in net assets from operations ............................................................................. 7,562 4,947
Distributions
To shareholders ................................................................................................................................. (7,515) (1,871)
Net decrease in net assets from distributions .......................................................................................... (7,515) (1,871)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 4,143 (10,623)
Total Net Increase (Decrease) in Net Assets ..........................................................................
4,190 (7,547)
Net Assets
Beginning of period .................................................................................................................................
92,798 100,345
End of period ..........................................................................................................................................
$ 96,988 $ 92,798
* Share transaction amounts (in thousands) for the periods ended December 31, 2021 and December 31, 2020 were as follows:
2021 2020
Shares Dollars Shares Dollars
Proceeds from shares sold 919 $ 9, 9 37 725 $ 6,880
Proceeds from reinvestment of distributions 719 7, 515 196 1,871
Payments for shares redeemed (1,235) (13,309) (2,046) (19,374)
Total increase (decrease)
403 $ 4,143 (1,125) $ (10,623)

Russell Investment Funds
Moderate Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
16 Moderate Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(b)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
December 31, 2021 10.48 .36 .48 .84 (.46) (.39)
December 31, 2020 10.05 .16 .46 .62 (.19) —
December 31, 2019 9.26 .29 .85 1.14 (.12) (.23)
December 31, 2018 10.29 .32 (.82) (.50) (.44) (.09)
December 31, 2017 9.69 .25 .70 .95 (.23) (.12)

See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 17
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(e)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(c)
%
Ratio of Expenses
to Average
Net Assets,
Net
(c)(d)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(d)
%
Portfolio
Turnover Rate
(.85) 10.47 8.23 96,988 . 36 .14 3. 36 53
(.19) 10.48 6.40 92,798 .39 .14 1.69 23
(.35) 10.05 12.54 100,345 .38 .14 2.98 26
(.53) 9.26 (4.92) 101,103 .35 .14 3.20 22
(.35) 10.29 9.88 114,906 .35 .13 2.57 20

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
18 Moderate Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended December 31, 2021 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2021, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:
For the fiscal years ended December 31, 2021 and December 31, 2020, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  Book-tax differences may be due to foreign currency gains and losses, reclassifications of dividends and differences in treatment of income from swaps.  These adjustments have no impact on the net assets. At December 31, 2021, there were no adjustments to the Statement of Assets and Liabilities.
Administration fees $ 3,475
Transfer agent fees 360
Trustee fees 445
$ 4,280
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIC Commodity Strategies Fund $ 1,857 $ 398 $ 2,038 $ (231) $ 14 $ — $ 379 $ —
RIF Global Real Estate Securities
Fund — 3,059 381 19 284 2,981 83 28
RIF U.S. Small Cap Equity Fund 6,587 1,493 4,738 1,050 (502) 3,890 459 416
RIF U.S. Strategic Equity Fund 6,426 3,693 1,483 118 514 9,268 102 711
RIC Investment Grade Bond Fund 10,677 4,537 1,300 (31) (376) 13,507 276 48
RIC Unconstrained Total Return
Fund 24,994 1,469 24,519 (65) 53 1,932 112 —
RIF Strategic Bond Fund 10,651 24,495 2,839 (35) (460) 31,812 282 202
RIC Emerging Markets Fund 4,627 765 3,416 830 (873) 1,933 64 177
RIC Global Equity Fund 6,510 13,316 2,785 64 989 18,094 752 478
RIF International Developed Markets
Fund 5,519 942 2,807 782 (538) 3,898 326 82
RIC Multi-Strategy Income Fund 10,901 1,854 3,408 237 150 9,734 536 17
U.S. Cash Management Fund 2,086 4,764 6,850 — — — — —
$ 90,835 $ 60,785 $ 56,564 $ 2,738 $ (745) $ 97,049 $ 3,371 $ 2,159
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 90,622,936 $ 6,426,534 $ — $ 6,426,534 $ 116 , 220 $ 2,14 0 , 261
December 31, 2021 December 31, 2020
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 4,460,251 $ 3,055,1 83 $ — $ 1,870,975 $ — $ —

Russell Investment Funds
Balanced Strategy Fund
Portfolio Management Discussion and Analysis — December 31, 2021 (Unaudited)
Balanced Strategy Fund 19
Balanced Strategy Fund
Total
Return
1 Year 13 .04%
5 Years 8 .15%§
10 Years 7 .67%§
Bloomberg U.S. Aggregate Bond Index**
Total
Return
1 Year (1 .54)%
5 Years 3 .57%§
10 Years 2 .90%§
Russell 1000
®
Index***
Total
Return
1 Year 26 .45%
5 Years 18 .43%§
10 Years 16 .54%§
MSCI World ex USA Index (Net)****
Total
Return
1 Year 12 .62%
5 Years 9 .63%§
10 Years 7 .84%§

Russell Investment Funds
Balanced Strategy Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2021
(Unaudited)
20 Balanced Strategy Fund
The Balanced Strategy Fund (the “Fund”) is a fund of funds that invests in other Russell Investment Funds (“RIF”) and Russell
Investment Company (“RIC”) mutual funds (the “Underlying
Funds”). Certain Underlying Funds employ a multi-manager
approach whereby portions of the Underlying Funds are allocated to different money manager strategies. Underlying Fund assets not allocated to money managers are managed by Russell Investment
Management, LLC (“RIM”), the Fund’s and Underlying Funds’
advisor. RIM, as the Underlying Funds’ advisor, may change
the allocation of the Underlying Funds’ assets among money
managers at any time. An exemptive order from the Securities and Exchange Commission permits RIM to engage or terminate
a money manager in an Underlying Fund at any time, subject to approval by the Underlying Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, an Underlying
Fund is required to notify its shareholders within 90 days of when a money manager begins providing services.
What is the Fund’s investment objective?
The Fund seeks to provide above average long term capital
appreciation and a moderate level of current income.
How did the Fund perform relative to its benchmark for the
fiscal year ended December 31, 2021?
For the fiscal year ended December 31, 2021 (the “fiscal year”), the Fund gained 13.04%. This is compared to the Fund’s primary benchmark, the Bloomberg U.S. Aggregate Bond Index, which
lost 1.54% during the same fiscal year. The Fund’s performance includes operating expenses, whereas index returns are
unmanaged and do not include expenses of any kind.
For the fiscal year, the Morningstar Insurance Allocation – 50% to
70% Equity Category, a group of funds that Morningstar considers to have investment strategies similar to those of the Fund, gained
12.43%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
With respect to fixed income for the fiscal year, the strong appetite for risk in the market was demonstrated by the outperformance of credit relative to the Bloomberg U.S. Aggregate Bond Index, while interest rates rose, and the yield curve flattened. High yield credits and loans were outperformers, with investment grade
credits following behind, while asset-backed and mortgage-
backed securities relatively underperformed for the fiscal year.
As global interest rates rose, U.S. Treasuries declined in price, consistent with the higher economic growth and higher inflation dynamic seen throughout the fiscal year. Commodities were the highest returning asset class, consistent with reflationary themes, with the price per barrel of oil increasing, and sub-asset classes such as infrastructure and listed real estate following suit.
For the fiscal year, equity returns were positive, as a strong risk-
on appetite was fueled by post-pandemic economic reopening,
stimulative fiscal and monetary policies, and positive vaccination progress related to COVID-19. Equities were the highest
returning asset class outside of commodities, with U.S. equities outperforming while European, U.K., and Canadian equities, as well as emerging market and Japanese equities, lagged domestic shares. Within the U.S., the Russell 3000
®
Index gained nearly
26% during the fiscal year, with value and growth stocks
performing broadly in-line with each other. Additionally, large-
cap equities outperformed small-cap stocks, as index weight-
heavy mega-cap technology stocks’ outperformance carried large caps’ outperformance relative to their small cap counterparts.
How did the investment strategies and techniques employed
by the Fund and the Underlying Funds affect the Fund’s
performance?
The Fund is a fund of funds and its performance is based on RIM’s strategic asset allocations, the performance of the Underlying
Funds in which the Fund invests, and tactical changes in the
Fund’s asset allocation throughout the fiscal year. In order to seek to achieve the Fund’s objective during the fiscal year, RIM’s strategic asset allocation included investments in global equity, fixed income, multi-asset and alternative Underlying Funds.
Broadly, the Fund’s asset allocation was a positive contributor to performance relative to the Fund’s benchmark during the fiscal year. Equities and real assets outperformed the Fund’s benchmark over the fiscal year, and as a result, allocations to these asset classes were rewarded. However, an underweight to high yield credit was detractive, with high yield outperforming the Fund’s benchmark, consistent with the risk-on sentiment over the fiscal year. Duration positioning detracted from performance, with an overweight duration position detracting as interest rates rose over the fiscal year. However, duration positioning was beneficial from a risk-mitigation perspective, in that it balanced the preference for shorter duration value stocks.
The fixed income portion of the Fund’s portfolio was a headwind to Fund performance, largely driven by underperformance by
the RIF Strategic Bond Fund. Within the RIF Strategic Bond
Fund, a long duration position relative to the benchmark was the most significant driver of underperformance, as interest rates rose, resulting in negative performance which more than offset beneficial credit positioning.
The broader equity markets delivered positive absolute and
relative performance over the fiscal year. In addition, the equity
Underlying Funds generally outperformed their respective equity benchmarks. The RIF U.S. Small Cap Equity Fund outperformed
its benchmark over the fiscal year. Underlying preferences
for more cyclical areas of the markets that experienced robust

Russell Investment Funds
Balanced Strategy Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2021
(Unaudited)
Balanced Strategy Fund 21
earnings growth and other economic-reopening tailwinds were
rewarded, as the most cyclical areas of the markets outperformed over the fiscal year. Additionally, the RIC Emerging Markets
Fund and the RIC Global Equity Fund outperformed.
The multi-asset portion of the Fund’s portfolio outperformed the
Fund’s benchmark. The RIC Multi-Strategy Income Fund’s global equity managers were contributors over the fiscal year, with stock selection proving fruitful. In addition, the Underlying Fund’s tactical positioning, including an overweight to equity risk, preferences for equities over credit risk, as well as a preference for more cyclically-sensitive securities was rewarded, while risk-
mitigation strategies including the use of duration detracted from performance in the strong risk-on environment.
The alternative assets portion of the Fund’s portfolio provided positive results compared to the Fund’s benchmark. The RIF
Global Real Estate Securities Fund outperformed the Fund’s
benchmark, as did the RIC Commodity Strategies Fund, as
commodity prices rallied led by strong oil and energy returns.
Through part of the fiscal year, RIM had the discretion to vary the Fund’s actual allocation from the target strategic asset allocation by up to +/- 5% at the equity, fixed income, multi-asset and alternative category level based on RIM’s capital markets research.
In addition to investing in the Underlying Funds, RIM sought to actively manage the Fund’s overall exposures by investing in derivatives. Through part of the fiscal year, RIM used equity and fixed-income derivatives to help maintain tactical asset allocation preferences, in addition to implementing risk-mitigation
strategies. RIM used derivative contracts, such as equity index futures, as well as treasury futures to help implement tactical asset allocations. In addition, standardized call and put options were used to limit risk, including through the purchase and
sale of contracts to limit downside risk, generate income, and implement tactical spread views dependent on the current and expected future states of volatility. The use of derivatives was additive to Fund performance over the fiscal year, with exposure to equity markets via the use of optionality proving beneficial as equity markets appreciated over the fiscal year. Additionally, the use of futures contracts to achieve preferred duration positioning was beneficial, with duration positioning serving as a balance to total portfolio risk levels helping to partially mitigate risk from the equity positioning.
Describe any changes to the Fund’s structure or allocation
to the Underlying Funds.
During the fiscal year, RIM made strategic asset allocation
changes which resulted in an increase to growth-oriented asset exposures and a reduction in allocation to multi-asset Underlying
Funds. Specifically, RIM modified the Fund’s strategic asset allocation to 58% to equity, 30% to fixed income, 8% to multi-
asset and 4% to alterative asset classes. As a result of the strategic asset allocation changes, RIM removed an allocation to the RIC
Commodity Strategies Fund.
Additionally, all Fund assets are now invested only in the
Underlying Funds. As a result, the Fund no longer invests in derivative instruments or holds cash other than indirectly through the Underlying Funds. RIM also no longer has the discretion to vary the Fund’s actual allocation from the target strategic asset allocation by up to +/- 5%.
The views expressed in this report reflect those of the
portfolio managers only through the end of the fiscal year
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied
on as investment advice and, because investment decisions
for a Russell Investment Funds (“RIF”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIF Fund.

Russell Investment Funds
Balanced Strategy Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2021
(Unaudited)
22 Balanced Strategy Fund
* Assumes initial investment on January 1, 2012.
** The Bloomberg U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.
*** The Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index represents the universe of stocks from
which most active money managers typically select. The Russell 1000
®
Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.
**** The MSCI World ex USA Index (Net) is a free float‐adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 22 developed market country indexes.
§ Annualized.
The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and Exchange
Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting Principles (“U.S.
GAAP”).

Russell Investment Funds
Balanced Strategy Fund
Shareholder Expense Example — December 31, 2021 (Unaudited)
Balanced Strategy Fund 23
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from July 1, 2021 to December 31, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
July 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
December 31, 2021 $ 1,03 1 . 60 $ 1,024.45
Expenses Paid During Period* $ 0.77 $ 0.77
* Expenses are equal to the Fund's annualized expense ratio of 0.15%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Funds
Balanced Strategy Fund
Schedule of Investments — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
24 Balanced Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Alternative - 4.1%
RIF Global Real Estate Securities Fund 618,915 10,658
Domestic Equities - 18.5%
RIF U.S. Small Cap Equity Fund 680,081 10,385
RIF U.S. Strategic Equity Fund 1,767,445 37,929
48,314
Fixed Income - 29.6%
RIC Unconstrained Total Return Fund Class Y 558,964 5,137
RIF Strategic Bond Fund 6,868,080 71,840
76,977
International Equities - 39.8%
RIC Emerging Markets Fund Class Y 344,105 6,490
RIC Global Equity Fund Class Y 9,041,790 84,179
RIF International Developed Markets Fund 1,058,062 13,067
103,736
Multi-Asset - 8.0%
RIC Multi-Strategy Income Fund Class Y 1,968,970 20,851
Total Investments in Affiliated Funds
(cost $231,481) 260,536
Total Investments - 100.0%
(identified cost $231,481) 260,536
Other Assets and Liabilities, Net - (0.0)%
(121)
Net Assets - 100.0%
260,415

Russell Investment Funds
Balanced Strategy Fund
Fair Value of Derivative Instruments — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 25
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 3,381 $ — $ — $ (1,255)
Credit default swap contracts — (421) — —
Foreign currency exchange contracts — — (115) —
Total
$ 3,381 $ (421) $ (115) $ (1,255)
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Futures contracts $ 99 $ — $ — $ 133
Credit default swap contracts — 248 — —
Foreign currency exchange contracts — — (27) —
Total
$ 99 $ 248 $ (27) $ 133
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
26 Balanced Strategy Fund
Statement of Assets and Liabilities — December 31, 2021
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 231,481
Investments, at fair value(>) ...........................................................................................................................................................
260,536
Receivables:
Investments sold ................................................................................................................................................................ 111
Total assets .................................................................................................................................................
260,647
Liabilities
Payables:
Fund shares redeemed ....................................................................................................................................................... 111
Accrued fees to affiliates .................................................................................................................................................... 30
Other accrued expenses ..................................................................................................................................................... 91
Total liabilities .............................................................................................................................................
232
Net Assets ............................................................................................................................................................
$ 260,415

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 27
Statement of Assets and Liabilities, continued — December 31, 2021
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 33,425
Shares of beneficial interest ...........................................................................................................................................................
253
Additional paid-in capital ..............................................................................................................................................................
226,737
Net Assets ............................................................................................................................................................
$ 260,415
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................... $ 10.28
Net assets ............................................................................................................................................................................... $ 260,415,337
Shares outstanding ($.01 par value) ....................................................................................................................................... 25,322,394
Amounts in thousands
(>)     Investments in affiliated funds $ 260,536
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
28 Balanced Strategy Fund
Statement of Operations — For the Period Ended December 31, 2021
Amounts in thousands
Investment Income
Income distributions from affiliated funds ..................................................................................................................................... $ 10,117
Expenses
Advisory fees .................................................................................................................................................................... 518
Administrative fees ........................................................................................................................................................... 110
Custodian fees ................................................................................................................................................................... 33
Transfer agent fees ........................................................................................................................................................... 11
Professional fees ............................................................................................................................................................... 49
Trustees’ fees .................................................................................................................................................................... 10
Printing fees ...................................................................................................................................................................... 48
Proxy fees ......................................................................................................................................................................... 12
Miscellaneous ................................................................................................................................................................... 4
Expenses before reductions .............................................................................................................................................. 795
Expense reductions ........................................................................................................................................................... (421)
Net expenses .................................................................................................................................................................................
374
Net investment income (loss) ........................................................................................................................................................
9,743
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds .......................................................................................................................................... 10,961
Futures contracts .............................................................................................................................................................. 2,126
Foreign currency exchange contracts ................................................................................................................................ (115)
Credit default swap contracts ............................................................................................................................................ (421)
Capital gain distributions from affiliated funds ................................................................................................................. 7,728
Net realized gain (loss) ..................................................................................................................................................................
20,279
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds .......................................................................................................................................... 991
Futures contracts .............................................................................................................................................................. 232
Foreign currency exchange contracts ................................................................................................................................ (27)
Credit default swap contracts ............................................................................................................................................ 248
Foreign currency-related transactions ............................................................................................................................... (51)
Net change in unrealized appreciation (depreciation) ................................................................................................................... 1,393
Net realized and unrealized gain (loss) ......................................................................................................................................... 21,672
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 31,415

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 29
Statements of Changes in Net Assets
For the Periods Ended December 31,
Amounts in thousands
2021 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 9,743 $ 3,600
Net realized gain (loss) ...................................................................................................................... 20,279 5,376
Net change in unrealized appreciation (depreciation) ....................................................................... 1,393 6,683
Net increase (decrease) in net assets from operations ............................................................................. 31,415 15,659
Distributions
To shareholders ................................................................................................................................. (29,972) (6,351)
Net decrease in net assets from distributions .......................................................................................... (29,972) (6,351)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 9,254 (23,263)
Total Net Increase (Decrease) in Net Assets ..........................................................................
10,697 (13,955)
Net Assets
Beginning of period .................................................................................................................................
249,718 263,673
End of period ..........................................................................................................................................
$ 260,415 $ 249,718
* Share transaction amounts (in thousands) for the periods ended December 31, 2021 and December 31, 2020 were as follows:
2021 2020
Shares Dollars Shares Dollars
Proceeds from shares sold 1,332 $ 14,408 966 $ 8,717
Proceeds from reinvestment of distributions 2,931 29,972 686 6,351
Payments for shares redeemed (3,275) (35,126) (4,289) (38,331)
Total increase (decrease)
988 $ 9,254 (2,637) $ (23,263)

Russell Investment Funds
Balanced Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
30 Balanced Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(b)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
December 31, 2021 10.26 .40 .89 1.29 (.51) (.76)
December 31, 2020 9.78 .14 .58 .72 (.11) (.13)
December 31, 2019 8.70 .27 1.13 1.40 (.15) (.17)
December 31, 2018 10.17 .32 (.97) (.65) (.54) (.28)
December 31, 2017 9.74 .28 .87 1.15 (.25) (.47)

See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 31
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(e)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(c)
%
Ratio of Expenses
to Average
Net Assets,
Net
(c)(d)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(d )
%
Portfolio
Turnover Rate
(1.27) 10.28 13.04 260,415 .31 .14 3.76 47
(.24) 10.26 7.65 249,718 .33 .14 1.55 17
(.32) 9.78 16.32 263,673 .32 .14 2.89 32
(.82) 8.70 (6.69) 253,329 .30 .14 3.25 13
(.72) 10.17 12.00 295,259 .31 .13 2.74 35

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
32 Balanced Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended December 31, 2021 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2021, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:
For the fiscal years ended December 31, 2021 and December 31, 2020, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. Book-tax differences may be due to foreign currency gains and losses, reclassifications of dividends and differences in treatment of income from swaps. These adjustments have no impact on the net assets. At December 31, 2021, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 18,968
Administration fees 9,271
Transfer agent fees 960
Trustee fees 1,180
$ 30,379
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIC Commodity Strategies Fund $ 5,013 $ 1,033 $ 5,454 $ (785) $ 193 $ — $ 1,033 $ —
RIF Global Real Estate Securities
Fund 4,902 5,923 1,664 92 1,405 10,658 399 100
RIF U.S. Small Cap Equity Fund 15,754 3,296 9,799 2,983 (1,849) 10,385 1,220 1,109
RIF U.S. Strategic Equity Fund 29,968 10,473 5,498 505 2,481 37,929 428 2,904
RIC Unconstrained Total Return
Fund 42,222 1,414 38,394 (515) 410 5,137 245 —
RIF Strategic Bond Fund 34,967 45,386 7,046 (154) (1,313) 71,840 694 491
RIC Emerging Markets Fund 15,171 1,793 10,291 2,414 (2,597) 6,490 214 594
RIC Global Equity Fund 37,480 52,611 11,797 (43) 5,928 84,179 3,491 2,220
RIF International Developed Markets
Fund 30,210 2,938 21,983 6,105 (4,203) 13,067 1,238 273
RIC Multi-Strategy Income Fund 24,303 3,270 7,617 359 536 20,851 1,154 37
U.S. Cash Management Fund 4,215 14,886 19,101 — — — 1 —
$ 244,205 $ 143,023 $ 138,644 $ 10,961 $ 991 $ 260,536 $ 10,117 $ 7,728
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 233,408,213 $ 27,128,049 $ — $ 27,128,049 $ 136,574 $ 7,744,046
December 31, 2021 December 31, 2020
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 12,544,692 $ 17,426,848 $ — $ 2,779,294 $ 3,571,549 $ —

Russell Investment Funds
Growth Strategy Fund
Portfolio Management Discussion and Analysis — December 31, 2021 (Unaudited)
Growth Strategy Fund 33
Growth Strategy Fund
Total
Return
1 Year 17 .44%
5 Years 10 .11%§
10 Years 9 .02%§
Russell 1000
®
Index**
Total
Return
1 Year 26 .45%
5 Years 18 .43%§
10 Years 16 .54%§
Bloomberg U.S. Aggregate Bond Index***
Total
Return
1 Year (1 .54)%
5 Years 3 .57%§
10 Years 2 .90%§
MSCI World ex USA Index (Net)****
Total
Return
1 Year 12 .62%
5 Years 9 .63%§
10 Years 7 .84%§

Russell Investment Funds
Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2021
(Unaudited)
34 Growth Strategy Fund
The Growth Strategy Fund (the “Fund”) is a fund of funds that invests in other Russell Investment Funds (“RIF”) and Russell
Investment Company (“RIC”) mutual funds (the “Underlying
Funds”). Certain Underlying Funds employ a multi-manager
approach whereby portions of the Underlying Funds are allocated to different money manager strategies. Underlying Fund assets not allocated to money managers are managed by Russell Investment
Management, LLC (“RIM”), the Fund’s and Underlying Funds’
advisor. RIM, as the Underlying Funds’ advisor, may change
the allocation of the Underlying Funds’ assets among money
managers at any time. An exemptive order from the Securities and Exchange Commission permits RIM to engage or terminate
a money manager in an Underlying Fund at any time, subject to approval by the Underlying Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, an Underlying
Fund is required to notify its shareholders within 90 days of when a money manager begins providing services.
What is the Fund’s investment objective?
The Fund seeks to provide high long term capital appreciation, and as a secondary objective, current income.
How did the Fund perform relative to its benchmark for the
fiscal year ended December 31, 2021?
For the fiscal year ended December 31, 2021 (the “fiscal year”), the Fund gained 17.44%. This is compared to the Fund’s primary benchmark, the Russell 1000
®
Index, which gained 26.45%
during the same fiscal year. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and
do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Insurance Allocation –
70% to 85% Equity Category, a group of funds that Morningstar considers to have investment strategies similar to those of the
Fund, gained 15.94%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
For the fiscal year, equity returns were positive, as a strong appetite for risk was fueled by post-pandemic economic
reopening, stimulative fiscal and monetary policies, and positive vaccination progress related to COVID-19. Equities were the
highest returning asset class outside of commodities, with U.S.
equities outperforming while European, U.K., and Canadian
equities, as well as emerging market and Japanese equities, lagged domestic shares. Within the U.S., the Russell 3000
®
Index gained
nearly 26% during the fiscal year with value and growth stocks performing broadly in-line with each other. Additionally, large-
cap equities outperformed small-cap stocks, as index weight-
heavy mega-cap technology stocks’ outperformance carried large caps’ outperformance relative to their small cap counterparts.
With respect to fixed income for the fiscal year, the strong appetite for risk in the market was demonstrated by the outperformance of credit relative to the Bloomberg U.S. Aggregate Bond Index, while interest rates rose, and the yield curve flattened. High yield credits and loans were outperformers, with investment grade
credits following behind, while asset-backed and mortgage-
backed securities relatively underperformed for the fiscal year.
As global interest rates rose, U.S. Treasuries declined in price, consistent with the higher economic growth and higher inflation dynamic seen throughout the year. Commodities were the highest returning asset class, consistent with reflationary themes, with the price per barrel of oil increasing, and sub-asset classes such as infrastructure and listed real estate following suit.
How did the investment strategies and techniques employed
by the Fund and the Underlying Funds affect the Fund’s
performance?
The Fund is a fund of funds and its performance is based on RIM’s strategic asset allocations, the performance of the Underlying
Funds in which the Fund invests, and tactical changes in the
Fund’s asset allocation throughout the fiscal year. In order to seek to achieve the Fund’s objective during the fiscal year, RIM’s strategic asset allocation included investments in global equity, fixed income, multi-asset and alternative Underlying Funds.
Overall, the Fund’s asset allocation was a detractor to performance relative to the Fund’s benchmark during the fiscal year. Allocations away from equities was a detractor, as equities led other asset classes over the fiscal year. Additionally, within equities regional preferences for non-U.S. equities was a detractor, as large cap domestic equities such as the Russell 1000
®
Index outperformed
non-U.S. regions. Additionally, preferences for small-cap equities was detractive, as large and mega-cap equities outperformed
their small cap peers. However, portfolio hedges which include duration positioning were a headwind compared to the 100%
equity benchmark, as the strong risk-on tone of the market limited the effectiveness of hedges.
The fixed income portion of the Fund’s portfolio underperformed the Fund’s benchmark. Performance in the fixed income portion of the Fund’s portfolio relative to the Bloomberg U.S. Aggregate Bond
Index was mixed, with an allocation to the RIC Unconstrained
Total Return Fund detracting as markets continued to favor risky assets such as equities, rather than safer assets such as bonds.
The underlying fixed income exposure from the RIC Multi-Asset
Growth Strategy Fund underperformed the Bloomberg U.S.
Aggregate Bond Index, as preferences for MBS over Agg bonds
detracted from performance.
The broader equity markets delivered positive absolute and
relative performance over the fiscal year. In addition, the equity
Underlying Funds generally outperformed their respective equity

Russell Investment Funds
Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2021
(Unaudited)
Growth Strategy Fund 35
benchmarks. The RIF U.S. Small Cap Equity Fund outperformed
its benchmark over the fiscal year. Underlying preferences for more cyclical areas of the markets that experienced robust earnings growth and other economic-reopening tailwinds were rewarded, as the most cyclical areas of the markets outperformed over the fiscal year. However, the RIC Emerging Markets Fund and the
RIC Global Equity Fund underperformed when compared to the
Fund benchmark, as large cap domestic equities outperformed
non-U.S. developed and emerging market regions.
The alternative assets portion of the Fund’s portfolio had mixed results compared to the Fund’s benchmark. The RIF Global Real
Estate Securities Fund underperformed the Fund’s benchmark
due to the significant strength of equities outperforming listed real estate assets. However, the RIC Commodity Strategies Fund outperformed the Fund’s benchmark, as commodity prices rallied led by strong oil and energy returns.
The multi-asset portion of the Fund’s portfolio underperformed the
Fund’s equity benchmark. The RIC Multi-Asset Growth Strategy
Fund detracted when compared to the Fund’s benchmark, as
diversifying positions in other asset classes detracted when compared to strong equity returns.
Through part of the fiscal year, RIM had the discretion to vary the Fund’s actual allocation from the target strategic asset allocation by up to +/- 5% at the equity, fixed income, multi-asset and alternative category level based on RIM’s capital markets research.
In addition to investing in the Underlying Funds, RIM sought to actively manage the Fund’s overall exposures by investing in derivatives. Through part of the fiscal year, RIM used equity and fixed-income derivatives to help maintain tactical asset allocation preferences, in addition to implementing risk-mitigation
strategies. RIM used derivative contracts, such as equity index futures, as well as treasury futures to help implement tactical asset allocations. In addition, standardized call and put options were used to limit risk, including through the purchase and
sale of contracts to limit downside risk, generate income, and implement tactical spread views dependent on the current and expected future states of volatility. The use of derivatives was additive to Fund performance over the fiscal year, with exposure to equity markets via the use of optionality proving beneficial as equity markets appreciated over the year. Additionally, the use of futures contracts to achieve preferred duration positioning was beneficial, with duration positioning serving as a balance to total portfolio risk levels helping to partially mitigate risk from the equity positioning.
Describe any changes to the Fund’s structure or allocation
to the Underlying Funds.
During the fiscal year, RIM made strategic asset allocation changes which resulted in an increase to growth-oriented asset exposures and a reduction in allocation to multi-asset Underlying Funds.
Specifically, RIM modified the Fund’s strategic asset allocation to 74% to equity, 11% to fixed income, 10% to multi-asset and
5% to alterative asset classes. As a result of the strategic asset allocation, RIM added an allocation to the RIF Strategic Bond
Fund and removed an allocation to the RIC Commodity Strategies
Fund.
Additionally, all Fund assets are now invested only in the
Underlying Funds. As a result, the Fund no longer invests in derivative instruments or holds cash other than indirectly through the Underlying Funds. RIM also no longer has the discretion to vary the Fund’s actual allocation from the target strategic asset allocation by up to +/- 5%.
The views expressed in this report reflect those of the
portfolio managers only through the end of the fiscal year
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied
on as investment advice and, because investment decisions
for a Russell Investment Funds (“RIF”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIF Fund.

Russell Investment Funds
Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2021
(Unaudited)
36 Growth Strategy Fund
* Assumes initial investment on January 1, 2012.
** The Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index represents the universe of stocks from
which most active money managers typically select. The Russell 1000
®
Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.
*** The Bloomberg U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.
**** The MSCI World ex USA Index (Net) is a free float‐adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 22 developed market country indexes.
§ Annualized.
The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and Exchange
Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting Principles (“U.S.
GAAP”).

Russell Investment Funds
Growth Strategy Fund
Shareholder Expense Example — December 31, 2021 (Unaudited)
Growth Strategy Fund 37
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from July 1, 2021 to December 31, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
July 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
December 31, 2021 $ 1, 0 4 4. 1 0 $ 1,024.40
Expenses Paid During Period* $ 0.8 2 $ 0.82
* Expenses are equal to the Fund's annualized expense ratio of 0.16%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Funds
Growth Strategy Fund
Schedule of Investments — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
38 Growth Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Alternative - 5.1%
RIF Global Real Estate Securities Fund 621,121 10,696
Domestic Equities - 24.6%
RIF U.S. Small Cap Equity Fund 548,695 8,379
RIF U.S. Strategic Equity Fund 2,013,730 43,214
51,593
Fixed Income - 10.7%
RIC Unconstrained Total Return Fund Class Y 446,902 4,107
RIF Strategic Bond Fund 1,760,177 18,411
22,518
International Equities - 49.7%
RIC Emerging Markets Fund Class Y 216,487 4,083
RIC Global Equity Fund Class Y 9,290,563 86,495
RIF International Developed Markets Fund 1,091,714 13,483
104,061
Multi-Asset - 9.9%
RIC Multi-Asset Growth Strategy Fund Class Y 1,930,182 20,653
Total Investments in Affiliated Funds
(cost $180,206) 209,521
Total Investments - 100.0%
(identified cost $180,206) 209,521
Other Assets and Liabilities, Net - (0.0)%
(95)
Net Assets - 100.0%
209,426

Russell Investment Funds
Growth Strategy Fund
Fair Value of Derivative Instruments — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 39
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 3,780 $ — $ — $ (948)
Credit default swap contracts — (581) — —
Foreign currency exchange contracts — — 9 —
Total
$ 3,780 $ (581) $ 9 $ (948)
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Futures contracts $ (114) $ — $ — $ 101
Credit default swap contracts — 373 — —
Foreign currency exchange contracts — — (9) —
Total
$ (114) $ 373 $ (9) $ 101
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
40 Growth Strategy Fund
Statement of Assets and Liabilities — December 31, 2021
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 180,206
Investments, at fair value(>) ...........................................................................................................................................................
209,521
Receivables:
Fund shares sold ................................................................................................................................................................ 31
Total assets .................................................................................................................................................
209,552
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 31
Accrued fees to affiliates .................................................................................................................................................... 19
Other accrued expenses ..................................................................................................................................................... 76
Total liabilities .............................................................................................................................................
126
Net Assets ............................................................................................................................................................
$ 209,426

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 41
Statement of Assets and Liabilities, continued — December 31, 2021
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 34,159
Shares of beneficial interest ...........................................................................................................................................................
201
Additional paid-in capital ..............................................................................................................................................................
175,066
Net Assets ............................................................................................................................................................
$ 209,426
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................... $ 10.44
Net assets ............................................................................................................................................................................... $ 209,426,142
Shares outstanding ($.01 par value) ....................................................................................................................................... 20,069,328
Amounts in thousands
(>)     Investments in affiliated funds $ 209,521
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
42 Growth Strategy Fund
Statement of Operations — For the Period Ended December 31, 2021
Amounts in thousands
Investment Income
Income distributions from affiliated funds ..................................................................................................................................... $ 9,055
Expenses
Advisory fees .................................................................................................................................................................... 416
Administrative fees ........................................................................................................................................................... 88
Custodian fees ................................................................................................................................................................... 36
Transfer agent fees ............................................................................................................................................................ 9
Professional fees ............................................................................................................................................................... 47
Trustees’ fees .................................................................................................................................................................... 8
Printing fees ...................................................................................................................................................................... 39
Proxy fees ......................................................................................................................................................................... 9
Miscellaneous ................................................................................................................................................................... 4
Expenses before reductions .............................................................................................................................................. 656
Expense reductions ........................................................................................................................................................... (335)
Net expenses .................................................................................................................................................................................
321
Net investment income (loss) ........................................................................................................................................................
8,734
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds .......................................................................................................................................... 13,433
Futures contracts .............................................................................................................................................................. 2,832
Foreign currency exchange contracts ................................................................................................................................ 9
Credit default swap contracts ............................................................................................................................................ (581)
Capital gain distributions from affiliated funds ................................................................................................................. 7,595
Net realized gain (loss) ..................................................................................................................................................................
23,288
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds .......................................................................................................................................... 782
Futures contracts .............................................................................................................................................................. (13)
Foreign currency exchange contracts ................................................................................................................................ (9)
Credit default swap contracts ............................................................................................................................................ 373
Foreign currency-related transactions ............................................................................................................................... (13)
Net change in unrealized appreciation (depreciation) ................................................................................................................... 1,120
Net realized and unrealized gain (loss) ......................................................................................................................................... 24,408
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 33,142

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 43
Statements of Changes in Net Assets
For the Periods Ended December 31,
Amounts in thousands
2021 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 8,734 $ 1,768
Net realized gain (loss) ...................................................................................................................... 23,288 4,302
Net change in unrealized appreciation (depreciation) ....................................................................... 1,120 10,344
Net increase (decrease) in net assets from operations ............................................................................. 33,142 16,414
Distributions
To shareholders ................................................................................................................................. (29,534) (6,462)
Net decrease in net assets from distributions .......................................................................................... (29,534) (6,462)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 7,012 (16,555)
Total Net Increase (Decrease) in Net Assets ..........................................................................
10,620 (6,603)
Net Assets
Beginning of period .................................................................................................................................
198,806 205,409
End of period ..........................................................................................................................................
$ 209,426 $ 198,806
* Share transaction amounts (in thousands) for the periods ended December 31, 2021 and December 31, 2020 were as follows:
2021 2020
Shares Dollars Shares Dollars
Proceeds from shares sold 508 $ 5,632 529 $ 4,519
Proceeds from reinvestment of distributions 2,856 29,534 697 6,462
Payments for shares redeemed (2,563) (28,154) (3,080) (27,536)
Total increase (decrease)
801 $ 7,012 (1,854) $ (16,555)

Russell Investment Funds
Growth Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
44 Growth Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(b)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
December 31, 2021 10.32 .46 1.27 1.73 (.51) (1.10)
December 31, 2020 9.72 .09 .82 .91 (.15) (.16)
December 31, 2019 8.76 .23 1.31 1.54 (.07) (.51)
December 31, 2018 10.46 .37 (1.17) (.80) (.51) (.39)
December 31, 2017 9.53 .34 1.13 1.47 (.32) (.22)

See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 45
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(e)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(c)
%
Ratio of Expenses
to Average
Net Assets,
Net
(c)(d)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(d)
%
Portfolio
Turnover Rate
(1.61) 10.44 17.44 209,426 .32 .15 4.20 53
(.31) 10.32 9.75 198,806 .33 .15 .97 16
(.58) 9.72 18.06 205,409 .33 .15 2.48 35
(.90) 8.76 (8.05) 190,042 .31 .15 3.69 18
(.54) 10.46 15.65 220,835 .32 .14 3.37 29

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
46 Growth Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended December 31, 2021 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2021, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:
For the fiscal years ended December 31, 2021 and December 31, 2020, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  Book-tax differences may be due to foreign currency gains and losses, reclassifications of dividends and differences in treatment of income from swaps.  These adjustments have no impact on the net assets. At December 31, 2021, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 9,406
Administration fees 7,456
Transfer agent fees 772
Trustee fees 947
$ 18,581
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIC Commodity Strategies Fund $ 3,877 $ 816 $ 4,226 $ (1,414) $ 947 $ — $ 816 $ —
RIF Global Real Estate Securities
Fund 3,859 7,169 1,753 83 1,338 10,696 380 101
RIF U.S. Small Cap Equity Fund 18,082 2,786 14,484 4,490 (2,495) 8,379 997 895
RIF U.S. Strategic Equity Fund 42,949 10,132 14,154 2,635 1,652 43,214 517 3,331
RIC Unconstrained Total Return
Fund 28,504 1,621 25,918 (66) (34) 4,107 186 —
RIF Strategic Bond Fund — 20,248 1,781 13 (69) 18,411 130 96
RIC Emerging Markets Fund 13,819 1,016 10,904 2,704 (2,552) 4,083 135 373
RIC Global Equity Fund 29,272 63,168 10,801 67 4,789 86,495 3,614 2,298
RIF International Developed Markets
Fund 29,479 2,705 20,539 4,906 (3,068) 13,483 1,262 281
RIC Multi-Asset Growth Strategy
Fund 18,859 3,403 1,898 15 274 20,653 1,017 220
U.S. Cash Management Fund 4,839 13,577 18,416 — — — 1 —
$ 193,539 $ 126,641 $ 124,874 $ 13,433 $ 782 $ 209,521 $ 9,055 $ 7,595
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 181, 596 , 729 $ 27, 990 , 295 $ (65,8 86 ) $ 27, 92 4 , 409 $ 11 4 , 407 $ 7,667,869
December 31, 2021 December 31, 2020
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 10,230,925 $ 19,303,478 $ — $ 3,042,608 $ 3,419,149 $ —

Russell Investment Funds
Equity Growth Strategy Fund
Portfolio Management Discussion and Analysis — December 31, 2021 (Unaudited)
Equity Growth Strategy Fund 47
Equity Growth Strategy Fund
Total
Return
1 Year 19 .61%
5 Years 10 .60%§
10 Years 9 .72%§
Russell 1000
®
Index**
Total
Return
1 Year 26 .45%
5 Years 18 .43%§
10 Years 16 .54%§
MSCI World ex USA Index (Net)***
Total
Return
1 Year 12 .62%
5 Years 9 .63%§
10 Years 7 .84%§

Russell Investment Funds
Equity Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2021
(Unaudited)
48 Equity Growth Strategy Fund
The Equity Growth Strategy Fund (the “Fund”) is a fund of
funds that invests in other Russell Investment Funds (“RIF”)
and Russell Investment Company (“RIC”) mutual funds (the
“Underlying Funds”). Certain Underlying Funds employ a multi-
manager approach whereby portions of the Underlying Funds
are allocated to different money manager strategies. Underlying
Fund assets not allocated to money managers are managed by
Russell Investment Management, LLC (“RIM”), the Fund’s
and Underlying Funds’ advisor. RIM, as the Underlying Funds’
advisor, may change the allocation of the Underlying Funds’ assets among money managers at any time. An exemptive order from the
Securities and Exchange Commission permits RIM to engage or
terminate a money manager in an Underlying Fund at any time, subject to approval by the Underlying Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, an
Underlying Fund is required to notify its shareholders within 90 days of when a money manager begins providing services.
What is the Fund’s investment objective?
The Fund seeks to provide high long term capital appreciation.
How did the Fund perform relative to its benchmark for the
fiscal year ended December 31, 2021?
For the fiscal year ended December 31, 2021 (the “fiscal year”), the Fund gained 19.61%. This is compared to the Fund’s primary benchmark, the Russell 1000
®
Index, which gained 26.45%
during the same fiscal year. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and
do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Insurance Allocation –
70% to 85% Equity Category, a group of funds that Morningstar considers to have investment strategies similar to those of the
Fund, gained 15.94%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
For the fiscal year, equity returns were positive, as a strong appetite for risk was fueled by post-pandemic economic
reopening, stimulative fiscal and monetary policies, and positive vaccination progress related to COVID-19. Equities were the
highest returning asset class outside of commodities, with U.S.
equities outperforming while European, U.K., and Canadian
equities, as well as emerging market and Japanese equities, lagged domestic shares. Within the U.S. the Russell 3000
®
Index gained
nearly 26% during the fiscal year, with value and growth stocks performing broadly in-line with each other. Additionally, large-
cap equities outperformed small-cap stocks, as index weight-
heavy mega-cap technology stocks’ outperformance carried large caps’ outperformance relative to their small cap counterparts.
With respect to fixed income for the fiscal year, the strong appetite for risk in the market was demonstrated by the outperformance of credit relative to the Bloomberg U.S. Aggregate Bond Index, while interest rates rose, and the yield curve flattened. High yield credits and loans were outperformers, with investment grade
credits following behind, while asset-backed and mortgage-
backed securities relatively underperformed for the fiscal year.
As global interest rates rose, U.S. Treasuries declined in price, consistent with the higher economic growth and higher inflation dynamic seen throughout the year. Commodities were the highest returning asset class, consistent with reflationary themes, with the price per barrel of oil increasing, and sub-asset classes such as infrastructure and listed real estate following suit.
How did the investment strategies and techniques employed
by the Fund and the Underlying Funds affect the Fund’s
performance?
The Fund is a fund of funds and its performance is based on RIM’s strategic asset allocations, the performance of the Underlying
Funds in which the Fund invests, and tactical changes in the
Fund’s asset allocation throughout the fiscal year. In order to seek to achieve the Fund’s objective during the fiscal year, RIM’s strategic asset allocation included investments in global equity, fixed income, multi-asset and alternative Underlying Funds.
Overall, the Fund’s asset allocation was a detractor to performance relative to the Fund’s benchmark during the fiscal year. Allocations away from equities was a detractor, as equities led other asset classes over the fiscal year. Additionally, within equities, regional preferences for non-U.S. equities was a detractor, as large cap domestic equities such as the Russell 1000
®
Index outperformed
non-U.S. regions. Additionally, preferences for small-cap equities detracted, as large and mega-cap tech stocks outperformed their smaller cap peers. Furthermore, portfolio hedges which include duration positioning were a headwind compared to the 100%
equity benchmark, as the strong risk-on tone of the market limited the effectiveness of hedges.
The fixed income portion of the Fund’s portfolio underperformed the Fund’s benchmark. Performance in the fixed income portion of the Fund’s portfolio relative to the Bloomberg U.S. Aggregate Bond
Index was mixed, with an allocation to the RIC Unconstrained
Total Return Fund detracting as markets continued to favor risky assets such as equities, rather than safer assets such as bonds.
The underlying fixed income exposure from the RIC Multi-Asset
Growth Strategy Fund underperformed the Bloomberg U.S.
Aggregate Bond Index, as preferences for MBS over Agg bonds
detracted from performance.
The broader equity markets delivered positive absolute and
relative performance over the fiscal year. In addition, the equity
Underlying Funds generally outperformed their respective equity

Russell Investment Funds
Equity Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2021
(Unaudited)
Equity Growth Strategy Fund 49
benchmarks. The RIF U.S. Small Cap Equity Fund outperformed
its benchmark over the fiscal year. Underlying preferences for more cyclical areas of the markets that experienced robust earnings growth and other economic-reopening tailwinds were rewarded, as the most cyclical areas of the markets outperformed over the fiscal year. However, the RIC Emerging Markets Fund and the
RIC Global Equity Fund underperformed when compared to the
Fund benchmark, as large cap domestic equities outperformed
non-U.S. developed and emerging market regions.
With respect to the alternative assets portion of the Fund’s portfolio, the RIF Global Real Estate Securities Fund underperformed the
Fund’s benchmark due to the significant strength of equities outperforming listed real estate assets.
The multi-asset portion of the Fund’s portfolio underperformed the Fund’s benchmark. The RIC Multi-Asset Growth Strategy
Fund detracted when compared to the Fund’s benchmark, as
diversifying positions in other asset classes detracted when compared to strong equity returns.
Through part of the fiscal year, RIM had the discretion to vary the Fund’s actual allocation from the target strategic asset allocation by up to +/- 5% at the equity, fixed income, multi-asset and alternative category level based on RIM’s capital markets research.
In addition to investing in the Underlying Funds, RIM sought to actively manage the Fund’s overall exposures by investing in derivatives. Through part of the fiscal year, RIM used equity and fixed-income derivatives to help maintain tactical asset allocation preferences, in addition to implementing risk-mitigation
strategies. RIM used derivative contracts, such as equity index futures, as well as treasury futures to help implement tactical asset allocations. In addition, standardized call and put options were used to limit risk, including through the purchase and
sale of contracts to limit downside risk, generate income, and implement tactical spread views dependent on the current and expected future states of volatility. The use of derivatives was additive to Fund performance over the fiscal year, with exposure to equity markets via the use of optionality proving beneficial as equity markets appreciated over the year. Additionally, the use of futures contracts to achieve preferred duration positioning was beneficial, with duration positioning serving as a balance to total portfolio risk levels helping to partially mitigate risk from the equity positioning.
Describe any changes to the Fund’s structure or allocation
to the Underlying Funds.
During the fiscal year, RIM made strategic asset allocation changes which resulted in an increase to growth-oriented asset exposures and a reduction in allocation to multi-asset Underlying Funds.
Specifically, RIM modified the Fund’s strategic asset allocation to 85% to equity, 10% to multi-asset and 5% to alterative asset classes. As a result of the strategic asset allocation changes, RIM removed allocations to the RIC Commodity Strategies Fund and
RIC Unconstrained Total Return Fund.
Additionally, all Fund assets are now invested only in the
Underlying Funds. As a result, the Fund no longer invests in derivative instruments or holds cash other than indirectly through the Underlying Funds. RIM also no longer has the discretion to vary the Fund’s actual allocation from the target strategic asset allocation by up to +/- 5%.
The views expressed in this report reflect those of the
portfolio managers only through the end of the fiscal year
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied
on as investment advice and, because investment decisions
for a Russell Investment Funds (“RIF”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIF Fund.

Russell Investment Funds
Equity Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2021
(Unaudited)
50 Equity Growth Strategy Fund
* Assumes initial investment on January 1, 2012.
** The Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index represents the universe of stocks from
which most active money managers typically select. The Russell 1000
®
Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.
*** The MSCI World ex USA Index (Net) is a free float‐adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 22 developed market country indexes.
§ Annualized.
The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and Exchange
Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting Principles (“U.S.
GAAP”).

Russell Investment Funds
Equity Growth Strategy Fund
Shareholder Expense Example — December 31, 2021 (Unaudited)
Equity Growth Strategy Fund 51
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from July 1, 2021 to December 31, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
July 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
December 31, 2021 $ 1,049 .80 $ 1,024.40
Expenses Paid During Period* $ 0.83 $ 0.82
* Expenses are equal to the Fund's annualized expense ratio of 0.16%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Funds
Equity Growth Strategy Fund
Schedule of Investments — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
52 Equity Growth Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 5.1%
RIF Global Real Estate Securities Fund 152,681 2,629
Domestic Equities - 27.5%
RIF U.S. Small Cap Equity Fund 170,719 2,607
RIF U.S. Strategic Equity Fund 546,340 11,724
14,331
International Equities - 57.5%
RIC Emerging Markets Fund Class Y 68,746 1,297
RIC Global Equity Fund Class Y 2,683,252 24,980
RIF International Developed Markets Fund 295,995 3,656
29,933
Multi-Asset - 10.0%
RIC Multi-Asset Growth Strategy Fund Class Y 488,558 5,228
Total Investments in Affiliated Funds
(cost $45,242) 52,121
Total Investments - 100.1%
(identified cost $45,242) 52,121
Other Assets and Liabilities, Net - (0.1)%
(46)
Net Assets - 100.0%
52,075

Russell Investment Funds
Equity Growth Strategy Fund
Fair Value of Derivative Instruments — December 31, 2021
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 53
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 592 $ — $ — $ (56)
Credit default swap contracts — (43) — —
Foreign currency exchange contracts — — 1 —
Total
$ 592 $ (43) $ 1 $ (56)
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Futures contracts $ (2) $ — $ — $ 6
Credit default swap contracts — 30 — —
Foreign currency exchange contracts — — (1) —
Total
$ (2) $ 30 $ (1) $ 6
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
54 Equity Growth Strategy Fund
Statement of Assets and Liabilities — December 31, 2021
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 45,242
Investments, at fair value(>) ...........................................................................................................................................................
52,121
Receivables:
Fund shares sold ................................................................................................................................................................ 1
From affiliates .................................................................................................................................................................... 2
Total assets .................................................................................................................................................
52,124
Liabilities
Payables:

Total liabilities .............................................................................................................................................
49
Net Assets ............................................................................................................................................................
$ 52,075

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 55
Statement of Assets and Liabilities, continued — December 31, 2021
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 7,870
Shares of beneficial interest ...........................................................................................................................................................
52
Additional paid-in capital ..............................................................................................................................................................
44,153
Net Assets ............................................................................................................................................................
$ 52,075
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................... $ 9.94
Net assets ............................................................................................................................................................................... $ 52,075,451
Shares outstanding ($.01 par value) ....................................................................................................................................... 5,238,198
Amounts in thousands
(>)     Investments in affiliated funds $ 52,121
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
56 Equity Growth Strategy Fund
Statement of Operations — For the Period Ended December 31, 2021
Amounts in thousands
Investment Income
Income distributions from affiliated funds ..................................................................................................................................... $ 2,239
Expenses
Advisory fees .................................................................................................................................................................... 99
Administrative fees ........................................................................................................................................................... 21
Custodian fees ................................................................................................................................................................... 34
Transfer agent fees ........................................................................................................................................................... 2
Professional fees ............................................................................................................................................................... 37
Trustees’ fees .................................................................................................................................................................... 2
Printing fees ...................................................................................................................................................................... 15
Proxy fees ......................................................................................................................................................................... 2
Miscellaneous ................................................................................................................................................................... 1
Expenses before reductions .............................................................................................................................................. 213
Expense reductions ........................................................................................................................................................... (137)
Net expenses .................................................................................................................................................................................
76
Net investment income (loss) ........................................................................................................................................................
2,163
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds .......................................................................................................................................... 4,655
Futures contracts .............................................................................................................................................................. 536
Foreign currency exchange contracts ................................................................................................................................ 1
Credit default swap contracts ............................................................................................................................................ (43)
Capital gain distributions from affiliated funds ................................................................................................................. 2,133
Net realized gain (loss) ..................................................................................................................................................................
7,282
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds .......................................................................................................................................... (783)
Futures contracts .............................................................................................................................................................. 4
Foreign currency exchange contracts ................................................................................................................................ (1)
Credit default swap contracts ............................................................................................................................................ 30
Foreign currency-related transactions ............................................................................................................................... 2
Net change in unrealized appreciation (depreciation) ................................................................................................................... (748)
Net realized and unrealized gain (loss) ......................................................................................................................................... 6,534
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 8,697

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 57
Statements of Changes in Net Assets
For the Periods Ended December 31,
Amounts in thousands
2021 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 2,163 $ 397
Net realized gain (loss) ...................................................................................................................... 7,282 (397)
Net change in unrealized appreciation (depreciation) ....................................................................... (748) 2,626
Net increase (decrease) in net assets from operations ............................................................................. 8,697 2,626
Distributions
To shareholders ................................................................................................................................. (6,502) (2,227)
Net decrease in net assets from distributions .......................................................................................... (6,502) (2,227)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 4,558 (4,393)
Total Net Increase (Decrease) in Net Assets ..........................................................................
6,753 (3,994)
Net Assets
Beginning of period .................................................................................................................................
45,322 49,316
End of period ..........................................................................................................................................
$ 52,075 $ 45,322
* Share transaction amounts (in thousands) for the periods ended December 31, 2021 and December 31, 2020 were as follows:
2021 2020
Shares Dollars Shares Dollars
Proceeds from shares sold 345 $ 3,689 324 $ 2,716
Proceeds from reinvestment of distributions 666 6,50 2 256 2,227
Payments for shares redeemed (545) (5,63 3 ) (1,168) (9,336)
Total increase (decrease)
466 $ 4,558 (588) $ (4,393)

Russell Investment Funds
Equity Growth Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
58 Equity Growth Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(b)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
December 31, 2021 9.50 .46 1.36 1.82 (.53) (.85)
December 31, 2020 9.20 .08 .64 .72 (.17) (.25)
December 31, 2019 8.16 .20 1.39 1.59 (.02) (.53)
December 31, 2018 9.97 .36 (1.26) (.90) (.48) (.43)
December 31, 2017 8.92 .35 1.21 1.56 (.32) (.19)

See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 59
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(e)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(c)
%
Ratio of Expenses
to Average
Net Assets,
Net
(c)(d)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(d)
%
Portfolio
Turnover Rate
(1.38) 9.94 19.61 52,075 .43 .15 4.38 48
(.42) 9.50 8.26 45,322 .52 .15 .95 28
(.55) 9.20 20.09 49,316 .48 .15 2.36 38
(.91) 8.16 (9.55) 47,630 .43 .15 3.73 21
(.51) 9.97 17.67 55,946 .43 .14 3.72 35

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
60 Equity Growth Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended December 31, 2021 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2021, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:
For the fiscal years ended December 31, 2021 and December 31, 2020, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. Book-tax differences may be due to foreign currency gains and losses, reclassifications of dividends and differences in treatment of income from swaps. These adjustments have no impact on the net assets. At December 31, 2021, there were no adjustments to the Statement of Assets and Liabilities.
Administration fees $ 1,857
Transfer agent fees 193
Trustee fees 210
$ 2,260
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIF Global Real Estate Securities
Fund $ 1,299 $ 1,376 $ 416 $ 10 $ 360 $ 2,629 $ 101 $ 25
RIF U.S. Small Cap Equity Fund 5,985 988 5,067 1,863 (1,162) 2,607 311 279
RIF U.S. Strategic Equity Fund 9,600 2,932 1,744 215 721 11,724 134 908
RIC Unconstrained Total Return
Fund 3,265 426 3,699 (44) 52 — 8 —
RIC Emerging Markets Fund 4,399 694 3,850 1,095 (1,041) 1,297 43 118
RIC Global Equity Fund 9,154 16,709 2,318 (102) 1,537 24,980 1,053 670
RIF International Developed Markets
Fund 7,827 1,140 5,798 1,620 (1,133) 3,656 344 77
RIC Multi-Asset Growth Strategy
Fund 1,704 3,998 355 (2) (117) 5,228 245 56
U.S. Cash Management Fund 1,289 2,699 3,988 — — — — —
$ 44,522 $ 30,962 $ 27,235 $ 4,655 $ (783) $ 52,121 $ 2,239 $ 2,133
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 45,884,870 $ 6,304,131 $ (67,776) $ 6,236,355 $ — $ 2,134,461
December 31, 2021 December 31, 2020
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 2,513,157 $ 3,988,4 20 $ — $ 906,724 $ 1,320,148 $ —

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Highlights — December 31, 2021
Notes to Financial Highlights 61
(a) Average daily shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the
Fund invests.
(c) The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(d) May reflect amounts waived and reimbursed by Russell Investment Management, LLC (“RIM”).
(e) The total return does not reflect any Insurance Company Separate Account or Policy Charges.
(f) Less than $.01 per share.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements — December 31, 2021
62 Notes to Financial Statements
1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds. These financial statements report on four of these funds (each a “Fund” and collectively the “Funds”).
The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment
Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Third Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s
Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.
Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. Unless otherwise specified, “period” (as used within the financial statements) refers to the fiscal year ended December 31, 2021.
Each of the Funds listed in the table below is a “fund of funds” and diversifies its assets by investing in shares of several other RIF funds and in certain Russell Investment Company (“RIC”) funds (the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds. For a portion of the period, in addition to investing in the Underlying Funds, Russell Investment Management, LLC (“RIM”), the Funds’ investment adviser, directly managed Fund assets and utilized quantitative and/or rules based processes and qualitative analysis to assess Fund characteristics. During the period, RIM ceased directly managing Fund assets and as a result, the Funds no longer directly invest in derivative instruments or hold cash.
The following table shows each Fund’s approximate expected target strategic asset allocation to equity, fixed income, multi-asset, and alternative asset classes effective May 1, 2021. As of December 31, 2021, the equity Underlying Funds in which the Funds may invest include the RIC Sustainable Equity, RIF U.S. Small Cap Equity, RIF U.S. Strategic Equity, RIC Emerging Markets,
RIC Global Equity, and RIF International Developed Markets Funds. The fixed income Underlying Funds in which the Funds may invest include the RIC Investment Grade Bond, RIC Opportunistic Credit, RIC Short Duration Bond, RIC Unconstrained Total
Return, and RIF Strategic Bond Funds. The multi-asset Underlying Funds in which the Funds may invest include the RIC Multi-
Asset Growth Strategy and RIC Multi-Strategy Income Funds. The alternative Underlying Funds in which the Funds may invest include the RIC Global Infrastructure and RIF Global Real Estate Securities Funds. Each Fund intends its strategy of investing in combinations of equity, fixed income, multi-asset and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. A Fund's actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/-5% at the equity, fixed income, multi-asset or alternative category level based on RIM's capital markets research and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given period or such changes may be made one or more times in a period.
* As described above, actual asset allocation may vary.
# Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting
Asset Allocation*
Moderate
Strategy
Fund
Balanced
Strategy
Fund
Growth
Strategy
Fund
Equity Growth
Strategy Fund
Equity 38% 58% 74% 85%
Fixed Income 49% 30% 11% —%
Multi-Asset 10% 8% 10% 10%
Alternative # 3% 4% 5% 5%

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — December 31, 2021
Notes to Financial Statements 63
guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC (“RIFUS”). The Funds value the shares of the Underlying Funds at the current NAV per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange (or reported on the NASDAQ national market)
will be valued based upon the NAV of such investments.
During the period ended December 31, 2021, all investments held were classified as Level 1 within the fair value hierarchy.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — December 31, 2021
64 Notes to Financial Statements
Investment Income
Distributions of income and capital gains from the Funds or Underlying Funds are recorded on the ex-dividend date.
Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.
For each period, each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and intends to distribute all of its taxable income and capital gains.
Therefore, no federal income tax provision is required for the Funds.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. As of December 31, 2021, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds' U.S. tax returns filed for the fiscal years ended December 31, 2018 through December 31,
2020, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Dividends and Distributions to Shareholders
Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, the Underlying Funds sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the Underlying Funds’ fees and expenses incurred indirectly by the Funds will vary.
The Funds pay their own expenses other than those expressly assumed by RIM, the Funds’ adviser, or RIFUS. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.
Derivatives
Until September 16, 2021, the Funds were able to invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitated the Funds’ investment strategies.
The Funds typically used derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, the
Funds were able to enter into foreign currency exchange contracts for trade settlement purposes. The Funds were able to pursue

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — December 31, 2021
Notes to Financial Statements 65
their strategy of being fully invested by exposing cash to the performance of segments of the global equity market by purchasing index futures contracts. This was intended to cause the Funds to perform as though cash were actually invested in the global equity market.
Hedging was able to be used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement previously could be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds were able to more effectively achieve the desired portfolio characteristics that assisted them in meeting their investment objectives. Depending on how the derivatives were structured and utilized, the risks associated with them may have varied widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the broker’s customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.
The effects of derivative instruments, categorized by risk exposure, on the Statements of Operations, for the period ended December
31, 2021, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.
Foreign Currency Exchange Contracts
Until September 16, 2021, the Funds were able to enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). The Funds were able to enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at fair value. Certain risks were associated with entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and were generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.
For the period ended December 31, 2021, the following Funds entered into FX contracts primarily for the strategies listed below:
The Funds' FX contract notional dollar values outstanding fluctuate throughout the period as required to meet strategic objectives.
The following tables illustrate the quarterly volume of FX contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in United States dollars ("USD").
Funds Strategies
Moderate Strategy Fund Return enhancement and hedging
Balanced Strategy Fund Return enhancement and hedging
Outstanding Contract Amounts Sold
Quarter Ended March 31, 2021 June 30, 2021 September 30, 2021 December 31, 2021
Moderate Strategy Fund $ 2,288,733 $ — $ — $ —
Balanced Strategy Fund 2,597,322 — — —
Outstanding Contract Amounts Bought
Quarter Ended March 31, 2021 June 30, 2021 September 30, 2021 December 31, 2021
Moderate Strategy Fund $ 2,255,740 $ — $ — $ —
Balanced Strategy Fund 2,547,464 — — —

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — December 31, 2021
66 Notes to Financial Statements
Options
Until September 16, 2021, the Funds were able to purchase and sell (write) call and put options on securities and securities indices.
Such options are traded on a national securities exchange or in an OTC market. The Funds were also able to purchase and sell
(write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involved, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
Until September 16, 2021, the Funds were able to enter into swaptions (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended December 31, 2021, the Funds did not enter into any options.
Futures Contracts
Until September 16, 2021, the Funds were able to invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds were required to deposit with a broker an amount, termed the initial margin, which typically represents
5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended December 31, 2021, the following Funds entered into futures contracts primarily for the strategies listed below:
The Funds' futures contracts notional amounts fluctuate throughout the period as required to meet strategic objectives. The following table illustrates the quarterly volume of futures contracts measured by notional in USD.
Funds Strategies
Moderate Strategy Fund Return enhancement, hedging and exposing cash to markets
Balanced Strategy Fund Return enhancement, hedging and exposing cash to markets
Growth Strategy Fund Return enhancement, hedging and exposing cash to markets
Equity Growth Strategy Fund Return enhancement, hedging and exposing cash to markets

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — December 31, 2021
Notes to Financial Statements 67
Swap Agreements
Until September 16, 2021, the Funds were able to enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they were hedging their assets or their liabilities, and would usually enter into swaps, if any, on a net basis
(i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engaged in a swap, it exchanged its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
The Funds were able to enter into several different types of swap agreements, including credit default, interest rate, total return
(equity and/or index) and currency swaps. Credit default swaps are counterparty agreements which allow the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third-party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are counterparty agreements, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are counterparty agreements where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are counterparty agreements intended to expose cash to markets or to effect investment transactions consistent with the Fund’s investment objectives and strategies. Currency swaps are counterparty agreements where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expected to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipated purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis". The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated. To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
Credit Default Swaps
Until September 16, 2021, the Funds were able to enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset.
The Funds have acted as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there was a risk that one party may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, one party may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Funds would enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allowed the Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no
Notional of Futures Contracts Outstanding
Funds March 31, 2021 June 30, 2021 September 30, 2021 December 31, 2021
Moderate Strategy Fund $ 27,951,945 $ — $ — $ —
Balanced Strategy Fund 93,251,201 — — —
Growth Strategy Fund 77,233,215 — — —
Equity Growth Strategy Fund 16,510,158 — — —

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — December 31, 2021
68 Notes to Financial Statements
credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
The Funds were also able to purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (i.e., the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds were able to use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Funds were able to use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of December 31, 2021, for which a Fund is the seller of protection, are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Funds did not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund generally incurred a greater degree of risk when it sold a credit default swap than

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — December 31, 2021
Notes to Financial Statements 69
when it purchased a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds only entered into swap agreements with counterparties that met certain standards of creditworthiness. Although there can be no assurance the
Funds were able to do so, the Funds may have been able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds had limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset had declined.
For the period ended December 31, 2021, the following Funds entered into credit default swaps primarily for the strategies listed below:
The Funds' credit default swap contract notional amounts outstanding fluctuate throughout the period as required to meet strategic objectives. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, volume is measured by the notional amounts outstanding in USD at each quarter end.
Total Return Swaps
Until September 16, 2021, the Funds were able to enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.
The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended December 31, 2021, the Funds did not enter into any total return swaps.
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for, among other things, general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master
Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Funds Strategies
Moderate Strategy Fund Return enhancement, hedging and exposing cash to markets
Balanced Strategy Fund Return enhancement, hedging and exposing cash to markets
Growth Strategy Fund Return enhancement, hedging and exposing cash to markets
Equity Growth Strategy Fund Return enhancement, hedging and exposing cash to markets
Credit Default Swap Notional Amounts Outstanding
Quarter Ended March 31, 2021 June 30, 2021 September 30, 2021 December 31, 2021
Moderate Strategy Fund $ 11,000,000 $ — $ — $ —
Balanced Strategy Fund 8,430,000 — — —
Growth Strategy Fund 10,400,000 — — —
Equity Growth Strategy Fund 500,000 — — —

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — December 31, 2021
70 Notes to Financial Statements
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements contain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Guarantees
In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
LIBOR
The Underlying Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that rely in some fashion upon LIBOR. LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s
Financial Conduct Authority (“FCA”), which regulates LIBOR, has announced plans to phase out the use of LIBOR by the end of
2021. However, subsequent announcements by the FCA, the LIBOR administrator and other regulators indicate that it is possible that certain LIBORs may continue beyond 2021 and certain of the most widely used LIBORs may continue until mid-2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight
Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on the Underlying Funds or on certain instruments in which an Underlying Fund invests can be difficult to ascertain, and they may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of the Underlying Funds' investments may involve individual contracts that have no existing fallback provision or language that contemplates the discontinuation of LIBOR, and those investments could experience increased volatility or illiquidity as a result of the transition process. In addition, interest rate provisions included in such contracts may need to be renegotiated in contemplation of the transition away from LIBOR. The transition may also result in a reduction in the value of certain instruments held by an Underlying Fund, including those described in this paragraph, or a reduction in the effectiveness of related Underlying Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to an Underlying Fund.
Market, Credit and Counterparty Risk
In the normal course of business, the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Underlying Funds' financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Underlying Funds' exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying Funds' Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by an Underlying Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by an Underlying Fund. This could cause an Underlying Fund to underperform other types of investments.
From time to time, as occurred in early 2020, outbreaks of infectious illness, public health emergencies and other similar issues
(“public health events”) may occur in one or more countries around the globe. Such public health events have had significant impacts on both the country in which the event is first identified as well as other countries in the global economy. Public health events have reduced consumer demand and economic output in one or more countries subject to the public health event, resulted in restrictions on trading and market closures (including for extended periods of time), increased substantially the volatility of

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — December 31, 2021
Notes to Financial Statements 71
financial markets, and more generally, have had a significant negative impact on the economy of the country or countries subject to the public health event. Public health events have also adversely affected the global economy, global supply chains and the securities in which the Underlying Fund’s invest across a number of industries, sectors and asset classes. The extent of the impact depends on, among other factors, the scale and duration of any such public health event. Public health events have resulted in the governments of affected countries taking potentially significant measures to seek to mitigate the transmission of the infectious illness or other public health issue including, among other measures, imposing travel restrictions and/or quarantines and limiting the operations of non-essential businesses. Any of these events could adversely affect an Underlying Fund’s investments and performance, including by exacerbating other pre-existing political, social and economic risks. Governmental authorities and other entities may respond to such events with fiscal and/or monetary policy changes. It is not guaranteed that these policy changes will have their intended effect and it is possible that the implementation of or subsequent reversal of such policy changes could increase volatility in financial markets, which could adversely affect an Underlying Fund’s investments and performance.
3. Investment Transactions
Securities
During the period ended December 31, 2021, the Funds’ purchases and sales of investment securities (excluding short-term investments) were as follows:
4. Related Party Transactions, Fees and Expenses
Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. RIFUS is the
Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of
RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd.
Prior to September 16, 2021, the Funds were permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM.
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.
The advisory fee of 0.20% is based upon the average daily net assets of each Fund and the administration fee of up to 0.0425%
is based on the combined average daily net assets of the Funds. Advisory and administration fees are paid monthly. The following table shows the total amount of each of these fees paid by the Funds for the period ended December 31, 2021:
RIM has agreed to certain waivers of its advisory fees as follows:
For the Moderate Strategy Fund, RIM has contractually agreed, until April 30, 2022, to waive up to the full amount of its 0.20%
advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses
Purchases Sales
Moderate Strategy Fund $ 56,021,356 $ 49,713,948
Balanced Strategy Fund 128,136,529 119,542,906
Growth Strategy Fund 113,063,547 106,457,151
Equity Growth Strategy Fund 28,262,850 23,246,752
Advisory Administrative
Moderate Strategy Fund
$ 192,114 $ 40,824
Balanced Strategy Fund
517,690 110,009
Growth Strategy Fund
415,741 88,345
Equity Growth Strategy Fund
98,733 20,981

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — December 31, 2021
72 Notes to Financial Statements
exceed 0.14% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include infrequent and/or unusual expenses or the expenses of other investment companies in which the Fund invests, including the Underlying
Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the Balanced Strategy Fund, RIM has contractually agreed, until April 30, 2022, to waive up to the full amount of its 0.20%
advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.14% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include infrequent and/or unusual expenses or the expenses of other investment companies in which the Fund invests, including the Underlying
Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the Growth Strategy Fund, RIM has contractually agreed, until April 30, 2022, to waive up to the full amount of its 0.20%
advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.15% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include infrequent and/or unusual expenses or the expenses of other investment companies in which the Fund invests, including the Underlying
Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the Equity Growth Strategy Fund, RIM has contractually agreed, until April 30, 2022, to waive up to the full amount of its
0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.15% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include infrequent and/or unusual expenses or the expenses of other investment companies in which the Fund invests, including the
Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the period ended December 31, 2021, RIM waived/reimbursed the following expenses:
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RIFUS retains a portion of this fee for services it provides to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended December 31, 2021 were as follows:
Distributor
Russell Investments Financial Services, LLC, (the “Distributor”), a wholly-owned subsidiary of RIM, serves as the distributor for the Funds pursuant to a distribution agreement with the Investment Company. The Distributor receives no compensation from the
Funds for its services.
Affiliated Brokerage Transactions
The Funds effect certain transactions through Russell Investments Implementation Services, LLC (“RIIS”). RIIS is a registered broker-dealer and investment adviser and an affiliate of RIM. RIIS uses a multi-venue trade management approach whereby RIIS
Waiver Reimbursement Total
Moderate Strategy Fund $ 192,114 $ 15,994 $ 208,108
Balanced Strategy Fund 420,788 — 420,788
Growth Strategy Fund 334,634 — 334,634
Equity Growth Strategy Fund 98,733 37,869 136,602
Amount
Moderate Strategy Fund
$ 4,227
Balanced Strategy Fund
11,389
Growth Strategy Fund
9,146
Equity Growth Strategy Fund
2,172

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — December 31, 2021
Notes to Financial Statements 73
allocates trades among RIIS’ network of independent brokers for execution, clearing and other services. RIM has authorized RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.
Board of Trustees
The Russell Investments fund complex consists of RIC, which has 31 funds and RIF, which has nine funds. Each of the Trustees on the Board is a Trustee of RIC and RIF. The Russell Investments fund complex compensates each Trustee who is not an employee of
RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments fund complex.
For the period ended December 31, 2021, the regular compensation paid to the Trustees by the Russell Investments fund complex was $1,710,850.
5. Federal Income Taxes
At December 31, 2021, the Funds did not have any capital loss carryforwards.
6. Record Ownership
As of December 31, 2021, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund.
7. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and noted no events have occurred that require disclosure.
# of Shareholders %
Moderate Strategy Fund
2 95.1
Balanced Strategy Fund
2 97.3
Growth Strategy Fund
2 97.3
Equity Growth Strategy Fund
2 95.8

Report of Independent Registered Public Accounting Firm
74 Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Russell Investment Funds and Shareholders of Moderate Strategy Fund, Balanced Strategy Fund, Growth
Strategy Fund and Equity Growth Strategy Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Moderate Strategy
Fund, Balanced Strategy Fund, Growth Strategy Fund and Equity Growth Strategy Fund (four of the funds constituting Russell
Investment Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2021, the related statements of operations for the year ended December 31, 2021, the statements of changes in net assets for each of the two years in the period ended December
31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2021 and each of the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’
financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinions.
February 11, 2022
We have served as the auditor of one or more investment companies in the Russell Investments family of funds since 1981.
PricewaterhouseCoopers LLP, 1420 Fifth Avenue, Suite 2800, Seattle, WA 98101
T: (206) 398 3000, www.pwc.com/us

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Tax Information— December 31, 2021 (Unaudited)
Tax Information 75
For the tax year ended December 31, 2021, the Funds hereby designate 100% or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.
The Form 1099 you receive in January 2022 will show the tax status of all distributions paid to your account in calendar year 2021.
The Funds designate dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:
Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as long-term capital gain dividends for their taxable year ended December 31, 2021:
Moderate Strategy $3,055,183
Balanced Strategy $17,426,848
Growth Strategy $19,303,478
Equity Growth Strategy $3,988,420
Moderate Strategy 6.4%
Balanced Strategy 4.7%
Growth Strategy 11.4%
Equity Growth Strategy 14.9%

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Shareholder Requests for Additional Information — December 31, 2021 (Unaudited)
76 Shareholder Requests for Additional Information
Each Fund files portfolio holdings information within 60 days after the end of each fiscal quarter as an exhibit on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter is publicly available on the SEC’s website at http://www.sec.
gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-
annual and annual reports to Fund shareholders.
The Board has delegated to RIM, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”).
The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2021 are available (i) free of charge, upon request, by calling the Funds at (800) 787-
7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.
If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus will be sent to contract owners at the same address. Unless you specifically request paper copies of the annual and semi-annual reports from your Insurance Company, you will be notified by mail each time the annual and semi-annual reports are posted and provided with a website link to access the reports. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.
Some Insurance Companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Insurance Company for further details.
Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Disclosure of Information about Fund Trustees and Officers — December 31, 2021
(Unaudited)
Disclosure of Information about Fund Trustees and Officers 77
The following tables provide information for each officer and trustee of the Russell Investments fund complex. The Russell Investments fund complex consists of Russell Investment Company (“RIC”), which has 31 funds and Russell Investment Funds (“RIF”), which has nine funds. Each of the Trustees is a trustee of RIC and RIF. The first table provides information for the Interested Trustee. The second table provides information for the Independent Trustees. The third table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Cahoon has had experience as the senior financial executive of other investment companies and their investment adviser and distributor, as well as a certified public accountant who previously provided audit services in the financial sector at a multi-national accounting firm and has been determined by the
Board to be an “audit committee financial expert”; Mr. Day has had experience as an executive-level leader in corporate finance and accounting, as a member of the boards of other companies and non-profit organizations, and as a certified public accountant; Ms.
Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-profit organizations; Ms. Ledoux has had investment experience as a portfolio manager and has had experience as a member of the board of trustees of other investment companies; Mr. May has had business, financial services, accounting and investment management experience as a senior executive and board member of financial services, investment management and other organizations, as well as experience as a board member of other investment companies and as a certified public accountant; Ms. Shanahan has had financial, risk management, governance and compliance experience in highly regulated industries as a senior executive at large financial institutions, and as a member of the board of a non-profit organization; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies. Mr. Barback has had experience as a senior executive of other financial services companies with responsibility for investment, financial, and operational matters affecting asset managers and related service providers. As a senior officer of an affiliate of RIM, Mr. Barback is in a position to provide the Bard with such entity’s perspectives on the management, operations and distribution of the RIC and RIF Funds.
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
# Mr. Barback is Chief Administrative Officer of an affiliate of RIM and is therefore an Interested Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INTERESTED TRUSTEES
Vernon Barback#
Born August 24, 1956
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2021 Until successor
is duly elected
and qualified
Chief Administrative Officer,
Russell Investments
From 2016 – 2019, President,
Russell Investments
From 2019 – 2021, Vice
Chairman, Russell Investments
Until 2020, Director, NorthStar
Topco, LLC (technology and
services outsourcing company)
40 Until 2020,
Director of
NorthStar
Topco, LLC
(technology
and services
outsourcing
company)

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Disclosure of Information about Fund Trustees and Officers, continued — December
31, 2021 (Unaudited)
78 Disclosure of Information about Fund Trustees and Officers
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES
Kristianne Blake
Born January 22, 1954
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman of the
Audit Committee
since 2021
Until successor
is duly elected
and qualified
Until successor
is duly elected
and qualified
Lead Independent Director,
Avista Corp. (electric utilities)
Until May 2017, Director
and Chairman of the Audit
Committee, Avista Corp. (electric
utilities)
Until September 2018, Regent,
University of Washington
President, Kristianne Gates
Blake, P.S. (accounting services)
40 Lead
Independent
Director,
Avista Corp
(electric
utilities)
Until May
2017,
Director,
Avista Corp
(electric
utilities)
Michelle L. Cahoon
Born July 5, 1966
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2021 Until successor
is duly elected
and qualified
Retired
From January to March 2019,
Consulting Chief Financial
Officer, Driehaus Capital
Management LLC (investment
adviser)
Until 2018, Chief Financial
Officer and Treasurer, Driehaus
Capital Management LLC and
Driehaus Securities LLC (broker
dealer)
Until 2018, Vice President and
Treasurer, Driehaus Mutual Funds
(investment company)
40 Trustee
and Audit
Committee
Chair, Fairway
Private Equity
and Venture
Capital
Opportunities
Fund
(investment
company)

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Disclosure of Information about Fund Trustees and Officers, continued — December
31, 2021 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 79
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Michael Day
Born October 23, 1957
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021 Until successor
is duly elected
and qualified
President and Chief Executive
Officer, Topa Insurance Company
(insurance company)
40 Director, Topa
Insurance
Group
(insurance
company)
Director,
Puppet, Inc.
(information
technology
company)
Director,
Somos, Inc.
(information
technology
company)
Until 2019,
Director,
Recology
(waste
management
company)
Katherine W. Krysty
Born December 3, 1951
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2014
Chairman of
Regulatory and
Investment
Compliance
Committee since
2020
Until successor
is duly elected
and qualified
Until successor
is duly elected
and qualified
Retired 40 None

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Disclosure of Information about Fund Trustees and Officers, continued — December
31, 2021 (Unaudited)
80 Disclosure of Information about Fund Trustees and Officers
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Julie Dien Ledoux
Born August 17, 1969
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2019 Until successor
is duly elected
and qualified
Until March 2018, Trustee of
Avenue Credit Strategies Fund
(investment company)
Until November 2017, Trustee of
Avenue Income Credit Strategies
Fund (investment company)
40 Until March
2018, Trustee
of Avenue
Credit
Strategies
Fund
(investment
company).
Until
November
2017, Trustee
of Avenue
Income Credit
Strategies
Fund
(investment
company)

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Disclosure of Information about Fund Trustees and Officers, continued — December
31, 2021 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 81
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Jeremy May
Born March 30, 1970
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021 Until successor
is duly elected
and qualified
Founder and Chief Executive
Officer, Paralel Technologies LLC
(information technology company)
Until March 2021, Chief
Operating Officer of Magnifi LLC
(information technology company)
Until 2019, President ALPS
Portfolio Solutions and Executive
Vice President of ALPS Advisors
and ALPS Holdings (investment
Company)
40 Trustee and
Chairman of
Bow River
Capital
Evergreen
Fund
(investment
company)
Trustee and
Chairman
of New
Age Alpha
ETF Trust
(investment
company)
Until March
2021,
Interested
Director of
Reaves Utility
Income Trust
(investment
Company)
Until February
2021,
Interested
Director
of ALPS
Series Trust
(investment
company)
Until 2019,
Interested
Director of
RiverNorth
Opportunities
Fund
(investment
company)

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Disclosure of Information about Fund Trustees and Officers, continued — December
31, 2021 (Unaudited)
82 Disclosure of Information about Fund Trustees and Officers
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Jeannie Shanahan
Born February 15, 1964
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021 Until successor
is duly elected
and qualified
Until 2021, President of Twin
Star Consulting, LLC (consulting
company)
Until November 2018, Senior
Vice President and Chief
Governance Officer – CCAR
of Northern Trust Company
(financial services company)
40 None
Raymond P. Tennison, Jr.
Born December 21, 1955
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman since 2021
Until successor
is duly elected
and qualified
Approved
Annually
Retired 40 None
Jack R. Thompson
Born March 21, 1949
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2005
Vice Chairman since
2021
Chairman of
the Nominating
and Governance
Committee since
2021
Until successor
is duly elected
and qualified
Approved
annually
Until successor
is duly elected
and qualified
Retired 40 None

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Disclosure of Information about Fund Trustees and Officers, continued — December
31, 2021 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 83
Name,
Age,
Address
Positions(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
OFFICERS
Cheryl Wichers
Born December 16, 1966
1301 Second Avenue
18th Floor, Seattle, WA
98101
Chief Compliance
Officer since 2005
Until removed
by Independent
Trustees
Chief Compliance Officer, RIC and RIF
Chief Compliance Officer, RIFUS
2011 to 2016 Chief Compliance Officer, U.S. One , LLC
Mark E. Swanson
Born November 26, 1963
1301 Second Avenue
18th Floor, Seattle, WA
98101
President and Chief
Executive Officer
since 2020
Treasurer, Chief
Accounting Officer
and Chief Financial
Officer since 1998
Until successor
is chosen and
qualified by
Trustees
Global Head of Fund Services, Russell Investments
President, Chief Executive Officer, Treasurer, Chief Accounting
Officer and CFO, RIC and RIF
Director and President, RIFUS
Director, RIM, Russell Investments Trust Company (“RITC”) and
RIFIS
President and Chief Executive Officer, RIC and RIF, June 2016 to
June 2017
Kate El-Hillow
Born August 17, 1974
1301 Second Avenue,
18th Floor, Seattle WA
98101
Chief Investment
Officer since 2021
Until removed by
Trustees
Until 2021, Deputy Chief Investment Officer, Senior Portfolio
Manager, Head of Strategy Selection and Head of Portfolio
Management & Risk, Goldman Sachs
Global Chief Investment Officer, Russell Investment
Chief Investment Officer, RIC and RIF
President, RIM
Mary Beth Albaneze
Born April 25, 1969
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Secretary and Chief
Legal Officer since
2010
Until successor
is chosen and
qualified by
Trustees
Associate General Counsel, Russell Investments
Secretary, RIM, RIFUS and RIFIS
Secretary and Chief Legal Officer, RIC and RIF
Secretary, U.S. One, LLC

Russell Investment Funds
LifePoints
®
Funds
Supplemental Proxy Information — December 31, 2021 (Unaudited)
84 Supplemental Proxy Information
A joint special meeting of shareholders of the Funds was held on September 28, 2021 (the “Shareholder Meeting”). The Shareholder
Meeting was held for the purpose of electing members of the Funds’ Board of Trustees. Shareholders elected the following six (6)
Trustees at the Shareholder Meeting:
Michelle Cahoon*
Julie Dien Ledoux*
Jeannie Shanahan
Michael Day
Jeremy May
Vernon Barback
* Ms. Cahoon and Ms. Ledoux were Trustees prior to the Shareholder Meeting.
The results of the shareholders’ election of Trustees were as follows:
As of the date of the Shareholder Meeting, Kristianne Blake, Katherine W. Krysty, Raymond P. Tennison, Jr. and Jack R. Thompson
had each previously been elected as Trustees by the Funds’ shareholders. Each of these Trustees will continue to serve as a Trustee.
Trustee For Withheld
Michelle Cahoon 2,025,718,825 5,058,069
Julie Dien Ledoux 2,025,539,354 5,237,539
Jeannie Shanahan 2,025,673,792 5,103,102
Michael Day 2,025,606,470 5,170,424
Jeremy May 2,025,621,556 5,155,337
Vernon Barback 2,025,227,607 5,549,287

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Adviser and Service Providers — December 31, 2021 (Unaudited)
Adviser and Service Providers 85
Interested Trustees
Vernon Barback
Independent Trustees
Kristianne Blake
Michelle L. Cahoon
Michael Day
Katherine W. Krysty
Julie Dien Ledoux
Jeremy May
Jeannie Shanahan
Raymond P. Tennison, Jr.
Jack R. Thompson
Officers
Mark E. Swanson, President, Chief Executive Officer,
Treasurer, Chief Accounting Officer and Chief Financial
Officer
Cheryl Wichers, Chief Compliance Officer
Kate El-Hillow, Chief Investment Officer
Mary Beth Albaneze, Secretary and Chief Legal Officer
Adviser
Russell Investment Management, LLC
1301 Second Avenue
Seattle, WA 98101
Administrator and Transfer and Dividend Disbursing
Agent
Russell Investments Fund Services, LLC
1301 Second Avenue
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1 Heritage Drive
North Quincy, MA 02171
Office of Shareholder Inquiries
1301 Second Avenue
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
1301 Second Avenue
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by
Prospectus, which includes details as to offering price and other material information.

Russell Investment Funds
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495

Item 2. Code of Ethics. [Annual Report Only]
(a)

As of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer (“Code”).
(b)

That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote:
1)

honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
2)

full, fair, accurate, timely and understandable disclosure in reports and documents that a registrant files with, or submits to, the Securities and Exchange Commission (“SEC”) and in other public communications made by each Mutual Fund;
3)

compliance with applicable laws and governmental rules and regulations;
4)

the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and
5)

accountability for adherence to the Code.
(c)

The Code was restated as of August 2020; the restatement did not involve any material change.
(d)

As of the end of the period covered by the report, there have been no waivers granted from a provision of the Code that applies to the registrant’s principal executive officer and principal financial officer.
(e)

Not applicable.
(f)

The registrant has filed with the SEC, pursuant to Item 13(a)(1), a copy of the Code that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR.
Item 3. Audit Committee Financial Expert. [Annual Report Only]
Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee.  Michelle Cahoon has been determined to be the Audit Committee Financial Expert and is also determined to be “independent” for purposes of Item 3, paragraph (a)(2)(i) and (ii) of Form N-CSR.
Item 4. Principal Accountant Fees and Services. [Annual Report Only]
Audit Fees

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

2020     $304,678
2021     $290,889

Audit-Related Fees

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item and the nature of the services comprising those fees were as follows:

Fees                                         Nature of Services

2020    $108,763                                 Tax services performed in connection with the audit
2021    $103,397                                 Tax services performed in connection with the audit

Tax Fees

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning and the nature of the services comprising the fees were as follows:

Fees                                         Nature of Services

2020    $92,865                                   Tax services
2021    $92,865                                   Tax services

All Other Fees

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item and the nature of the services comprising those fees were as follows:

Fees                                         Nature of Services

2020    $0
2021    $0

(e) (1) Registrant’s audit committee has adopted the following pre-approval policies and procedures for certain services provided by Registrant’s accountants:

Russell Investment Company
Russell Investment Funds
Audit and Non-Audit Services Pre-Approval Policy
Effective Date:  August 25, 2020

I.

Statement of Purpose.

This Audit and Non-Audit Services Pre-Approval Policy (“Policy”) has been adopted by the joint Audit Committee (the “Audit Committee”) of Russell Investment Company (“RIC”) and Russell Investment Funds (“RIF”) to apply to any and all engagements of the independent auditor with: (1) RIC and RIF, respectively, for audit and permissible non-audit services and (2) the Funds’ adviser or its control affiliates (collectively, “Adviser Entities”) for permissible non-audit services that relate directly to the Funds’ operations or financial reporting (“fund-related services”).
[1]
  The term “Fund” shall collectively refer to each series of RIC and RIF.  The term “Investment Adviser” shall refer to the Funds’ adviser, Russell Investment Management, LLC (“RIM”).  This Policy does not delegate to management the responsibilities set forth herein for the pre-approval of services performed by the Funds’ independent auditor.

II.

Statement of Principles.

Under the Sarbanes-Oxley Act of 2002 (the “Act”) and rules adopted by the United States Securities and Exchange Commission (the “SEC”), the Audit Committee of the Funds’ Board of Trustees (the “Audit Committee”) is charged with responsibility for the appointment, compensation and oversight of the work of the independent auditor for the Funds.  As part of these responsibilities, the Audit Committee is required to pre-approve: (1) the audit services and permissible non-audit services, such as audit-related, tax and other services (“non-audit services”), to be performed by the independent auditor for the Funds, and (2) the services to be performed by the independent auditor for Adviser Entities that relate directly to the operations and financial reporting of the fund, in each case to assure that the independence of the auditor is not in any way compromised or impaired with respect to the Funds.  In determining whether an auditor is independent in light of the services it provides to a Fund or Adviser Entity, there are four guiding principles under the Act and relevant SEC rules that must be considered.  In general, the independence of the auditor to the Funds could be deemed impaired if the auditor has a relationship or provides a service that:

•

Creates a mutual or conflicting interest between the auditor and the audit client (including the Funds whose financial statements are being audited, as well as affiliates of the Funds covered by relevant SEC rules);
•

Results in the auditor acting as management or an employee of the audit client;
•

Places the auditor in the position of auditing its own work; or
•

Places the accountant in a position of being an advocate for the audit client.

Accordingly, it is the Funds’ policy that the independent auditor for the Funds must not be engaged to perform any service that contravenes the rules adopted by the SEC governing auditor independence, including the four guidelines set forth above, or which in any way could be deemed to impair or compromise the independence of the auditor for the Funds.  This Policy is designed to accomplish those requirements and will henceforth be applied to all engagements by the Funds of their independent auditor, whether for audit, audit-related, tax, or other non-audit services, as well as to engagements of the auditor by Adviser Entities for fund-related services.

Rules adopted by the SEC establish two distinct approaches to the pre-approval of auditor services by the Audit Committee.  The proposed services either may receive general pre-approval through adoption by the Audit Committee of pre-approval policies and procedures, provided the policies and procedures are detailed as to the particular services (e.g., a list of authorized services for the fund, together with a budget of expected costs for those services), the Audit Committee is informed of each service and such policies and procedures do not include delegation of the Audit Committee’s responsibilities to management (“general pre-approval”), or specific pre-approval by the Audit Committee of all services provided to the Funds or fund-related services provided to Adviser Entities on a case-by-case basis (“specific pre-approval”).

The Funds’ Audit Committee believes that the combination of these two approaches reflected in this Policy will result in an effective and efficient procedure for the pre-approval of permissible services performed by the Funds’ independent auditor.  The Funds’ Audit and Non-Audit Pre-Approved Services Schedule lists the audit, audit-related, tax and other services (including fund-related services) that have the general pre-approval of the Audit Committee.
[2]
  As set forth in this Policy, unless a particular service has received general pre-approval, those services will require specific pre-approval by the Audit Committee before any such services can be provided by the independent auditor.  Any proposed service to the Funds or Adviser Entities that exceeds the pre-approved budget for those services will also require specific pre-approval by the appropriate Audit Committee.

In assessing whether a particular audit or non-audit service should be approved, the Audit Committee will take into account the ratio between the total amounts paid for audit, audit-related, tax and other services, based on historical patterns, with a view toward assuring that the level of fees paid for non-audit services as they relate to the fees paid for audit services does not compromise or impair the independence of the auditor.  The Audit Committee will review the list of general pre-approved services, including the pre-approved budget for those services, at least annually and more frequently if deemed appropriate by the Audit Committee, and may implement changes thereto from time to time.

III.

Delegation.

As provided in the Act and in the SEC’s rules, the Audit Committee from time to time may delegate either general or specific pre-approval authority to one or more of its members.  Any member to whom such authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

IV.

Audit Services.

The annual audit services engagement terms and fees for the independent auditor for the Funds require specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor in order to be able to form an opinion on the financial statements for the Funds for that year.  These other procedures include reviews of information systems, procedural reviews and testing performed in order to understand and rely on the Funds’ systems of internal control, and consultations relating to the audit.  Audit services also include the attestation engagement for the independent auditor’s report on the report from management on financial reporting internal controls.  The Audit Committee will review the audit services engagement as necessary or appropriate in the sole judgment of the Audit Committee.

In addition to the pre-approval by the Audit Committee of the annual engagement of the independent auditor to perform audit services described above, the Audit Committee may grant general pre-approval to other audit services, which are those services that only the independent auditor reasonably can provide.  These services are generally related to the issuance of an audit opinion, and may include statutory audits and services associated with the Funds’ SEC registration statement on Form N-1A, periodic reports and documents filed with or information requested by the SEC or other regulatory or self-regulatory organizations, or other documents issued in connection with the Funds’ securities offerings.

The audit services engagement terms and fees for the independent auditor for the Funds, as described above, must be specifically pre-approved by the Audit Committee or its delegate on an annual basis. The Audit Committee has pre-approved the other audit services set forth in Schedule A of the Audit and Non-Audit Pre-Approved Services Schedule.  All other audit services not listed in Schedule A of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

V.

Audit-Related Services.

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the financial statements for the Funds, or the separate financial statements for a series of the Funds that are traditionally performed by the independent auditor.  Because the Audit Committee believes that the provision of audit-related services does not compromise or impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant pre-approval to audit related services.  “Audit-related services” include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal reporting requirements, including  reports required to be filed with the SEC pursuant to applicable requirements.

The Audit Committee has pre-approved the audit-related services set forth in Schedule B of the Audit and Non-Audit Pre-Approved Services Schedule.  All other audit-related services not listed in Schedule B of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

VI.

Tax Services.

The Audit Committee believes that the independent auditor can provide tax services to the Funds, such as tax compliance, tax planning and tax advice, without impairing the auditor’s independence and the SEC has stated that the independent auditor may provide such services.  Consequently, the Audit Committee believes that it may grant general pre-approval to those tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence.  However, the Audit Committee will not permit the retention of the independent auditor to provide tax advice in connection with any transaction recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported by the United States Internal Revenue Code and related regulations or the applicable tax statutes and regulations that apply to the Funds’ investments outside the United States.  The Audit Committee will consult with the Treasurer of the Funds or outside counsel to determine that the Funds’ tax planning and reporting positions are consistent with this policy.

The Audit Committee has pre-approved the tax services set forth in Schedule C of the Audit and Non-Audit Pre-Approved Services Schedule. All other tax services not listed in Schedule C of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

VII.

All Other Services.

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes that it may grant general pre-approval to those permissible non-audit services classified as “all other” services that the Audit Committee believes are routine and recurring services, would not impair or compromise the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the permissible “all other services” set forth in Schedule D of the Audit and Non-Audit Pre-Approved Services Schedule.  Permissible “all other services” not listed in Schedule D of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

A list of the SEC’s prohibited non-audit services are as follows:

  Bookkeeping or other services relating to the accounting records or financial statements of the Funds

  Financial information system design and implementation

  Appraisal or valuation services, fairness opinions or contribution-in-kind reports

  Actuarial services

  Internal audit outsourcing services

  Management functions

  Human resources services

  Broker-dealer, investment adviser or investment banking services

  Legal services unrelated to the audit

  Expert services unrelated to the audit

The SEC’s rules and relevant official interpretations and guidance should be consulted to determine the scope of these prohibited services and the applicability of any exceptions to certain of the prohibitions.  Under no circumstance may an executive, manager or associate of the Funds, the Investment Adviser or an Adviser Entity authorize the independent auditor for the Funds to provide prohibited non-audit services.

VIII.

De Minimis Waiver.

In accordance with the Act and SEC regulations, notwithstanding anything in this Policy to the contrary, the pre-approval requirements of this Policy are waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided:

            (a)        The aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by RIC or RIF, as applicable, to the independent auditor during the fiscal year in which the services were provided;

            (b)        Such services were not recognized by the Funds at the time of the engagement to be non-audit services requiring pre-approval by the Audit Committee or its delegate; and

            (c)        Such services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee or its delegate prior to the completion of the audit, pursuant to the pre-approval provisions of this Policy.

With respect to the provision of fund-related services to Adviser Entities, the aggregate amount of services provided must constitute no more than five percent of the total amount of fees paid by RIC or RIF, as applicable, and the relevant Adviser Entities to the independent auditor during the fiscal year in which the services were provided.

In connection with the approval of any non-audit service pursuant to this de minimis exception, a record shall be made indicating that each of the conditions for this exception has been satisfied.

IX.

Pre-Approval Fee Levels or Budgeted Amounts.

Pre-approved fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee and shall be subject to periodic subsequent review during the year if deemed appropriate by the Audit Committee (separate amounts may be specified for the Funds and for other affiliates in the investment company complex subject to pre-approval).  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee will be mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.  For each fiscal year, the Audit Committee may determine the appropriateness of the ratio between the total amount of fees for audit, audit-related, and tax services for the Funds (including any audit-related or tax services fees for affiliates subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as “all other services” for the Funds (including any such services for affiliates subject to pre-approval by the Audit Committee or its delegate).

X.

Procedures.

All requests or applications for services to be provided by the independent auditor that do not require specific pre-approval by the Audit Committee will be submitted to the “RIC & RIF Clearance Committee” (the “Clearance Committee”) (which shall be comprised of not less than three members, including the Treasurer of the Funds who shall serve as its Chairperson) and must include a detailed description of the services to be rendered and the estimated costs of those services.  The Clearance Committee will determine whether such services are included within the list of services that have received general pre-approval by the Audit Committee.  The Audit Committee will be informed not less frequently than quarterly by the Chairperson of the Clearance Committee of any such services rendered by the independent auditor for the Funds and the fees paid to the independent auditors for such services.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Clearance Committee and must include a joint certification by the engagement partner of the independent auditor and the Chairperson of the Clearance Committee that, in their view, the request or application does not involve a prohibited non-audit service and is consistent with the SEC’s rules governing auditor independence.

Russell Investments’ associates and the officers of RIC and RIF will report to the Chairman of the Audit Committee any breach of this Policy that comes to the attention of the Internal Audit Department or an officer of RIC or RIF.

XI.

Additional Requirements.

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work performed by the independent auditor and to assure the independent auditor’s continuing independence from the Funds and their affiliates.  Such efforts will include, but not be limited to, reviewing a written annual statement from the independent auditor delineating all relationships between the independent auditor and RIC, RIF, RIM and their subsidiaries and affiliates (including persons in financial reporting oversight roles) that may reasonably be thought to bear on the auditor’s independence, consistent with Public Company Accounting Oversight Board Rule 3526, and discussing with the independent auditor its methods and procedures for ensuring its independence.

(e) (2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X is as follows:

Audit Fees                                          0%
Audit-Related Fees                           0%
Tax Fees                                             0%
All Other Fees                                   0%

(f) For services, 50 percent or more of which were pre-approved, the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) The aggregate non-audit fees billed by registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:
2020   $0
2021   $0

(h) The registrant’s audit committee of the board of trustees has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.  [Not Applicable]

Item 6.  [Schedules of Investments are included as part of the Report to Shareholders filed under Item 1 of this form]

Items 7-9. [Not Applicable]

Item 10.  Submission of Matters to a Vote of Security Holders
There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures
(a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies [Not Applicable]

Item 13.  Exhibit List
(a)

Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as codeofethics
(b)

Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act. ex99_cert
(c)

Certification for principal executive officer and principal financial officer of Registrant as required by Rule 30a-2(b) under the Act
. ex99_906cert

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Funds

By:      /s/ Mark E. Swanson
            Mark E. Swanson
President & Chief Executive Officer (Principal Executive Officer), Treasurer, Chief Accounting Officer (Principal Accounting Officer) and Chief Financial Officer (Principal Financial Officer), Russell Investment Funds

Date:  February 15, 2022

[1]
 Adviser Entities include the Funds’ investment adviser (but not a sub-adviser whose role is primarily portfolio management and whose activities are overseen by the principal investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Funds.
[2]
 As noted below, the annual audit services engagement terms and fees for the independent auditor for the Funds require specific pre-approval of the Audit Committee.